UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

BlackRock Inflation Protected Bond Portfolio

Institutional Shares  | BPRIX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	1.10%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	1.05%	2.47%	2.32%	1.73%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	0.70	2.71	2.07	1.91

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund has added the Bloomberg U.S. Aggregate Bond Index  in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,939,820,174
Number of Portfolio Holdings...
247
Portfolio Turnover Rate...
140%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
88.0%
U.S. Government Sponsored Agency Securities...
3.5
Asset-Backed Securities...
3.0
Foreign Government Obligations...
2.7
Non-Agency Mortgage-Backed Securities...
2.1
Foreign Agency Obligations...
0.5
Investment Companies...
0.1
Corporate Bonds...
0.1
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
93.2%
AA/Aa...
0.9
A...
0.3
BBB/Baa...
0.8
BB/Ba...
0.9
B...
0.1
C...
0.0Footnote Reference(b)
NR...
3.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Institutional Shares  | BPRIX

Semi-Annual Shareholder Report — June 30, 2024

BPRIX-06/24-SAR

BlackRock Inflation Protected Bond Portfolio

Investor A Shares  | BPRAX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$67	1.35%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	0.94%	2.23%	2.05%	1.46%
Investor A Shares (with sales charge)...
	(3.10)	(1.86)	1.22	1.04
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	0.70	2.71	2.07	1.91

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index  in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,939,820,174
Number of Portfolio Holdings...
247
Portfolio Turnover Rate...
140%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
88.0%
U.S. Government Sponsored Agency Securities...
3.5
Asset-Backed Securities...
3.0
Foreign Government Obligations...
2.7
Non-Agency Mortgage-Backed Securities...
2.1
Foreign Agency Obligations...
0.5
Investment Companies...
0.1
Corporate Bonds...
0.1
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
93.2%
AA/Aa...
0.9
A...
0.3
BBB/Baa...
0.8
BB/Ba...
0.9
B...
0.1
C...
0.0Footnote Reference(b)
NR...
3.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor A Shares  | BPRAX

Semi-Annual Shareholder Report — June 30, 2024

BPRAX-06/24-SAR

BlackRock Inflation Protected Bond Portfolio

Investor C Shares  | BPRCX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$105	2.10%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	0.54%	1.38%	1.28%	0.86%
Investor C Shares (with sales charge)...
	(0.44)	0.40	1.28	0.86
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	0.70	2.71	2.07	1.91

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index  in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,939,820,174
Number of Portfolio Holdings...
247
Portfolio Turnover Rate...
140%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
88.0%
U.S. Government Sponsored Agency Securities...
3.5
Asset-Backed Securities...
3.0
Foreign Government Obligations...
2.7
Non-Agency Mortgage-Backed Securities...
2.1
Foreign Agency Obligations...
0.5
Investment Companies...
0.1
Corporate Bonds...
0.1
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
93.2%
AA/Aa...
0.9
A...
0.3
BBB/Baa...
0.8
BB/Ba...
0.9
B...
0.1
C...
0.0Footnote Reference(b)
NR...
3.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor C Shares  | BPRCX

Semi-Annual Shareholder Report — June 30, 2024

BPRCX-06/24-SAR

BlackRock Inflation Protected Bond Portfolio

Class K Shares  | BPLBX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$52	1.05%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	1.05%	2.48%	2.35%	1.80%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	0.70	2.71	2.07	1.91

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund has added the Bloomberg U.S. Aggregate Bond Index  in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,939,820,174
Number of Portfolio Holdings...
247
Portfolio Turnover Rate...
140%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
88.0%
U.S. Government Sponsored Agency Securities...
3.5
Asset-Backed Securities...
3.0
Foreign Government Obligations...
2.7
Non-Agency Mortgage-Backed Securities...
2.1
Foreign Agency Obligations...
0.5
Investment Companies...
0.1
Corporate Bonds...
0.1
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
93.2%
AA/Aa...
0.9
A...
0.3
BBB/Baa...
0.8
BB/Ba...
0.9
B...
0.1
C...
0.0Footnote Reference(b)
NR...
3.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Class K Shares  | BPLBX

Semi-Annual Shareholder Report — June 30, 2024

BPLBX-06/24-SAR

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares  | BSIIX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.71%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	1.61%	6.82%	2.67%	2.65%
Bloomberg U.S. Universal Index...
	(0.28)	3.47	0.11	1.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.63	5.40	2.16	1.51

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$37,820,625,356
Number of Portfolio Holdings...
7,548
Portfolio Turnover Rate...
627%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
30.9%
U.S. Government Sponsored Agency Securities...
28.2
Asset-Backed Securities...
12.5
Foreign Government Obligations...
8.5
Non-Agency Mortgage-Backed Securities...
8.5
Floating Rate Loan Interests...
3.6
U.S. Treasury Obligations...
1.9
Common Stocks...
1.7
Foreign Agency Obligations...
1.2
Preferred Securities...
1.1
OtherFootnote Reference(b)...
1.9
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
38.5%
AA/Aa...
4.3
A...
11.0
BBB/Baa...
15.5
BB/Ba...
10.0
B...
5.4
CCC/Caa...
0.9
CC/Ca...
0.5
C...
0.2
D...
0.1
NR...
13.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares  | BSIIX

Semi-Annual Shareholder Report — June 30, 2024

BSIIX-06/24-SAR

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares  | BASIX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.96%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	1.48%	6.55%	2.38%	2.36%
Investor A Shares (with sales charge)...
	(2.58)	2.29	1.55	1.94
Bloomberg U.S. Universal Index...
	(0.28)	3.47	0.11	1.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.63	5.40	2.16	1.51

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Key Fund statistics

Net Assets...
$37,820,625,356
Number of Portfolio Holdings...
7,548
Portfolio Turnover Rate...
627%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
30.9%
U.S. Government Sponsored Agency Securities...
28.2
Asset-Backed Securities...
12.5
Foreign Government Obligations...
8.5
Non-Agency Mortgage-Backed Securities...
8.5
Floating Rate Loan Interests...
3.6
U.S. Treasury Obligations...
1.9
Common Stocks...
1.7
Foreign Agency Obligations...
1.2
Preferred Securities...
1.1
OtherFootnote Reference(b)...
1.9
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
38.5%
AA/Aa...
4.3
A...
11.0
BBB/Baa...
15.5
BB/Ba...
10.0
B...
5.4
CCC/Caa...
0.9
CC/Ca...
0.5
C...
0.2
D...
0.1
NR...
13.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares  | BASIX

Semi-Annual Shareholder Report — June 30, 2024

BASIX-06/24-SAR

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares  | BSICX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$85	1.70%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	1.11%	5.78%	1.67%	1.76%
Investor C Shares (with sales charge)...
	0.12	4.78	1.67	1.76
Bloomberg U.S. Universal Index...
	(0.28)	3.47	0.11	1.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.63	5.40	2.16	1.51

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Key Fund statistics

Net Assets...
$37,820,625,356
Number of Portfolio Holdings...
7,548
Portfolio Turnover Rate...
627%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
30.9%
U.S. Government Sponsored Agency Securities...
28.2
Asset-Backed Securities...
12.5
Foreign Government Obligations...
8.5
Non-Agency Mortgage-Backed Securities...
8.5
Floating Rate Loan Interests...
3.6
U.S. Treasury Obligations...
1.9
Common Stocks...
1.7
Foreign Agency Obligations...
1.2
Preferred Securities...
1.1
OtherFootnote Reference(b)...
1.9
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
38.5%
AA/Aa...
4.3
A...
11.0
BBB/Baa...
15.5
BB/Ba...
10.0
B...
5.4
CCC/Caa...
0.9
CC/Ca...
0.5
C...
0.2
D...
0.1
NR...
13.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares  | BSICX

Semi-Annual Shareholder Report — June 30, 2024

BSICX-06/24-SAR

BlackRock Strategic Income Opportunities Portfolio

Class K Shares  | BSIKX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.62%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	1.66%	6.91%	2.76%	2.73%
Bloomberg U.S. Universal Index...
	(0.28)	3.47	0.11	1.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.63	5.40	2.16	1.51

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Key Fund statistics

Net Assets...
$37,820,625,356
Number of Portfolio Holdings...
7,548
Portfolio Turnover Rate...
627%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
30.9%
U.S. Government Sponsored Agency Securities...
28.2
Asset-Backed Securities...
12.5
Foreign Government Obligations...
8.5
Non-Agency Mortgage-Backed Securities...
8.5
Floating Rate Loan Interests...
3.6
U.S. Treasury Obligations...
1.9
Common Stocks...
1.7
Foreign Agency Obligations...
1.2
Preferred Securities...
1.1
OtherFootnote Reference(b)...
1.9
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
38.5%
AA/Aa...
4.3
A...
11.0
BBB/Baa...
15.5
BB/Ba...
10.0
B...
5.4
CCC/Caa...
0.9
CC/Ca...
0.5
C...
0.2
D...
0.1
NR...
13.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Class K Shares  | BSIKX

Semi-Annual Shareholder Report — June 30, 2024

BSIKX-06/24-SAR

(b)    Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable.
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies –

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
AREIT Ltd., Series 2024-CRE9,
Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 7.02%,
05/17/41
(a) (b)
............... USD 2,650 $ 2,644,564
United States — 3.2%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 2,839,357
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,853,733
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,207,599
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,830,747
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,567,089
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,574,085
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,844 3,421,618
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,650 3,145,549
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 890 817,783
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,563,638
Progress Residential Trust
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 2,848,603
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 777 686,231
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,484,425
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,182,878
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 917,840
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,612,015
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,053,369
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,521,400
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,804,263
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,910,384
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,563,378
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,217,927
62,623,911
Total Asset-Backed Securities — 3.4%
(Cost: $ 71,836,409 ) .............................. 65,268,475
Security
Shares
Shares Value
Common Stocks
United States — 0.1%
Blackstone Mortgage Trust, Inc. , Class
A ...................... 20,000 $ 348,400
Invitation Homes, Inc. ........... 15,000 538,350
886,750
Total Common Stocks — 0.1%
(Cost: $ 1,305,280 ) .............................. 886,750
Par (000)
Pa r (000)
Corporate Bonds
China — 0.0%
China Aoyuan Group Ltd. , 6.20%
,
03/24/26
(c)
................ USD 545 8,175
Fantasia Holdings Group Co. Ltd. ,
10.88%
,
01/09/25
(c) (d) (e)
........ 345 5,002
KWG Group Holdings Ltd. , 5.95%
,
08/10/25
(c) (d) (e)
.............. 545 29,975
Powerlong Real Estate Holdings Ltd. ,
6.25%
,
08/10/24
(c) (d) (e)
......... 345 27,600
Sunac China Holdings Ltd. , 7.00%
,
07/09/25 ................. 545 78,671
Yango Justice International Ltd. , 8.25%
,
11/25/24
(c) (d) (e)
.............. 545 1,362
Yuzhou Group Holdings Co. Ltd. ,
6.35%
,
01/13/27
(c) (d) (e)
......... 345 18,803
169,588
Hong Kong — 0.0%
Melco Resorts Finance Ltd. , 5.63%
,
07/17/27
(c)
................ 545 517,920
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85%
,
01/27/28
(c)
................ 545 497,313
MGM China Holdings Ltd. , 4.75%
,
02/01/27
(c)
................ 545 519,385
Studio City Finance Ltd. , 5.00%
,
01/15/29
(a)
................ 545 479,770
1,496,468
Total Corporate Bonds — 0.1%
(Cost: $ 5,283,173 ) .............................. 2,183,976
Foreign Agency Obligations
Supranational — 0.6%
European Union
(c)
2.50% , 10/04/52 ............ EUR 1,680 1,478,885
Series NGEU , 3.00% , 03/04/53 .. 10,799 10,511,167
11,990,052
Total Foreign Agency Obligations — 0.6%
(Cost: $ 11,881,463 ) .............................. 11,990,052

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Belgium — 0.5%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (c)
............... EUR 8,982 $ 9,052,102
Brazil — 1.0%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL 14 2,339,764
6.13% , 03/15/34 ............ USD 5,400 5,189,400
10.00% , 01/01/35 ........... BRL 81 12,697,444
20,226,608
France — 0.2%
French Republic , 3.00%
,
05/25/54
(a) (c)
EUR 4,605 4,292,718
Israel — 0.0%
State of Israel Government Bond ,
5.75%
,
03/12/54 ............ USD 1,080 976,050
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 ................. JPY 859,700 4,922,983
Mexico — 0.8%
United Mexican States
8.50% , 03/01/29 ............ MXN 465 2,391,751
8.50% , 05/31/29 ............ 930 4,790,860
3.50% , 02/12/34 ............ USD 1,834 1,491,959
7.75% , 11/23/34 ............ MXN 624 2,934,454
6.35% , 02/09/35 ............ USD 3,650 3,670,075
15,279,099
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(c)
................ GBP 3,547 4,274,371
Total Foreign Government Obligations — 3.0%
(Cost: $ 62,917,339 ) .............................. 59,023,931
Shares
Shares
Investment Companies
iShares Residential and Multisector
Real Estate ETF
(f)
........... 32,341 2,489,956
Total Investment Companies — 0.1%
(Cost: $ 2,933,731 ) .............................. 2,489,956
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .2%
United States — 1.2%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(g)
........... USD 2,691 2,621,340
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 5,318 5,260,780
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 3,386 2,695,725
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,462 1,393,862
Security
Par (000)
Par (000) Value
United States (continued)
PGA National Resort Commercial
Mortgage Trust,   (1-mo. SOFR
FWD + 1.89%), 7.22%, 06/15/39
(b)
USD 1,000 $ 997,500
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 815 801,611
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(b)
.............. 3,881 3,105,438
Series 2022-2, Class A1, 5.35%,
08/25/62
(g)
.............. 1,325 1,306,165
Verus Securitization Trust
(g)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 3,807 3,761,304
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 1,025 1,029,093
22,972,818
Commercial Mortgage-Backed Securities — 1 .1%
United States — 1.1%
(a)(b)
BFLD Mortgage Trust, Series 2024-
VICT,  (1-mo. CME Term SOFR
at 1.89% Floor + 1.89%), 0.00%,
07/15/41 ................. 585 583,514
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... 950 825,989
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 114,735
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.87%, 05/15/34 ... 2,000 2,001,228
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.97%, 05/15/41 ... 2,200 2,194,497
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.47%, 02/15/39 ... 1,128 1,124,961
BX Trust, Series 2024-VLT4, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.81%, 07/15/29 . 1,990 1,987,503
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 7.14%, 06/15/41 ....... 870 867,102
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37 .. 345 345,188
ELM Trust
Series 2024-ELM, Class A10,
5.80%, 06/10/39 .......... 700 700,591
Series 2024-ELM, Class A15,
5.80%, 06/10/39 .......... 700 700,591
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.49%), 6.82%, 07/15/38 ... 2,723 2,712,360
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 7.14%, 07/15/38 ... 381 380,324
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 07/15/38 ... 586 586,069
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 7.02%, 05/15/41 ....... 1,940 1,938,787

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 6.87%, 05/15/37 ....... USD 780 $ 778,050
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.97%, 06/15/41 ....... 870 865,647
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
6.59%, 10/15/36 ............ 430 415,561
JW Commercial Mortgage Trust, Series
2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor +
1.62%), 6.94%, 06/15/39 ....... 830 826,885
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 6.92%, 06/15/26 . 1,320 1,313,813
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 6.69%, 01/15/36 ....... 385 366,995
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.51%,
05/15/37 ................. 235 236,175
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.31%, 07/15/35 ............ 293 287,438
22,154,003
Total Non-Agency Mortgage-Backed Securities — 2.3%
(Cost: $ 45,230,640 ) .............................. 45,126,821
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K62 , Class B ,
4.01% , 01/25/50 ........ 2,500 2,399,285
Series 2017-K65 , Class B ,
4.22% , 07/25/50 ........ 2,000 1,922,687
Series 2018-K73 , Class B ,
3.98% , 02/25/51 ........ 1,350 1,274,405
Series 2018-K82 , Class B ,
4.27% , 09/25/28 ........ 2,043 1,936,481
Series 2018-K83 , Class B ,
4.42% , 11/25/51 ........ 2,000 1,905,636
Series 2018-W5FX , Class CFX ,
(1-mo. LIBOR USD + 0.00%),
3.79% , 04/25/28 ........ 696 602,882
Series 2019-K91 , Class B ,
4.40% , 04/25/51 ........ 2,000 1,894,585
Series 2019-K94 , Class B ,
4.10% , 07/25/52 ........ 2,000 1,866,419
Series 2020-K737 , Class B ,
3.42% , 01/25/53 ........ 932 882,775
14,685,155
Mortgage-Backed Securities — 3.2%
Uniform Mortgage-Backed Securities
(h)
5.00% , 07/25/54 .......... 42,283 40,862,157
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 07/25/54 .......... USD 20,811 $ 20,524,116
61,386,273
Total U.S. Government Sponsored Agency Securities
—
3 .9%
(Cost: $ 77,016,933 ) .............................. 76,071,428
U.S. Treasury Obligations
U.S. Treasury Bonds , 3.00% , 02/15/49 4,285 3,245,720
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26 ............ 26,148 25,825,567
2.38% , 01/15/27 ............ 24,937 24,921,626
1.75% , 01/15/28 ............ 23,064 22,694,555
3.63% , 04/15/28 ............ 23,581 24,779,901
2.50% , 01/15/29 ............ 21,998 22,382,584
3.88% , 04/15/29 ............ 30,147 32,560,439
3.38% , 04/15/32
(i)
........... 10,855 11,849,727
2.13% , 02/15/40 - 02/15/54 ..... 45,116 44,436,650
0.75% , 02/15/42 - 02/15/45 ..... 69,657 53,182,397
0.63% , 02/15/43 ............ 24,757 18,584,554
1.38% , 02/15/44
(j)
........... 32,423 27,782,153
1.00% , 02/15/46 - 02/15/49 ..... 48,293 37,177,612
0.88% , 02/15/47 ............ 23,608 17,720,212
0.25% , 02/15/50 ............ 24,544 14,977,617
0.13% , 02/15/51 - 02/15/52 ..... 53,302 30,510,755
1.50% , 02/15/53 ............ 26,434 22,201,694
U.S. Treasury Inflation Linked Notes
0.38% , 07/15/25 - 07/15/27 ..... 170,580 163,674,329
0.13% , 10/15/25 - 01/15/32 ..... 612,276 560,861,723
0.63% , 01/15/26 - 07/15/32 ..... 134,699 124,767,951
1.63% , 10/15/27 ............ 66,625 65,538,145
0.50% , 01/15/28 ............ 59,144 55,729,243
1.25% , 04/15/28
(i)
........... 64,097 61,904,536
0.75% , 07/15/28 ............ 50,985 48,447,788
2.38% , 10/15/28
(i)
........... 65,869 66,727,934
0.88% , 01/15/29 ............ 44,186 41,857,958
2.13% , 04/15/29
(i)
........... 56,682 56,746,969
0.25% , 07/15/29 ............ 52,213 47,943,638
1.13% , 01/15/33
(i)
........... 73,181 67,704,287
1.38% , 07/15/33
(j)
........... 77,069 72,769,893
1.75% , 01/15/34
(i)
........... 69,909 67,828,346
Total U.S. Treasury Obligations — 99.9%
(Cost: $ 2,055,836,437 ) ........................... 1,937,336,503
Total Long-Term Investments — 113 .4%
(Cost: $ 2,334,241,405 ) ........................... 2,200,377,892
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(f) (k)
.... 7,200,751 7,200,751
Total Short-Term Securities — 0 .4%
(Cost: $ 7,200,751 ) .............................. 7,200,751

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Total Options Purchased — 0 .1%
(Cost: $ 2,655,390 ) .............................. $ 1,833,245
Total Investments Before Options Written — 113.9%
(Cost: $ 2,344,097,546 ) ........................... 2,209,411,888
Total Options Written — ( 0 .1 ) %
(Premiums Received — $ (2,499,214) ) ................. (1,776,555)
Total Investments Net of Options Written — 113 .8%
(Cost: $ 2,341,598,332 ) ........................... 2,207,635,333
Liabilities in Excess of Other Assets — (13.8) % ........... (267,815,159)
Net Assets — 100.0% .............................. $ 1,939,820,174
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Affiliate of the Fund.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Represents or includes a TBA transaction.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 20,717,863 $ — $ (13,517,112)
(a)
$ — $ — $ 7,200,751 7,200,751 $ 130,083 $ —
iShares Residential and
Multisector Real Estate ETF 2,377,710 — — — 112,246 2,489,956 32,341 22,575 —
$ — $ 112,246 $ 9,690,707 $ 152,658 $ —
— —
(a)
Represents net amount purchased (sold).

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio

Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BNP Paribas SA ....... 5 .44% 06/28/24 07/01/24   $ 34,734,281 $ 34,750,027 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 5 .43 06/28/24 07/01/24   62,475,000 62,503,270 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 5 .40 06/28/24 07/01/24   11,944,344 11,949,719 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 5 .43 06/28/24 07/01/24   43,175,000 43,194,537 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 5 .43 06/28/24 07/01/24   23,258,750 23,269,275 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 5 .43 06/28/24 07/01/24   54,067,500 54,091,965 U.S. Treasury Obligations Overnight
$ 229,654,875 $ 229,758,793

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 2 09/06/24 $ 247 $ (441)
U.S. Treasury 2-Year Note .................................................... 44 09/30/24 8,986 (8,646)
3-mo. SOFR ............................................................. 2 12/17/24 474 (178)
3-mo. SOFR ............................................................. 4 09/16/25 957 94
3-mo. SOFR ............................................................. 9 03/17/26 2,161 (1,439)
(10,610)
Short Contracts
Euro-Bund .............................................................. 4 09/06/24 564 1,046
Euro-Buxl ............................................................... 23 09/06/24 3,208 (72,753)
Canada 10-Year Bond ....................................................... 209 09/18/24 18,343 123,161
U.S. Treasury 10-Year Note ................................................... 116 09/19/24 12,742 76,085
U.S. Treasury 10-Year Ultra Note ............................................... 186 09/19/24 21,070 202,803
U.S. Treasury Long Bond ..................................................... 103 09/19/24 12,141 (47,772)
U.S. Treasury Ultra Bond ..................................................... 65 09/19/24 8,097 174,737
S&P 500 E-Mini Index ....................................................... 2 09/20/24 552 2,089
Long Gilt ................................................................ 1 09/26/24 123 654
U.S. Treasury 5-Year Note .................................................... 393 09/30/24 41,861 (26,966)
3-mo. EURIBOR .......................................................... 7 12/15/25 1,823 713
3-mo. SOFR ............................................................. 2 12/16/25 479 (1,603)
432,194
$ 421,584
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 790,855 EUR 725,000 JPMorgan Chase Bank NA 07/02/24 $ 14,416
USD 14,860,112 BRL 81,101,143 Barclays Bank plc 09/18/24 481,176
USD 1,694,020 BRL 9,256,463 JPMorgan Chase Bank NA 09/18/24 52,883
USD 14,462,396 EUR 13,433,510 BNP Paribas SA 09/18/24 20,432
USD 858,940 EUR 798,000 Natwest Markets plc 09/18/24 1,034
USD 1,001,360 EUR 931,000 Nomura International plc 09/18/24 470
USD 9,389,633 EUR 8,724,490 Toronto Dominion Bank 09/18/24 10,196
USD 274,317 EUR 255,000 UBS AG 09/18/24 175
USD 267,642 GBP 211,000 Citibank NA 09/18/24 760
USD 919,394 GBP 725,000 Goldman Sachs International 09/18/24 2,383
USD 983,336 GBP 775,000 HSBC Bank plc 09/18/24 3,083
USD 1,134,797 GBP 895,000 JPMorgan Chase Bank NA 09/18/24 2,762
USD 875,148 GBP 690,000 Standard Chartered Bank 09/18/24 2,406
USD 889,398 JPY 138,529,000 Nomura International plc 09/18/24 17,857
USD 4,473,273 JPY 697,141,000 Royal Bank of Canada 09/18/24 87,282
697,315
USD 85,357 CAD 117,000 Royal Bank of Canada 09/18/24 (328)
USD 1,444,070 MXN 27,552,133 Citibank NA 09/18/24 (43,390)
(43,718)
$ 653,597

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Royal Bank of Canada 07/30/24 JPY 161.50 JPY 168.00 USD 1,481 $ 6,011
Put
USD Currency ............... One-Touch JPMorgan Chase Bank NA 07/03/24 MXN 17.10 MXN 17.10 USD 149 74
USD Currency ............... Up and In JPMorgan Chase Bank NA 07/15/24 MXN 18.25 MXN 18.75 USD 2,965 32,207
32,281
$ 38,292
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... UBS AG 07/30/24 JPY 161.00 USD 1,481 $ 10,678
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 58,007 432,717
$ 443,395
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination Barclays Bank plc 10/16/24 4 .54 % USD 447,008 $ 582,476
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination Deutsche Bank AG 10/16/24 4 .54 USD 224,103 292,019
874,495
Put
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual Citibank NA 10/17/24 4 .43 USD 24,797 120,796
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs Bank
USA 10/17/24 4 .43 USD 12,399 60,398
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3 .93 USD 10,471 295,869
477,063
$ 1,351,558
(a)
Forward settling swaption.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. UBS AG 07/30/24 JPY 165.00 USD 2,962 $ (5,569)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 09/12/24 3 .86 % USD 23,561 $ (300,137)
10-Year Interest Rate Swap
(a)
3.89% Annual 1-day SOFR Annual Citibank NA 09/13/24 3 .89 USD 11,781 (163,436)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.83% Annual 1-day SOFR Annual Bank of America NA 09/17/24 3 .83 % USD 5,890 $ (71,393)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination Barclays Bank plc 10/16/24 3 .84 USD 447,008 (124,901)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination Deutsche Bank AG 10/16/24 3 .84 USD 224,103 (62,618)
(722,485)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 09/12/24 3 .86 USD 23,561 (407,077)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.89% Annual Citibank NA 09/13/24 3 .89 USD 11,781 (190,596)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.83% Annual Bank of America NA 09/17/24 3 .83 USD 5,890 (113,173)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Citibank NA 09/18/24 3 .86 USD 10,471 (205,511)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination Citibank NA 10/17/24 5 .10 USD 208,292 (88,096)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs Bank
USA 10/17/24 5 .10 USD 104,146 (44,048)
(1,048,501)
$ (1,770,986)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 51,341 $ 3,269,430 $ 1,499,093 $ 1,770,337
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.86% At Termination
1-day
REPO_CORRA At Termination N/A 07/25/24 CAD 25,457 $ (1,859) $ — $ (1,859)
4.87% At Termination
1-day
REPO_CORRA At Termination N/A 07/25/24 CAD 50,914 (3,916) — (3,916)
4.87% At Termination
1-day
REPO_CORRA At Termination N/A 07/25/24 CAD 10,998 (873) — (873)
1-day EFFR At Termination 5.31% At Termination 07/31/24
(a)
09/18/24 USD 763,400 4,011 — 4,011
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 763,390 16,839 — 16,839
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 763,390 14,787 — 14,787
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 763,390 17,096 — 17,096
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 751,000 19,090 — 19,090
0.27% Annual 1-day TONAR Annual N/A 03/11/26 JPY 1,566,260 13,391 5,752 7,639
0.41% Annual 1-day TONAR Annual N/A 05/21/26 JPY 1,517,975 (1,579) — (1,579)
4.09% Annual 1-day SOFR Annual N/A 02/28/31 USD 981 (4,455) — (4,455)
1-day SOFR Annual 4.12% Annual N/A 11/15/33 USD 1,247 15,149 — 15,149
4.10% Annual 1-day SOFR Annual N/A 11/15/33 USD 1,853 (19,815) — (19,815)
6-mo. EURIBOR Semi-Annual 2.73% Annual N/A 01/26/34 EUR 645 (9,987) 391 (10,378)
1-day TONAR Annual 0.85% Annual N/A 03/11/34 JPY 328,915 (29,727) (6,400) (23,327)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day TONAR Annual 0.99% Annual N/A 05/21/34 JPY 319,500 $ (8,930) $ — $ (8,930)
1-day SOFR Annual 3.78% Annual N/A 06/18/34 USD 4,363 (63,404) — (63,404)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 01/26/54 EUR 265 4,738 (3,067) 7,805
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 4,447 88,640 (37,561) 126,201
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,447 72,509 (53,420) 125,929
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,774 69,960 (65,287) 135,247
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 2,235 32,895 (29,759) 62,654
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 939 23,583 (1,038) 24,621
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 3,633 16,879 (7,498) 24,377
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 852 22,420 — 22,420
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 826 21,610 — 21,610
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 572 (13,286) — (13,286)
$ 295,766 $ (197,887) $ 493,653
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.88% At Termination
UK Retail Price Index All
Items Monthly At Termination 06/15/29 GBP 3,940 $ 6,819 $ — $ 6,819
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.13% At Termination 06/15/29 EUR 9,560 609 — 609
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/01/29 USD 5,276 12,449 — 12,449
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/07/34 USD 344 (597) (34) (563)
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/13/34 USD 230 20 (26) 46
2.55% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/07/49 USD 2,650 (28,556) — (28,556)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.78% At Termination 08/15/53 EUR 360 36,306 31,669 4,637
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.53% At Termination 11/15/53 EUR 700 14,346 4,526 9,820
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.64% At Termination 11/15/53 EUR 370 20,898 15,971 4,927
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/18/53 USD 2,310 13,036 26,241 (13,205)
$ 75,330 $ 78,347 $ (3,017)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4 .80
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .08

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .68%
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,583,643 $ (204,090) $ 2,455,119 $ (194,146) $ —
Options Written ................................................... N/A N/A 872,038 (149,379) (1,776,555)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,089 $ — $ 579,293 $ — $ 581,382
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 697,315 — — 697,315
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 481,687 1,351,558 — 1,833,245
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,770,337 — — 645,475 39,307 2,455,119
$ — $ 1,770,337 $ 2,089 $ 1,179,002 $ 2,576,326 $ 39,307 $ 5,567,061
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 159,798 $ — $ 159,798
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 43,718 — — 43,718
Options written
(b)
Options written at value ..................... — — — 5,569 1,770,986 — 1,776,555
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 151,822 42,324 194,146
$ — $ — $ — $ 49,287 $ 2,082,606 $ 42,324 $ 2,174,217
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ (26,475) $ — $ 467,118 $ — $ 4,587,266 $ — $ 5,027,909
Forward foreign currency exchange contracts .... — — — 1,556,005 — — 1,556,005
Options purchased
(a)
..................... — — (149,469) (244,392) (4,070,601) — (4,464,462)
Options written ........................ — — — 222,820 2,718,901 — 2,941,721
Swaps .............................. — (734,711) — — (1,504,796) 256,364 (1,983,143)
$ (26,475) $ (734,711) $ 317,649 $ 1,534,433 $ 1,730,770 $ 256,364 $ 3,078,030

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 2,089 $ — $ 9,978,311 $ — $ 9,980,400
Forward foreign currency exchange contracts .... — — — 712,569 — — 712,569
Options purchased
(b)
..................... — — — (4,064) (1,373,513) — (1,377,577)
Options written ........................ — — — — 1,356,346 — 1,356,346
Swaps .............................. — 1,770,337 — — 434,270 (144,506) 2,060,101
$ — $ 1,770,337 $ 2,089 $ 708,505 $ 10,395,414 $ (144,506) $ 12,731,839
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 34,659,264
Average notional value of contracts — short ................................................................................. $ 279,119,111
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 49,403,771
Options
Average value of option contracts purchased ................................................................................ $ 556,939
Average value of option contracts written ................................................................................... $ 13,297
Average notional value of swaption contracts purchased ......................................................................... $ 383,858,750
Average notional value of swaption contracts written ........................................................................... $ 562,711,500
Credit default swaps
Average notional value — sell protection ................................................................................... $ 62,785,619
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 81,465,093
Average notional value — receives fixed rate ................................................................................ $ 1,923,331,539
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 35,380,909
Average notional value — receives fixed rate ................................................................................ $ 31,413,293
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 584,173 $ —
Forward f oreign currency exchange contracts ................................................................. 697,315 43,718
Options
(a) (b)
........................................................................................ 1,833,245 1,776,555
Swaps — centrally cleared .............................................................................. 136,121 —
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 3,250,854 $ 1,820,273
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(720,294) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,530,560 $ 1,820,273
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 432,717 $ (184,566) $ (248,151) $ — $ —
Barclays Bank plc ................................ 1,063,652 (124,901) — (580,000) 358,751
BNP Paribas SA ................................. 20,432 — — — 20,432
Citibank NA .................................... 417,425 (417,425) — — —
Deutsche Bank AG ............................... 292,019 (292,019) — — —
Goldman Sachs Bank ............................. 60,398 (44,048) — — 16,350
Goldman Sachs International ........................ 2,383 — — — 2,383
HSBC Bank plc .................................. 3,083 — — — 3,083
JPMorgan Chase Bank NA .......................... 102,342 — — — 102,342
Natwest Markets plc .............................. 1,034 — — — 1,034
Nomura International plc ........................... 18,327 — — — 18,327
Royal Bank of Canada ............................. 93,293 (328) — — 92,965
Standard Chartered Bank ........................... 2,406 — — — 2,406
Toronto Dominion Bank ............................ 10,196 — — — 10,196
UBS AG ...................................... 10,853 (5,569) — — 5,284
$ 2,530,560 $ (1,068,856) $ (248,151) $ (580,000) $ 633,553
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Bank of America NA .............................. $ 184,566 $ (184,566) $ — $ — $ —
Barclays Bank plc ................................ 124,901 (124,901) — — —
Citibank NA .................................... 691,029 (417,425) (273,604) — —
Deutsche Bank AG ............................... 769,832 (292,019) (477,813) — —
Goldman Sachs Bank ............................. 44,048 (44,048) — — —
Royal Bank of Canada ............................. 328 (328) — — —
UBS AG ...................................... 5,569 (5,569) — — —
$ 1,820,273 $ (1,068,856) $ (751,417) $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 65,268,475 $ — $ 65,268,475
Common Stocks ......................................... 886,750 — — 886,750
Corporate Bonds ........................................ — 2,183,976 — 2,183,976
Foreign Agency Obligations ................................. — 11,990,052 — 11,990,052
Foreign Government Obligations .............................. — 59,023,931 — 59,023,931
Investment Companies .................................... 2,489,956 — — 2,489,956
Non-Agency Mortgage-Backed Securities ........................ — 45,126,821 — 45,126,821
U.S. Government Sponsored Agency Securities .................... — 76,071,428 — 76,071,428

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Inflation Protected Bond Portfolio

See notes to consolidated financial statements.
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 1,937,336,503 $ — $ 1,937,336,503
Short-Term Securities
Money Market Funds ...................................... 7,200,751 — — 7,200,751
Options Purchased
Foreign currency exchange contracts ........................... — 481,687 — 481,687
Interest rate contracts ...................................... — 1,351,558 — 1,351,558
$ 10,577,457 $ 2,198,834,431 $ — $ 2,209,411,888
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,770,337 $ — $ 1,770,337
Equity contracts ........................................... 2,089 — — 2,089
Foreign currency exchange contracts ............................ — 697,315 — 697,315
Interest rate contracts ....................................... 579,293 645,475 — 1,224,768
Other contracts ........................................... — 39,307 — 39,307
Liabilities
Foreign currency exchange contracts ............................ — (49,287) — (49,287)
Interest rate contracts ....................................... (159,798) (1,922,808) — (2,082,606)
Other contracts ........................................... — (42,324) — (42,324)
$ 421,584 $ 1,138,015 $ — $ 1,559,599
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $229,758,793 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.0%
Liberty, Series 2024-1A, Class A, (1-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.20%),
5.50%, 05/25/32
(a) (b)
.......... AUD 3,722 $ 2,480,897
Bermuda — 0.1%
(a)(c)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 7.44%, 08/17/41 . USD 5,640 5,633,015
Barings Private Credit Corp. CLO Ltd.,
Series 2023-1A, Class A1, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 7.73%, 07/15/31 ....... 1,317 1,320,573
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 7.73%, 01/16/37 . 5,672 5,650,934
OHA Credit Funding 11 Ltd., Series
2022-11A, Class E, (3-mo. CME
Term SOFR at 7.25% Floor +
7.25%), 12.58%, 07/19/33 ...... 250 251,222
OHA Credit Funding 13 Ltd., Series
2022-13A, Class E, (3-mo. CME
Term SOFR at 8.55% Floor +
8.55%), 13.87%, 07/20/35 ...... 7,675 7,861,111
Symphony CLO 38 Ltd.
Series 2023-38A, Class C1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 8.22%, 04/24/36 ... 2,500 2,530,838
Series 2023-38A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 11.32%, 04/24/36 .. 3,000 3,018,645
Symphony CLO 39 Ltd., Series 2023-
39A, Class E, (3-mo. CME Term
SOFR at 6.19% Floor + 6.19%),
11.51%, 04/25/34 ........... 5,000 5,042,593
Symphony CLO 40 Ltd., Series 2023-
40A, Class D, (3-mo. CME Term
SOFR at 5.00% Floor + 5.00%),
10.33%, 01/14/34 ........... 3,350 3,403,626
TSTAT Ltd., Series 2022-1A, Class
D1R, (3-mo. CME Term SOFR at
4.75% Floor + 4.75%), 10.07%,
07/20/31 ................. 5,000 5,014,680
39,727,237
Canada — 0.0%
Fairstone Financial Issuance Trust I
(c)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 6,228 4,475,874
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 12,801,855
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,455,572
Series 2020-1A, Class D, 6.87%,
10/20/39 ............... 150 104,171
18,837,472
Cayman Islands — 6.6%
720 East CLO Ltd., Series 2023-IA,
Class A1, (3-mo. CME Term SOFR
at 2.10% Floor + 2.10%), 7.43%,
04/15/36
(a) (c)
............... USD 5,000 5,052,424
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 7.49%, 01/20/36
(a) (c)
6,250 6,251,242
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
ACAS CLO Ltd.
(a)(c)
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 6.48%, 10/18/28 ... USD 1,229 $ 1,229,291
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 7.19%, 10/18/28 ... 500 500,539
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.46%), 7.79%, 10/18/28 ... 3,690 3,691,048
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (3-mo. CME Term SOFR
at 1.16% Floor + 1.42%), 6.75%,
07/20/34
(a) (c)
............... 13,536 13,545,308
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (3-mo. CME Term SOFR at 3.30%
Floor + 3.56%), 8.89%, 01/15/33
(a) (c)
375 376,193
AGL CLO 5 Ltd., Series 2020-5A,
Class A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.99%,
07/20/34
(a) (c)
............... 390 390,000
AIMCO CLO
(a)(c)
Series 2015-AA, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.53%, 10/17/34 ... 1,313 1,312,707
Series 2018-BA, Class ER, (3-mo.
CME Term SOFR at 6.30% Floor
+ 6.30%), 11.63%, 04/16/37 .. 1,000 1,002,072
Aimco CLO 12 Ltd., Series 2020-12A,
Class DR, (3-mo. CME Term SOFR
at 2.90% Floor + 2.90%), 8.22%,
01/17/32
(a) (c)
............... 610 610,499
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a) (c)
.. 20,000 15,154,000
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.39%), 6.71%,
01/17/31
(a) (c)
............... 748 748,465
Allegro CLO VIII Ltd.
(a)(c)
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.69%, 07/15/31 ... 7,245 7,252,085
Series 2018-2A, Class B1, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.93%), 7.26%, 07/15/31 ... 500 501,136
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a) (c) (d)
... 12,160 1
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.84%,
11/02/30
(a) (c)
............... 717 717,243
Anchorage Capital CLO 11 Ltd.
(a)(c)
Series 2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 9.09%, 07/22/37 ... 2,500 2,500,000
Series 2019-11A, Class ER2, (3-mo.
CME Term SOFR at 7.33% Floor
+ 7.33%), 12.67%, 07/22/37 .. 2,500 2,475,000
Anchorage Capital CLO 7 Ltd.
(a)(c)
Series 2015-7A, Class AR3, (3-mo.
CME Term SOFR at 1.56% Floor
+ 1.56%), 6.89%, 04/28/37 ... 22,000 22,017,565
Series 2015-7A, Class BR3, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 7.38%, 04/28/37 ... 8,000 8,060,061

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-7A, Class DR3, (3-mo.
CME Term SOFR at 3.80% Floor
+ 3.80%), 9.13%, 04/28/37 ... USD 8,860 $ 8,858,979
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38
(c)
................ 9,000 8,717,654
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38
(c)
................ 10,000 9,351,000
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40
(c)
................ 20,750 18,413,867
Anchorage Credit Funding 16 Ltd.,
Series 2022-16A, Class A, 5.40%,
07/21/40
(c)
................ 6,000 5,883,375
Anchorage Credit Funding 3 Ltd.
(c)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 19,997,971
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 7.69%, 01/28/39
(a)
.. 4,045 4,119,356
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 4,619,250
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39
(c)
................ 7,750 7,014,877
Anchorage Credit Funding 8 Ltd.,
Series 2019-8A, Class A, 4.43%,
07/25/37
(c)
................ 2,000 1,959,009
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a) (c)
............... 10,000 7,123,000
Antares CLO Ltd.
(a)(c)
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 7.18%, 04/20/33 ... 3,250 3,262,662
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 7.26%, 01/23/36 ... 8,470 8,507,524
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.53% Floor
+ 1.79%), 7.12%, 07/25/33 ... 3,250 3,257,980
Apidos CLO XII, Series 2013-12A,
Class AR, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.67%,
04/15/31
(a) (c)
............... 21,791 21,837,254
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 1.01% Floor + 1.27%),
6.60%, 04/20/31
(a) (c)
.......... 5,580 5,582,646
Apidos CLO XVIII, Series 2018-18A,
Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 6.47%,
10/22/30
(a) (c)
............... 26,548 26,556,524
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.69%, 07/16/31
(a) (c)
.......... 1,609 1,611,035
Apidos CLO XXII
(a)(c)
Series 2015-22A, Class A1R, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 6.65%, 04/20/31 ... 1,327 1,328,975
Series 2015-22A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.54%, 04/20/31 ... 3,250 3,255,995
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-22A, Class CR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.54%, 04/20/31 ... USD 800 $ 803,382
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.54%, 10/20/30
(a) (c)
.......... 19,770 19,779,892
Apidos CLO Xxv
(a)(c)
Series 2016-25A, Class A1R2, (3-
mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.47%, 10/20/31 15,976 15,984,225
Series 2016-25A, Class AJR2, (3-
mo. CME Term SOFR at 1.50%
Floor + 1.50%), 6.82%, 10/20/31 5,000 5,002,536
Apidos CLO XXVI
(a)(c)
Series 2017-26A, Class A1AR, (3-
mo. CME Term SOFR at 0.90%
Floor + 1.16%), 6.49%, 07/18/29 1,499 1,500,011
Series 2017-26A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.54%, 07/18/29 ... 2,750 2,754,307
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. CME Term SOFR
at 0.93% Floor + 1.19%), 6.51%,
07/17/30
(a) (c)
............... 5,983 5,985,949
Apidos CLO XXVIII, Series 2017-28A,
Class D, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 11.09%,
01/20/31
(a) (c)
............... 270 269,794
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 7.14%,
04/15/31
(a) (c)
............... 250 250,049
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.19%,
07/20/34
(a) (c)
............... 1,320 1,322,061
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 11.89%,
10/22/34
(a) (c)
............... 850 853,527
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.18%, 05/15/37
(a) (c)
19,728 19,702,897
AREIT Ltd., Series 2024-CRE9, Class
A, (1-mo. CME Term SOFR at 1.69%
Floor + 1.69%), 7.02%, 05/17/41
(a) (c)
29,350 29,289,794
Ares LI CLO Ltd., Series 2019-51A,
Class ER, (3-mo. CME Term SOFR
at 6.85% Floor + 7.11%), 12.44%,
07/15/34
(a) (c)
............... 300 302,931
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (3-mo. CME Term SOFR
at 1.05% Floor + 1.31%), 6.64%,
04/22/31
(a) (c)
............... 2,000 2,001,000
Ares Loan Funding I Ltd.
(a)(c)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 12.29%, 10/15/34 .. 10,850 10,888,550
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 9,615,200
Ares Loan Funding III Ltd., Series
2022-ALF3A, Class E, (3-mo.
CME Term SOFR at 7.58% Floor +
7.58%), 12.90%, 07/25/35
(a) (c)
.... 800 806,713

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares LV CLO Ltd., Series 2020-55A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.74%,
07/15/34
(a) (c)
............... USD 750 $ 751,923
Ares XL CLO Ltd., Series 2016-40A,
Class A1RR, (3-mo. CME Term
SOFR at 0.87% Floor + 1.13%),
6.46%, 01/15/29
(a) (c)
.......... 1,895 1,897,588
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (3-mo. CME Term SOFR
at 2.05% Floor + 2.31%), 7.64%,
10/15/30
(a) (c)
............... 1,125 1,126,333
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 6.51%,
04/15/30
(a) (c)
............... 1,415 1,416,230
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.08%),
6.41%, 10/15/30
(a) (c)
.......... 17,050 17,050,000
Assurant CLO II Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 6.63%,
04/20/31
(a) (c)
............... 816 816,814
Assurant CLO IV Ltd.
(a)(c)
Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.66%), 7.99%, 04/20/30 ... 500 500,425
Series 2019-4A, Class DR, (3-mo.
CME Term SOFR at 3.65% Floor
+ 3.91%), 9.24%, 04/20/30 ... 3,500 3,517,897
Atrium IX
(a)(c)
Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor +
1.25%), 6.59%, 05/28/30 .... 2,018 2,019,292
Series 9A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 7.10%, 05/28/30 .... 325 325,860
Atrium XV
(a)(c)
Series 15A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor +
3.26%), 8.59%, 01/23/31 .... 1,450 1,451,325
Series 15A, Class D1R, (3-mo. CME
Term SOFR at 3.30% Floor +
3.30%), 0.00%, 07/16/37 .... 1,450 1,450,000
Bain Capital Credit CLO Ltd., Series
2018-2A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 6.67%, 07/19/31
(a) (c)
.... 4,342 4,349,432
Ballyrock CLO 14 Ltd.
(a)(c)
Series 2020-14A, Class B, (3-mo.
CME Term SOFR at 2.56% Floor
+ 2.56%), 7.89%, 01/20/34 ... 250 250,456
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 0.00%, 07/20/37 ... 250 250,000
Series 2020-14A, Class D, (3-mo.
CME Term SOFR at 7.26% Floor
+ 7.26%), 12.59%, 01/20/34 .. 250 251,728
Series 2020-14A, Class DR, (3-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 0.00%, 07/20/37 ... 250 250,000
Ballyrock CLO 25 Ltd., Series 2023-
25A, Class C, (3-mo. CME Term
SOFR at 4.70% Floor + 4.70%),
10.02%, 01/25/36
(a) (c)
......... 1,750 1,776,581
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ballyrock CLO Ltd.
(a)(c)
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 6.59%, 04/20/31 ... USD 507 $ 507,157
Series 2018-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 7.19%, 04/20/31 ... 2,300 2,306,294
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.74%, 10/20/31 .. 1,340 1,344,633
Bardot CLO Ltd., Series 2019-2A,
Class DR, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.59%,
10/22/32
(a) (c)
............... 940 940,205
Barings CLO Ltd.
(a)(c)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.58%, 01/20/31 ... 2,553 2,555,574
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 6.99%, 01/20/31 ... 250 250,066
Series 2016-2A, Class AR2, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 6.66%, 01/20/32 ... 6,624 6,629,094
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.54%, 04/15/31 ... 1,614 1,614,959
Series 2018-3A, Class A1, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.54%, 07/20/29 ... 492 492,657
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.84%,
07/15/31
(a) (c)
............... 450 443,340
Battalion CLO VIII Ltd., Series 2015-8A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.14%, 07/18/30
(a) (c)
.......... 11,000 11,013,567
Bean Creek CLO Ltd., Series 2015-1A,
Class AR, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 6.61%,
04/20/31
(a) (c)
............... 7,688 7,694,633
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1R, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 6.86%, 07/20/37
(a) (c)
.... 4,550 4,553,463
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor +
1.36%), 6.69%, 01/20/31
(a) (c)
.... 2,729 2,729,214
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor +
2.26%), 7.59%, 10/15/30
(a) (c)
.... 1,375 1,378,974
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor +
7.01%), 12.34%, 07/15/34
(a) (c)
.... 1,000 1,002,443
Benefit Street Partners CLO XXI Ltd.,
Series 2020-21A, Class A1R, (3-mo.
CME Term SOFR at 1.17% Floor +
1.43%), 6.76%, 10/15/34
(a) (c)
.... 15,000 15,013,842
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.81% Floor +
7.07%), 12.40%, 04/25/34
(a) (c)
.... 1,250 1,255,300

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.67%,
04/30/31
(a) (c)
............... USD 21,151 $ 21,173,858
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%),
8.89%, 10/19/34
(a) (c)
.......... 5,250 5,253,815
BlueMountain CLO Ltd.
(a)(c)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.77%, 10/22/30 ... 2,082 2,086,376
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 10/22/30 ... 4,000 4,007,056
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.59%, 04/20/31 ... 1,767 1,767,321
Series 2016-2A, Class C1R2, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.36%), 8.69%, 08/20/32 ... 250 250,872
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 6.52%, 11/15/30 ... 1,853 1,855,676
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 7.02%, 11/15/30 ... 7,400 7,449,026
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.29%, 07/30/30 ... 273 274,264
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.69%, 08/15/31 ... 1,003 1,003,513
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.28%, 08/15/31 ... 2,750 2,764,934
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 6.51%, 10/25/30 ... 14,162 14,187,261
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 6.92%, 10/25/30 ... 9,000 8,982,987
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 6.67%, 07/15/31
(a) (c)
.... 1,255 1,256,111
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 8.74%, 07/25/34
(a) (c)
.... 250 251,296
BlueMountain CLO XXVIII Ltd.
(a)(c)
Series 2021-28A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.85%, 04/15/34 ... 450 450,087
Series 2021-28A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.49%, 04/15/34 ... 2,000 1,970,304
BlueMountain CLO XXX Ltd., Series
2020-30A, Class ER, (3-mo. CME
Term SOFR at 6.70% Floor +
6.70%), 12.03%, 04/15/35
(a) (c)
.... 250 243,962
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. CME
Term SOFR at 3.50% Floor +
3.76%), 9.09%, 11/20/34
(a) (c)
.... 1,510 1,500,079
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain Fuji US CLO I Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor +
1.24%), 6.57%, 07/20/29
(a) (c)
.... USD 20,592 $ 20,637,869
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 6.59%, 10/20/30
(a) (c)
.... 3,093 3,094,133
Bristol Park CLO Ltd.
(a)(c)
Series 2016-1A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.04%, 04/15/29 ... 6,500 6,504,885
Series 2016-1A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.54%, 04/15/29 ... 500 500,341
Canyon CLO Ltd., Series 2020-3A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.51%), 12.84%,
01/15/34
(a) (c)
............... 1,430 1,438,199
Carbone CLO Ltd., Series 2017-1A,
Class A1, (3-mo. CME Term SOFR
at 1.14% Floor + 1.40%), 6.73%,
01/20/31
(a) (c)
............... 2,860 2,863,480
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
Series 2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.59%, 01/15/31 ... 2,760 2,763,845
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.55%, 04/17/31 ... 18,853 18,858,904
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.63%, 05/15/31 ... 2,598 2,599,022
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 6.64%, 07/27/31 ... 25,989 25,989,023
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.57%, 07/20/31 ... 394 394,461
Series 2015-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 6.54%, 07/20/32 ... 17,000 17,028,307
Carlyle US CLO Ltd.
(a)(c)
Series 2017-3A, Class A1AR, (3-mo.
CME Term SOFR at 0.90% Floor
+ 1.16%), 6.49%, 07/20/29 ... 16,613 16,637,314
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.77%, 01/15/30 ... 1,430 1,431,123
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 6.48%, 10/15/31 ... 4,726 4,729,835
Series 2018-4A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.39%, 01/20/31 ... 800 803,453
Series 2019-1A, Class A1AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.67%, 04/20/31 ... 1,000 1,000,509
Series 2019-1A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 04/20/31 ... 5,000 4,994,836
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 3.15%), 8.48%,
07/16/31
(a) (c)
............... 1,705 1,715,539

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CarVal CLO II Ltd.
(a)(c)
Series 2019-1A, Class CR, (3-mo.
CME Term SOFR at 2.26% Floor
+ 2.26%), 7.59%, 04/20/32 ... USD 700 $ 700,560
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 3.46% Floor
+ 3.46%), 8.79%, 04/20/32 ... 2,000 2,006,835
CarVal CLO III Ltd., Series 2019-2A,
Class E, (3-mo. CME Term SOFR
at 6.70% Floor + 6.70%), 12.03%,
07/20/32
(a) (c)
............... 1,300 1,283,454
CarVal CLO VC Ltd.
(a)(c)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.84%, 10/15/34 ... 500 501,653
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 12.34%, 10/15/34 .. 250 250,859
CBAM Ltd.
(a)(c)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.51%), 6.84%, 07/20/30 ... 9,649 9,649,219
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.66%), 7.99%, 07/20/30 ... 750 751,111
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 07/20/31 ... 1,000 1,003,365
Cedar Funding IX CLO Ltd.
(a)(c)
Series 2018-9A, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.57%, 04/20/31 ... 24,284 24,322,900
Series 2018-9A, Class D, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.86%), 8.19%, 04/20/31 ... 250 250,029
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.68%, 07/17/31
(a) (c)
.... 4,814 4,816,639
Cedar Funding VII CLO Ltd.
(a)(c)
Series 2018-7A, Class A1, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.59%, 01/20/31 ... 2,820 2,823,002
Series 2018-7A, Class A2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.72%, 01/20/31 ... 250 250,388
Series 2018-7A, Class E, (3-mo.
CME Term SOFR at 4.55% Floor
+ 4.81%), 10.14%, 01/20/31 .. 2,963 2,892,146
Series 2018-7A, Class F, (3-mo.
CME Term SOFR at 6.90% Floor
+ 7.16%), 12.49%, 01/20/31 .. 2,000 1,811,240
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 422,064
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 6.95%, 05/29/32
(a) (c)
.... 1,000 1,000,766
Cedar Funding XIV CLO Ltd.
(a)(c)
Series 2021-14A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 07/15/33 ... 4,000 3,996,341
Series 2021-14A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.84%, 07/15/33 ... 13,750 13,627,697
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-14A, Class E, (3-mo.
CME Term SOFR at 6.34% Floor
+ 6.60%), 11.93%, 07/15/33 .. USD 4,975 $ 4,900,429
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 15,290 6,872,855
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.65%, 04/27/31
(a) (c)
.... 4,283 4,286,780
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
6.69%, 07/18/31
(a) (c)
.......... 7,161 7,167,446
CIFC Funding 2019-III Ltd., Series
2019-3A, Class DR, (3-mo. CME
Term SOFR at 6.80% Floor +
7.06%), 12.39%, 10/16/34
(a) (c)
.... 2,275 2,281,825
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class E, (3-mo. CME Term
SOFR at 8.94% Floor + 8.94%),
14.26%, 10/22/35
(a) (c)
......... 1,200 1,242,075
CIFC Funding Ltd.
(a)(c)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.34%, 07/16/30 ... 1,250 1,250,005
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR at 3.55% Floor
+ 3.81%), 9.14%, 07/16/30 ... 500 502,417
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.59%, 10/18/30 ... 20,664 20,683,247
Series 2013-3RA, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.56%, 04/24/31 ... 12,304 12,315,960
Series 2013-3RA, Class B, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.43%, 04/24/31 ... 650 651,139
Series 2013-3RA, Class C, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.48%, 04/24/31 ... 1,050 1,051,101
Series 2013-4A, Class DRR, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.39%, 04/27/31 ... 250 250,077
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 6.69%, 01/18/31 ... 450 450,907
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.63%, 04/24/30 ... 6,522 6,528,989
Series 2014-2RA, Class B1, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.38%, 04/24/30 ... 650 652,016
Series 2014-3A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.46%), 6.79%, 10/22/31 ... 785 786,751
Series 2014-5A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.46%), 6.78%, 10/17/31 ... 945 944,676
Series 2015-1A, Class ARR, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.70%, 01/22/31 ... 26,561 26,594,604
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.04%, 01/22/31 ... 400 400,646

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-3A, Class AR, (3-mo.
CME Term SOFR at 0.87% Floor
+ 1.13%), 6.46%, 04/19/29 ... USD 3,260 $ 3,261,234
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 04/19/29 ... 8,750 8,746,449
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.54%, 04/20/30 ... 8,163 8,162,690
Series 2017-4A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.53%, 10/24/30 ... 12,517 12,529,605
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.74%, 07/17/37 ... 18,250 18,250,000
Series 2017-5A, Class DR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.05%), 8.38%, 07/17/37 ... 1,400 1,400,000
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 6.59%, 04/18/31 ... 1,486 1,486,818
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.30%), 6.63%, 04/20/31 ... 7,284 7,294,267
Series 2018-4A, Class A1, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/17/31 ... 22,030 22,101,180
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 1.58% Floor
+ 1.84%), 7.17%, 07/15/33 ... 500 500,102
Clear Creek CLO Ltd.
(a)(c)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.46%), 6.79%, 10/20/30 ... 951 951,468
Series 2015-1A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.54%, 10/20/30 ... 2,900 2,900,917
Clover CLO Ltd., Series 2019-2A,
Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 6.69%,
10/25/33
(a) (c)
............... 1,500 1,501,724
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.76%,
07/20/34
(a) (c)
............... 250 250,240
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
9.34%, 07/14/34
(a) (c)
.......... 1,000 1,001,882
Deer Creek CLO Ltd.
(a)(c)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.44%), 6.77%, 10/20/30 ... 1,317 1,318,041
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.91%), 7.24%, 10/20/30 ... 1,750 1,756,766
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.54%, 10/20/30 ... 900 900,642
Series 2017-1A, Class E, (3-mo.
CME Term SOFR at 6.35% Floor
+ 6.61%), 11.94%, 10/20/30 .. 1,500 1,503,250
Diameter Capital CLO 2 Ltd., Series
2021-2A, Class D, (3-mo. CME Term
SOFR at 6.32% Floor + 6.32%),
11.65%, 10/15/36
(a) (c)
......... 1,500 1,503,721
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Diameter Credit Funding II Ltd., Series
2019-2A, Class A, 3.94%, 01/25/38
(c)
USD 3,000 $ 2,863,909
Dryden 106 CLO Ltd., Series 2022-
106A, Class E, (3-mo. CME Term
SOFR at 8.87% Floor + 8.87%),
14.20%, 10/15/35
(a) (c)
......... 500 516,148
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. CME
Term SOFR at 0.82% Floor +
1.08%), 6.40%, 11/15/28
(a) (c)
.... 10,904 10,909,994
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.61%, 04/15/29
(a) (c)
.... 7,001 7,004,017
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.69%, 01/15/31
(a) (c)
.... 1,349 1,351,544
Dryden 40 Senior Loan Fund, Series
2015-40A, Class AR2, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 6.47%, 08/15/31
(a) (c)
.... 27,406 27,425,223
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.56%, 04/15/31
(a) (c)
.... 4,037 4,039,932
Dryden 45 Senior Loan Fund, Series
2016-45A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor +
2.46%), 7.79%, 10/15/30
(a) (c)
.... 375 375,221
Dryden 49 Senior Loan Fund
(a)(c)
Series 2017-49A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.54%, 07/18/30 ... 639 639,464
Series 2017-49A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 07/18/30 ... 1,000 1,003,033
Dryden 50 Senior Loan Fund
(a)(c)
Series 2017-50A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.59%, 07/15/30 ... 5,993 5,997,971
Series 2017-50A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 07/15/30 ... 250 251,036
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 6.61%,
04/15/31
(a) (c)
............... 658 658,780
Dryden 58 CLO Ltd., Series 2018-58A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.26%), 6.58%,
07/17/31
(a) (c)
............... 3,685 3,686,599
Dryden 61 CLO Ltd., Series 2018-61A,
Class A1R, (3-mo. CME Term SOFR
at 0.99% Floor + 1.25%), 6.57%,
01/17/32
(a) (c)
............... 3,817 3,819,627
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.19%,
07/18/30
(a) (c)
............... 700 702,369
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 6.59%,
05/20/34
(a) (c)
............... 125 124,931

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden Senior Loan Fund, Series 2017-
47A, Class A1R, (3-mo. CME Term
SOFR at 0.98% Floor + 1.24%),
6.57%, 04/15/28
(a) (c)
.......... USD 2,049 $ 2,050,175
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR, (3-mo.
CME Term SOFR at 0.90% Floor +
1.16%), 6.49%, 04/15/29
(a) (c)
.... 2,389 2,389,732
Elevation CLO Ltd., Series 2014-2A,
Class A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.49%), 6.82%,
10/15/29
(a) (c)
............... 5 4,880
Elmwood CLO 14 Ltd., Series 2022-1A,
Class E, (3-mo. CME Term SOFR
at 6.35% Floor + 6.35%), 11.67%,
04/20/35
(a) (c)
............... 4,900 4,915,955
Elmwood CLO 22 Ltd., Series 2023-1A,
Class E, (3-mo. CME Term SOFR
at 7.65% Floor + 7.65%), 12.97%,
04/17/36
(a) (c)
............... 2,000 2,065,351
Elmwood CLO 30 Ltd., Series 2024-6A,
Class A, (3-mo. CME Term SOFR
at 1.43% Floor + 1.43%), 0.00%,
07/17/37
(a) (c)
............... 25,500 25,619,850
Elmwood CLO II Ltd.
(a)(c)
Series 2019-2A, Class DR, (3-mo.
CME Term SOFR at 3.26% Floor
+ 3.26%), 8.59%, 04/20/34 ... 750 751,486
Series 2019-2A, Class ER, (3-mo.
CME Term SOFR at 7.06% Floor
+ 7.06%), 12.39%, 04/20/34 .. 14,750 14,807,875
Series 2019-2A, Class FR, (3-mo.
CME Term SOFR at 8.26% Floor
+ 8.26%), 13.59%, 04/20/34 .. 7,500 7,275,949
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 2,963,600
Elmwood CLO III Ltd., Series 2019-3A,
Class ERR, (3-mo. CME Term SOFR
at 5.95% Floor + 5.95%), 11.27%,
07/18/37
(a) (c)
............... 500 500,001
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.36%), 11.69%,
10/20/34
(a) (c)
............... 5,350 5,367,643
Elmwood CLO VIII Ltd., Series 2021-
1A, Class SUB, 0.00%, 01/20/34
(a) (c)
10,500 6,582,450
Elmwood CLO X Ltd., Series 2021-3A,
Class ER, (3-mo. CME Term SOFR
at 5.85% Floor + 5.85%), 11.17%,
07/20/37
(a) (c)
............... 4,000 4,014,869
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.53%,
04/17/31
(a) (c)
............... 944 944,384
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (3-mo. LIBOR USD at
3.00% Floor + 3.00%), 8.59%,
11/16/34
(a) (c)
............... 800 801,133
Flatiron CLO 28 Ltd., Series 2024-1A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 11.02%,
07/15/36
(a) (c)
............... 2,000 1,989,443
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.69%, 11/16/36
(a) (c)
684 679,558
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy 31 CLO Ltd., Series 2023-31A,
Class E, (3-mo. CME Term SOFR
at 8.43% Floor + 8.43%), 13.76%,
04/15/36
(a) (c)
............... USD 650 $ 678,259
Galaxy XIX CLO Ltd., Series 2015-19A,
Class A1RR, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.53%, 07/24/30
(a) (c)
.......... 1,670 1,670,892
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.56%,
10/15/30
(a) (c)
............... 3,009 3,009,444
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.69%, 07/15/31
(a) (c)
.......... 2,054 2,058,037
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 6.59%,
04/20/31
(a) (c)
............... 20,232 20,272,193
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%),
6.79%, 04/16/34
(a) (c)
.......... 850 852,748
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 0.26% Floor + 1.28%),
6.61%, 05/16/31
(a) (c)
.......... 14,009 14,020,965
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.56%),
6.89%, 07/15/31
(a) (c)
.......... 403 404,160
Generate CLO 2 Ltd., Series 2A, Class
AR, (3-mo. CME Term SOFR at
1.15% Floor + 1.41%), 6.74%,
01/22/31
(a) (c)
............... 12,895 12,894,942
Generate CLO 4 Ltd.
(a)(c)
Series 2016-2A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 12.34%, 04/20/32 .. 250 251,128
Series 4A, Class A1R, (3-mo. CME
Term SOFR at 1.09% Floor +
1.35%), 6.68%, 04/20/32 .... 2,381 2,383,803
Series 4A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor +
1.81%), 7.14%, 04/20/32 .... 2,750 2,749,988
Series 4A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor +
3.41%), 8.74%, 04/20/32 .... 1,500 1,500,472
Generate CLO 8 Ltd., Series 8A, Class
ER, (3-mo. CME Term SOFR at
6.95% Floor + 7.21%), 12.54%,
10/20/34
(a) (c)
............... 4,250 4,249,649
Gilbert Park CLO Ltd.
(a)(c)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.45%), 6.78%, 10/15/30 ... 1,989 1,990,413
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.54%, 10/15/30 ... 7,160 7,168,511
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.54%, 10/15/30 ... 11,473 11,484,681

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
GoldenTree Loan Management US
CLO 3 Ltd., Series 2018-3A, Class
D, (3-mo. CME Term SOFR at 0.00%
Floor + 3.11%), 8.44%, 04/20/30
(a) (c)
USD 750 $ 751,892
GoldenTree Loan Management US
CLO 5 Ltd.
(a)(c)
Series 2019-5A, Class AR, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 6.66%, 10/20/32 ... 3,172 3,178,849
Series 2019-5A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 7.14%, 10/20/32 ... 2,040 2,043,506
GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-11A, Class
E, (3-mo. CME Term SOFR at 5.35%
Floor + 5.61%), 10.94%, 10/20/34
(a) (c)
5,765 5,791,419
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
CME Term SOFR at 6.56% Floor +
6.82%), 12.15%, 07/20/34
(a) (c)
.... 2,690 2,696,276
Golub Capital Partners CLO 56M Ltd.,
Series 2021-56A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 7.12%, 10/25/33
(a) (c)
.... 6,250 6,258,892
Golub Capital Partners CLO Ltd.,
Series 2019-41A, Class B1R, (3-mo.
CME Term SOFR at 1.75% Floor +
2.01%), 7.34%, 01/20/34
(a) (c)
.... 2,000 2,010,192
Gracie Point International Funding
(a)(c)
Series 2023-1A, Class A, (SOFR90A
at 0.00% Floor + 1.95%), 7.30%,
09/01/26 ............... 4,766 4,813,197
Series 2023-1A, Class D, (SOFR90A
at 0.00% Floor + 4.50%), 9.85%,
09/01/26 ............... 1,512 1,533,126
Great Lakes CLO VIII Ltd., Series
2024-8A, Class A, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
0.00%, 07/15/37
(a) (c)
.......... 6,500 6,500,000
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.46%, 07/15/39
(a) (c)
.... 3,230 3,213,352
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.36%),
7.69%, 07/28/31
(a) (c)
.......... 500 500,475
Halsey Point CLO I Ltd., Series 2019-
1A, Class D, (3-mo. CME Term
SOFR at 4.35% Floor + 4.61%),
9.94%, 01/20/33
(a) (c)
.......... 2,500 2,478,361
Highbridge Loan Management Ltd.,
Series 3A-2014, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.44%), 6.77%, 07/18/29
(a) (c)
.... 261 261,968
HPS Loan Management Ltd.
(a)(c)
Series 11A-17, Class AR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.62%, 05/06/30 ... 12,142 12,148,259
Series 6A-2015, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 6.60%, 02/05/31 ... 5,604 5,607,179
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1TR, (3-mo.
CME Term SOFR at 1.60% Floor +
1.86%), 7.19%, 07/20/33
(a) (c)
.... 12,500 12,556,736
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ivy Hill Middle Market Credit Fund XX
Ltd., Series 20A, Class A, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 7.72%, 04/20/35
(a) (c)
.... USD 2,000 $ 2,002,166
Ivy Hill Middle Market Credit Fund XXI
Ltd., Series 21A, Class A, (3-mo.
CME Term SOFR at 2.45% Floor +
2.45%), 7.78%, 07/18/35
(a) (c)
.... 19,750 19,857,906
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.96%), 7.30%, 09/15/29
(a) (c)
3,000 3,002,454
KKR Financial CLO Ltd.
(a)(c)
Series 2013-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 6.42%, 04/15/29 ... 24,750 24,765,432
Series 2013-1A, Class A2R2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 6.77%, 04/15/29 ... 1,000 1,002,060
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 8.09%, 01/20/31
(a) (c)
400 391,280
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.30%), 6.63%, 07/20/31
(a) (c)
525 524,642
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR at 1.02%
Floor + 1.28%), 6.61%, 04/20/31
(a) (c)
6,095 6,103,988
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.57%, 03/20/30
(a) (c)
395 395,321
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
6.88%, 01/17/37
(a) (c)
.......... 6,195 6,188,823
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,400 2,757,899
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 8,037 6,451,737
Madison Park Funding LIV Ltd., Series
2022-54A, Class E1, (3-mo. CME
Term SOFR at 8.95% Floor +
8.95%), 14.27%, 10/21/34
(a) (c)
.... 250 258,764
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class E, (3-mo.
CME Term SOFR at 8.57% Floor +
8.57%), 13.89%, 04/21/35
(a) (c)
.... 2,250 2,354,350
Madison Park Funding LXVII Ltd.,
Series 2024-67A, Class A1, (3-mo.
CME Term SOFR at 1.51% Floor +
1.51%), 6.80%, 04/25/37
(a) (c)
.... 11,000 11,035,786
Madison Park Funding XIV Ltd., Series
2014-14A, Class DRR, (3-mo.
CME Term SOFR at 2.95% Floor +
3.21%), 8.54%, 10/22/30
(a) (c)
.... 1,000 999,458
Madison Park Funding XLII Ltd., Series
13A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
6.48%, 11/21/30
(a) (c)
.......... 48,873 48,965,380
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a) (c)
............... 2,000 1,403,200
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR at 6.51% Floor +
6.51%), 11.84%, 04/19/33
(a) (c)
.... 500 501,432

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.59%, 07/21/30
(a) (c)
.... USD 7,435 $ 7,439,043
Madison Park Funding XVIII Ltd.
(a)(c)
Series 2015-18A, Class ARR, (3-mo.
CME Term SOFR at 0.94% Floor
+ 1.20%), 6.53%, 10/21/30 ... 50,401 50,444,814
Series 2015-18A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.54%, 10/21/30 ... 2,750 2,749,912
Madison Park Funding XX Ltd., Series
2016-20A, Class BR, (3-mo. CME
Term SOFR at 0.00% Floor +
1.81%), 7.14%, 07/27/30
(a) (c)
.... 2,000 2,005,680
Madison Park Funding XXIII Ltd.
(a)(c)
Series 2017-23A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.56%, 07/27/31 ... 33,771 33,798,014
Series 2017-23A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 7.14%, 07/27/31 ... 2,000 2,001,370
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.59%, 07/27/31 ... 3,000 3,001,789
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor +
1.55%), 6.88%, 10/20/29
(a) (c)
.... 7,250 7,257,169
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (3-mo.
CME Term SOFR at 5.70% Floor +
5.96%), 11.29%, 10/18/30
(a) (c)
.... 1,750 1,753,517
Madison Park Funding XXVII Ltd.
(a)(c)
Series 2018-27A, Class A1A, (3-mo.
CME Term SOFR at 0.26% Floor
+ 1.29%), 6.62%, 04/20/30 ... 1,687 1,687,491
Series 2018-27A, Class C, (3-mo.
CME Term SOFR at 0.26% Floor
+ 2.86%), 8.19%, 04/20/30 ... 3,125 3,125,767
Madison Park Funding XXX Ltd.
(a)
Series 2018-30A, Class A, (3-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.34%, 04/15/29
(c)
.. 18,979 18,992,239
Series 2018-30A, Class E, (3-mo.
CME Term SOFR at 5.21% Floor
+ 5.21%), 10.54%, 04/15/29
(c)
. 2,050 2,050,838
Series 2018-30X, Class E, (3-mo.
CME Term SOFR at 5.21% Floor
+ 5.21%), 10.54%, 04/15/29
(b)
. 1,000 1,000,408
Madison Park Funding XXXIV Ltd.
(a)(c)
Series 2019-34A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.71%, 04/25/32 ... 250 250,300
Series 2019-34A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.94%, 04/25/32 ... 250 251,140
Series 2019-34A, Class ER, (3-mo.
CME Term SOFR at 6.65% Floor
+ 6.91%), 12.24%, 04/25/32 .. 1,500 1,505,131
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class C, (3-mo.
CME Term SOFR at 2.16% Floor +
2.16%), 7.48%, 07/17/34
(a) (c)
.... 250 249,452
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
7.54%, 01/15/34
(a) (c)
.......... USD 2,821 $ 2,820,943
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. CME
Term SOFR at 3.65% Floor +
3.91%), 9.24%, 01/22/35
(a) (c)
.... 500 500,504
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL7, Class
A, (1-mo. CME Term SOFR at 1.08%
Floor + 1.19%), 6.53%, 10/16/36
(a) (c)
1,583 1,574,006
MidOcean Credit CLO XI Ltd., Series
2022-11A, Class BR, (3-mo. CME
Term SOFR at 2.65% Floor +
2.65%), 7.98%, 10/18/33
(a) (c)
.... 2,000 2,015,064
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 6.66%,
10/20/30
(a) (c)
............... 181 181,461
Myers Park CLO Ltd.
(a)(c)
Series 2018-1A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 10/20/30 ... 250 250,131
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.64%, 10/20/30 ... 1,000 1,000,270
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.62%, 01/28/30
(a) (c)
.... 1,710 1,711,561
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
CME Term SOFR at 0.92% Floor +
1.18%), 6.51%, 10/15/29
(a) (c)
.... 15,435 15,450,914
Neuberger Berman CLO XX Ltd.
(a)(c)
Series 2015-20A, Class ARR, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.42%), 6.75%, 07/15/34 ... 439 439,987
Series 2015-20A, Class BRR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 07/15/34 ... 500 501,649
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.51%, 10/18/30
(a) (c)
25,327 25,369,807
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(3-mo. CME Term SOFR at 6.10%
Floor + 6.36%), 11.69%, 01/20/32
(a) (c)
825 826,704
Neuberger Berman Loan Advisers CLO
36 Ltd., Series 2020-36A, Class
CR2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 7.82%,
04/20/33
(a) (c)
............... 6,700 6,761,911
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class ER,
(3-mo. CME Term SOFR at 5.75%
Floor + 6.01%), 11.34%, 07/20/31
(a) (c)
250 250,004
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 01/20/36
(a) (c)
750 753,133

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
New Mountain CLO 3 Ltd., Series CLO-
3A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%),
7.29%, 10/20/34
(a) (c)
.......... USD 3,000 $ 3,020,576
Oaktree CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.11% Floor + 1.37%), 6.70%,
04/22/30
(a) (c)
............... 2,000 2,001,272
OCP CLO Ltd.
(c)
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.67%, 04/26/31
(a)
.. 2,299 2,301,118
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.49%, 04/26/31
(a)
.. 1,430 1,409,385
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.38%), 6.71%, 07/20/29
(a)
.. 421 421,136
Series 2014-7A, Class A2RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.91%), 7.24%, 07/20/29
(a)
.. 1,600 1,602,144
Series 2014-7A, Class B1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.51%), 7.84%, 07/20/29
(a)
.. 500 500,815
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,545,538
Series 2017-13A, Class A1AR,
(3-mo. CME Term SOFR at
0.96% Floor + 1.22%), 6.55%,
07/15/30
(a)
.............. 22,728 22,752,010
Series 2017-14A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 11/20/30
(a)
.. 1,987 1,988,577
Series 2017-14A, Class B, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.54%, 11/20/30
(a)
.. 1,200 1,201,133
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 6.56%, 04/10/33
(a)
.. 499 499,513
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.41% Floor
+ 3.41%), 8.71%, 04/10/33
(a)
.. 2,200 2,202,915
Series 2019-17A, Class ER, (3-mo.
CME Term SOFR at 6.76% Floor
+ 6.76%), 12.09%, 07/20/32
(a)
. 1,500 1,501,578
Series 2019-17A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 0.00%, 07/20/37
(a)
.. 1,750 1,750,000
Series 2020-8RA, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 01/17/32
(a)
.. 1,995 1,996,982
Series 2020-18A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 6.68%, 07/20/32
(a)
.. 1,000 1,000,500
Series 2020-18A, Class DR, (3-mo.
CME Term SOFR at 3.46% Floor
+ 3.46%), 8.79%, 07/20/32
(a)
.. 2,750 2,753,062
Series 2022-25A, Class E1, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 11.47%, 07/20/35
(a)
. 2,250 2,261,852
Series 2022-25A, Class E2, (3-mo.
CME Term SOFR at 7.85% Floor
+ 7.85%), 13.17%, 07/20/35
(a)
. 4,950 4,986,265
Octagon 64 Ltd., Series 2022-1A, Class
X, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.47%, 07/21/37
(a) (c)
571 571,289
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor +
1.22%), 6.55%, 04/16/31
(a) (c)
.... USD 8,552 $ 8,562,939
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 6.59%, 03/17/30
(a) (c)
.... 1,713 1,713,502
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.54%, 07/15/29
(a) (c)
.... 4,733 4,737,458
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.26% Floor +
1.45%), 6.78%, 01/20/31
(a) (c)
.... 1,612 1,612,798
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.65%, 01/20/31
(a) (c)
.... 3,064 3,066,129
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.56%, 04/15/31
(a) (c)
.... 52,730 52,781,168
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
CME Term SOFR at 1.58% Floor +
1.84%), 7.17%, 07/25/30
(a) (c)
.... 1,000 1,002,264
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.54%, 07/15/29
(a) (c)
.... 2,274 2,274,129
Octagon Investment Partners XV Ltd.
(a)
(c)
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.56%, 07/19/30 ... 9,664 9,670,267
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 6.94%, 07/19/30 ... 1,000 1,003,339
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.60%, 07/17/30
(a) (c)
.... 2,771 2,774,021
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class AAR3, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.58%, 02/14/31
(a) (c)
.... 18,180 18,189,351
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 7.29%, 11/18/31
(a) (c)
.... 250 250,241
OHA Credit Funding 2 Ltd., Series
2019-2A, Class ER, (3-mo. CME
Term SOFR at 6.36% Floor +
6.62%), 11.95%, 04/21/34
(a) (c)
.... 2,100 2,110,228
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.24%, 07/02/35
(a) (c)
.... 250 251,546
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 6.74%, 10/22/36
(a) (c)
.... 500 500,750

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (3-mo. CME
Term SOFR at 1.14% Floor +
1.40%), 6.73%, 07/20/34
(a) (c)
.... USD 1,000 $ 1,001,121
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 7.29%, 10/25/34
(a) (c)
.... 750 755,578
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.30%),
6.63%, 05/23/31
(a) (c)
.......... 13,962 14,007,022
OSD CLO Ltd., Series 2021-23A, Class
E, (3-mo. CME Term SOFR at 6.26%
Floor + 6.26%), 11.58%, 04/17/31
(a) (c)
500 497,066
OZLM Funding IV Ltd.
(a)(c)
Series 2013-4A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.51%), 6.84%, 10/22/30 ... 303 302,892
Series 2013-4A, Class A2R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.29%, 10/22/30 ... 960 960,445
OZLM VI Ltd.
(a)(c)
Series 2014-6A, Class A1T, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 6.47%, 04/17/31 ... 31,850 31,859,501
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 82,856
OZLM VIII Ltd.
(a)(c)
Series 2014-8A, Class A2R3, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 10/17/29 ... 3,815 3,839,784
Series 2014-8A, Class CRR, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.73%, 10/17/29 ... 1,835 1,835,950
OZLM XVIII Ltd., Series 2018-18A,
Class A, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 6.61%,
04/15/31
(a) (c)
............... 3,757 3,762,105
OZLM XX Ltd., Series 2018-20A,
Class A2, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.24%,
04/20/31
(a) (c)
............... 250 250,597
Palmer Square CLO Ltd.
(a)(c)
Series 2013-2A, Class A2R3, (3-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.08%, 10/17/31 ... 1,250 1,252,341
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.71%, 01/17/31 ... 827 827,829
Series 2015-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.69%, 07/20/30 ... 833 833,996
Series 2015-2A, Class CR2, (3-mo.
CME Term SOFR at 2.75% Floor
+ 3.01%), 8.34%, 07/20/30 ... 500 501,051
Series 2018-1A, Class DR, (3-mo.
CME Term SOFR at 6.94% Floor
+ 6.94%), 12.26%, 04/18/37 .. 2,500 2,587,505
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.61% Floor
+ 6.61%), 11.94%, 07/15/34 .. 250 251,049
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.74%, 01/15/35 ... 250 250,150
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 6.35% Floor
+ 6.35%), 11.67%, 04/20/35 .. USD 3,500 $ 3,511,401
Series 2023-4A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 12.07%, 10/20/33 .. 2,700 2,729,012
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 0.00%, 07/20/37 ... 3,000 3,000,000
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 6.49%, 04/20/29 ... 1,683 1,683,054
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 6.26% Floor
+ 6.26%), 11.59%, 04/20/29 .. 3,000 3,001,718
Series 2021-2A, Class A2, (3-mo.
CME Term SOFR at 1.51% Floor
+ 1.51%), 6.84%, 05/20/29 ... 11,750 11,765,260
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.59%, 05/20/29 .. 500 500,002
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.39%, 07/20/29 ... 8,060 8,060,437
Series 2021-3A, Class C, (3-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.09%, 07/20/29 ... 5,250 5,276,022
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.59%, 07/20/29 .. 4,875 4,879,670
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.39%, 10/15/29 ... 1,503 1,503,023
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 2.01% Floor
+ 2.01%), 7.34%, 10/15/29 ... 500 500,563
Series 2021-4A, Class C, (3-mo.
CME Term SOFR at 2.86% Floor
+ 2.86%), 8.19%, 10/15/29 ... 2,000 2,002,125
Series 2021-4A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.59%, 10/15/29 .. 10,000 10,008,582
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 6.60%, 10/15/30 ... 8,731 8,738,785
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 7.23%, 10/15/30 ... 25,000 25,050,040
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 7.53%, 10/15/30 ... 10,500 10,511,182
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 8.43%, 10/15/30 ... 6,000 6,013,619
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 11.53%, 10/15/30 .. 11,750 11,751,713
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.73%, 04/15/31 ... 5,000 5,000,516
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 11.23%, 04/15/31 .. 5,000 5,000,764

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2023-2A, Class A1, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 6.77%, 01/25/32 ... USD 1,500 $ 1,500,399
Series 2023-2A, Class C, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 9.67%, 01/25/32 ... 5,325 5,382,938
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.08%), 6.42%, 08/08/32 ... 29,750 29,742,098
Series 2024-3A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 6.99%, 08/08/32 ... 2,000 2,001,355
Series 2024-3A, Class B, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 7.24%, 08/08/32 ... 1,000 999,490
Series 2024-3A, Class C, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 8.29%, 08/08/32 ... 2,000 1,999,942
Park Avenue Institutional Advisers CLO
Ltd., Series 2019-1A, Class A1,
(3-mo. CME Term SOFR at 1.48%
Floor + 1.74%), 7.06%, 05/15/32
(a) (c)
449 450,230
Park Blue CLO 2024-V Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 6.80%, 07/25/37
(a) (c)
.... 7,500 7,500,000
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.76%,
07/24/31
(a) (c)
............... 2,058 2,059,291
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.84%,
07/15/34
(a) (c)
............... 375 375,534
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (3-mo. CME Term SOFR
at 6.43% Floor + 6.69%), 12.02%,
05/18/34
(a) (c)
............... 500 500,314
Post CLO Ltd., Series 2018-1A, Class
D, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.54%, 04/16/31
(a) (c)
2,250 2,253,437
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%,
08/24/49
(c)
................ 2,676 2,651,303
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
6.53%, 10/15/30
(a) (c)
.......... 3,319 3,319,586
Race Point X CLO Ltd., Series 2016-
10A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
6.69%, 07/25/31
(a) (c)
.......... 896 896,728
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3-mo. CME Term SOFR
at 8.30% Floor + 8.30%), 13.62%,
10/20/35
(a) (c)
............... 500 517,178
Rad CLO 3 Ltd.
(a)(c)
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 7.14%, 04/15/32 ... 650 651,146
Series 2019-3A, Class CR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.44%, 04/15/32 ... 700 701,400
Series 2019-3A, Class DR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 3.01%), 8.34%, 04/15/32 ... 750 750,764
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rad CLO 5 Ltd., Series 2019-5A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.73%,
07/24/32
(a) (c)
............... USD 250 $ 250,280
Rad CLO 6 Ltd., Series 2019-6A, Class
E, (3-mo. CME Term SOFR at 7.53%
Floor + 7.79%), 13.12%, 01/20/33
(a) (c)
250 250,366
Rad CLO 7 Ltd.
(a)(c)
Series 2020-7A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 6.67%, 04/17/36 ... 250 250,250
Series 2020-7A, Class CR, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 7.92%, 04/17/36 ... 500 506,999
Series 2020-7A, Class D1R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 9.47%, 04/17/36 ... 500 503,015
Rad CLO 9 Ltd.
(a)(c)
Series 2020-9A, Class B1, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.49%, 01/15/34 ... 500 501,756
Series 2020-9A, Class E, (3-mo.
CME Term SOFR at 7.59% Floor
+ 7.85%), 13.18%, 01/15/34 .. 3,500 3,511,078
Recette CLO Ltd., Series 2015-1A,
Class DRR, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%),
8.84%, 04/20/34
(a) (c)
.......... 1,000 978,512
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.69%, 04/20/34
(a) (c)
.......... 3,000 3,007,166
Regatta VII Funding Ltd.
(a)(c)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.76%, 06/20/34 ... 1,300 1,302,034
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.21%, 06/20/34 ... 250 251,384
Regatta VIII Funding Ltd., Series 2017-
1A, Class BR, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%),
7.37%, 04/17/37
(a) (c)
.......... 6,500 6,546,484
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.33%),
6.65%, 07/17/31
(a) (c)
.......... 2,536 2,539,236
Regatta XIII Funding Ltd., Series
2018-2A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 3.36%),
8.69%, 07/15/31
(a) (c)
.......... 625 625,251
Regatta XIV Funding Ltd., Series 2018-
3A, Class AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
6.43%, 10/25/31
(a) (c)
.......... 3,900 3,935,180
Regatta XV Funding Ltd., Series 2018-
4A, Class A1R, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
6.52%, 10/25/31
(a) (c)
.......... 1,500 1,506,550
Regatta XVI Funding Ltd., Series
2019-2A, Class B, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%),
7.64%, 01/15/33
(a) (c)
.......... 250 251,426

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XVII Funding Ltd.
(a)(c)
Series 2020-1A, Class D, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.41%), 9.74%, 10/15/33 ... USD 600 $ 601,148
Series 2020-1A, Class E, (3-mo.
CME Term SOFR at 7.61% Floor
+ 7.87%), 13.20%, 10/15/33 .. 500 501,217
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.69%, 01/20/35
(a) (c)
.......... 500 501,325
Regatta XXV Funding Ltd., Series
2023-1A, Class E, (3-mo. CME Term
SOFR at 8.41% Floor + 8.41%),
13.74%, 07/15/36
(a) (c)
......... 1,000 1,049,973
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.49%, 10/15/29 ... 1,250 1,250,035
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 8.44%, 10/15/29 ... 5,360 5,357,930
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.45%), 6.78%, 10/20/30 ... 9,153 9,155,939
Series 2017-3A, Class D, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 8.24%, 10/20/30 ... 430 430,439
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 403,333
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.72% Floor
+ 1.98%), 7.31%, 05/20/31 ... 250 250,459
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 381,505
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 382,021
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.59%, 07/20/34 ... 250 250,406
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a) (c)
............... 5,000 3,137,500
Romark CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 6.46%,
07/25/31
(a) (c)
............... 14,750 14,747,910
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 8.76%,
07/10/34
(a) (c)
............... 3,500 3,500,078
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 2.41%), 7.74%,
10/23/30
(a) (c)
............... 1,650 1,650,246
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.03% Floor + 1.29%), 6.62%,
04/20/31
(a) (c)
............... 14,773 14,802,287
RR 16 Ltd., Series 2021-16A, Class A2,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 07/15/36
(a) (c)
3,750 3,766,590
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a) (c)
...... 475 292,790
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 18 Ltd., Series 2021-18A, Class A2,
(3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.19%, 10/15/34
(a) (c)
USD 1,750 $ 1,758,399
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 0.00%,
07/15/39
(a) (c)
............... 1,000 1,000,000
RR 3 Ltd., Series 2018-3A, Class A1R2,
(3-mo. CME Term SOFR at 1.09%
Floor + 1.35%), 6.68%, 01/15/30
(a) (c)
1,350 1,350,603
RR 4 Ltd., Series 2018-4A, Class A2,
(3-mo. CME Term SOFR at 0.26%
Floor + 1.81%), 7.14%, 04/15/30
(a) (c)
2,000 2,003,857
RRX 3 Ltd., Series 2021-3A, Class A1,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.58%), 6.91%, 04/15/34
(a) (c)
1,000 1,000,000
RRX 7 Ltd., Series 2022-7A, Class D,
(3-mo. CME Term SOFR at 6.85%
Floor + 6.85%), 12.18%, 07/15/35
(a) (c)
250 251,280
Sandstone Peak II Ltd., Series 2023-
1A, Class E, (3-mo. CME Term
SOFR at 8.79% Floor + 8.79%),
14.11%, 07/20/36
(a) (c)
......... 3,000 3,130,073
Sandstone Peak III Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 7.08% Floor + 7.08%),
12.42%, 04/25/37
(a) (c)
......... 1,000 1,009,602
Sandstone Peak Ltd.
(a)(c)
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.81%, 10/15/34 ... 10,000 10,027,513
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 6.80% Floor
+ 7.06%), 12.39%, 10/15/34 .. 1,000 1,002,023
Shackleton CLO Ltd.
(a)(c)
Series 2015-7RA, Class C, (3-mo.
CME Term SOFR at 2.35% Floor
+ 2.61%), 7.94%, 07/15/31 ... 250 250,268
Series 2017-10A, Class AR2, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 6.48%, 04/20/29 ... 3,307 3,311,374
Signal Peak CLO 7 Ltd.
(a)(c)
Series 2019-1A, Class A, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.09%, 04/30/32 ... 6,750 6,766,977
Series 2019-1A, Class E, (3-mo.
CME Term SOFR at 6.89% Floor
+ 7.15%), 12.48%, 04/30/32 .. 1,250 1,247,485
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. CME Term
SOFR at 5.90% Floor + 6.16%),
11.49%, 07/20/34
(a) (c)
......... 6,000 5,987,248
Sixth Street CLO XVII Ltd.
(a)(c)
Series 2021-17A, Class A, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.50%), 6.83%, 01/20/34 ... 7,000 7,002,097
Series 2021-17A, Class E, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.46%), 11.79%, 01/20/34 .. 2,250 2,251,147
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. CME
Term SOFR at 6.50% Floor +
6.76%), 12.09%, 04/20/34
(a) (c)
.... 4,000 4,019,773

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 6.82%, 07/24/37
(a) (c)
.... USD 5,000 $ 5,000,000
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
6.66%, 01/26/31
(a) (c)
.......... 381 381,545
Sound Point CLO XV Ltd.
(a)(c)
Series 2017-1A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.09%, 01/23/29 ... 1,081 1,080,772
Series 2017-1A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.64%, 01/23/29 ... 3,350 3,350,241
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
9.09%, 04/25/34
(a) (c)
.......... 345 338,475
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.84%,
10/15/30
(a) (c)
............... 287 286,711
Strata CLO I Ltd., Series 2018-1A,
Class USUB, 0.00%, 01/15/2118
(a) (c)
7,680 4,074,310
Stratus CLO Ltd., Series 2021-1A,
Class SUB, 0.00%, 12/29/29
(a) (c)
.. 2,820 49,491
Symphony CLO XXII Ltd., Series 2020-
22A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%),
8.74%, 04/18/33
(a) (c)
.......... 1,500 1,476,579
Symphony CLO XXIII Ltd.
(a)(c)
Series 2020-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.59%, 01/15/34 ... 510 510,657
Series 2020-23A, Class ER, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.74%, 01/15/34 .. 510 511,066
Symphony Static CLO I Ltd.
(a)(c)
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.44%, 10/25/29 ... 1,500 1,501,445
Series 2021-1A, Class E1, (3-mo.
CME Term SOFR at 5.35% Floor
+ 5.61%), 10.94%, 10/25/29 .. 750 750,402
TCI-Flatiron CLO Ltd.
(a)(c)
Series 2016-1A, Class AR3, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 6.42%, 01/17/32 ... 33,186 33,185,991
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 0.96% Floor
+ 1.22%), 6.55%, 11/18/30 ... 16,377 16,400,024
TCI-Symphony CLO Ltd.
(a)(c)
Series 2016-1A, Class AR2, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.61%, 10/13/32 ... 11,960 11,969,523
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 0.93% Floor
+ 1.19%), 6.52%, 07/15/30 ... 15,612 15,619,356
TIAA CLO III Ltd.
(a)(c)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 01/16/31 ... 169 168,861
Series 2017-2A, Class B, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.09%, 01/16/31 ... 750 749,254
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO IX Ltd.
(a)(c)
Series 2017-9A, Class A, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.40%), 6.73%, 01/20/31 ... USD 1,219 $ 1,220,679
Series 2017-9A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 01/20/31 ... 250 250,320
Series 2017-9A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.49%, 01/20/31 ... 500 500,432
TICP CLO V Ltd.
(a)(c)
Series 2016-5A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.35%), 6.67%, 07/17/31 ... 10,151 10,151,032
Series 2016-5A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.41%), 8.73%, 07/17/31 ... 250 250,896
TICP CLO X Ltd., Series 2018-10A,
Class E, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 11.09%,
04/20/31
(a) (c)
............... 1,000 1,001,912
TICP CLO XII Ltd.
(a)(c)
Series 2018-12A, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.43%), 6.76%, 07/15/34 ... 1,000 1,001,340
Series 2018-12A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 07/15/34 ... 925 926,469
Series 2018-12A, Class ER, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.51%), 11.84%, 07/15/34 .. 250 251,274
TICP CLO XIII Ltd., Series 2019-13A,
Class BR, (3-mo. CME Term SOFR
at 1.96% Floor + 1.96%), 7.29%,
04/15/34
(a) (c)
............... 3,000 3,010,906
TICP CLO XV Ltd.
(a)(c)
Series 2020-15A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.54%), 6.87%, 04/20/33 ... 250 250,250
Series 2020-15A, Class E, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.74%, 04/20/33 .. 500 500,552
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.76%,
07/21/34
(a) (c)
............... 1,000 1,002,736
Trestles CLO Ltd.
(a)(c)
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.58%, 04/25/32 ... 2,500 2,504,758
Series 2017-1A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.49%, 04/25/32 ... 2,500 2,503,520
Series 2017-1A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 0.00%, 07/25/37 ... 1,250 1,240,625
Trestles CLO VI Ltd., Series 2023-6A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 11.86%,
01/25/36
(a) (c)
............... 5,000 5,014,221
Triaxx Prime CDO Ltd.
(a)(c)
Series 2006-1A, Class A2, (3-mo.
LIBOR USD at 0.45% Floor +
0.45%), 0.96%, 03/03/39
(e) (f)
.. 52,840 41,110

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2006-1A, Class B, (3-mo.
LIBOR USD at 0.65% Floor +
0.65%), 6.26%, 03/03/39 .... USD 12,800 $ 1,216
Trimaran CAVU Ltd.
(a)(c)
Series 2019-1A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.49%, 07/20/32 ... 1,250 1,251,354
Series 2019-1A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.79%, 07/20/32 ... 250 250,331
Series 2019-1A, Class C1, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.74%, 07/20/32 ... 500 500,010
Series 2019-1A, Class D, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.41%), 9.74%, 07/20/32 ... 1,300 1,304,157
Series 2019-2A, Class C, (3-mo.
CME Term SOFR at 4.72% Floor
+ 4.98%), 10.31%, 11/26/32 .. 575 575,483
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 6.50% Floor
+ 6.76%), 12.09%, 04/23/32 .. 8,500 8,510,291
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.84%, 10/25/34 ... 1,550 1,549,905
Series 2022-1A, Class D, (3-mo.
CME Term SOFR at 5.83% Floor
+ 5.83%), 11.15%, 10/22/35 .. 2,000 2,026,585
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 9.08% Floor
+ 9.08%), 14.40%, 10/22/35 .. 2,600 2,670,112
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.12% Floor
+ 6.12%), 11.44%, 01/20/36 .. 3,000 3,065,362
Series 2022-2A, Class E, (3-mo.
CME Term SOFR at 8.81% Floor
+ 8.81%), 14.13%, 01/20/36 .. 3,500 3,643,779
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.94% Floor
+ 8.94%), 14.26%, 07/20/36 .. 3,000 3,130,516
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
6.99%, 10/18/31
(a) (c)
.......... 900 899,550
Trinitas CLO XIV Ltd.
(a)(c)
Series 2020-14A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 6.66%, 01/25/34 ... 7,000 7,029,895
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 7.72%, 01/25/34 ... 625 630,673
Voya CLO Ltd.
(a)(c)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.47%), 6.80%, 10/15/30 ... 2,718 2,724,792
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.56%, 04/25/31 ... 1,068 1,068,284
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 10/18/31 ... 1,165 1,166,955
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.25%), 6.58%, 04/18/31 ... 25,439 25,456,566
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.60%, 04/17/30 ... USD 9,682 $ 9,688,908
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 7.68%, 07/14/31 ... 1,200 1,198,960
Series 2015-3A, Class A1R3, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 6.47%, 10/20/31 ... 22,500 22,515,190
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 6.66%, 01/20/31 ... 684 684,110
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 8.24%, 01/20/31 ... 1,085 1,072,029
Series 2016-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 6.74%, 07/19/28 ... 527 527,997
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 6.48%, 10/18/31 ... 12,000 12,008,388
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.57%, 06/07/30 ... 529 529,038
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 06/07/30 ... 750 750,561
Series 2017-3A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 7.21%), 12.54%, 04/20/34 .. 500 490,796
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 6.54%, 04/19/31 ... 491 491,740
Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 6.53%, 10/15/31 ... 300 300,147
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 6.65%, 04/15/31 ... 3,993 3,996,608
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 10/17/32 ... 1,300 1,299,390
Series 2021-1A, Class X, (3-mo.
CME Term SOFR at 0.75% Floor
+ 1.01%), 6.34%, 07/15/34 ... 275 274,954
Whitebox CLO I Ltd.
(a)(c)
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 6.66%, 07/24/36 ... 5,000 5,000,000
Series 2019-1A, Class D1RR, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 8.44%, 07/24/36 ... 9,280 9,280,000
Series 2019-1A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 11.09%, 07/24/36 .. 6,630 6,630,000
Series 2019-1A, Class SUB, 0.00%,
07/24/36 ............... 4,300 2,518,940
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.93%, 10/24/34 ... 6,750 6,770,597
Series 2020-2A, Class ER, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.36%), 12.68%, 10/24/34 .. 2,000 2,003,379
Series 2020-2A, Class SUB, 0.00%,
10/24/34 ............... 4,734 2,687,018

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Whitebox CLO III Ltd.
(a)(c)
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.94%, 10/15/34 ... USD 5,750 $ 5,767,692
Series 2021-3A, Class E, (3-mo.
CME Term SOFR at 6.85% Floor
+ 7.11%), 12.44%, 10/15/34 .. 6,970 6,998,443
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR
at 8.01% Floor + 8.01%), 13.33%,
04/20/36
(a) (c)
............... 7,000 7,303,152
2,508,095,965
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
4.91%, 10/21/38 ............ EUR 4,000 4,326,522
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 4.30%, 10/25/49 .... 524 558,501
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 4.70%, 10/25/49 .... 363 388,537
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 5.10%, 10/25/49 .... 726 775,993
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR at 0.00% Floor +
1.75%), 5.55%, 02/25/38 ....... 117 124,705
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
4.49%, 06/15/41 ............ 20,722 22,214,485
28,388,743
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 4.75%, 01/26/43 .... 288 310,065
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 5.70%, 01/26/43 .... 1,150 1,244,002
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 6.65%, 01/26/43 .... 360 387,528
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 9.10%, 01/26/43 .... 288 309,401
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 11.10%, 01/26/43 .... 72 79,857
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.80%, 09/15/32 .... 1,100 1,182,303
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 5.70%, 09/15/32 .... 600 653,048
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 4.35%,
09/15/30 ............... 255 273,109
Series 8, Class C, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 4.55%,
09/15/30 ............... 204 217,236
Security
Par (000)
Par (000) Value
Germany (continued)
Series 8, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.35%), 4.95%,
09/15/30 ............... EUR 51 $ 53,968
4,710,517
Ireland — 1.1%
(a)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 8.51%, 07/15/35
(b)
2,605 2,768,419
Anchorage Capital Europe CLO 2
DAC
(c)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 5.51%, 04/15/34 .... 2,563 2,731,537
Series 2A, Class DR, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 7.46%, 04/15/34 .... 2,110 2,263,843
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.08%, 04/25/34
(c)
........... 590 633,015
Aqueduct European CLO DAC
Series 2019-3X, Class AR, (3-mo.
EURIBOR at 0.93% Floor +
0.93%), 4.76%, 08/15/34
(b)
... 5,000 5,350,488
Series 2020-5A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.90%, 04/20/34
(c)
... 1,250 1,333,519
Series 2022-7X, Class A, (3-mo.
EURIBOR at 2.05% Floor +
2.05%), 5.77%, 03/15/36
(b)
... 5,114 5,506,731
Arbour CLO DAC
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 7.58%, 05/15/38
(b)
... 2,750 2,954,960
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.78%, 05/15/38
(c)
... 2,000 2,137,784
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 6.43%, 05/15/38
(c)
... 2,000 2,136,428
Ares European CLO VII DAC, Series
7X, Class AAR, (3-mo. EURIBOR
at 1.50% Floor + 1.50%), 5.41%,
10/15/30
(b) (c)
............... 1,200 1,285,878
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 6.71%,
10/15/31
(c)
................ 2,000 2,135,133
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.60%,
04/20/32
(c)
................ 862 921,506
Arini European CLO I DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.82%, 07/15/36 .... 5,000 5,393,586
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.96%, 07/15/36 .... 1,000 1,102,992
Arini European CLO II DAC
Series 2A, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 8.06%, 04/15/38
(c)
... 4,228 4,556,316
Series 2X, Class A, (3-mo.
EURIBOR at 1.55% Floor +
1.55%), 5.41%, 04/15/38
(b)
... 5,750 6,167,080

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2X, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 8.06%, 04/15/38
(b)
... EUR 1,500 $ 1,618,262
Armada Euro CLO III DAC, Series
3A, Class DR, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 7.21%,
07/15/31
(c)
................ 2,800 3,006,926
Aurium CLO, Series 11A, Class D,
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.78%, 01/18/38
(c)
..... 2,825 3,077,228
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 4.65%, 01/16/31
(b)
2,093 2,239,848
Aurium CLO VIII DAC
(b)
Series 8X, Class A, (3-mo.
EURIBOR at 0.85% Floor +
0.85%), 4.55%, 06/23/34 .... 5,000 5,338,687
Series 8X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.70%, 06/23/34 .... 750 798,132
Aurium CLO X DAC, Series 10A, Class
D, (3-mo. EURIBOR at 4.30% Floor
+ 4.30%), 8.19%, 07/17/35
(c)
.... 3,500 3,791,294
Avoca CLO XIV DAC
(b)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.61%, 01/12/31 .... 2,240 2,419,237
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.26%, 01/12/31 .... 1,100 1,168,569
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 2,670,981
Avoca CLO XV DAC
(b)
Series 15X, Class B2R, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.96%, 04/15/31 .... 150 159,654
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 8.04%, 04/15/31 .... 1,305 1,369,347
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.75%, 04/15/31 .... 1,760 1,804,397
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,834,602
Avoca CLO XVIII DAC
(b)
Series 18X, Class B1, (3-mo.
EURIBOR at 1.25% Floor +
1.25%), 5.16%, 04/15/31 .... 5,800 6,186,489
Series 18X, Class C, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 5.66%, 04/15/31 .... 150 160,739
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 6.81%, 04/15/35
(c)
... 970 1,031,879
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 5.21%, 04/15/35
(b)
... 710 750,769
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 6.96%, 04/15/34
(c)
750 797,732
Avoca CLO XXVIII DAC, Series 28A,
Class B1, (3-mo. EURIBOR at
2.85% Floor + 2.85%), 6.79%,
04/15/37
(c)
................ 3,400 3,676,230
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(c)
... EUR 4,550 $ 4,252,983
BBAM European CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.87% Floor + 0.87%), 4.77%,
07/22/34
(b)
................ 5,000 5,320,460
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 5.20%, 07/20/31
(b)
4,300 4,594,784
BlueMountain CLO DAC, Series
2021-1X, Class E, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 9.32%,
04/15/34
(b)
................ 1,050 1,122,780
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 6.10%, 01/20/37
(b)
11,650 12,538,574
Cabinteely Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.35%
Floor + 3.35%), 7.18%, 08/15/34
(b)
1,500 1,595,261
Cairn CLO IX DAC, Series 2018-9X,
Class A, (3-mo. EURIBOR at 0.71%
Floor + 0.71%), 4.59%, 04/25/32
(b)
2,613 2,785,016
Cairn CLO XVI DAC
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 7.79%, 01/15/37
(c)
... 1,520 1,656,952
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(c)
... 939 1,018,212
Series 2023-16X, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(b)
... 617 669,048
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.72%, 04/25/36
(b)
7,585 8,217,727
Carlyle Euro CLO DAC
(c)
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 6.16%, 10/15/35 .... 250 267,093
Series 2021-2A, Class C, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 7.21%, 10/15/35 .... 2,690 2,868,818
Series 2022-5A, Class BR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.88%, 04/25/37 .... 1,020 1,100,855
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.11%, 07/15/32
(b)
........... 450 483,497
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.51%, 04/15/33
(b)
........... 400 426,978
CIFC European Funding CLO III DAC
Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.41%, 01/15/34
(c)
... 500 536,914
Series 3X, Class B1, (3-mo.
EURIBOR at 1.50% Floor +
1.50%), 5.41%, 01/15/34
(b)
... 4,500 4,784,899
Series 3X, Class E, (3-mo.
EURIBOR at 5.61% Floor +
5.61%), 9.52%, 01/15/34
(b)
... 850 914,946

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Citizen Irish Auto Receivables Trust
(b)
Series 2023-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.77%), 4.42%, 12/15/32 .... EUR 4,020 $ 4,316,736
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 5.05%, 12/15/32 .... 1,000 1,081,038
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.70%, 04/15/34
(b)
11,500 12,247,898
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.84%, 05/14/32
(b)
350 379,122
Cumulus Static CLO DAC
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 7.53%, 11/15/33
(c)
... 974 1,050,322
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 7.53%, 11/15/33
(b)
... 499 538,102
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
5.12%, 02/22/34
(b)
........... 1,120 1,185,619
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
7.50%, 12/23/33
(c)
........... 400 431,137
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.87%, 12/15/34
(b)
........... 755 811,395
CVC Cordatus Loan Fund XXIII
DAC, Series 23A, Class E, (3-mo.
EURIBOR at 7.26% Floor + 7.26%),
11.14%, 04/25/36
(c)
.......... 1,000 1,084,481
CVC Cordatus Loan Fund XXIV DAC,
Series 24A, Class ER, (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
10.39%, 10/23/34
(c)
.......... 1,350 1,440,204
CVC Cordatus Loan Fund XXIX
DAC, Series 29A, Class D, (3-mo.
EURIBOR at 5.40% Floor + 5.40%),
9.23%, 02/15/37
(c)
........... 1,000 1,092,493
CVC Cordatus Loan Fund XXVII
DAC, Series 27X, Class D2, (3-mo.
EURIBOR at 6.58% Floor + 6.58%),
10.49%, 04/15/35
(b)
.......... 1,300 1,408,818
CVC Cordatus Loan Fund XXX DAC
Series 30A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.87%, 05/15/37
(c)
... 4,233 4,597,973
Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor +
1.48%), 5.35%, 05/15/37
(b)
... 5,750 6,187,415
Series 30X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.87%, 05/15/37
(b)
... 1,500 1,640,393
CVC Cordatus Opportunity Loan Fund
DAC
Series 1A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.91%, 08/15/33
(c)
... 5,000 5,387,342
Series 1X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.91%, 08/15/33
(b)
... 1,500 1,616,202
Security
Par (000)
Par (000) Value
Ireland (continued)
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
6.41%, 04/15/34
(c)
........... EUR 250 $ 268,078
Edmondstown Park CLO DAC, Series
1A, Class E, (3-mo. EURIBOR at
6.77% Floor + 6.77%), 10.67%,
07/21/35
(c)
................ 1,100 1,170,269
Euro-Galaxy III CLO DAC
(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 6.24%, 04/24/34 .... 700 745,441
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 7.14%, 04/24/34 .... 1,380 1,475,952
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.85% Floor + 0.85%), 4.76%,
04/15/34
(b)
................ 5,000 5,319,302
Fernhill Park CLO DAC, Series 1A,
Class D, (3-mo. EURIBOR at 3.75%
Floor + 3.75%), 7.54%, 04/15/37
(c)
533 576,424
Fidelity Grand Harbour CLO DAC
Series 2021-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.51%, 10/15/34
(c)
... 1,490 1,587,568
Series 2023-1X, Class D, (3-mo.
EURIBOR at 5.90% Floor +
5.90%), 9.73%, 08/15/36
(b)
... 1,193 1,313,814
Series 2023-2A, Class D, (3-mo.
EURIBOR at 4.10% Floor +
4.10%), 8.02%, 04/15/38
(c)
... 1,980 2,144,618
Finance Ireland Auto Receivables No.
1 DAC, Series 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.30%),
5.95%, 09/12/33
(b)
........... 510 554,284
Fortuna Consumer Loan ABS DAC
(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 4.93%, 02/18/34 .... 7,200 7,755,679
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 5.88%, 02/18/34 .... 4,900 5,297,565
Glenbrook Park CLO DAC, Series 1A,
Class E, (3-mo. EURIBOR at 7.58%
Floor + 7.58%), 11.48%, 07/21/36
(c)
3,800 4,163,738
GoldenTree Loan Management EUR
CLO DAC, Series 6A, Class B1,
(3-mo. EURIBOR at 2.60% Floor +
2.60%), 6.50%, 01/20/36
(c)
..... 5,000 5,290,521
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 5.11%, 10/15/30
(b)
700 747,060
Harvest CLO XXIII DAC
(b)
Series 23X, Class A, (3-mo.
EURIBOR at 0.95% Floor +
0.95%), 4.85%, 10/20/32 .... 1,817 1,944,944
Series 23X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.90%, 10/20/32 .... 1,360 1,449,409
Harvest CLO XXX DAC, Series 30A,
Class B1, (3-mo. EURIBOR at
2.60% Floor + 2.60%), 6.46%,
07/27/36
(c)
................ 2,000 2,163,085

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Harvest CLO XXXII DAC
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.20%, 07/25/37
(c)
... EUR 2,222 $ 2,379,651
Series 32A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/25/37
(c)
... 1,039 1,112,717
Series 32X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/25/37
(b)
... 1,543 1,652,476
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 4.83%, 07/25/34
(b)
3,800 4,070,042
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.88%, 04/25/34
(c)
... 500 538,738
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 5.23%, 04/25/34
(b)
... 450 478,763
Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.88%, 04/25/34
(b)
... 1,000 1,077,475
Henley CLO X DAC
Series 10A, Class SUB, 0.00%,
07/20/37
(c)
.............. 4,000 3,647,527
Series 10X, Class D, (3-mo.
EURIBOR at 3.75% Floor +
3.75%), 7.49%, 07/20/37
(b)
... 726 788,742
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.74%,
11/14/32
(b)
................ 625 669,340
Invesco Euro CLO II DAC, Series
2X, Class DR, (3-mo. EURIBOR
at 3.40% Floor + 3.40%), 7.23%,
08/15/34
(b)
................ 4,000 4,142,323
Invesco Euro CLO III DAC
(b)
Series 3X, Class B1, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 5.66%, 07/15/32 .... 450 478,150
Series 3X, Class F, (3-mo. EURIBOR
at 8.07% Floor + 8.07%), 11.98%,
07/15/32 ............... 604 633,605
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.61%,
04/15/33
(c)
................ 625 662,206
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 5.55%, 04/20/36
(b)
8,500 9,126,453
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 7.71%, 01/15/34
(b)
450 479,630
Lt Autorahoitus IV DAC
(b)
Series 4, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.69%), 4.27%,
07/18/33 ............... 1,607 1,728,082
Series 4, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 5.63%,
07/18/33 ............... 5,800 6,350,201
Security
Par (000)
Par (000) Value
Ireland (continued)
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 4.48%, 05/18/35
(b)
.... EUR 1,800 $ 1,914,436
Madison Park Euro Funding X DAC
(b)
Series 10X, Class A1, (3-mo.
EURIBOR at 0.74% Floor +
0.74%), 4.62%, 10/25/30 .... 2,678 2,856,414
Series 10X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 5.08%, 10/25/30 .... 1,850 1,957,412
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
5.68%, 02/15/31
(b)
........... 1,350 1,438,597
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.11%, 05/25/34
(c)
........... 1,250 1,345,940
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 7.41%,
10/15/32
(c)
................ 950 997,856
Margay CLO I DAC, Series 1X, Class
D, (3-mo. EURIBOR at 6.40% Floor
+ 6.40%), 10.31%, 07/15/36
(b)
... 570 628,143
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.41%, 04/17/34
(b)
..... 658 706,480
Neuberger Berman Loan Advisers Euro
CLO 6 DAC, Series 2024-6X, Class
D, (3-mo. EURIBOR at 3.75% Floor
+ 3.75%), 7.49%, 07/15/37
(b)
.... 882 950,434
Neuberger Berman Loan Advisers Euro
CLO DAC, Series 2022-3X, Class A,
(3-mo. EURIBOR at 0.92% Floor +
0.92%), 4.80%, 10/25/34
(b)
..... 5,200 5,535,530
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
6.30%, 11/25/33
(c)
........... 500 530,828
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR at 1.90% Floor +
1.90%), 5.80%, 01/21/35
(c)
..... 425 454,653
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 5.10%, 01/20/32
(b)
..... 450 480,017
OCP Euro CLO, Series 2022-6A, Class
DR, (3-mo. EURIBOR at 4.80%
Floor + 4.80%), 8.71%, 07/20/36
(c)
3,370 3,624,575
Ocp Euro CLO DAC, Series 2023-7A,
Class D, (3-mo. EURIBOR at 5.10%
Floor + 5.10%), 8.98%, 04/25/36
(c)
2,500 2,721,607
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 5.26%, 01/15/32
(b)
... 200 214,213
Series 2017-2X, Class E, (3-mo.
EURIBOR at 5.00% Floor +
5.00%), 8.91%, 01/15/32
(b)
... 897 964,658
Series 2017-2X, Class F, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 10.31%, 01/15/32
(b)
.. 600 645,348

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 6.20%, 04/20/33
(c)
... EUR 250 $ 268,602
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 7.20%, 04/20/33
(c)
... 250 269,500
Palmer Square European CLO DAC
(b)
Series 2022-2X, Class DR, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.91%, 01/15/38 .... 1,119 1,213,996
Series 2023-1X, Class D, (3-mo.
EURIBOR at 6.20% Floor +
6.20%), 10.11%, 07/15/36 .... 1,382 1,509,648
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 0.00%, 10/15/37 .... 5,200 5,568,940
Palmer Square European Loan Funding
DAC, Series 2023-3A, Class D,
(3-mo. EURIBOR at 5.55% Floor +
5.55%), 9.38%, 05/15/33
(c)
..... 1,000 1,085,482
Penta CLO 11 DAC, Series 2022-11A,
Class D, (3-mo. EURIBOR at 4.80%
Floor + 4.80%), 8.63%, 11/15/34
(c)
2,030 2,192,113
Penta CLO 16 DAC, Series 2024-16A,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.87%, 10/18/36
(c)
1,650 1,790,055
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 6.18%,
07/25/34
(c)
................ 500 536,644
Penta CLO DAC
Series 2022-11A, Class B, (3-mo.
EURIBOR at 2.45% Floor +
2.45%), 6.28%, 11/15/34
(c)
... 2,600 2,799,924
Series 2024-17X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 0.00%, 08/15/38
(b)
... 1,640 1,756,358
Prodigy Finance DAC
(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 6.71%, 07/25/51 ... USD 3,265 3,240,797
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 7.96%, 07/25/51 ... 333 335,071
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 9.21%, 07/25/51 ... 191 193,200
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 11.36%, 07/25/51 .. 143 145,815
Providus CLO IX DAC, Series 9A, Class
B, (3-mo. EURIBOR at 2.45% Floor
+ 2.45%), 6.37%, 07/18/36
(c)
.... EUR 5,200 5,659,881
Providus CLO V DAC, Series 5X, Class
D, (3-mo. EURIBOR at 2.95% Floor
+ 2.95%), 6.78%, 02/15/35
(b)
.... 1,000 1,061,233
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 7.03%, 05/20/34
(b)
.... 1,000 1,075,315
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.92%, 07/16/34
(b)
2,000 2,127,297
Rockford Tower Europe CLO DAC,
Series 2019-1X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.50%, 01/20/33
(b)
........... 5,012 5,366,152
Security
Par (000)
Par (000) Value
Ireland (continued)
RRE 18 Loan Management DAC
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/39
(c)
.............. EUR 5,000 $ 4,878,672
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor +
1.47%), 5.38%, 04/15/39
(b)
... 5,750 6,203,445
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
5.11%, 07/15/37
(b)
........... 2,865 3,068,272
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.61%,
10/15/36
(c)
................ 1,720 1,836,988
SCF Rahoituspalvelut XIII DAC
(b)
Series 13, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.58%), 4.36%, 06/25/34 .... 10,300 11,047,894
Series 13, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 4.78%, 06/25/34 .... 800 858,317
Series 13, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 5.18%, 06/25/34 .... 400 429,743
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
6.21%, 04/15/33
(b)
........... 750 802,009
Sound Point Euro CLO X Funding
DAC, Series 10A, Class D, (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
7.83%, 04/20/38
(c)
........... 1,863 2,023,282
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 7.11%, 04/15/33
(b)
1,880 1,995,856
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 5.51%,
04/15/33
(b)
................ 1,350 1,440,316
Sutton Park CLO DAC
(b)
Series 1X, Class A2A, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 5.53%, 11/15/31 ..... 345 368,083
Series 1X, Class BE, (3-mo.
EURIBOR at 2.35% Floor +
2.35%), 6.18%, 11/15/31 ..... 500 534,955
Texas Debt Capital Euro CLO DAC
Series 2024-1A, Class A, (3-mo.
EURIBOR at 1.45% Floor +
1.45%), 5.15%, 07/16/38
(c)
... 2,000 2,141,900
Series 2024-1A, Class B, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 5.80%, 07/16/38
(c)
... 2,000 2,141,900
Series 2024-1A, Class C, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 6.25%, 07/16/38
(c)
... 1,500 1,606,425
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/16/38
(c)
... 1,150 1,231,592
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/16/38
(b)
... 1,243 1,331,191
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 7.51%, 01/15/35
(b)
.... 1,000 1,069,960

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Tikehau CLO VII DAC, Series 7X, Class
A, (3-mo. EURIBOR at 2.00% Floor
+ 2.00%), 5.90%, 10/20/35
(b)
.... EUR 11,500 $ 12,386,232
Tikehau CLO XII DAC
(b)
Series 12X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 0.00%, 10/20/38 .... 5,200 5,568,940
Series 12X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 0.00%, 10/20/38 .... 5,073 5,432,929
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 6.33%,
07/25/34
(c)
................ 320 343,078
Voya Euro CLO I DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.66%, 10/15/30 .... 3,442 3,678,230
Series 1X, Class B1NE, (3-mo.
EURIBOR at 1.15% Floor +
1.15%), 5.06%, 10/15/30 .... 750 797,495
Voya Euro CLO II DAC
(c)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.67% Floor +
1.67%), 5.58%, 07/15/35 .... 250 267,729
Series 2A, Class CR, (3-mo.
EURIBOR at 2.15% Floor +
2.15%), 6.06%, 07/15/35 .... 250 268,425
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 5.56%,
04/15/33
(b)
................ 439 467,423
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 7.01%,
10/15/34
(b)
................ 900 959,688
Voya Euro CLO V DAC, Series 5A,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 7.01%, 04/15/35
(c)
660 703,028
420,963,737
Italy — 0.3%
(a)(b)
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.73%), 4.37%, 12/29/36 .... 14,440 15,474,511
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.84%, 12/29/36 .... 6,250 6,708,146
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 5.34%, 12/29/36 .... 1,435 1,541,693
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 5.94%, 12/29/36 .... 1,322 1,421,838
Series 2024-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 8.14%, 12/29/36 .... 653 700,326
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 4.35%,
12/24/44 ............... 399 425,659
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 4.75%,
12/24/44 ............... 184 195,846
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 5.95%,
12/24/44 ............... EUR 99 $ 105,447
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 4.55%,
12/25/46 ............... 8,256 8,891,923
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 5.95%,
12/25/46 ............... 682 740,055
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 6.95%,
12/25/46 ............... 887 964,601
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 8.95%,
12/25/46 ............... 619 669,125
Brignole Co.
Series 2024, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.78%), 4.38%, 02/24/42 .... 14,839 15,905,964
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.80%, 02/24/42 .... 1,824 1,953,988
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 5.60%, 02/24/42 .... 653 699,951
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 7.60%, 02/24/42 .... 743 797,761
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 6.60%, 09/22/43 .... 2,706 2,948,662
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 7.30%, 09/22/43 .... 3,309 3,619,274
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 9.40%, 09/22/43 .... 2,785 3,076,774
Koromo Italy SRL, Series 1, Class A,
(1-mo. EURIBOR at 0.00% Floor +
0.80%), 4.42%, 02/26/35 ....... 3,003 3,223,543
Quarzo SRL
Series 2023-1, Class A2, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 4.67%, 12/15/39 .... 3,897 4,194,564
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 5.30%, 06/15/41 .... 5,487 5,883,554
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 6.00%, 06/15/41 .... 970 1,042,657
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 7.40%, 06/15/41 .... 850 912,473
Red & Black Auto Italy SRL
Series 1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 6.50%,
12/28/31 ............... 300 320,588
Series 2, Class A1, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 4.65%, 07/28/34 .... 2,272 2,447,664
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 5.45%,
07/28/34 ............... 929 999,543

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 6.45%,
07/28/34 ............... EUR 1,012 $ 1,102,190
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 7.45%,
07/28/34 ............... 355 384,785
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 4.64%,
07/27/48 ................. 2,950 3,179,775
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 4.48%, 04/20/34 .... 11,220 12,042,802
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 5.30%, 04/20/34 .... 1,938 2,087,697
104,663,379
Jersey, Channel Islands — 0.2%
AGL CLO 25 Ltd., Series 2023-25A,
Class E, (3-mo. CME Term SOFR
at 8.66% Floor + 8.66%), 13.98%,
07/21/36
(a) (c)
............... USD 250 261,193
AIMCO CLO 17 Ltd., Series 2022-17A,
Class F, (3-mo. CME Term SOFR
at 8.71% Floor + 8.71%), 14.03%,
07/20/35
(a) (c)
............... 950 950,863
AIMCO CLO 18 Ltd., Series 2022-18A,
Class E, (3-mo. CME Term SOFR
at 8.65% Floor + 8.65%), 13.97%,
07/20/35
(a) (c)
............... 1,500 1,550,898
AIMCO CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 11.83%,
04/19/37
(a) (c)
............... 1,500 1,520,480
Apidos CLO XL Ltd., Series 2022-40A,
Class E, (3-mo. CME Term SOFR
at 7.69% Floor + 7.69%), 13.02%,
07/15/35
(a) (c)
............... 1,500 1,507,529
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D, (3-mo.
CME Term SOFR at 4.68% Floor +
4.68%), 10.01%, 10/15/36
(a) (c)
.... 500 517,280
Ares LXVIII CLO Ltd., Series 2023-68A,
Class E, (3-mo. CME Term SOFR
at 8.55% Floor + 8.55%), 13.87%,
04/25/35
(a) (c)
............... 2,000 2,089,099
Ballyrock CLO 21 Ltd., Series 2022-
21A, Class D, (3-mo. CME Term
SOFR at 8.76% Floor + 8.76%),
14.08%, 10/20/35
(a) (c)
......... 1,000 1,036,076
Ballyrock CLO 23 Ltd., Series 2023-
23A, Class C, (3-mo. CME Term
SOFR at 5.20% Floor + 5.20%),
10.52%, 04/25/36
(a) (c)
......... 1,000 1,017,659
Benefit Street Partners CLO XXVII Ltd.,
Series 2022-27A, Class E, (3-mo.
CME Term SOFR at 8.12% Floor +
8.12%), 13.44%, 07/20/35
(a) (c)
.... 570 589,762
Benefit Street Partners CLO XXX Ltd.,
Series 2023-30A, Class D, (3-mo.
CME Term SOFR at 5.60% Floor +
5.60%), 10.92%, 04/25/36
(a) (c)
.... 1,835 1,874,966
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
GoldenTree Loan Management US
CLO 19 Ltd., Series 2024-19A,
Class E, (3-mo. CME Term SOFR
at 6.00% Floor + 6.00%), 11.32%,
04/20/37
(a) (c)
............... USD 825 $ 835,214
Golub Capital Partners CLO 64B Ltd.,
Series 2022-64A, Class D, (3-mo.
CME Term SOFR at 5.50% Floor +
5.50%), 10.82%, 10/25/35
(a) (c)
.... 3,000 3,128,740
Juniper Valley Park CLO Ltd., Series
2023-1A, Class ER, (3-mo. CME
Term SOFR at 5.50% Floor +
5.50%), 0.00%, 07/20/36
(a) (c)
.... 830 830,000
Orion CLO Ltd., Series 2023-1A, Class
E, (3-mo. CME Term SOFR at 7.90%
Floor + 7.90%), 13.22%, 10/25/36
(a) (c)
1,000 1,019,660
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class E, (3-mo. CME Term
SOFR at 9.15% Floor + 9.15%),
14.47%, 04/20/36
(a) (c)
......... 1,280 1,334,333
Pikes Peak CLO 16 Ltd., Series 2024-
16A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
7.13%, 07/25/37
(a) (c)
.......... 5,000 4,990,625
Stratus Static CLO Ltd., Series 2022-
3A, Class DR, (3-mo. CME Term
SOFR at 3.60% Floor + 3.60%),
8.92%, 10/20/31
(a) (c)
.......... 1,000 999,923
Valley Stream Park CLO Ltd., Series
2022-1A, Class ER, (3-mo. CME
Term SOFR at 6.85% Floor +
6.85%), 12.17%, 10/20/34
(a) (c)
.... 13,575 13,729,559
Vantage Data Centers Jersey Borrower
Spv Ltd., Series 2024-1X, 6.17%,
05/28/39
(b)
................ GBP 12,433 15,804,238
Verdelite Static CLO Ltd., Series
2024-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.13%),
0.00%, 07/20/32
(a) (c)
.......... USD 5,000 5,000,000
60,588,097
Luxembourg — 0.1%
(a)(b)
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
4.50%, 09/25/41 ............ EUR 1,236 1,325,857
Pony SA Compartment German Auto
Loans
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 0.00%, 01/14/33 .... 1,200 1,285,140
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 0.00%, 01/14/33 .... 600 642,570
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 0.00%, 01/14/33 .... 400 428,380
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 5.38%, 11/14/34 ..... 1,028 1,108,308
Series 2020-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 6.13%, 11/14/34 ..... 422 455,734

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 4.63%, 01/14/38 .... EUR 1,900 $ 2,031,616
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.93%, 01/14/38 .... 11,200 11,975,820
SC Germany SA Compartment Leasing
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 5.63%, 12/14/32 .... 1,100 1,184,757
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 6.63%, 12/14/32 .... 1,000 1,073,814
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 4.54%, 01/20/35 ..... 3,900 4,176,705
25,688,701
Netherlands — 0.0%
(a)(b)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.90%, 08/13/49 .... 4,621 4,970,234
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 5.70%, 08/13/49 .... 917 992,723
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 6.80%, 08/13/49 .... 1,331 1,456,697
Hill FL
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 4.68%, 02/18/32 .... 800 860,467
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 5.63%, 02/18/32 .... 900 975,408
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 6.78%, 02/18/32 .... 200 215,966
Mila BV
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.69%), 4.38%, 09/16/41 .... 6,580 7,065,603
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 4.64%, 09/16/41 .... 361 386,138
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 5.14%, 09/16/41 .... 268 286,671
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 5.69%, 09/16/41 .... 188 200,397
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR at 1.35% Floor +
1.35%), 5.21%, 07/27/32 ....... 2,890 3,076,867
20,487,171
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao
de Creditos SA, Series 2, Class D,
(1-mo. EURIBOR at 0.00% Floor +
2.85%), 6.45%, 09/23/38
(a) (b)
.... 526 543,833
Security
Par (000)
Par (000) Value
Spain — 0.0%
(b)
Autonoria Spain
(a)
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 4.40%, 01/31/39 .... EUR 566 $ 605,218
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 4.65%, 01/31/39 .... 915 974,162
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 5.15%, 01/31/39 .... 392 414,945
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 6.25%, 01/31/39 .... 218 231,507
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 7.50%, 01/31/39 .... 87 91,663
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 6.40%, 01/27/40 .... 1,089 1,191,107
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 7.80%, 01/28/40 .... 272 296,813
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 10.60%, 01/29/40 .... 1,566 1,710,729
Autonoria Spain 2023 FT
(a)
Series 2023-SP, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 4.30%, 09/30/41 .... 5,249 5,634,277
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 4.75%, 09/30/41 .... 469 504,507
Series 2023-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 5.60%, 09/30/41 .... 1,594 1,735,045
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 6.50%, 09/30/41 .... 562 607,632
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 4.67%, 03/21/33
(a)
... 238 254,263
Series 2020-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.95%), 5.67%, 03/21/33
(a)
... 71 76,013
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 119 122,890
14,450,771
United Kingdom — 0.6%
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average at 0.00%
Floor + 0.80%), 6.01%, 04/19/31
(a) (b)
GBP 3,454 4,382,282
Dowson plc
(a)(b)
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.81%,
10/20/28 ............... 421 532,609
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 7.46%,
01/20/29 ............... 2,528 3,217,525

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.91%,
01/20/29 ............... GBP 725 $ 919,896
Series 2022-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 8.91%,
08/20/29 ............... 1,814 2,324,761
Series 2022-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 5.25%), 10.46%,
08/20/29 ............... 989 1,264,757
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(b)
... 3,139 3,615,916
Series B1,  (Sterling Overnight
Index Average + 1.92%), 7.13%,
12/15/34
(a)
.............. 2,472 2,656,987
Series B2,  (Sterling Overnight
Index Average at 0.83% Floor +
2.20%), 7.41%, 03/15/36
(a) (b)
.. 100 108,083
Hermitage 2023 plc, Series 2023-1,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 2.45%),
7.66%, 09/21/33
(a) (b)
.......... 891 1,131,029
Hermitage 2024 plc
(a)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 0.00%,
04/21/33 ............... 7,700 9,733,570
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 0.00%,
04/21/33 ............... 2,300 2,907,430
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 0.00%,
04/21/33 ............... 2,401 3,035,104
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 0.00%,
04/21/33 ............... 1,000 1,264,100
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 0.00%,
04/21/33 ............... 1,505 1,902,471
London Cards No. 1 plc, Series 1, Class
B, (Sterling Overnight Index Average
at 0.00% Floor + 3.75%), 8.96%,
05/15/33
(a) (b)
............... 1,425 1,808,517
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.60%,
03/28/34 ............... 1,383 1,757,511
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.70%,
03/28/34 ............... 1,708 2,168,086
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 8.65%,
03/28/34 ............... 1,784 2,288,853
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 10.70%,
03/28/34 ............... 2,066 2,625,188
Security
Par (000)
Par (000) Value
United Kingdom (continued)
NewDay Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 6.39%,
03/15/32 ............... GBP 1,910 $ 2,422,225
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 6.86%,
03/15/32 ............... 3,309 4,188,951
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 7.61%,
03/15/32 ............... 3,128 3,959,755
Newday Funding Master Issuer plc
(a)(b)
Series 2021-3X, Class A1, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 6.11%,
11/15/29 ............... 2,321 2,936,984
Series 2021-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.56%,
11/15/29 ............... 677 858,100
Series 2022-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 5.00%), 10.21%,
07/15/30 ............... 3,271 4,221,034
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.91%,
11/15/31 ............... 4,377 5,646,137
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 8.91%,
11/15/31 ............... 5,555 7,217,549
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 0.00%,
07/15/32 ............... 1,949 2,463,731
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 0.00%,
07/15/32 ............... 2,323 2,936,504
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 0.00%,
07/15/32 ............... 4,901 6,195,354
Newday Funding Master Issuer plc-,
Series 2024-2X, Class A, (Sterling
Overnight Index Average at 0.00%
Floor + 0.90%), 0.00%, 07/15/32
(a) (b)
9,773 12,354,049
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 6.11%,
07/16/29 ............... 22,145 28,008,995
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.51%,
07/16/29 ............... 2,320 2,936,771
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 7.36%,
07/16/29 ............... 150 189,874

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
PCL Funding VI plc
(a)(b)
Series 2022-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.61%,
07/15/26 ............... GBP 14,896 $ 18,836,982
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 3.10%), 8.31%,
07/15/26 ............... 1,937 2,451,147
PCL Funding VIII plc
(a)(b)
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 6.39%,
05/15/28 ............... 6,070 7,721,987
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.71%,
05/15/28 ............... 1,125 1,452,044
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 8.71%,
05/15/28 ............... 712 921,974
Satus plc
(a)(b)
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.81%,
08/17/28 ............... 174 220,523
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 7.11%,
08/17/28 ............... 200 253,271
Series 2021-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 8.41%,
08/17/28 ............... 166 210,700
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 6.11%,
01/17/31 ............... 10,724 13,596,768
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.46%,
01/17/31 ............... 3,139 3,986,695
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 7.26%,
01/17/31 ............... 3,161 4,010,209
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 8.51%,
01/17/31 ............... 568 718,963
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 10.51%,
01/17/31 ............... 549 694,758
Tower Bridge Funding plc
(a)(b)
Series 2022-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.72%), 5.93%,
12/20/63 ............... 2,193 2,769,648
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 7.45%,
10/20/64 ............... 1,469 1,878,465
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.15%), 8.40%,
10/20/64 ............... GBP 993 $ 1,270,914
Series 2023-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.30%), 9.55%,
10/20/64 ............... 1,116 1,440,705
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 6.19%,
07/28/35
(a) (b)
............... 3,400 3,018,233
Unique Pub Finance Co. plc (The)
(b)
Series A4,  5.66%, 06/30/27 .... 3,947 4,915,032
Series N,  6.46%, 03/30/32
(g)
.... 6,965 9,119,933
215,669,639
United States — 6.3%
510 Loan Acquisition Trust, Series
2020-1, Class A, 8.11%, 09/25/60
(c) (g)
USD 7,030 7,003,880
522 Funding CLO Ltd.
(a)(c)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 6.63%, 10/20/31 ... 197 197,045
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.64%, 10/20/31 ... 750 750,757
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.90%,
05/25/36
(a)
................ 1,668 1,644,894
ACE Securities Corp., Series 2005-
AG1, Class M2, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%),
6.15%, 08/25/35
(a)
........... 1,022 790,477
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 5.72%, 05/25/37 ... 7,073 1,188,415
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 6.06%, 05/25/37 ... 349 59,256
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(c)
........ 2,706 2,413,624
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 7.56%, 02/19/38
(a) (c)
11,653 11,662,340
Affirm Asset Securitization Trust, Series
2024-A, Class A, 5.61%, 02/15/29
(c)
7,128 7,105,738
Ajax Mortgage Loan Trust
(c)
Series 2017-D, Class B, 0.00%,
12/25/57
(a)
.............. 55 18,670
Series 2020-C,  0.00%, 09/25/60
(h)
174 173,837
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 150 27,780
Series 2020-D,  0.00%, 06/25/60
(h)
260 259,934
Series 2021-C, Class A, 2.12%,
01/25/61
(g)
.............. 16,279 15,947,007
Series 2021-C, Class B, 3.72%,
01/25/61
(g)
.............. 6,014 5,819,799
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,877 15,557,644
Series 2021-D, Class A, 2.00%,
03/25/60
(g)
.............. 36,823 35,690,962

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-D, Class B, 4.00%,
03/25/60
(a)
.............. USD 10,911 $ 10,945,378
Series 2021-D, Class C, 0.00%,
03/25/60
(a)
.............. 15,921 16,130,491
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)
.............. 40,613 34,540,159
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)
.............. 8,637 6,432,230
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)
.............. 5,214 3,529,837
Series 2021-E, Class B3, 3.89%,
12/25/60
(a)
.............. 12,689 4,318,571
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)
.............. 8,544 5,865,522
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)
.............. 80 36,650
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)
.............. 170,437 6,538,834
Series 2021-F, Class A, 1.87%,
06/25/61
(g)
.............. 45,546 44,169,164
Series 2021-F, Class B, 3.75%,
06/25/61
(g)
.............. 11,970 11,686,868
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 18,215 14,591,826
Series 2021-G, Class A, 1.87%,
06/25/61
(a)
.............. 63,965 61,867,448
Series 2021-G, Class B, 3.75%,
06/25/61
(a)
.............. 14,966 15,055,797
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,889 24,990,673
Series 2023-B, Class A, 4.25%,
10/25/62
(g)
.............. 28,518 27,714,409
Series 2023-B, Class B, 4.25%,
10/25/62
(g)
.............. 3,314 3,001,760
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,633 3,195,966
Series 2023-B, Class SA, 0.00%,
10/25/62 ............... 1,417 1,046,582
American Homes 4 Rent Trust, Series
2015-SFR1, Class XS, 0.00%,
04/17/52
(a) (c)
............... 21,823 218
AMSR Trust
(c)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,047,489
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,861,525
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,295,110
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,389,855
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,413,288
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,194,789
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,062,873
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 701 628,682
Arbor Realty Commercial Real Estate
Notes Ltd.
(a)(c)
Series 2021-FL1, Class A, (1-mo.
CME Term SOFR at 0.97% Floor
+ 1.08%), 6.41%, 12/15/35 ... 568 565,117
Series 2021-FL4, Class A, (1-mo.
CME Term SOFR at 1.46% Floor
+ 1.46%), 6.79%, 11/15/36 ... 3,262 3,251,308
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-FL1, Class A, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.78%, 01/15/37 .... USD 1,559 $ 1,549,354
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 5.94%, 05/25/35
(a)
..... 5,217 4,100,709
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.76%, 07/25/36 ... 6,966 1,844,104
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 6.04%, 03/25/36 ... 1,868 1,000,240
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(c)
..... 4,463 4,342,260
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... 4,500 792,826
Series 1998-2, Class B1, 7.24%,
12/10/25 ............... 8,475 1,199,662
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... 750 733,389
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (3-mo. CME Term
SOFR at 2.08% Floor + 2.34%),
7.67%, 05/17/31
(a) (c)
.......... 250 251,366
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.46%, 05/28/39 ... 18,848 14,944,261
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 6.76%, 05/28/39 ... 665 337,387
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.46%, 02/28/40 ... 8,969 8,214,661
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.46%, 12/28/40 ... 459 454,200
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 743,992
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 713,918
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 545,686
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 7.18%, 08/25/34 ... 55 52,368
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.68%, 12/25/35 ... 4,521 6,768,595
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.80%, 09/25/36 ... 1,734 1,710,932
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 5.98%, 10/25/36 ... 2,391 2,192,724

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-FS1, Class 1A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.80%, 05/25/35 ... USD 160 $ 158,716
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.78%, 03/25/37 ... 2,968 2,611,457
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.60%, 03/25/37 ... 1,757 1,612,498
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.60%, 03/25/37 ... 2,068 1,923,924
Series 2007-HE3, Class 1A3, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.36%), 5.71%, 04/25/37 ... 822 1,295,149
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.81%, 04/25/37 ... 18,480 19,225,809
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 2,006 1,920,108
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,831,409
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 148,341
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,404,550
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,656,015
Brex Commercial Charge Card Master
Trust, Series 2024-1, Class A1,
6.05%, 07/15/27
(c)
........... 6,223 6,215,671
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.53%, 08/14/30
(a) (c)
442 441,744
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 6.09%, 01/25/36 ... 1,620 1,315,027
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
5.62%, 10/25/36 .......... 860 832,029
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a) (c)
15,429 14,266,579
C-BASS Trust, Series 2006-CB7,
Class A4, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 5.78%,
10/25/36
(a)
................ 1,097 703,899
C-BASS TRUST, Series 2006-CB9,
Class A4, (1-mo. CME Term SOFR
at 0.46% Floor + 0.57%), 5.92%,
11/25/36
(a)
................ 643 282,519
CIT Mortgage Loan Trust, Series 2007-
1, Class 1M2, (1-mo. CME Term
SOFR at 1.75% Floor + 1.86%),
7.21%, 10/25/37
(a) (c)
.......... 3,538 3,287,847
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 5.66%, 05/25/37 11,745 7,638,012
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 5.73%, 05/25/37 5,335 3,469,582
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 5.63%, 07/25/45 USD 5,645 $ 3,864,779
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.78%, 12/25/36
(c)
.. 6,537 3,498,728
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 7.09%, 06/25/54
(a) (c)
.... 17,034 16,888,538
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 4,865 4,329,793
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 930 840,538
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,498 1,325,385
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 680 605,878
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 180 160,054
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 475,312
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 1,767 1,750,331
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 1,655 1,619,000
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 1,210 1,196,555
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 518 487,880
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 1,409 1,356,287
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,488 825,406
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,669 847,329
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 702,368
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 883,120
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,504,301
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 2,821,619
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(g)
.............. 991 796,688
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c) (g)
............. 1,129 1,101,278
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c) (g)
............. 5,709 4,350,151
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c) (g)
............. 11,634 429,415
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.80%, 07/25/37
(a) (c)
. 1,353 863,915
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 1,889 1,724,346
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.51%,
04/25/36 ............... 5,354 4,582,210

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-17, Class 2A3, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.94%, 03/25/47 ... USD 96 $ 78,785
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 5.91%, 03/25/37 ... 12,891 10,010,511
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.80%, 05/25/47 ... 1,551 1,256,592
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
5.71%, 03/15/34
(a)
........... 157 154,888
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 7.02%,
01/25/29
(g)
.............. 108 256,761
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 224 376,673
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
5.62%, 05/15/35 .......... 287 285,976
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
5.62%, 05/15/36 .......... 1,292 1,262,034
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
5.59%, 11/15/36 .......... 788 774,218
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.58%, 01/15/37 ... 471 431,500
Dewolf Park CLO Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.90% Floor + 1.18%), 6.51%,
10/15/30
(a) (c)
............... 9,003 9,004,899
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 6.31% Floor
+ 6.31%), 11.64%, 07/15/36 .. 5,000 4,954,224
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 3,842,000
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class D, (3-mo. CME Term
SOFR at 6.80% Floor + 6.80%),
12.13%, 04/15/37
(a) (c)
......... 2,300 2,304,439
Eaton Vance CLO Ltd., Series 2014-
1RA, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
7.08%, 07/15/30
(a) (c)
.......... 1,750 1,753,178
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(c) (d)
.. 75 1,500,000
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,323,946
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 6,023 5,919,582
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a) (c)
............... 1,930 1,683,294
Security
Par (000)
Par (000) Value
United States (continued)
Elmwood CLO 15 Ltd., Series 2022-2A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 12.57%,
04/22/35
(a) (c)
............... USD 1,800 $ 1,808,775
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 6.51%, 10/25/34 ... 2,818 2,552,297
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 5.70%, 10/25/36 ... 4,437 2,893,716
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.78%, 10/25/36 2,602 1,678,299
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.88%, 12/25/36 4,937 1,994,349
FirstKey Homes Trust
(c)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,335,569
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 7,293,630
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,751,681
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,662,943
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 7,681,280
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.98% Floor + 1.24%), 6.56%,
05/15/30
(a) (c)
............... 2,911 2,914,838
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 5,780 5,304,762
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 6,652 6,591,799
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,833 1,830,046
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.74%, 02/25/37 ... 4,931 3,667,695
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.80%, 02/25/37 ... 5,238 1,681,794
FS Rialto Issuer LLC
(a)(c)
Series 2022-FL5, Class A, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.30%), 7.64%, 06/19/37 ... 9,954 9,963,178
Series 2022-FL6, Class A, (1-mo.
CME Term SOFR at 2.58% Floor
+ 2.58%), 7.92%, 08/17/37 ... 24,153 24,207,223
Series 2022-FL7, Class A, (1-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 8.23%, 10/19/39 ... 11,152 11,220,320
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 6.50%,
08/27/51
(a) (c)
............... 5,347 5,148,161
GoldenTree Loan Management US
CLO 15 Ltd., Series 2022-15A,
Class FR, (3-mo. CME Term SOFR
at 7.50% Floor + 7.50%), 12.82%,
10/20/36
(a) (c)
............... 2,500 2,498,831

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... USD 4,280 $ 3,950,680
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 4,331 4,339,127
Golub Capital BDC 3 CLO LLC, Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%),
7.19%, 04/15/33
(a) (c)
.......... 10,000 10,013,241
Golub Capital Partners CLO 69M,
Series 2023-69A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 7.67%, 11/09/36
(a) (c)
.... 2,500 2,503,849
Golub Capital Partners CLO 71 M,
Series 2024-71A, Class A, (3-mo.
CME Term SOFR at 1.95% Floor +
1.95%), 7.27%, 02/09/37
(a) (c)
.... 14,000 14,056,190
Goodleap Sustainable Home Solutions
Trust, Series 2023-3C, Class A,
6.50%, 07/20/55
(c)
........... 10,144 10,272,259
GoodLeap Sustainable Home Solutions
Trust
(c)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 10,294 8,065,383
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 3,786 3,520,288
Series 2023-1GS, Class A, 5.52%,
02/22/55 ............... 5,687 5,465,382
Gracie Point International Funding LLC,
Series 2024-1A, Class A, (SOFR90A
at 1.70% Floor + 1.70%), 7.05%,
03/01/28
(a) (c)
............... 14,644 14,701,412
Greenpoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 2,625 2,559,754
Greenwood Park CLO Ltd., Series
2018-1A, Class A2, (3-mo. CME
Term SOFR at 1.01% Floor +
1.27%), 6.60%, 04/15/31
(a) (c)
.... 7,678 7,686,837
Grippen Park CLO Ltd.
(a)(c)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.85%, 01/20/30 ... 577 579,446
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 01/20/30 ... 5,000 4,984,766
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.56%), 8.89%, 01/20/30 ... 3,950 3,951,662
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 6.16%, 12/25/35 ... 5,333 2,270,062
Series 2006-4, Class 1A1, 4.12%,
03/25/36 ............... 3,584 2,345,441
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 211 60,284
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 2,081 601,113
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,426 266,035
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 5.86%, 01/25/47 ... 2,861 1,430,090
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 8.83%, 02/25/47 ... USD 3,414 $ 3,252,813
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(c)
8,287 7,977,413
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 6.06%, 07/25/36 ... 4,008 3,675,722
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.76%, 05/25/37 ... 4,651 3,592,491
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 4.03%,
07/25/34
(a)
................ 830 790,957
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(g)
................ 6,954 706,620
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 6.73%, 05/20/32
(a) (c)
14,420 14,419,907
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 5.71%,
12/25/36
(a) (c)
............... 58 56,531
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 5.86%, 05/25/36
(a)
.. 1,841 1,788,462
Series 2007-CH1, Class MF1,
6.29%, 11/25/36
(g)
......... 11,339 10,972,320
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.84%, 07/28/42 .... 5,443 5,106,874
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.56%), 6.90%, 12/27/38 ... 9,338 8,976,126
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 6,881 6,541,786
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,543 831,744
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,110 4,460,740
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
.............. 4,949 4,958,911
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 498 470,103
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 5.55%, 06/25/37
(a) (c)
.... 888 577,590
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,102,284
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 378,412

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... USD 5,450 $ 4,710,348
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,222,987
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 19,142,770
Series 2023-1A, Class A, 5.59%,
05/20/33 ............... 13,585 13,557,551
Series 2023-1A, Class D, 8.69%,
05/20/33 ............... 8,082 8,323,223
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 3,983,071
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,282,378
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,815,471
Litigation Systems, Inc., Series 2020-1,
Class A, 4.00%, 10/30/27
(d)
..... 2,854 2,836,767
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. 17,086 13,651,372
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.76%, 06/25/36 ... 8,007 3,694,847
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.78%, 08/25/36 ... 18,048 7,034,177
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. CME Term
SOFR at 0.26% Floor + 1.64%),
6.95%, 01/17/30
(a) (c)
.......... 3,750 3,754,323
Mariner Finance Issuance Trust
(c)
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 3,525 3,492,487
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 6,926 6,794,437
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,453,379
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,190,640
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,063,103
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,047,769
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,377,240
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 983,651
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,128,386
Series 2022-AA, Class A, 6.45%,
10/20/37 ............... 18,710 18,744,260
Series 2023-AA, Class D, 8.85%,
10/22/35 ............... 12,900 13,277,726
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 5.98%, 06/25/36
(c)
.. 3,034 2,728,677
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.74%, 05/25/37 ... 5,000 4,034,121
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
5.98%, 06/25/46
(a) (c)
.......... 685 655,411
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.94%, 05/25/37 ... USD 3,743 $ 2,627,079
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.96%, 10/25/37 ... 3,614 3,311,302
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 5.85%, 08/25/37 1,121 933,272
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 5.64%, 06/25/37 ... 2,742 575,833
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.40%, 10/19/38
(a) (c)
4,192 4,195,144
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 7.97%, 09/17/37 ... 5,160 5,170,708
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 7.08%, 03/19/39 ... 3,340 3,332,685
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 9,095 8,352,542
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 15,567 13,802,121
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 6.33%, 09/25/35 ... 7,609 6,064,919
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 9.26%,
02/25/47
(c)
.............. 702 645,657
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.78%, 04/25/36
(a)
2,238 1,548,149
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(g)
.............. 3,597 820,565
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(g)
......... 1,393 388,570
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 5.96%,
11/25/36
(a)
.............. 1,945 532,765
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 8,175 7,509,453
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,944 1,618,220
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 12,023 11,148,595
Series 2022-3A, Class A, 6.10%,
06/20/53 ............... 3,146 3,171,770
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 8,891 8,674,843

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor +
0.52%), 5.87%, 04/25/37
(a)
..... USD 5,455 $ 5,044,593
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 14,189,768
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 9,925,416
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 122 117,686
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,401,579
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
6.51%, 04/15/60
(a)
......... 11,601 11,160,181
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 2,318 2,061,520
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,068,060
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,322,468
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 17,001 17,051,863
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 34,624 34,741,936
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,343,710
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 34,492,654
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,548,746
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,529,320
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 20,154,764
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,255,513
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,265,520
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 19,052,367
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 993,461
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,513,105
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 13,044 10,860,094
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,669,315
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 511,658
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average at
0.00% Floor + 2.25%), 7.59%,
11/25/53
(a)
.............. 8,422 8,398,242
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 6.13%, 12/25/35
(a)
..... 3,943 3,155,384
New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F, 4.00%,
09/04/39
(c)
................ 6,607 5,686,964
Security
Par (000)
Par (000) Value
United States (continued)
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
5.86%, 10/25/36
(a) (c)
.......... USD 78 $ 91,188
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,510 616,793
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,235 600,181
Onemain Financial Issuance Trust,
Series 2024-1A, Class A, 5.79%,
05/14/41
(c)
................ 33,293 33,972,886
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 11,659,859
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 9,826,535
Series 2021-1A, Class A2, (SOFR
30 day Average at 0.00% Floor +
0.76%), 6.09%, 06/16/36
(a)
... 4,537 4,527,603
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 691,181
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 17,285,411
Series 2022-3A, Class A, 5.94%,
05/15/34 ............... 38,260 38,360,961
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,405,943
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 26,698,319
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 6.19%, 11/25/35
(a)
.. 6,618 5,373,109
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 5.67%, 03/25/37
(a)
.. 6,755 5,442,849
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(g)
......... 14,043 11,578,182
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(g)
......... 11,922 9,884,684
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(g)
......... 5,630 4,871,019
Origen Manufactured Housing Contract
Trust
(a)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,480 2,416,824
Series 2007-B, Class A1, (1-mo.
LIBOR USD at 1.20% Floor and
18.00% Cap + 1.20%), 6.64%,
10/15/37
(c)
.............. 957 941,204
Owl Rock CLO VII LLC, Series 2022-
7A, Class A1, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%),
7.42%, 07/20/33
(a) (c)
.......... 1,300 1,305,036
Owl Rock CLO XI LLC, Series 2023-
11A, Class A1F, 6.10%, 05/15/35
(c)
5,000 4,957,449
Owl Rock CLO XII LLC, Series 2023-
12A, Class A1B, 6.37%, 07/20/34
(c)
9,000 8,917,098
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
0.00%, 07/24/36
(a) (c)
.......... 3,975 3,975,000

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(g)
................ USD 4,289 $ 3,741,428
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(c)
................ 1,183 1,156,411
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,004,160
Pennantpark CLO IX LLC, Series 2024-
9A, Class A1, (3-mo. CME Term
SOFR at 1.98% Floor + 1.98%),
7.27%, 04/20/37
(a) (c)
.......... 9,000 8,996,888
PennantPark CLO VI LLC, Series
2023-6A, Class A, (3-mo. CME Term
SOFR at 2.68% Floor + 2.68%),
8.00%, 04/22/35
(a) (c)
.......... 8,500 8,540,405
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 6,897,886
Pennantpark CLO VIII LLC, Series
2024-8A, Class A1, (3-mo. CME
Term SOFR at 2.30% Floor +
2.30%), 7.62%, 04/18/36
(a) (c)
.... 8,000 8,007,102
PFS Financing Corp., Series 2022-E,
7.00%, 10/15/26
(c) (d)
.......... 25,000 25,062,500
PPM CLO 6-R Ltd.
(a)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 8.77%, 01/20/37 ... 2,110 2,161,653
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 10.97%, 01/20/37 .. 1,690 1,751,659
PRET LLC
(c)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(g)
.............. 9,673 9,514,726
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(a)
.............. 10,014 9,879,454
Series 2023-RN2, Class A1, 8.11%,
11/25/53
(g)
.............. 14,760 14,782,775
Series 2024-NPL1, Class A1, 7.14%,
01/25/54
(g)
.............. 21,431 21,487,349
Progress Residential Trust
(c)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 941,768
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,472,307
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,455,679
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,692,437
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,684 1,487,405
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,797 6,050,116
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 10,119,242
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 11,247,751
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,978,699
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,929,555
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,907,590
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... USD 2,637 $ 2,295,266
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,698,176
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,607,088
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,305,084
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 4,019,344
Series 2023-SFR2, Class E1,
4.75%, 10/17/40 .......... 2,773 2,545,318
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... 3,875 3,357,225
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,709,632
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. LIBOR USD at
0.62% Floor and 14.00% Cap +
0.62%), 5.42%, 07/25/34
(a)
..... 2,141 1,671,053
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 5.94%, 11/25/36
(a)
...... 2,571 2,047,290
RCO VII Mortgage LLC, Series 2024-1,
Class A1, 7.02%, 01/25/29
(c) (g)
... 13,455 13,413,283
Ready Capital Mortgage Financing LLC,
Series 2023-FL11, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.37%), 7.72%, 10/25/39
(a) (c)
.... 10,016 10,044,474
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(c) (g)
.... 941 942,599
Regional Management Issuance Trust
(c)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 4,114 4,068,061
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,107,313
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,431,842
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 1,365 1,328,652
Series 2021-1, Class C, 3.04%,
03/17/31 ............... 2,500 2,314,139
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,143,606
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 485,981
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,137,853
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 9,895 9,561,329
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,602,068
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,027,659
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,365,640
Series 2022-2B, Class A, 7.10%,
11/17/32 ............... 23,215 23,378,754
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 522 524,682
Republic Finance Issuance Trust
(c)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 1,993 1,980,371
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 9,195,074

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-A, Class C, 4.05%,
11/20/30 ............... USD 2,420 $ 2,347,241
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 28,426 27,441,326
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,576,462
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,883,006
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,653,726
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(c) (d)
43,330 39,105,325
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 6.00%,
08/25/35
(g)
.............. 829 588,649
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 5.75%, 01/25/47
(a)
.. 6,004 5,484,879
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 6.46%, 10/25/35 ... 570 426,519
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 5.68%, 02/25/37 ... 659 278,306
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 6.00%, 02/25/37 ... 7,025 2,966,408
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 5.90%, 01/25/37 ... 1,092 747,427
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 7,626 7,208,589
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... 8,624 8,674,729
Sesac Finance LLC
(c)
Series 2019-1, Class A2, 5.22%,
07/25/49 ............... 22,688 22,072,362
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,428 2,431,412
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.78%, 07/25/36 2,325 489,263
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.21%
Floor + 0.32%), 5.67%, 10/25/36 4,623 3,267,998
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 4.75% Floor +
4.86%), 10.19%, 10/15/41
(a) (c)
.... 18,503 19,335,842
SMB Private Education Loan Trust
(c)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 6,234 6,106,566
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 3,532 3,461,584
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,261,100
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,518,768
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 15,243 12,717,419
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 887 745,193
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.78%, 03/15/56
(a)
... USD 20,470 $ 20,756,879
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 19,727 19,702,767
Series 2024-C, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 6.43%, 06/17/52
(a)
... 8,150 8,155,955
SoFi Personal Loan Trust
(c)
  0.00%, 10/15/30
(h)
.......... 351 17,237,786
Series 2023-1A,  6.00%, 11/12/30 24,670 24,735,615
Series 2024-1A,  6.06%, 02/12/31 24,488 24,549,855
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(c)
................ 1,014 927,480
SoFi Professional Loan Program Trust
(c)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 493,270
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 249,247
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 657,035
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 6.25%, 01/25/35 98 83,624
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 6.48%, 11/25/35 69 49,695
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.81%, 01/25/37 ... 1,076 982,712
Splitrock Services, Inc., 0.00%,
02/12/31
(c)
................ 304 13,885,058
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 6,449 5,894,906
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 17,753,293
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 7.84%, 04/17/38
(a) (c)
1,870 1,821,681
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
6.51%, 05/25/37
(a) (c)
.......... 4,000 2,938,408
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... 11,174 11,321,242
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(c)
8,243 7,631,785
Tricon American Homes Trust
(c)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,325,435
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,609,100
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,482,690
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(c)
................ 460 451,255
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(c) (g)
... 17,011 16,635,571

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.82%, 09/25/36 ... USD 12,504 $ 3,327,509
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.67%, 10/25/36 ... 3,621 2,664,259
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 5.86%,
06/25/37
(a) (c)
............... 5,396 1,695,161
2,369,066,132
Total Asset-Backed Securities — 15.4%
(Cost: $ 6,065,903,474 ) ........................... 5,834,362,291
Shares
Shares
Common Stocks
Belgium — 0.0%
Azelis Group NV .............. 80,658 1,444,167
Cambodia — 0.0%
NagaCorp Ltd.
(f) (i)
.............. 1,104,000 541,256
Canada — 0.0%
(f)
Lionsgate Studios Corp.
(i)
........ 340,953 2,748,081
Northern Graphite Corp. ......... 435,208 39,766
2,787,847
Chile — 0.0%
Antofagasta plc ............... 49,914 1,326,516
China — 0.0%
BYD Co. Ltd. , Class H .......... 193,196 5,737,698
China Merchants Bank Co. Ltd. , Class
H ...................... 55,139 250,560
PDD Holdings, Inc. , ADR
(f)
........ 1,730 230,003
Tencent Holdings Ltd. ........... 5,131 243,416
Trip.com Group Ltd. , ADR
(f)
....... 5,140 241,580
6,703,257
Czech Republic — 0.0%
Komercni Banka A/S ........... 20,614 688,664
Moneta Money Bank A/S
(b) (c)
...... 66,493 289,767
978,431
France — 0.0%
Accor SA ................... 20,204 826,728
Casino Guichard Perrachon SA
(f)
... 22,622 86,369
913,097
Georgia — 0.0%
Bank of Georgia Group plc ....... 9,558 486,256
Germany — 0.1%
ADLER Group SA
(b) (c) (f)
.......... 488,663 84,571
Bayerische Motoren Werke AG .... 111,078 10,507,025
Covestro AG
(b) (c) (f)
.............. 134,578 7,888,541
Evonik Industries AG ........... 344,201 7,023,340
K+S AG (Registered) ........... 227,359 3,064,507
TUI AG
(f)
.................... 1,060,822 7,498,653
36,066,637
Security
Shares
Shares Value
Greece — 0.0%
(f)
National Bank of Greece SA ...... 117,136 $ 976,478
Piraeus Financial Holdings SA ..... 66,337 241,403
1,217,881
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 86,164 672,382
OTP Bank Nyrt. ............... 13,047 647,166
1,319,548
India — 0.1%
Aditya Birla Capital Ltd.
(f)
......... 282,357 807,455
Axis Bank Ltd. ................ 124,560 1,887,684
Bharat Electronics Ltd. .......... 372,007 1,361,415
Bharat Petroleum Corp. Ltd. ...... 243,026 884,185
Cipla Ltd. ................... 78,018 1,382,854
GAIL India Ltd. ............... 697,946 1,833,535
Godrej Consumer Products Ltd. .... 78,568 1,294,091
Hero MotoCorp Ltd. ............ 25,893 1,729,188
IndusInd Bank Ltd. ............. 99,635 1,747,405
InterGlobe Aviation Ltd.
(b) (c) (f)
....... 25,313 1,282,775
JSW Energy Ltd. .............. 79,969 703,422
Larsen & Toubro Ltd. ........... 17,096 726,197
Maruti Suzuki India Ltd. ......... 7,927 1,142,937
Reliance Industries Ltd. ......... 48,023 1,800,220
ReNew Energy Global plc , Class A
(f)
. 460,000 2,870,400
UltraTech Cement Ltd. .......... 7,567 1,057,236
22,510,999
Indonesia — 0.0%
Astra International Tbk. PT ....... 2,745,700 746,388
Bank Central Asia Tbk. PT ........ 4,024,700 2,435,309
Bank Syariah Indonesia Tbk. PT .... 2,845,600 454,383
Ciputra Development Tbk. PT ..... 7,393,100 510,180
4,146,260
Italy — 0.0%
UniCredit SpA ................ 198,000 7,327,193
Wizz Air Holdings plc
(b) (c) (f) (i)
....... 44,157 1,245,371
8,572,564
Kazakhstan — 0.0%
Kaspi.KZ JSC , ADR
(b)
........... 13,624 1,757,632
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 328,000 472,568
Frontken Corp. Bhd. ............ 1,186,900 1,119,446
1,592,014
Mexico — 0.0%
Vista Energy SAB de CV , ADR
(f) (i)
... 14,573 662,780
Netherlands — 0.0%
ASML Holding NV ............. 4,171 4,250,943
Shell plc , ADR ................ 10,800 779,544
5,030,487
Philippines — 0.0%
Ayala Land, Inc. ............... 2,064,600 1,002,235
Bloomberry Resorts Corp.
(f)
....... 6,906,700 1,120,693
International Container Terminal
Services, Inc. .............. 104,000 620,710
Jollibee Foods Corp. ........... 90,700 349,321
Metropolitan Bank & Trust Co. ..... 460,130 531,101
3,624,060
Poland — 0.0%
LPP SA .................... 98 415,630
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 65,221 1,017,468

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA 35,583 $ 454,295
1,887,393
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(f)
......... 9,565 683,132
South Korea — 0.0%
Coupang, Inc. , Class A
(f)
......... 11,657 244,214
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA . 79,249 795,540
Sweden — 0.0%
Atlas Copco AB , Class A ......... 45,213 848,931
Volvo AB , Class A ............. 31,140 814,100
1,663,031
Switzerland — 0.0%
ABB Ltd. (Registered) ........... 15,701 870,635
Alcon, Inc. .................. 11,894 1,057,280
1,927,915
Thailand — 0.0%
Advanced Info Service PCL ....... 164,000 931,973
CP ALL PCL ................. 373,200 558,149
True Corp. PCL , NVDR
(f)
......... 2,261,300 537,178
2,027,300
United Kingdom — 0.1%
Auction Technology Group plc
(f)
.... 115,500 731,478
Genius Sports Ltd.
(f)
............ 1,345,384 7,332,343
Mobico Group plc
(i)
............. 2,543,814 1,636,673
NEW Look Retailers
(d) (f)
.......... 4,100,922 52
9,700,546
United States — 2.0%
Adobe, Inc.
(f)
................. 12,710 7,060,913
Advanced Micro Devices, Inc.
(f)
.... 30,501 4,947,567
AES Corp. (The) .............. 338,983 5,955,931
Aiven, Inc. , Series D
(d) (f)
.......... 169,258 10,036,999
Altice USA, Inc. , Class A
(f)
........ 740,096 1,509,796
Amazon.com, Inc.
(f) (j)
............ 166,860 32,245,695
AMC Networks, Inc. , Class A
(f)
..... 197,308 1,905,995
Apple, Inc. .................. 3,917 824,999
Astra Space, Inc. , Class A
(f)
....... 69,879 35,170
Avaya, Inc.
(f)
................. 4,218 27,417
Bank of America Corp. .......... 220,000 8,749,400
Block, Inc. , Class A
(f)
............ 13,142 847,528
Boyd Gaming Corp. ............ 44,825 2,469,857
Caesars Entertainment, Inc.
(f)
...... 278,230 11,056,860
Carlson Travel, Inc.
(f)
........... 17,611 64,580
Carnival Corp.
(f)
............... 44,925 840,996
Centuri Holdings, Inc.
(f)
.......... 74,685 1,454,864
Cheniere Energy, Inc. ........... 39,968 6,987,605
Citigroup, Inc. ................ 132,710 8,421,777
Comerica, Inc. ................ 61,245 3,125,945
Constellium SE , Class A
(f)
........ 516,032 9,727,203
Costco Wholesale Corp. ......... 986 838,090
Crowdstrike Holdings, Inc. , Class A
(f)
. 16,039 6,145,984
Crown PropTech Acquisitions
(d) (f)
.... 229,536 25,249
Crown PropTech Acquisitions
(d) (f)
.... 83,167 1
Crown PropTech Acquisitions , Class A
(f)
133,068 1,429,150
Cummins, Inc. ................ 3,049 844,360
Customers Bancorp, Inc.
(f)
........ 10,456 501,679
Davidson Homes, Inc.
(d) (f)
......... 77,385 70,517,081
Davidson Kempner Merchant Co.-Invest
Fund LP , (Acquired 03/31/23 , cost
$ 6,788,939 )
(f) (k) (l)
............. —
(m)
36,259,371
Security
Shares
Shares Value
United States (continued)
Dell Technologies, Inc. , Class C .... 6,120 $ 844,009
Delta Air Lines, Inc. ............ 212,324 10,072,651
Dexcom, Inc.
(f)
................ 7,407 839,806
DiamondRock Hospitality Co. ...... 412,567 3,486,191
Dynatrace, Inc.
(f)
.............. 100,000 4,474,000
Eli Lilly & Co.
(j)
................ 14,099 12,764,953
EPAM Systems, Inc.
(f)
........... 4,389 825,615
Exxon Mobil Corp. ............. 90,000 10,360,800
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 27,387,008 )
(d) (f) (k)
........... 403,700 26,490,794
Farmers Business Network, Inc.
(d) (f)
.. 217,669 526,759
First Citizens BancShares, Inc. , Class A 4,347 7,318,653
First Horizon Corp. ............. 141,780 2,235,871
FLYR, Inc.
(d) (f)
................ 4,503,497 32,109,934
Ford Motor Co. ............... 320,713 4,021,741
Forestar Group, Inc.
(f)
........... 118,660 3,795,933
Freeport-McMoRan, Inc. ......... 17,197 835,774
Freewire Technologies, Inc.
(d) (f)
..... 328 —
General Motors Co. ............ 110,202 5,119,985
Golden Entertainment, Inc. ....... 79,939 2,486,902
Green Plains, Inc.
(f) (i)
............ 308,129 4,886,926
Hancock Whitney Corp. ......... 41,472 1,983,606
HawkEye 360, Inc. , Series D1
(d) (f)
... 1,684,066 16,183,874
International Bancshares Corp. .... 16,386 937,443
Intuit, Inc. ................... 1,276 838,600
Intuitive Surgical, Inc.
(f)
.......... 1,884 838,097
Lam Research Corp. ........... 11,970 12,746,254
Landbridge Co. LLC , Class A
(f)
..... 90,996 2,106,557
Landsea Homes Corp.
(f)
......... 271,780 2,497,658
Las Vegas Sands Corp. ......... 131,812 5,832,681
Latch, Inc.
(f)
.................. 715,325 250,364
Lions Gate Entertainment Corp. , Class
A
(f)
...................... 661,236 6,228,843
Lions Gate Entertainment Corp. , Class
B
(f)
...................... 60,575 519,128
Loar Holdings, Inc.
(f) (i)
........... 3,041 162,420
Marathon Petroleum Corp. ....... 70,673 12,260,352
Mastercard, Inc. , Class A ......... 22,000 9,705,520
Meta Platforms, Inc. , Class A ...... 29,795 15,023,235
Micron Technology, Inc. .......... 54,000 7,102,620
NetApp, Inc. ................. 6,509 838,359
New Look Builders, Inc.
(d) (f)
....... 8,689,610 87
New York Community Bancorp, Inc. . 6,102,400 19,649,728
NRG Energy, Inc. .............. 81,065 6,311,721
NVIDIA Corp. ................ 37,770 4,666,106
Opendoor Technologies, Inc.
(f)
..... 1,367,000 2,515,280
Palladyne AI Corp.
(f)
............ 833,632 1,333,811
Palladyne AI Corp.
(f)
............ 20,157 32,252
Palladyne AI Corp.
(f)
............ 73,917 118,267
Paramount Global , Class B ....... 263,734 2,740,196
Park Hotels & Resorts, Inc. ....... 221,093 3,311,973
Playstudios, Inc.
(f)
............. 1,145,983 2,372,185
Progressive Corp. (The) ......... 3,998 830,425
RXO, Inc.
(f)
.................. 20,000 523,000
Salesforce, Inc. ............... 55,444 14,254,652
Schlumberger NV ............. 90,000 4,246,200
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 2,541,250 )
(f) (k)
............. 250,000 2,015,000
Service Properties Trust ......... 768,304 3,949,083
ServiceNow, Inc.
(f)
............. 1,069 840,950
Smith Douglas Homes Corp.
(f) (i)
.... 176,990 4,138,026
Snorkel AI, Inc. , (Acquired 06/30/21 ,
cost $ 609,993 )
(d) (f) (k)
.......... 40,613 276,981

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sonder Holdings, Inc. , Class A
(f)
.... 60,116 $ 278,338
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23 , cost
$ 7,985,223 )
(d) (f) (k)
............ 98,583 9,562,551
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23 , cost
$ 8,570,448 )
(d) (f) (k)
............ 105,808 10,263,376
Stryker Corp. ................ 2,461 837,355
Sunstone Hotel Investors, Inc. ..... 248,338 2,597,615
Tesla, Inc.
(f)
.................. 81,300 16,087,644
Texas Capital Bancshares, Inc.
(f)
.... 34,883 2,132,747
Transocean Ltd.
(f) (i)
............. 2,193,850 11,737,098
United States Steel Corp. ........ 923,851 34,921,568
UnitedHealth Group, Inc. ......... 20,000 10,185,200
Valero Energy Corp. ............ 103,541 16,231,087
Visa, Inc. , Class A ............. 32,500 8,530,275
Vistra Corp. ................. 164,199 14,117,830
Walmart, Inc. ................. 148,391 10,047,555
Walt Disney Co. (The) .......... 154,270 15,317,468
Waystar Holding Corp.
(f)
......... 5,745 123,518
Wells Fargo & Co. ............. 296,424 17,604,621
Wynn Resorts Ltd. ............. 106,600 9,540,700
728,653,439
Total Common Stocks — 2.3%
(Cost: $ 906,581,426 ) ............................. 849,264,199
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
Generacion Mediterranea SA , 9.88%
,
12/01/27
(c)
................ USD 5,293 4,667,215
Australia — 0.5%
AngloGold Ashanti Holdings plc , 3.75%
,
10/01/30 ................. 3,121 2,731,850
Arc Infrastructure Wa Pty. Ltd. , 6.02%
,
05/27/31
(b)
................ AUD 6,580 4,369,195
Aurizon Network Pty. Ltd. , 6.10%
,
09/12/31
(b)
................ 2,590 1,729,690
Australia & New Zealand Banking
Group Ltd.
(a)(b)
(3-mo. EURIBOR + 0.40%), 4.23% ,
05/21/27 ............... EUR 29,500 31,579,756
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 2.57% , 11/25/35 ..... USD 10,000 8,210,315
BHP Billiton Finance Ltd. , (5-Year EUR
Swap Annual + 4.80%), 5.63%
,
10/22/79
(a) (b)
............... EUR 6,900 7,408,029
Commonwealth Bank of Australia ,
2.69%
,
03/11/31
(b)
........... USD 10,000 8,294,908
FMG Resources August 2006 Pty. Ltd.
(c)
4.50% , 09/15/27 ............ 275 262,777
4.38% , 04/01/31 ............ 500 446,864
6.13% , 04/15/32 ............ 225 222,455
Glencore Capital Finance DAC , 1.13%
,
03/10/28
(b)
................ EUR 7,600 7,408,338
Glencore Finance Europe Ltd.
(b)
3.13% , 03/26/26 ............ GBP 8,000 9,743,986
1.50% , 10/15/26 ............ EUR 5,200 5,304,360
Macquarie Group Ltd. , (1-day SOFR +
1.53%), 2.87%
,
01/14/33
(a) (b)
.... USD 10,000 8,264,040
Security
Par (000)
Par (000) Value
Australia (continued)
Mineral Resources Ltd.
(c)
8.00% , 11/01/27 ............ USD 375 $ 383,650
9.25% , 10/01/28 ............ 4,359 4,574,910
National Australia Bank Ltd.
(a)(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 3.35% , 01/12/37 .... 10,000 8,452,648
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 6.34% ,
06/06/39 ............... AUD 4,520 3,055,486
Oceana Australian Fixed Income Trust
(d)
12.00% , 07/31/25 ........... 11,002 7,339,434
12.50% , 07/31/26 ........... 16,502 11,042,610
12.50% , 07/31/27 ........... 27,503 18,484,856
Origin Energy Finance Ltd. , 1.00%
,
09/17/29
(b)
................ EUR 18,101 16,906,026
Westpac Banking Corp.
(a)
(1-day SOFR + 0.81%), 6.18% ,
04/16/29 ............... USD 8,020 8,049,096
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.88%), 5.75% ,
04/03/34
(b)
.............. AUD 3,400 2,259,510
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 2.67% , 11/15/35 ..... USD 10,000 8,263,199
184,787,988
Austria — 0.1%
ams-OSRAM AG
(b)
0.00% , 03/05/25
(h) (n)
.......... EUR 9,600 9,694,052
2.13% , 11/03/27
(n)
........... 6,300 5,313,251
10.50% , 03/30/29 ........... 8,629 9,668,634
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(a) (b) (o)
....... 25,000 25,116,401
49,792,338
Belgium — 0.3%
Anheuser-Busch InBev SA
(b)
9.75% , 07/30/24 ............ GBP 27,461 34,817,556
4.00% , 09/24/25 ............ 3,266 4,071,370
3.95% , 03/22/44 ............ EUR 13,130 13,811,067
Azelis Finance NV , 5.75%
,
03/15/28
(b)
3,242 3,563,160
Elia Transmission Belgium SA , 3.75%
,
01/16/36
(b)
................ 10,700 11,290,745
FLUVIUS System Operator CV , 3.88%
,
03/18/31
(b)
................ 16,100 17,450,927
KBC Group NV
(a)(b)
(GUKG1 + 0.92%), 1.25% , 09/21/27 GBP 3,300 3,815,682
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00%
(o)
.......... EUR 3,400 3,859,704
KBC IFIMA SA , (3-mo. EURIBOR
at 0.00% Floor + 0.35%), 4.13%
,
03/04/26
(a) (b)
............... 8,000 8,574,625
Telenet Finance Luxembourg Notes
SARL , 5.50%
,
03/01/28
(c)
...... USD 3,200 3,030,949
UCB SA , 4.25%
,
03/20/30
(b)
....... EUR 7,900 8,443,889
112,729,674
Brazil — 0.3%
3R Lux SARL
9.75% , 02/05/31
(c)
........... USD 18,602 19,531,170
9.75% , 02/05/31
(b)
........... 4,694 4,928,465
Azul Secured Finance LLP , 11.93%
,
08/28/28
(c)
................ 15,449 14,990,358

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
Banco Votorantim SA , 4.50%
,
09/24/24
(b)
................ USD 2,779 $ 2,763,493
Braskem Netherlands Finance BV
8.50% , 01/12/31
(b)
........... 5,000 5,103,125
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50% , 01/23/81
(a) (c)
.. 2,146 2,150,024
Cosan Luxembourg SA , 7.25%
,
06/27/31
(c)
................ 3,476 3,507,284
CSN Resources SA , 5.88%
,
04/08/32
(c)
1,235 1,030,453
Embraer Netherlands Finance BV
6.95% , 01/17/28
(c)
........... 50 51,390
6.95% , 01/17/28
(b)
........... 1,042 1,070,981
7.00% , 07/28/30
(c)
........... 4,704 4,908,330
Gol Finance SA , (1-mo. CME Term
SOFR + 10.50%), 15.84%
,
01/29/25
(a) (c)
............... 6,724 7,245,557
MC Brazil Downstream Trading SARL
7.25% , 06/30/31
(c)
........... 7,102 6,287,146
7.25% , 06/30/31
(b)
........... 3,219 2,849,835
Petrorio Luxembourg Holding SARL ,
6.13%
,
06/09/26
(c)
........... 5,763 5,636,934
Raizen Fuels Finance SA
(c)
6.45% , 03/05/34 ............ 4,068 4,125,969
6.95% , 03/05/54 ............ 1,699 1,724,485
Samarco Mineracao SA , 9.00%
,
( 9.00%
Cash or 9.00 % PIK), 06/30/31
(b) (p)
. 23,810 22,098,283
St Marys Cement, Inc. , 5.75%
,
04/02/34
(c)
................ 2,278 2,235,288
Suzano Austria GmbH , 5.00%
,
01/15/30 ................. 2,575 2,434,405
Tupy Overseas SA , 4.50%
,
02/16/31
(b)
2,500 2,148,438
Vale Overseas Ltd. , 6.40%
,
06/28/54 8,835 8,744,000
125,565,413
Canada — 0.7%
1011778 BC ULC
(c)
3.88% , 01/15/28 ............ 838 784,867
4.38% , 01/15/28 ............ 1,175 1,108,229
3.50% , 02/15/29 ............ 850 771,714
4.00% , 10/15/30 ............ 650 572,195
Air Canada , 3.88%
,
08/15/26
(c)
..... 1,631 1,551,394
ARI FCP Investments LP , 0.00%
,
01/30/25
(a)
................ 2,892 2,848,439
Bombardier, Inc.
(c)
7.50% , 02/01/29 ............ 3,300 3,419,572
8.75% , 11/15/30 ............ 700 756,548
Brookfield Residential Properties, Inc.
(c)
6.25% , 09/15/27 ............ 4,534 4,462,303
5.00% , 06/15/29 ............ 2,902 2,650,540
4.88% , 02/15/30 ............ 175 156,533
Dye & Durham Ltd. , 8.63%
,
04/15/29
(c)
4,485 4,549,674
Enbridge, Inc.
5.25% , 04/05/27 ............ 8,000 7,999,468
5.30% , 04/05/29 ............ 12,000 12,019,347
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.97%), 7.20% , 06/27/54
(a)
... 5,840 5,875,158
Series 20-A , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.31%), 5.75% ,
07/15/80
(a)
.............. 5,388 5,084,401
Security
Par (000)
Par (000) Value
Canada (continued)
Series NC5 , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.79%), 8.25% ,
01/15/84
(a)
.............. USD 4,991 $ 5,200,183
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.43%), 8.50% , 01/15/84
(a)
... 25,228 27,196,591
Garda World Security Corp.
(c)
9.50% , 11/01/27 ............ 2,793 2,805,923
7.75% , 02/15/28 ............ 1,621 1,650,967
HR Ottawa LP , 11.00%
,
03/31/31
(c)
.. 99,478 108,669,274
Mattamy Group Corp.
(c)
5.25% , 12/15/27 ............ 4,681 4,548,067
4.63% , 03/01/30 ............ 7,171 6,628,650
Methanex Corp.
5.13% , 10/15/27 ............ 500 482,288
5.25% , 12/15/29 ............ 150 144,724
Open Text Corp. , 3.88%
,
02/15/28
(c)
. 400 370,264
Open Text Holdings, Inc.
(c)
4.13% , 02/15/30 ............ 200 180,361
4.13% , 12/01/31 ............ 350 307,634
Parkland Corp.
(c)
5.88% , 07/15/27 ............ 250 246,722
4.50% , 10/01/29 ............ 200 183,061
4.63% , 05/01/30 ............ 400 364,818
Rogers Communications, Inc. , 5.00%
,
02/15/29 ................. 4,200 4,148,232
Toronto-Dominion Bank (The)
(b)
2.88% , 04/05/27 ............ GBP 3,266 3,877,589
3.19% , 02/16/29 ............ EUR 41,620 44,505,901
Transcanada Trust , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.99%), 5.60%
,
03/07/82
(a)
................ USD 1,019 923,789
Videotron Ltd.
(c)
5.13% , 04/15/27 ............ 275 270,761
3.63% , 06/15/29 ............ 200 182,590
267,498,771
Chile — 0.1%
AES Andes SA
(c)
6.30% , 03/15/29 ............ 2,399 2,403,558
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15% , 06/10/55
(a)
... 19,434 19,395,132
Banco de Credito e Inversiones SA , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(a) (c) (o)
................ 3,100 3,259,588
Engie Energia Chile SA , 3.40%
,
01/28/30
(b)
................ 3,975 3,469,430
Kenbourne Invest SA
(e)(f)
6.88% , 11/26/24
(c)
........... 17,203 7,311,275
6.88% , 11/26/24
(b)
........... 11,153 4,740,025
4.70% , 01/22/28
(c)
........... 1,288 540,960
4.70% , 01/22/28
(b)
........... 12,041 5,057,220
46,177,188
China — 0.2%
China City Construction International
Co. Ltd. , 5.35%
,
07/03/17
(b) (d) (e) (f)
.. CNY 2,990 —
China Development Bank Financial
Leasing Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.75%), 2.88%
,
09/28/30
(a) (b)
............... USD 8,084 7,780,850

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
eHi Car Services Ltd. , 12.00%
,
09/26/27
(b)
................ USD 965 $ 885,689
European TopSoho SARL , Series
SMCP , 4.00%
,
10/14/24
(b) (e) (f) (n)
... EUR 13,600 3,391,441
Fantasia Holdings Group Co. Ltd.
(b)(e)(f)
11.88% , 06/01/24 ........... USD 3,142 42,417
7.95% , 07/05/24 ............ 5,938 59,380
9.88% , 10/19/24 ............ 3,695 42,492
6.95% , 12/17/24 ............ 3,180 31,800
11.75% , 04/17/25 ........... 10,550 105,500
Far East Horizon Ltd. , 6.63%
,
04/16/27
(b)
................ 7,185 7,206,124
Fortune Star BVI Ltd.
(b)
5.95% , 10/19/25 ............ 2,561 2,458,560
3.95% , 10/02/26 ............ EUR 800 773,903
Geely Automobile Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.45%),
4.00%
(a) (b) (o)
................ USD 7,800 7,697,625
Haidilao International Holding Ltd. ,
2.15%
,
01/14/26
(b)
........... 5,000 4,725,000
Huarong Finance 2019 Co. Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 6.98%),
4.25%
(a) (b) (o)
................ 800 768,000
Huarong Finance Co. Ltd. , 4.25%
,
11/07/27
(b)
................ 3,000 2,766,563
iQIYI, Inc. , 6.50%
,
03/15/28
(b) (n)
.... 7,200 6,833,451
Meituan , 3.05%
,
10/28/30
(b)
....... 1,500 1,290,469
Nickel Resources International
Holdings Co. Ltd. , Series 1 , 12.00%
,
12/12/18
(b) (d) (e) (f)
............. HKD 8,000 —
Tencent Holdings Ltd. , 3.93%
,
01/19/38
(b)
................ USD 3,000 2,519,062
Tencent Music Entertainment Group ,
2.00%
,
09/03/30 ............ 2,860 2,360,394
Trip.com Group Ltd. , 0.75%
,
06/15/29
(c) (n)
............... 8,496 8,288,703
Zhongsheng Group Holdings Ltd. ,
0.00%
,
05/21/25
(b) (h) (n)
......... HKD 22,000 3,131,367
63,158,790
Colombia — 0.1%
ABRA Global Finance , 11.50%
,
( 11.50%
Cash or 11.50 % PIK), 03/02/28
(c) (p)
USD 8,899 8,482,045
Bancolombia SA
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.94%), 4.63% , 12/18/29 .... 2,182 2,100,175
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.32%), 8.63% , 12/24/34 .... 12,895 13,140,005
Colombia Telecomunicaciones SA ESP ,
4.95%
,
07/17/30
(c)
........... 10,000 7,812,500
Gran Tierra Energy, Inc. , 9.50%
,
10/15/29
(c)
................ 13,939 13,304,776
Oleoducto Central SA , 4.00%
,
07/14/27
(b)
................ 6,049 5,607,423
Promigas SA ESP , 3.75%
,
10/16/29
(c)
1,831 1,657,627
SierraCol Energy Andina LLC , 6.00%
,
06/15/28
(b)
................ 2,969 2,650,760
54,755,311
Security
Par (000)
Par (000) Value
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance , 10.88%
,
01/15/31
(c)
.... USD 1,462 $ 1,550,634
Cyprus — 0.0%
ASG Finance DAC , 9.75%
,
05/15/29
(c)
3,241 3,232,897
Bank of Cyprus PCL , (1-Year EUR
Swap Annual + 2.79%), 2.50%
,
06/24/27
(a) (b)
............... EUR 7,339 7,542,956
10,775,853
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(b)
........... 13,601 15,385,328
Denmark — 0.3%
AP Moller - Maersk A/S , 3.75%
,
03/05/32
(b)
................ 10,825 11,599,642
Danske Bank A/S
(a)(b)
(1-Year EUR Swap Annual +
0.85%), 1.38% , 02/17/27 .... 15,000 15,434,050
(3-mo. EURIBOR + 0.65%), 4.55% ,
04/10/27 ............... 22,680 24,315,621
(GUKG1 + 1.65%), 2.25% , 01/14/28 GBP 23,500 27,425,734
(1-Year EUR Swap Annual +
1.35%), 4.50% , 11/09/28 ..... EUR 10,000 10,930,951
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 8.65%
,
04/22/30
(a)
................ 7,740 8,371,878
98,077,876
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA , 6.75%
,
03/30/29
(c)
........ USD 6,184 6,346,330
Finland — 0.2%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(b)
........... EUR 6,573 6,653,844
4.88% , 02/04/28
(c)
........... USD 4,120 3,846,535
4.88% , 02/04/28
(b)
........... 3,800 3,547,775
Citycon Treasury BV , 1.63%
,
03/12/28
(b)
EUR 5,000 4,576,362
Nordea Bank Abp , (3-mo. EURIBOR +
0.68%), 4.38%
,
09/06/26
(a) (b)
.... 12,000 12,931,079
OP Mortgage Bank , 3.38%
,
02/15/27
(b)
25,030 26,888,038
58,443,633
France — 3.1%
Accor SA , (5-Year EUR Swap Annual +
3.25%), 2.63%
(a) (b) (o)
.......... 3,900 4,105,576
Air Liquide Finance SA , 3.38%
,
05/29/34
(b)
................ 10,000 10,628,536
Alstom SA , (5-Year EURIBOR ICE
Swap Rate + 2.93%), 5.87%
(a) (b) (o)
. 1,000 1,086,050
Altice France SA
2.50% , 01/15/25
(b)
........... 1,048 1,030,014
5.88% , 02/01/27
(b)
........... 8,241 6,656,695
8.13% , 02/01/27
(c)
........... USD 2,550 1,912,337
11.50% , 02/01/27
(b)
.......... EUR 1,455 1,274,244
5.50% , 01/15/28
(c)
........... USD 1,000 684,887
5.13% , 07/15/29
(c)
........... 1,250 822,001
4.25% , 10/15/29
(b)
........... EUR 1,139 808,126
Arkema SA , (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(a) (b) (o)
......... 2,300 2,340,888
Atos SE
(b)
0.00% , 11/06/24
(h) (n)
.......... 12,600 1,754,207
1.75% , 05/07/25
(e) (f)
.......... 2,400 306,892
2.50% , 11/07/28
(e) (f)
.......... 1,800 250,602
1.00% , 11/12/29
(e) (f)
.......... 2,300 339,150

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
AXA SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(o)
.......... EUR 5,050 $ 5,524,408
(3-mo. EURIBOR + 3.60%), 5.50% ,
07/11/43 ............... 9,000 10,171,022
Banijay Entertainment SASU , 7.00%
,
05/01/29
(b)
................ 8,856 9,887,417
Banque Federative du Credit Mutuel
SA
(b)
3.00% , 09/11/25 ............ 11,000 11,652,927
4.88% , 09/25/25 ............ GBP 21,000 26,318,653
(3-mo. EURIBOR + 0.64%), 4.42% ,
03/05/27
(a)
.............. EUR 17,200 18,490,337
3.75% , 02/03/34 ............ 5,200 5,535,827
Banque Stellantis France SACA ,
3.50%
,
07/19/27
(b)
........... 10,000 10,660,932
Bertrand Franchise Finance SAS
(b)
6.50% , 07/18/30 ............ 3,402 3,667,965
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.49% , 07/18/30
(a)
... 10,276 11,053,504
BNP Paribas SA
(5-Year USD Swap Semi + 5.15%),
7.38%
(a) (b) (o)
.............. USD 734 732,169
3.38% , 01/23/26
(b)
........... GBP 13,266 16,268,208
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a) (c) (o)
........ USD 1,754 1,578,555
(3-mo. EURIBOR + 0.70%), 0.25% ,
04/13/27
(a) (b)
............. EUR 27,000 27,150,986
1.88% , 12/14/27
(b)
........... GBP 3,300 3,740,507
(5-Year EUR Swap Annual +
4.65%), 6.88%
(a) (b) (o)
........ EUR 2,400 2,618,473
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(a) (b) (o)
........ 2,600 2,892,382
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.34%), 4.63%
(a) (c) (o)
........ USD 18,441 14,767,068
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.73%), 8.00%
(a) (c) (o)
........ 45,614 45,784,049
(5-Year EUR Swap Annual +
1.20%), 1.13% , 01/15/32
(a) (b)
.. EUR 15,100 14,874,823
(3-mo. EURIBOR + 0.95%), 4.13% ,
09/26/32
(a) (b)
............. 9,000 9,872,381
Series TMO , (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a) (o)
.... 1,983 2,012,469
BPCE SA
4.50% , 03/15/25
(c)
........... USD 8,918 8,798,636
(3-mo. EURIBOR + 0.39%), 4.16% ,
03/06/26
(a) (b)
............. EUR 26,400 28,275,659
(1-day SOFR + 1.52%), 1.65% ,
10/06/26
(a) (c)
............. USD 5,491 5,195,688
(3-mo. EURIBOR + 1.00%), 0.50% ,
09/15/27
(a) (b)
............. EUR 15,000 14,908,909
4.00% , 11/29/32
(b)
........... 10,100 10,983,063
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50% , 11/30/32
(a) (b)
.. GBP 8,000 8,943,841
(3-mo. EURIBOR + 1.45%), 4.13% ,
03/08/33
(a) (b)
............. EUR 32,000 34,277,905
Cie de Saint-Gobain SA , 3.75%
,
11/29/26
(b)
................ 23,100 24,849,924
Clariane SE , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
9.08%), 13.17%
(a) (b) (o)
......... GBP 9,000 10,736,949
Security
Par (000)
Par (000) Value
France (continued)
Credit Agricole Assurances SA , 5.88%
,
10/25/33
(b)
................ EUR 9,000 $ 10,430,911
Credit Agricole SA
2.63% , 03/17/27
(b)
........... 11,500 11,936,594
(GUKG1 + 2.60%), 5.75% ,
11/29/27
(a) (b)
............. GBP 27,500 34,889,773
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.24%), 4.75%
(a) (c) (o)
........ USD 20,514 17,838,786
(1-day SOFR + 1.86%), 6.32% ,
10/03/29
(a) (c)
............. 12,000 12,324,281
(5-Year EUR Swap Annual +
1.90%), 1.63% , 06/05/30
(a) (b)
.. EUR 21,500 22,432,290
3.75% , 01/22/34
(b)
........... 6,700 7,160,034
Danone SA , (5-Year EUR Swap Annual
+ 1.27%), 1.00%
(a) (b) (o)
......... 8,300 8,231,063
Elior Group SA , 3.75%
,
07/15/26
(b)
.. 4,000 4,149,931
Elis SA , 3.75%
,
03/21/30
(b)
....... 4,100 4,316,513
Engie SA
(b)
3.63% , 12/06/26 ............ 13,700 14,699,663
3.75% , 09/06/27 ............ 9,900 10,657,544
(5-Year EURIBOR ICE Swap Rate +
2.37%), 5.13%
(a) (o)
......... 4,700 4,997,466
3.88% , 12/06/33 ............ 3,800 4,066,558
4.25% , 03/06/44 ............ 12,000 12,474,134
Eramet SA , 6.50%
,
11/30/29
(b)
..... 2,900 3,114,358
Eutelsat SA , 1.50%
,
10/13/28
(b)
.... 6,300 5,431,390
Forvia SE
(b)
7.25% , 06/15/26 ............ 314 349,528
2.75% , 02/15/27 ............ 8,652 8,840,946
3.75% , 06/15/28 ............ 5,185 5,344,698
5.50% , 06/15/31 ............ 7,818 8,435,482
Goldstory SAS
(b)
6.75% , 02/01/30 ............ 4,094 4,439,275
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.84% , 02/01/30
(a)
... 1,359 1,462,698
Holding d'Infrastructures des Metiers de
l'Environnement
(b)
0.13% , 09/16/25 ............ 9,300 9,466,873
0.63% , 09/16/28 ............ 17,684 16,081,136
Iliad Holding SASU
5.13% , 10/15/26
(b)
........... 810 867,469
6.50% , 10/15/26
(c)
........... USD 797 793,470
5.63% , 10/15/28
(b)
........... EUR 300 319,951
7.00% , 10/15/28
(c)
........... USD 1,375 1,363,490
6.88% , 04/15/31
(b)
........... EUR 5,570 6,054,073
Iliad SA
(b)
5.38% , 06/14/27 ............ 9,200 10,016,296
5.38% , 02/15/29 ............ 13,600 14,812,815
5.63% , 02/15/30 ............ 7,100 7,781,148
5.38% , 05/02/31 ............ 900 970,457
Kering SA , 5.13%
,
11/23/26
(b)
...... GBP 18,900 23,915,382
La Banque Postale SA , 4.00%
,
05/03/28
(b)
................ EUR 9,700 10,501,509
La Financiere Atalian SASU , 8.50%
,
( 8.50 % Cash or 5.00 % PIK),
06/30/28
(b) (p)
............... 9,662 6,078,877
Lion/Polaris Lux 4 SA
(a)(b)
(3-mo. EURIBOR at 4.00% Floor +
4.00%), 7.84% , 07/01/26 .... 1,331 1,425,862
(3-mo. EURIBOR + 3.63%), 7.34% ,
07/01/29 ............... 7,248 7,762,246
Loxam SAS
(b)
3.75% , 07/15/26 ............ 6,681 7,064,599
4.50% , 02/15/27 ............ 921 980,441

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
4.50% , 04/15/27 ............ EUR 500 $ 515,395
5.75% , 07/15/27 ............ 828 880,725
6.38% , 05/15/28 ............ 2,073 2,281,509
6.38% , 05/31/29 ............ 6,298 6,948,706
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 9.11% , 07/15/29
(a) (b)
.. 5,718 6,108,383
Paprec Holding SA
(b)
6.50% , 11/17/27 ............ 3,951 4,416,529
7.25% , 11/17/29 ............ 4,589 5,160,417
Picard Bondco SA , 5.38%
,
07/01/27
(b)
1,670 1,742,657
Picard Groupe SAS
(b)
3.88% , 07/01/26 ............ 9,451 10,084,099
6.38% , 07/01/29 ............ 7,083 7,576,512
RCI Banque SA
(b)
4.13% , 12/01/25 ............ 8,108 8,705,405
(5-Year EUR Swap Annual +
2.85%), 2.63% , 02/18/30
(a)
... 27,500 28,936,260
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50% , 10/09/34
(a)
... 5,300 5,662,203
Sabena Technics SAS , (Acquired
10/28/22 , cost $ 16,982,711 ) , (3-
mo. EURIBOR + 5.00%), 8.90%
,
09/30/29
(a) (d) (k)
.............. 15,039 16,105,517
Societe Generale SA
1.88% , 10/03/24
(b)
........... GBP 3,300 4,131,258
(5-Year USD Swap Rate + 5.87%),
8.00%
(a) (c) (o)
.............. USD 1,068 1,066,766
(3-mo. EURIBOR + 0.50%), 4.39% ,
01/19/26
(a) (b)
............. EUR 16,200 17,397,205
(3-mo. EURIBOR + 1.50%), 1.13% ,
04/21/26
(a) (b)
............. 17,500 18,316,228
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(a) (c) (o)
........ USD 3,240 3,275,980
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.51%), 5.38%
(a) (c) (o)
........ 44,446 35,808,191
(5-Year EUR Swap Annual +
1.60%), 1.13% , 06/30/31
(a) (b)
.. EUR 9,000 9,000,247
5.63% , 06/02/33
(b)
........... 12,500 13,937,422
Teleperformance SE
(b)
5.25% , 11/22/28 ............ 7,800 8,549,222
5.75% , 11/22/31 ............ 2,900 3,190,648
Tereos Finance Groupe I SA , 5.88%
,
04/30/30
(b)
................ 3,454 3,699,061
TotalEnergies Capital Canada Ltd. ,
2.13%
,
09/18/29
(b)
........... 7,800 7,850,468
TotalEnergies Capital International SA ,
1.66%
,
07/22/26
(b)
........... GBP 3,300 3,920,582
TotalEnergies SE
(a)(b)(o)
(5-Year EUR Swap Annual +
2.15%), 2.63% ........... EUR 44,470 46,921,818
(5-Year EUR Swap Annual +
3.35%), 3.37% ........... 12,400 12,980,985
Series NC7 , (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 31,000 30,087,002
Veolia Environnement SA
(a)(b)(o)
(5-Year EUR Swap Annual +
2.71%), 2.25% ........... 6,400 6,563,639
(5-Year EUR Swap Annual +
2.08%), 2.00% ........... 22,200 21,575,894
Worldline SA
(b)(h)(n)
0.00% , 07/30/25 ............ 5,617 6,765,475
Security
Par (000)
Par (000) Value
France (continued)
0.00% , 07/30/26 ............ EUR 14,093 $ 13,935,432
1,154,603,691
Germany — 3.1%
ADLER Group SA , 21.00%
,
( 21.00%
Cash or 21.00 % PIK), 07/31/25
(b) (h) (p)
4,300 4,670,124
Agps Bondco plc
(b)(e)(f)
6.00% , 08/05/25 ............ 11,000 3,831,591
5.50% , 11/13/26 ............ 8,700 3,037,429
5.00% , 04/27/27 ............ 2,800 968,567
5.00% , 01/14/29 ............ 14,200 4,942,434
Allianz SE
(a)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.97%), 3.50%
(c)
.......... USD 2,000 1,862,786
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.17%), 3.20%
(c)
.......... 2,000 1,634,596
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.17%), 3.20%
(b)
.......... 18,800 15,365,200
Aroundtown Finance SARL
(a)(b)(o)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 4,476 4,207,411
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 6,250 4,437,500
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 17,712 14,188,563
Aroundtown SA
(b)
0.00% , 07/16/26 ............ 4,200 4,053,814
2.00% , 11/02/26 ............ 2,000 1,973,294
0.38% , 04/15/27 ............ 7,700 7,148,326
1.45% , 07/09/28 ............ 3,900 3,555,420
Bayer AG
(a)(b)
(5-Year EUR Swap Annual +
2.55%), 3.75% , 07/01/74 .... 5,200 5,568,940
(5-Year EURIBOR ICE Swap Rate +
2.65%), 2.38% , 11/12/79 ..... 64,600 67,509,132
(5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82 .... 15,000 15,451,078
Series NC5 , (5-Year EUR Swap
Annual + 3.43%), 6.63% ,
09/25/83 ............... 12,100 13,094,974
(5-Year EUR Swap Annual +
3.90%), 7.00% , 09/25/83 .... 11,400 12,571,776
Bayer US Finance II LLC , 4.25%
,
12/15/25
(c)
................ USD 11,065 10,824,649
Bertelsmann SE & Co. KGaA , (5-Year
EUR Swap Annual + 3.21%), 3.50%
,
04/23/75
(a) (b)
............... EUR 7,900 8,217,265
BMW International Investment BV ,
(3-mo. EURIBOR + 0.16%), 3.94%
,
06/05/26
(a) (b)
............... 43,700 46,783,105
BRANICKS Group AG , 2.25%
,
09/22/26
(b)
................ 4,200 1,810,441
Cheplapharm Arzneimittel GmbH
(b)
3.50% , 02/11/27 ............ 5,297 5,427,756
4.38% , 01/15/28 ............ 10,392 10,551,367
7.50% , 05/15/30 ............ 1,328 1,487,485
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(o)
.......... 16,200 17,186,739
(5-Year EUR Swap Annual +
6.36%), 6.13%
(o)
.......... 6,600 7,002,005

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
(3-mo. EURIBOR + 0.70%), 4.44% ,
03/12/27 ............... EUR 17,200 $ 18,489,048
(5-Year EUR Swap Annual +
4.39%), 4.25%
(o)
.......... 5,400 5,120,777
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... 3,800 3,991,816
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... 3,000 3,151,433
(5-Year EUR Swap Annual +
4.35%), 4.00% , 12/05/30 .... 2,800 2,970,892
(3-mo. EURIBOR + 2.10%), 4.63% ,
01/17/31 ............... 1,600 1,746,450
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(o)
.......... 1,800 1,921,117
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63% , 02/28/33 .......... GBP 8,800 11,788,210
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75% , 10/05/33 .... EUR 3,800 4,377,533
Daimler Truck Finance Canada, Inc. ,
(3-mo. EURIBOR + 0.50%), 4.21%
,
03/18/25
(a) (b)
............... 16,600 17,813,681
Daimler Truck Finance North America
LLC , 5.13%
,
09/25/29
(c)
....... USD 5,852 5,809,124
DEMIRE Deutsche Mittelstand Real
Estate AG , 1.88%
,
10/15/24
(b)
... EUR 14,900 13,160,344
Deutsche Bahn Finance GmbH
(a)(b)(o)
(5-Year EUR Swap Annual +
1.26%), 0.95% ........... 7,500 7,821,804
(5-Year EUR Swap Annual +
1.26%), 0.95% ........... 32,400 33,790,192
Deutsche Bank AG
4.50% , 04/01/25 ............ USD 139 137,307
(USISOA05 at 0.00% Floor +
4.36%), 4.79%
(a) (b) (o)
........ 3,000 2,846,250
(1-day SOFR + 2.58%), 3.96% ,
11/26/25
(a)
.............. 8,336 8,264,795
(1-day SOFR + 3.19%), 6.12% ,
07/14/26
(a)
.............. 1,694 1,695,490
(1-day SOFR + 1.87%), 2.13% ,
11/24/26
(a)
.............. 12,298 11,670,843
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(a) (b) (o)
........ EUR 1,200 1,146,988
(1-day SOFR + 1.59%), 5.71% ,
02/08/28
(a)
.............. USD 15,503 15,482,499
5.41% , 05/10/29 ............ 15,608 15,584,697
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(a) (b) (o)
........ EUR 5,600 6,037,502
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00% , 06/24/32
(a) (b)
.. 9,100 9,504,109
Deutsche Lufthansa AG
(b)
2.00% , 07/14/24 ............ 5,300 5,672,005
3.50% , 07/14/29 ............ 1,900 1,996,787
E.ON SE , 4.13%
,
03/25/44
(b)
...... 7,930 8,390,909
EnBW Energie Baden-Wuerttemberg
AG
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
1.73%), 1.63% , 08/05/79 .... 14,800 14,443,367
(5-Year EUR Swap Annual +
1.42%), 1.13% , 11/05/79 ..... 17,100 18,112,349
(5-Year EUR Swap Annual +
2.18%), 2.13% , 08/31/81 .... 17,400 15,095,647
(5-Year EURIBOR ICE Swap Rate +
2.66%), 5.25% , 01/23/84 .... 2,300 2,528,767
Security
Par (000)
Par (000) Value
Germany (continued)
EnBW International Finance BV , 4.30%
,
05/23/34
(b)
................ EUR 29,730 $ 32,901,631
Envalior , (6-mo. EURIBOR at
0.00% Floor + 9.50%), 13.63%
,
03/31/31
(a) (d)
............... 21,540 22,722,007
Eurogrid GmbH
(b)
3.60% , 02/01/29 ............ 4,600 4,904,255
3.72% , 04/27/30 ............ 15,400 16,444,010
3.92% , 02/01/34 ............ 4,400 4,695,593
Fraport AG Frankfurt Airport Services
Worldwide , 4.25%
,
06/11/32
(b)
... 40,570 43,789,512
Gruenenthal GmbH
(b)
3.63% , 11/15/26 ............ 7,590 7,955,658
4.13% , 05/15/28 ............ 3,348 3,495,902
6.75% , 05/15/30 ............ 2,833 3,185,853
HT Troplast GmbH , 9.38%
,
07/15/28
(b)
7,103 7,450,255
IHO Verwaltungs GmbH
(p)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26
(b)
.............. 12,210 12,879,501
3.88% , ( 3.88 % Cash or 4.63 % PIK),
05/15/27
(a) (b)
............. 2,941 3,090,828
6.00% , ( 6.00 % Cash or 6.75 % PIK),
05/15/27
(c)
.............. USD 400 393,609
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a) (b)
............. EUR 2,618 2,999,852
Mahle GmbH , 6.50%
,
05/02/31
(b)
... 8,742 9,528,425
Mercedes-Benz International Finance
BV , (3-mo. EURIBOR + 0.19%),
4.07%
,
04/09/26
(a) (b)
.......... 29,200 31,261,108
PCF GmbH
(b)
4.75% , 04/15/26 ............ 1,566 1,417,994
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.66% , 04/15/26
(a)
... 5,069 4,788,337
Phoenix PIB Dutch Finance BV , 2.38%
,
08/05/25
(b)
................ 3,000 3,131,836
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.46%
,
07/01/29
(a) (b)
.......... 6,078 6,558,053
ProGroup AG
(b)
5.13% , 04/15/29 ............ 6,087 6,535,985
5.38% , 04/15/31 ............ 5,287 5,621,345
Sartorius Finance BV
(b)
4.25% , 09/14/26 ............ 4,500 4,878,504
4.38% , 09/14/29 ............ 10,000 10,963,208
4.88% , 09/14/35 ............ 10,000 11,132,000
Schaeffler AG
(b)
4.50% , 08/14/26 ............ 11,900 12,827,143
4.75% , 08/14/29 ............ 2,800 3,018,151
Siemens Financieringsmaatschappij
NV , 3.63%
,
02/22/44
(b)
........ 10,000 10,363,787
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26
(b)
....... 7,115 7,612,562
Tele Columbus AG , 10.00%
,
01/01/29
(a) (b)
............... 18,775 14,348,876
TK Elevator Holdco GmbH , 6.63%
,
07/15/28
(b)
................ 4,151 4,279,712
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
........... 6,229 6,429,793
Traton Finance Luxembourg SA , (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
4.90%
,
01/21/26
(a) (b)
.......... 10,000 10,771,615
TUI AG , 5.88%
,
03/15/29
(b)
....... 2,000 2,174,029
TUI Cruises GmbH , 6.50%
,
05/15/26
(b)
993 1,077,614

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Volkswagen Financial Services AG ,
(3-mo. EURIBOR + 0.78%), 4.53%
,
06/10/27
(a) (b)
............... EUR 16,790 $ 18,010,200
Volkswagen Financial Services
Australia Pty. Ltd. , 5.55%
,
06/14/28
(b)
AUD 4,270 2,827,795
Volkswagen Financial Services NV
(b)
1.88% , 12/03/24 ............ GBP 1,800 2,242,046
4.25% , 10/09/25 ............ 1,400 1,738,807
5.50% , 12/07/26 ............ 26,400 33,357,623
6.50% , 09/18/27 ............ 17,000 22,172,569
Volkswagen International Finance
NV
(a)(b)
(3-mo. EURIBOR + 0.65%), 4.35% ,
03/27/26 ............... EUR 32,700 35,150,295
(5-Year EUR Swap Annual +
2.92%), 3.75%
(o)
.......... 1,700 1,729,803
Series PNC5 , (5-Year EUR Swap
Annual + 4.29%), 7.50%
(o)
.... 3,400 3,933,157
(9-Year EUR Swap Annual +
3.96%), 3.88%
(o)
.......... 5,600 5,582,029
Wintershall Dea Finance 2 BV
(a)(b)(o)
Series NC5 , (5-Year EUR Swap
Annual + 2.92%), 2.50% ..... 53,300 53,321,097
Series NC8 , (5-Year EUR Swap
Annual + 3.32%), 3.00% ..... 6,200 5,884,934
Wintershall Dea Finance BV
(b)
1.33% , 09/25/28 ............ 23,600 22,641,735
1.82% , 09/25/31 ............ 11,400 10,275,934
ZF Europe Finance BV
(b)
2.00% , 02/23/26 ............ 1,300 1,337,047
2.50% , 10/23/27 ............ 1,900 1,907,558
4.75% , 01/31/29 ............ 800 858,902
ZF Finance GmbH
(b)
3.00% , 09/21/25 ............ 7,900 8,324,799
5.75% , 08/03/26 ............ 5,100 5,598,391
2.00% , 05/06/27 ............ 1,800 1,798,746
2.75% , 05/25/27 ............ 3,100 3,154,645
2.25% , 05/03/28 ............ 1,900 1,868,582
3.75% , 09/21/28 ............ 10,700 11,087,315
1,160,359,051
Ghana — 0.0%
Kosmos Energy Ltd. , 7.50%
,
03/01/28
(b)
USD 3,039 2,899,396
Greece — 0.1%
Danaos Corp. , 8.50%
,
03/01/28
(c)
... 4,300 4,415,898
Eurobank SA , (5-Year EURIBOR
ICE Swap Rate + 2.17%), 4.88%
,
04/30/31
(a) (b)
............... EUR 3,750 4,029,396
National Bank of Greece SA
(5-Year EURIBOR ICE Swap Rate +
3.15%), 5.88% , 06/28/35
(a) (b)
.. 9,500 10,265,652
18,710,946
Guatemala — 0.0%
Millicom International Cellular SA
(c)
6.63% , 10/15/26 ............ USD 4,708 4,666,565
7.38% , 04/02/32 ............ 2,450 2,442,650
7,109,215
Hong Kong — 0.4%
AIA Group Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.76%), 2.70%
(a) (o)
......... 10,000 9,393,750
5.38% , 04/05/34 ............ 8,000 7,857,120
Security
Par (000)
Par (000) Value
Hong Kong (continued)
Bank of East Asia Ltd. (The) , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%),
6.75%
,
06/27/34
(a) (b)
.......... USD 4,490 $ 4,458,436
Cheung Kong Infrastructure Finance
BVI Ltd. , 1.00%
,
12/12/24
(b)
..... EUR 10,000 10,542,539
FWD Group Holdings Ltd.
(b)
8.40% , 04/05/29 ............ USD 80,902 82,671,731
7.64% , 07/02/31 ............ 5,000 5,077,750
Gold Pole Capital Co. Ltd. , 1.00%
,
06/25/29
(b) (n)
............... 12,800 13,132,800
HKT Capital No. 4 Ltd. , 3.00%
,
07/14/26
(b)
................ 225 214,313
Link CB Ltd. , 4.50%
,
12/12/27
(b) (n)
... HKD 40,000 5,090,792
LS Finance 2017 Ltd. , 4.80%
,
06/18/26
(b)
................ USD 949 863,590
Melco Resorts Finance Ltd.
4.88% , 06/06/25
(c)
........... 625 612,500
4.88% , 06/06/25
(b)
........... 5,800 5,684,000
5.25% , 04/26/26
(b)
........... 2,900 2,802,125
5.63% , 07/17/27
(b)
........... 4,200 3,991,313
5.75% , 07/21/28
(c)
........... 200 187,000
5.75% , 07/21/28
(b)
........... 3,000 2,805,000
5.38% , 12/04/29
(c)
........... 3,042 2,731,701
5.38% , 12/04/29
(b)
........... 1,500 1,346,992
7.63% , 04/17/32
(c)
........... 6,413 6,364,902
7.63% , 04/17/32
(b)
........... 1,560 1,548,300
REXLot Holdings Ltd.
(b)(d)(e)(f)(n)
6.00% , 04/28/17 ............ HKD 1,103 —
4.50% , 04/17/19 ............ 15,091 —
167,376,654
India — 0.8%
ABJA Investment Co. Pte. Ltd. , 5.95%
,
07/31/24
(b)
................ USD 10,400 10,373,272
Adani Green Energy Ltd. , 4.38%
,
09/08/24
(b)
................ 9,000 8,932,950
Adani Green Energy UP Ltd. , 6.70%
,
03/12/42
(c)
................ 1,841 1,720,184
Adani Ports & Special Economic Zone
Ltd. , 4.20%
,
08/04/27
(b)
........ 10,000 9,262,500
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(a) (b) (o)
... 9,000 8,415,000
Azure Power Energy Ltd. , 3.58%
,
08/19/26
(b)
................ 3,537 3,183,225
Azure Power Solar Energy Pvt Ltd. ,
5.65%
,
12/24/24
(b)
........... 4,000 3,940,000
CA Magnum Holdings , 5.38%
,
10/31/26
(b)
................ 12,657 12,107,212
Continuum Energy Aura Pte. Ltd. ,
9.50%
,
02/24/27
(b)
........... 10,000 10,281,250
Continuum Energy Levanter Pte. Ltd. ,
4.50%
,
02/09/27
(c)
........... 4,484 4,474,138
Continuum Green Energy India Pvt ,
7.50%
,
06/26/33
(c)
........... 2,898 2,873,729
Delhi International Airport Ltd. , 6.13%
,
10/31/26
(b)
................ 15,000 14,948,437
Diamond II Ltd.
7.95% , 07/28/26
(c)
........... 1,933 1,959,579
7.95% , 07/28/26
(b)
........... 14,000 14,192,500
GMR Hyderabad International Airport
Ltd.
(b)
4.75% , 02/02/26 ............ 1,090 1,063,142

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
4.25% , 10/27/27 ............ USD 15,000 $ 14,048,438
Greenko Dutch BV , 3.85%
,
03/29/26
(b)
1,784 1,683,830
Greenko Solar Mauritius Ltd.
(b)
5.55% , 01/29/25 ............ 200 197,875
5.95% , 07/29/26 ............ 6,000 5,855,625
Greenko Wind Projects Mauritius Ltd. ,
5.50%
,
04/06/25
(b)
........... 10,000 9,862,500
HDFC Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(a) (b) (o)
... 10,000 9,262,500
HPCL-Mittal Energy Ltd. , 5.45%
,
10/22/26
(b)
................ 5,000 4,896,875
India Airport Infra , 6.25%
,
10/25/25
(b)
. 13,057 13,012,117
India Green Power Holdings , 4.00%
,
02/22/27
(b)
................ 12,346 11,489,210
India Vehicle Finance , 5.85%
,
03/25/29
(b)
................ 1,700 1,661,750
Indiabulls Housing Finance Ltd. , 9.70%
,
07/03/27
(b)
................ 675 660,656
JSW Hydro Energy Ltd. , 4.13%
,
05/18/31
(b)
................ 3,909 3,449,410
Manappuram Finance Ltd. , 7.38%
,
05/12/28
(b)
................ 5,000 4,943,750
Muthoot Finance Ltd.
7.13% , 02/14/28
(b)
........... 8,415 8,501,779
7.13% , 02/14/28
(c)
........... 3,529 3,565,393
Network i2i Ltd.
(a)(b)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.27%), 5.65% ........... 2,162 2,139,299
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.39%), 3.98% ........... 10,000 9,510,000
Oil India International Pte. Ltd. , 4.00%
,
04/21/27
(b)
................ 15,000 14,411,700
ONGC Videsh Ltd. , 4.63%
,
07/15/24
(b)
10,000 9,996,000
Periama Holdings LLC , 5.95%
,
04/19/26
(b)
................ 11,500 11,356,250
REC Ltd.
(b)
3.88% , 07/07/27 ............ 1,000 950,061
5.63% , 04/11/28 ............ 8,000 8,027,500
ReNew Pvt Ltd. , 5.88%
,
03/05/27
(b)
.. 12,000 11,622,360
ReNew Wind Energy AP2 , 4.50%
,
07/14/28
(b)
................ 9,000 8,192,813
Shriram Finance Ltd. , 6.63%
,
04/22/27
(b)
................ 9,155 9,149,278
TML Holdings Pte. Ltd. , 4.35%
,
06/09/26
(b)
................ 5,799 5,586,974
Vedanta Resources Finance II plc ,
13.88%
,
12/09/28
(b) (g)
......... 1,612 1,547,482
Videocon Industries Ltd. , 2.84%
,
12/31/20
(b) (d) (e) (f) (g) (n)
........... 735 —
293,308,543
Indonesia — 0.3%
Cikarang Listrindo Tbk. PT , 4.95%
,
09/14/26
(b)
................ 10,000 9,728,125
Freeport Indonesia PT
(b)
4.76% , 04/14/27 ............ 2,962 2,899,383
5.32% , 04/14/32 ............ 10,000 9,677,500
Indofood CBP Sukses Makmur Tbk. PT ,
3.40%
,
06/09/31
(b)
........... 10,000 8,715,625
Krakatau Posco PT , 6.38%
,
06/11/27
(b)
10,000 10,052,700
Security
Par (000)
Par (000) Value
Indonesia (continued)
LLPL Capital Pte. Ltd. , 6.88%
,
02/04/39
(b)
................ USD 7,742 $ 7,751,445
Medco Laurel Tree Pte. Ltd. , 6.95%
,
11/12/28
(b)
................ 200 195,372
Medco Maple Tree Pte. Ltd.
8.96% , 04/27/29
(c)
........... 6,774 7,087,298
8.96% , 04/27/29
(b)
........... 10,000 10,462,500
Minejesa Capital BV
(b)
4.63% , 08/10/30 ............ 9,298 8,908,646
5.63% , 08/10/37 ............ 5,000 4,542,188
Pakuwon Jati Tbk. PT , 4.88%
,
04/29/28
(b)
................ 375 353,906
Pertamina Geothermal Energy PT ,
5.15%
,
04/27/28
(b)
........... 850 842,031
PT Tower Bersama Infrastructure Tbk. ,
4.25%
,
01/21/25
(b)
........... 10,000 9,896,883
Star Energy Geothermal Darajat II ,
3.25%
,
04/14/29
(b)
........... 1,240 1,155,458
Star Energy Geothermal Wayang
Windu Ltd. , 6.75%
,
04/24/33
(b)
... 7,830 7,859,363
100,128,423
Ireland — 0.1%
AerCap Ireland Capital DAC , 6.45%
,
04/15/27 ................. 4,100 4,193,571
AIB Group plc
(a)(b)
(1-Year EUR Swap Annual +
2.00%), 3.63% , 07/04/26 .... EUR 19,550 20,883,348
(5-Year EUR Swap Annual +
1.90%), 4.63% , 05/20/35 .... 6,950 7,387,279
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual +
7.92%), 7.50%
(b) (o)
......... 8,629 9,391,398
(1-Year EURIBOR ICE Swap Rate +
1.10%), 1.88% , 06/05/26
(b)
... 7,000 7,360,121
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.65%), 6.25% , 09/16/26
(c)
... USD 2,594 2,606,589
Fidelity Grand Harbour CLO DAC ,
Series 2023-2X , Class D , (3-mo.
EURIBOR at 4.10% Floor + 4.10%),
8.02%
,
04/15/38
(a) (b)
.......... EUR 781 858,898
52,681,204
Israel — 0.1%
Energean Israel Finance Ltd.
8.50% , 09/30/33
(b) (c)
.......... USD 3,150 2,980,403
Leviathan Bond Ltd. , 6.75%
,
06/30/30
(b) (c)
............... 1,188 1,058,883
Teva Pharmaceutical Finance
Netherlands II BV
1.88% , 03/31/27
(b)
........... EUR 2,710 2,710,724
3.75% , 05/09/27 ............ 4,876 5,084,928
7.38% , 09/15/29 ............ 11,486 13,610,981
4.38% , 05/09/30 ............ 4,764 4,925,630
30,371,549
Italy — 1.7%
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(a) (b) (o)
..... 8,075 8,572,252
ASTM SpA
(b)
1.50% , 01/25/30 ............ 2,600 2,441,741
2.38% , 11/25/33 ............ 2,075 1,878,257
Azzurra Aeroporti SpA , 2.63%
,
05/30/27
(b)
................ 14,163 14,337,212

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate
at 0.00% Floor + 5.01%), 7.71% ,
01/18/28
(a)
.............. EUR 3,000 $ 3,387,012
3.50% , 04/23/29 ............ 34,600 37,074,880
Banco BPM SpA
(b)
3.88% , 09/18/26 ............ 49,840 53,725,068
(3-mo. EURIBOR + 2.80%), 6.00% ,
06/14/28
(a)
.............. 7,150 8,034,437
(3-mo. EURIBOR + 2.35%), 4.88% ,
01/17/30
(a)
.............. 4,750 5,200,478
(5-Year EUR Swap Annual +
3.80%), 3.25% , 01/14/31
(a)
... 10,700 11,122,552
(5-Year EUR Swap Annual +
3.17%), 2.88% , 06/29/31
(a)
... 3,685 3,778,727
(5-Year EUR Swap Annual +
3.40%), 3.38% , 01/19/32
(a)
... 6,650 6,837,657
Cedacri Mergeco SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 8.45% , 05/15/28 .... 1,281 1,366,914
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 9.33% , 05/15/28 .... 4,182 4,484,311
Davide Campari-Milano NV , 2.38%
,
01/17/29
(b) (n)
............... 3,100 3,322,802
doValue SpA , 3.38%
,
07/31/26
(b)
... 5,415 5,484,321
Enel SpA , (5-Year EUR Swap Annual +
3.56%), 3.50%
(a) (b) (o)
.......... 9,094 9,636,864
Engineering - Ingegneria Informatica
- SpA
11.13% , 05/15/28
(b)
.......... 14,830 16,374,854
Eni SpA
(a)(b)(o)
Series NC5. , (5-Year EUR Swap
Annual + 3.17%), 2.63% ..... 43,100 44,842,213
Series NC9 , (5-Year EUR Swap
Annual + 2.77%), 2.75% ..... 26,000 24,712,171
Fiber Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.91% , 01/15/30
(a)
... 6,326 6,842,631
6.13% , 06/15/31 ............ 3,674 3,895,324
Fiber Midco SpA , 10.00%
,
06/15/29
(b)
2,476 2,647,032
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27
(b)
........... 8,203 8,598,506
Iccrea Banca SpA , 4.00%
,
11/08/27
(b)
33,040 35,824,863
IMA Industria Macchine Automatiche
SpA
(b)
3.75% , 01/15/28 ............ 7,872 8,014,261
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.65% , 04/15/29
(a)
... 11,317 12,209,629
Infrastrutture Wireless Italiane SpA
(b)
1.63% , 10/21/28 ............ 13,405 13,242,656
1.75% , 04/19/31 ............ 6,226 5,917,074
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual +
6.07%), 5.88%
(a) (b) (o)
........ 5,555 5,934,254
1.63% , 04/21/25
(b)
........... 6,800 7,159,721
5.71% , 01/15/26
(c)
........... USD 525 520,009
0.63% , 02/24/26
(b)
........... EUR 7,000 7,109,823
Series */* , (5-Year EUR Swap
Annual + 7.19%), 7.75%
(a) (b) (o)
. 1,100 1,209,405
(3-mo. EURIBOR + 0.60%), 4.52% ,
04/16/27
(a) (b)
............. 13,240 14,180,938
(5-Year EUR Swap Annual +
5.85%), 5.50%
(a) (b) (o)
........ 2,000 2,046,714
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a) (b) (o)
........ 1,775 2,098,158
Security
Par (000)
Par (000) Value
Italy (continued)
5.15% , 06/10/30
(b)
........... GBP 15,009 $ 17,505,306
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.60%), 4.20% , 06/01/32
(a) (c)
.. USD 225 190,362
8.51% , 09/20/32
(b)
........... GBP 821 1,122,171
Intesa Sanpaolo Vita SpA , (6-mo.
EURIBOR + 4.82%), 4.75%
(a) (b) (o)
. EUR 8,000 8,528,532
Lottomatica SpA
(b)
5.38% , 06/01/30 ............ 3,229 3,495,099
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.79% , 12/15/30
(a)
... 6,167 6,687,238
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 7.05% , 06/01/31
(a)
... 4,808 5,220,237
Nexi SpA , 0.00%
,
02/24/28
(b) (h) (n)
.... 22,900 20,906,241
Optics Bidco SpA
2.88% , 01/28/26 ............ 910 952,247
6.88% , 02/15/28 ............ 6,076 6,928,446
7.88% , 07/31/28 ............ 7,871 9,299,299
1.63% , 01/18/29 ............ 3,983 3,728,129
6.00% , 09/30/34
(c)
........... USD 3,466 3,280,170
7.20% , 07/18/36
(c)
........... 7,101 7,318,291
Pachelbel Bidco SpA
(b)
7.13% , 05/17/31 ............ EUR 1,893 2,093,196
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.07% , 05/17/31
(a)
... 9,409 10,216,572
Rekeep SpA , 7.25%
,
02/01/26
(b)
.... 9,237 9,100,976
Rossini SARL
(b)
6.75% , 10/30/25 ............ 16,810 18,026,523
(3-mo. EURIBOR at 3.88% Floor +
3.88%), 7.74% , 10/30/25
(a)
... 1,558 1,671,600
Salini SpA , 4.00%
,
05/30/28
(b) (n)
.... 2,800 2,933,869
Snam SpA
(b)
(3-mo. EURIBOR + 0.40%), 4.31% ,
04/15/26
(a)
.............. 19,240 20,640,066
3.38% , 02/19/28 ............ 4,140 4,393,430
Taurus Law 130 Securities SRL ,
(Acquired 07/14/23 , cost
$ 22,430,009 ) , (3-mo. EURIBOR +
3.25%), 7.07%
,
08/22/27
(a) (d) (k)
... 20,682 21,710,539
Telecom Italia SpA
(b)
2.75% , 04/15/25 ............ 1,975 2,085,514
3.00% , 09/30/25 ............ 600 632,091
2.88% , 01/28/26 ............ 190 198,394
6.88% , 02/15/28 ............ 3,453 3,902,304
7.88% , 07/31/28 ............ 3,829 4,469,728
1.63% , 01/18/29 ............ 1,962 1,822,794
UniCredit SpA
(a)
(3-mo. EURIBOR + 2.55%), 2.20% ,
07/22/27
(b)
.............. 13,650 14,138,221
(3-mo. EURIBOR + 1.60%), 4.45% ,
02/16/29
(b)
.............. 5,275 5,732,870
(5-Year EUR Swap Annual +
2.40%), 2.00% , 09/23/29
(b)
... 200 212,643
(5-Year EUR Swap Annual +
2.80%), 2.73% , 01/15/32
(b)
... 800 816,045
(5-Year USD Swap Rate + 3.70%),
5.86% , 06/19/32
(c)
......... USD 375 366,039
(5-Year USD Swap Rate + 4.91%),
7.30% , 04/02/34
(c)
......... 9,675 9,872,167
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 5.46% , 06/30/35
(c)
... 200 187,355
UnipolSai Assicurazioni SpA , 4.90%
,
05/23/34
(b)
................ EUR 3,500 3,690,788
638,141,213

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jamaica — 0.0%
Digicel Group Holdings Ltd.
(c)(h)
Series 2B14 , 0.00% , 12/31/30 ... USD 2,886 $ 581,530
Series 2A14 , 0.00% , 12/31/30 ... 1,281 321,611
Digicel Intermediate Holdings Ltd. ,
10.50%
,
( 10.50 % Cash or 10.50%
PIK), 05/25/27
(p)
............. 4,866 4,789,914
Digicel Midco Ltd. , 10.50%
,
( 10.50%
Cash or 10.50 % PIK), 11/25/28
(p)
. 3,277 2,566,321
8,259,376
Japan — 0.8%
Daiwa House Industry Co. Ltd. , 0.00%
,
03/30/29
(b) (h) (n)
.............. JPY 10,000 60,989
East Japan Railway Co. , 4.11%
,
02/22/43
(b)
................ EUR 18,567 19,888,643
Ibiden Co. Ltd. , 0.00%
,
03/14/31
(b) (h) (n)
JPY 1,010,000 6,740,552
JFE Holdings, Inc. , 0.00%
,
09/28/28
(b) (h)
2,170,000 14,087,669
Kansai Paint Co. Ltd.
(b)(h)(n)
0.00% , 03/08/29 ............ 10,000 67,360
0.00% , 03/07/31 ............ 10,000 66,660
Koei Tecmo Holdings Co. Ltd. , 0.00%
,
12/20/24
(b) (h) (n)
.............. 700,000 4,313,817
Mitsubishi UFJ Financial Group, Inc. ,
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
0.45%), 0.96%
,
10/11/25
(a)
..... USD 1,931 1,904,092
Mizuho Financial Group, Inc. , (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%),
3.26%
,
05/22/30
(a)
........... 15,000 13,650,341
Nagoya Railroad Co. Ltd. , 0.00%
,
06/16/34
(b) (h) (n)
.............. JPY 20,000 126,950
Nissan Motor Co. Ltd.
(b)
2.65% , 03/17/26 ............ EUR 3,940 4,128,063
4.81% , 09/17/30 ............ USD 10,000 9,289,487
Nomura Holdings, Inc. , (1-day SOFR +
1.25%), 6.59%
,
07/02/27
(a)
..... 10,000 10,050,000
NTT Finance Corp. , 5.14%
,
07/02/31
(b)
10,000 9,937,028
Rakuten Group, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a) (c) (o)
........ 2,500 2,209,725
9.75% , 04/15/29
(c)
........... 21,756 22,424,997
9.75% , 04/15/29
(b)
........... 4,300 4,432,225
Rohm Co. Ltd.
(b)(h)(n)
0.00% , 12/05/24 ............ JPY 1,400,000 8,671,142
0.00% , 04/24/29 ............ 3,990,000 25,059,948
0.00% , 04/24/31 ............ 720,000 4,479,582
SoftBank Group Corp.
(b)
2.13% , 07/06/24 ............ EUR 21,715 23,235,214
4.50% , 04/20/25 ............ 689 736,962
4.75% , 07/30/25 ............ 2,888 3,092,904
3.13% , 09/19/25 ............ 6,981 7,308,085
4.00% , 07/06/26 ............ USD 2,879 2,749,445
2.88% , 01/06/27 ............ EUR 2,832 2,870,593
5.00% , 04/15/28 ............ 3,813 4,045,278
5.38% , 01/08/29 ............ 13,147 14,079,780
3.38% , 07/06/29 ............ 9,813 9,668,494
4.00% , 09/19/29 ............ 645 650,491
3.88% , 07/06/32 ............ 7,787 7,463,841
3.88% , 07/06/32 ............ 100 95,850
5.75% , 07/08/32 ............ 5,371 5,752,072
Security
Par (000)
Par (000) Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.28%), 6.60%
(a) (o)
........... USD 29,073 $ 28,882,831
Toyota Motor Finance Netherlands BV ,
(3-mo. EURIBOR + 0.40%), 4.26%
,
04/30/26
(a) (b)
............... EUR 22,950 24,601,406
296,822,516
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
.......... USD 8,139 8,019,438
10.38% , 03/31/29
(b)
.......... GBP 8,309 10,398,373
TER Finance Jersey Ltd. , Series 21 ,
0.00%
,
01/02/25
(c) (d) (h)
......... USD 50,000 47,240,000
65,657,811
Kuwait — 0.0%
Ahli United Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.01%),
3.88%
(a) (b) (o)
................ 1,551 1,450,185
MEGlobal BV
4.25% , 11/03/26
(b)
........... 3,051 2,952,224
2.63% , 04/28/28
(b)
........... 1,136 1,019,418
2.63% , 04/28/28
(c)
........... 4,346 3,899,992
MEGlobal Canada ULC , 5.88%
,
05/18/30
(b)
................ 1,500 1,506,900
10,828,719
Liechtenstein — 0.1%
Continuum Energy PTE Ltd. , 5.00%
,
09/13/27
(c) (d)
............... 19,384 19,384,000
Luxembourg — 0.4%
Altice Financing SA
2.25% , 01/15/25
(b)
........... EUR 4,861 5,065,589
9.63% , 07/15/27
(c)
........... USD 3,821 3,501,161
4.25% , 08/15/29
(b)
........... EUR 6,070 4,919,380
Cidron Aida Finco SARL , 6.25%
,
04/01/28
(b)
................ GBP 8,608 10,070,711
Cullinan Holdco Scsp , 4.63%
,
10/15/26
(b)
................ EUR 1,723 1,540,781
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(b)
................ 10,367 11,804,497
Garfunkelux Holdco 3 SA
(b)
6.75% , 11/01/25 ............ 11,287 8,041,417
7.75% , 11/01/25 ............ GBP 7,650 6,415,320
INEOS Finance plc , 6.38%
,
04/15/29
(b)
EUR 11,664 12,850,693
Intelsat Jackson Holdings SA , 6.50%
,
03/15/30
(c)
................ USD 3,550 3,302,822
Kleopatra Finco SARL
(b)
4.25% , 03/01/26 ............ EUR 2,422 2,278,041
4.25% , 03/01/26 ............ 3,034 2,853,664
Monitchem HoldCo 3 SA , 8.75%
,
05/01/28
(b)
................ 2,815 3,126,631
SES SA , (5-Year EUR Swap Annual +
3.19%), 2.88%
(a) (b) (o)
.......... 55,597 56,065,866
Summer BC Holdco B SARL , 5.75%
,
10/31/26
(b)
................ 6,306 6,677,435
Vivion Investments SARL
(b)
3.00% , 08/08/24 ............ 3,500 3,720,213
7.90% , ( 7.90 % Cash or 7.90 % PIK),
02/28/29
(p)
.............. 1,711 1,644,869
143,879,090

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Macau — 0.2%
MGM China Holdings Ltd.
5.25% , 06/18/25
(c)
........... USD 425 $ 420,219
5.88% , 05/15/26
(c)
........... 327 323,219
5.88% , 05/15/26
(b)
........... 350 345,953
4.75% , 02/01/27
(c)
........... 400 381,200
4.75% , 02/01/27
(b)
........... 10,466 9,974,098
7.13% , 06/26/31
(c)
........... 3,335 3,352,008
7.13% , 06/26/31
(b)
........... 745 748,800
Sands China Ltd.
(g)
5.12% , 08/08/25 ............ 800 793,984
4.05% , 01/08/26 ............ 4,096 3,965,440
5.40% , 08/08/28 ............ 6,148 6,021,567
2.85% , 03/08/29 ............ 4,000 3,501,250
Studio City Co. Ltd. , 7.00%
,
02/15/27
(b)
6,000 5,990,625
Studio City Finance Ltd.
6.00% , 07/15/25
(b)
........... 5,500 5,445,000
6.50% , 01/15/28
(c)
........... 650 618,312
5.00% , 01/15/29
(c)
........... 4,000 3,521,250
5.00% , 01/15/29
(b)
........... 5,000 4,401,563
Wynn Macau Ltd.
4.88% , 10/01/24
(c)
........... 747 743,608
4.88% , 10/01/24
(b)
........... 200 199,092
5.50% , 01/15/26
(c)
........... 3,947 3,864,439
5.50% , 01/15/26
(b)
........... 1,700 1,664,440
5.63% , 08/26/28
(c)
........... 600 561,600
5.63% , 08/26/28
(b)
........... 9,500 8,892,000
4.50% , 03/07/29
(c) (n)
.......... 16,000 16,368,000
5.13% , 12/15/29
(c)
........... 2,100 1,897,219
83,994,886
Malaysia — 0.0%
(b)
Petronas Capital Ltd. , 3.50%
,
03/18/25 10,000 9,859,600
TNB Global Ventures Capital Bhd ,
3.24%
,
10/19/26 ............ 7,000 6,669,810
TNB Global Ventures Capital Bhd. ,
4.85%
,
11/01/28 ............ 1,250 1,233,203
17,762,613
Mexico — 0.1%
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a) (c) (o)
................ 3,087 2,890,777
Braskem Idesa SAPI , 6.99%
,
02/20/32
(c)
................ 9,146 6,960,106
Food Service Project SA , 5.50%
,
01/21/27
(b)
................ EUR 4,287 4,594,376
Gruma SAB de CV , 4.88%
,
12/01/24
(b)
USD 7,000 6,965,000
Grupo Posadas SAB de CV , 7.00%
,
12/30/27
(b) (g)
............... 11,058 10,014,472
31,424,731
Netherlands — 0.8%
ABN AMRO Bank NV
(b)
4.38% , 10/20/28 ............ EUR 32,300 35,490,411
(5-Year EUR Swap Annual +
4.24%), 6.88%
(a) (o)
......... 2,900 3,143,832
3.00% , 06/01/32 ............ 19,000 19,294,977
ASR Nederland NV , (5-Year EUR
Swap Annual + 5.30%), 7.00%
,
12/07/43
(a) (b)
............... 5,950 7,191,866
Boels Topholding BV
(b)
6.25% , 02/15/29 ............ 3,652 4,066,842
5.75% , 05/15/30 ............ 7,780 8,440,307
Security
Par (000)
Par (000) Value
Netherlands (continued)
Cooperatieve Rabobank UA
(a)(b)
(5-Year EUR Swap Annual +
4.68%), 4.38%
(o)
.......... EUR 5,800 $ 5,900,934
(GUKG1 + 1.05%), 1.88% , 07/12/28 GBP 3,300 3,786,556
DSM BV , 3.63%
,
07/02/34
(b)
....... EUR 11,610 12,320,035
IMCD NV
(b)
2.13% , 03/31/27 ............ 6,945 7,075,730
4.88% , 09/18/28 ............ 22,370 24,615,303
ING Groep NV
(5-Year USD Swap Semi + 4.45%),
6.50%
(a) (o)
............... USD 800 791,221
3.00% , 02/18/26
(b)
........... GBP 3,300 4,032,435
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.34%), 5.75%
(a) (o)
......... USD 5,930 5,700,420
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(a) (o)
......... 11,690 9,874,427
(5-Year EUR Swap Annual +
1.35%), 2.00% , 03/22/30
(a) (b)
.. EUR 8,400 8,818,561
JDE Peet's NV , 4.50%
,
01/23/34
(b)
.. 16,000 17,463,493
Koninklijke KPN NV
(a)(b)(o)
(5-Year EUR Swap Annual +
2.34%), 2.00% ........... 6,200 6,532,570
(5-Year EURIBOR ICE Swap Rate +
1.97%), 4.88% ........... 2,050 2,212,462
Louis Dreyfus Co. Finance BV , 2.38%
,
11/27/25
(b)
................ 3,992 4,181,100
Nobian Finance BV , 3.63%
,
07/15/26
(b)
2,000 2,104,502
Pluxee NV , 3.50%
,
09/04/28
(b)
..... 21,800 23,110,068
Q-Park Holding I BV
(b)
(3-mo. EURIBOR at 2.00% Floor +
2.00%), 5.79% , 03/01/26
(a)
... 3,412 3,654,082
2.00% , 03/01/27 ............ 2,488 2,508,809
5.13% , 03/01/29 ............ 3,678 3,951,007
5.13% , 02/15/30 ............ 6,830 7,296,302
REWE International Finance BV ,
4.88%
,
09/13/30
(b)
........... 6,700 7,455,750
Titan Holdings II BV , 5.13%
,
07/15/29
(b)
5,233 5,663,967
Trivium Packaging Finance BV
3.75% , 08/15/26
(b) (g)
.......... 1,106 1,157,820
5.50% , 08/15/26
(c) (g)
.......... USD 5,328 5,220,305
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.58% , 08/15/26
(a) (b)
.. EUR 1,483 1,588,219
8.50% , 08/15/27
(c) (g)
.......... USD 2,231 2,214,358
UPCB Finance VII Ltd. , 3.63%
,
06/15/29
(b)
................ EUR 4,450 4,521,246
Viterra Finance BV
(b)
0.38% , 09/24/25 ............ 13,300 13,629,791
1.00% , 09/24/28 ............ 15,131 14,329,542
VZ Secured Financing BV
3.50% , 01/15/32
(b)
........... 1,500 1,403,550
5.00% , 01/15/32
(c)
........... USD 3,700 3,154,882
VZ Vendor Financing II BV , 2.88%
,
01/15/29
(b)
................ EUR 6,939 6,403,570
Ziggo BV
2.88% , 01/15/30
(b)
........... 2,701 2,533,009
4.88% , 01/15/30
(c)
........... USD 625 555,630
303,389,891
New Zealand — 0.0%
Chorus Ltd. , 3.63%
,
09/07/29
(b)
.... EUR 7,900 8,394,225
Nigeria — 0.0%
IHS Holding Ltd. , 6.25%
,
11/29/28
(c)
. USD 15,769 14,063,977

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Norway — 0.0%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(a) (b)
............... EUR 12,290 $ 14,280,743
Peru — 0.0%
Inkia Energy Ltd. , 5.88%
,
11/09/27
(b)
. USD 696 694,970
Intercorp Peru Ltd. , 3.88%
,
08/15/29
(c)
2,971 2,635,834
Pluspetrol Camisea SA , 6.24%
,
07/03/36
(c)
................ 3,100 3,092,823
6,423,627
Philippines — 0.1%
(b)
Globe Telecom, Inc. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 5.53%),
4.20%
(a) (o)
................. 8,000 7,687,500
Petron Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 7.57%), 5.95%
(a) (o)
.......... 10,000 9,771,875
Rizal Commercial Banking Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.24%), 6.50%
(a) (o)
......... 6,000 5,928,750
5.50% , 01/18/29 ............ 4,995 5,001,244
Royal Capital BV , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 7.40%), 5.00%
(a) (o)
.... 8,000 7,887,500
Security Bank Corp. , 5.50%
,
05/14/29 10,000 10,037,500
46,314,369
Portugal — 0.2%
(b)
Banco Espirito Santo SA
(e)(f)
2.63% , 05/08/17 ............ EUR 6,100 1,829,182
4.75% , 01/15/18 ............ 15,500 4,647,923
4.00% , 01/21/25 ............ 19,000 5,697,454
EDP - Energias de Portugal SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54 .... 4,800 5,108,432
(5-Year EUR Swap Annual +
1.84%), 1.70% , 07/20/80 .... 13,300 13,851,935
(5-Year EUR Swap Annual +
2.38%), 1.88% , 08/02/81 .... 10,000 10,149,393
Series NC5. , (5-Year EUR Swap
Annual + 1.89%), 1.50% ,
03/14/82 ............... 3,500 3,440,025
EDP Finance BV , 3.88%
,
03/11/30 .. 6,900 7,467,781
EDP Servicios Financieros Espana SA ,
3.50%
,
07/16/30 ............ 9,670 10,234,186
62,426,311
Romania — 0.1%
RCS & RDS SA
(b)
2.50% , 02/05/25 ............ 5,400 5,693,491
3.25% , 02/05/28 ............ 13,200 13,179,779
18,873,270
Saudi Arabia — 0.1%
Alinma Tier 1 Sukuk Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%),
6.50%
(a) (b) (o)
................ USD 7,670 7,751,494
EIG Pearl Holdings SARL
(c)
3.55% , 08/31/36 ............ 3,348 2,877,187
4.39% , 11/30/46 ............ 2,474 1,959,099
Gaci First Investment Co.
(b)
5.13% , 06/11/29 ............ GBP 2,550 3,208,160
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
5.63% , 06/11/39 ............ GBP 3,020 $ 3,798,494
19,594,434
Singapore — 0.2%
(b)
DBS Bank Ltd. , 3.21%
,
08/19/26 ... EUR 21,840 23,338,325
DBS Group Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.92%),
3.30%
(a) (o)
................. USD 9,332 9,145,360
GLP Pte. Ltd. , 3.88%
,
06/04/25 .... 2,500 2,307,031
Oversea-Chinese Banking Corp. Ltd. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.58%), 1.83%
,
09/10/30
(a)
..... 8,000 7,641,260
ST Engineering RHQ Ltd. , 1.50%
,
04/29/25 ................. 10,000 9,670,675
STT GDC Pte. Ltd. , (SDSOA6 +
3.98%), 5.70%
(a) (o)
........... SGD 4,250 3,236,065
United Overseas Bank Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.23%), 2.00%
,
10/14/31
(a)
................ USD 8,000 7,377,500
62,716,216
Slovenia — 0.1%
(b)
Summer BidCo BV , 10.00%
,
02/15/29 EUR 1,589 1,687,722
United Group BV
3.13% , 02/15/26 ............ 5,001 5,204,519
4.00% , 11/15/27 ............ 4,978 5,171,253
4.63% , 08/15/28 ............ 2,108 2,176,855
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 8.08% , 02/01/29
(a)
... 2,784 3,000,159
6.75% , 02/15/31 ............ 562 616,921
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.08% , 02/15/31
(a)
... 5,618 6,054,201
23,911,630
South Africa — 0.1%
Anglo American Capital plc
(b)
4.50% , 09/15/28 ............ 3,360 3,674,570
5.00% , 03/15/31 ............ 20,030 22,558,650
4.13% , 03/15/32 ............ 9,120 9,762,767
4.75% , 09/21/32 ............ 10,726 11,900,427
Sasol Financing USA LLC
4.38% , 09/18/26 ............ USD 1,167 1,098,803
6.50% , 09/27/28 ............ 2,463 2,343,699
51,338,916
South Korea — 0.5%
Hanwha Life Insurance Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
3.38%
,
02/04/32
(a) (b)
.......... 9,000 8,434,687
Hyundai Assan Otomotiv Sanayi ve
Ticaret A/S , 1.63%
,
07/12/26
(b)
... 1,260 1,164,546
Hyundai Capital Services, Inc.
(b)
5.13% , 02/05/27 ............ 6,725 6,670,326
5.13% , 02/05/29 ............ 6,075 6,016,148
Hyundai Card Co. Ltd. , 5.75%
,
04/24/29
(b)
................ 8,595 8,638,319
KB Capital Co. Ltd. , 1.50%
,
10/28/25
(b)
7,427 7,011,552
KB Kookmin Card Co. Ltd. , 4.00%
,
06/09/25
(b)
................ 10,000 9,854,600
KEB Hana Bank
(b)
4.38% , 09/30/24 ............ 10,000 9,959,500

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.41%), 3.50%
(a) (o)
......... USD 4,000 $ 3,750,000
KODIT Global Co., Ltd. , 3.62%
,
05/27/25
(b)
................ 8,698 8,547,612
Kookmin Bank , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.64%), 4.35%
(a) (b) (o)
... 10,000 9,950,000
Korea East-West Power Co. Ltd.
(b)
1.75% , 05/06/25 ............ 8,862 8,581,480
3.60% , 05/06/25 ............ 5,405 5,318,858
Korea Southern Power Co. Ltd. , 5.38%
,
09/21/26
(b)
................ 10,000 9,987,500
Korea Western Power Co. Ltd. , 4.13%
,
06/28/25
(b)
................ 1,163 1,147,009
Korean Air Lines Co. Ltd. , 4.75%
,
09/23/25
(b)
................ 500 495,035
KT Corp. , 4.00%
,
08/08/25
(b)
...... 7,326 7,210,963
LG Electronics, Inc.
(c)
5.63% , 04/24/27 ............ 6,883 6,904,509
5.63% , 04/24/29 ............ 2,086 2,104,905
LOTTE Property & Development Co.
Ltd. , 4.50%
,
08/01/25
(b)
........ 1,845 1,824,004
POSCO
5.63% , 01/17/26
(c)
........... 2,119 2,119,662
5.63% , 01/17/26
(b)
........... 200 200,063
4.88% , 01/23/27
(b)
........... 4,860 4,798,278
5.75% , 01/17/28
(c)
........... 2,311 2,338,443
5.75% , 01/17/28
(b)
........... 200 202,375
Shinhan Bank Co. Ltd.
(b)
3.88% , 03/24/26 ............ 10,000 9,673,142
3.75% , 09/20/27 ............ 10,000 9,456,250
Shinhan Card Co. Ltd. , 2.50%
,
01/27/27
(b)
................ 3,445 3,203,850
Shinhan Financial Group Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(a) (b) (o)
................ 1,229 1,157,103
SK Battery America, Inc. , 4.88%
,
01/23/27
(b)
................ 4,570 4,515,069
SK Broadband Co. Ltd. , 4.88%
,
06/28/28
(b)
................ 570 562,875
SK Hynix, Inc.
(b)
5.50% , 01/16/27 ............ 5,000 4,987,600
5.50% , 01/16/29 ............ 4,490 4,480,178
SK On Co. Ltd. , 5.38%
,
05/11/26
(b)
.. 645 643,589
Tongyang Life Insurance Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.98%),
5.25%
(a) (b) (o)
................ 10,000 9,751,000
Woori Bank , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.66%), 4.25%
(a) (b) (o)
......... 10,000 9,912,500
Woori Card Co. Ltd. , 1.75%
,
03/23/26
(b)
5,476 5,111,408
196,684,938
Spain — 1.5%
Abertis Infraestructuras Finance BV ,
(5-Year EUR Swap Annual + 3.69%),
3.25%
(a) (b) (o)
................ EUR 8,800 9,165,190
Amadeus IT Group SA , 3.50%
,
03/21/29
(b)
................ 7,000 7,452,884
Banco Bilbao Vizcaya Argentaria SA
(a)(b)
(3-mo. EURIBOR + 0.67%), 4.13% ,
05/10/26 ............... 6,400 6,871,332
Security
Par (000)
Par (000) Value
Spain (continued)
(5-Year EUR Swap Annual +
4.27%), 6.88%
(o)
.......... EUR 3,800 $ 4,020,266
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.88% , 02/08/36 .... 8,200 8,845,862
Banco de Credito Social Cooperativo
SA
(a)(b)
(1-Year EUR Swap Annual +
2.15%), 1.75% , 03/09/28 .... 4,200 4,186,199
(1-Year EURIBOR ICE Swap Rate +
4.27%), 7.50% , 09/14/29 .... 4,000 4,744,184
Banco de Sabadell SA
(a)(b)
(1-Year EUR Swap Annual +
2.40%), 5.25% , 02/07/29 .... 2,400 2,668,028
(1-Year EURIBOR ICE Swap Rate +
2.40%), 5.50% , 09/08/29 .... 3,500 3,950,547
(5-Year EUR Swap Annual +
2.20%), 2.00% , 01/17/30 .... 3,500 3,677,624
(5-Year EUR Swap Annual +
2.95%), 2.50% , 04/15/31 .... 6,300 6,477,861
(5-Year EUR Swap Annual +
3.15%), 6.00% , 08/16/33 .... 3,800 4,226,119
Banco Santander SA
(b)
(5-Year EUR Swap Annual +
4.53%), 4.38%
(a) (o)
......... 4,600 4,720,103
(1-Year EUR Swap Annual +
1.05%), 3.63% , 09/27/26
(a)
... 32,900 35,177,880
(GUKG1 + 1.80%), 3.13% ,
10/06/26
(a)
.............. GBP 11,200 13,719,987
(1-Year EUR Swap Annual +
1.25%), 4.63% , 10/18/27
(a)
... EUR 36,700 40,002,832
(1-Year EUR Swap Annual +
0.95%), 3.50% , 01/09/28
(a)
... 21,500 22,937,974
3.13% , 05/28/29 ............ 10,300 10,994,053
(1-Year EUR Swap Annual +
1.15%), 3.50% , 01/09/30
(a)
... 2,700 2,870,254
4.88% , 10/18/31 ............ 11,200 12,669,458
Bankinter SA
(a)(b)
(5-Year EUR Swap Annual +
6.71%), 6.25%
(o)
.......... 7,200 7,710,840
(5-Year EURIBOR ICE Swap Rate +
2.35%), 5.00% , 06/25/34 .... 4,400 4,720,587
CaixaBank SA
(a)(b)
(5-Year EUR Swap Annual +
4.50%), 5.25%
(o)
.......... 4,800 5,005,620
(5-Year EUR Swap Annual +
6.35%), 5.88%
(o)
.......... 4,800 5,033,122
(5-Year EUR Swap Annual +
1.68%), 2.25% , 04/17/30 .... 13,400 14,045,691
Cellnex Finance Co. SA
(b)
1.50% , 06/08/28 ............ 6,700 6,598,530
3.63% , 01/24/29 ............ 15,700 16,690,165
2.00% , 02/15/33 ............ 6,000 5,446,937
Cellnex Telecom SA
(b)
1.88% , 06/26/29 ............ 3,400 3,314,379
2.13% , 08/11/30
(n)
........... 12,600 13,453,934
1.75% , 10/23/30 ............ 5,000 4,695,239
0.75% , 11/20/31
(n)
........... 19,700 17,265,270
Cirsa Finance International SARL
(b)
10.38% , 11/30/27 ........... 257 294,270
7.88% , 07/31/28 ............ 3,507 3,971,781
(3-mo. EURIBOR + 4.50%), 8.36% ,
07/31/28
(a)
.............. 5,988 6,476,977
6.50% , 03/15/29 ............ 3,078 3,393,628
Deutsche Bank SA , 3.63%
,
11/23/26
(b)
39,400 42,402,525
Iberdrola Finanzas SA , (5-Year EUR
Swap Annual + 1.68%), 1.58%
(a) (b) (o)
16,500 16,124,491

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
Kaixo Bondco Telecom SA , 5.13%
,
09/30/29
(b)
................ EUR 1,673 $ 1,737,948
Lorca Telecom Bondco SA
(b)
4.00% , 09/18/27 ............ 6,173 6,446,692
5.75% , 04/30/29 ............ 3,299 3,616,974
Natural Foods , (6-mo. EURIBOR at
0.00% Floor + 6.75%), 10.36%
,
10/13/29
(a) (d)
............... 21,501 23,026,603
Naturgy Finance Iberia SA , (5-Year
EUR Swap Annual + 2.44%),
2.37%
(a) (b) (o)
................ 6,200 6,291,794
Repsol International Finance BV
(a)(b)(o)
(5-Year EUR Swap Annual +
4.00%), 3.75% ........... 2,029 2,142,699
(5-Year EUR Swap Annual +
2.77%), 2.50% ........... 31,425 31,997,115
(5-Year EUR Swap Annual +
4.41%), 4.25% ........... 5,654 5,953,788
Telefonica Emisiones SA
(b)
5.38% , 02/02/26 ............ GBP 27,294 34,536,468
3.70% , 01/24/32 ............ EUR 15,300 16,298,266
Telefonica Europe BV
(a)(b)(o)
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 13,600 14,371,760
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 15,000 16,826,210
(8-Year EUR Swap Annual +
3.62%), 6.75% ........... 400 464,775
(EUAMDB08 + 3.12%), 5.75% .. 10,200 11,172,291
560,906,006
Sweden — 0.4%
Balder Finland OYJ , 1.00%
,
01/20/29
(b)
4,323 3,806,104
Dometic Group AB , 2.00%
,
09/29/28
(b)
2,000 1,934,350
Fastighets AB Balder , 1.13%
,
01/29/27
(b)
................ 2,171 2,107,128
Heimstaden Bostad AB
(b)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(a) (o)
......... 3,300 2,650,460
1.13% , 01/21/26 ............ 800 780,651
(5-Year EUR Swap Annual +
3.15%), 2.63%
(a) (o)
......... 9,577 6,333,381
Heimstaden Bostad Treasury BV
(b)
0.63% , 07/24/25 ............ 800 798,475
1.38% , 03/03/27 ............ 4,416 4,100,936
1.00% , 04/13/28 ............ 2,600 2,270,628
Intrum AB
(b)
3.00% , 09/15/27 ............ 14,038 9,682,495
9.25% , 03/15/28 ............ 1,440 1,022,149
Skandinaviska Enskilda Banken AB ,
(3-mo. EURIBOR + 0.38%), 4.21%
,
05/03/27
(a) (b)
............... 18,640 19,968,357
Stena International SA
(c)
7.25% , 01/15/31 ............ USD 11,575 11,831,745
7.63% , 02/15/31 ............ 6,700 6,857,617
Svenska Handelsbanken AB , (3-mo.
EURIBOR + 0.45%), 4.21%
,
03/08/27
(a) (b)
............... EUR 24,700 26,496,640
Swedbank AB , (GUKG1 + 1.00%),
1.38%
,
12/08/27
(a) (b)
.......... GBP 3,266 3,771,580
Verisure Holding AB
(b)
3.88% , 07/15/26 ............ EUR 5,079 5,371,363
9.25% , 10/15/27 ............ 1,230 1,393,011
7.13% , 02/01/28 ............ 1,800 2,010,602
Security
Par (000)
Par (000) Value
Sweden (continued)
Volvo Treasury AB
(b)
(3-mo. EURIBOR at 0.00% Floor +
0.38%), 4.20% , 05/22/26
(a)
... EUR 11,028 $ 11,821,538
4.75% , 06/15/26 ............ GBP 13,460 16,888,838
141,898,048
Switzerland — 1.1%
Argentum Netherlands BV , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.76%),
5.52%
(a) (b) (o)
................ USD 13,101 12,740,722
Credit Suisse Group AG , (5-Year USD
Swap Semi + 3.46%), 6.25%
(a) (c) (e) (f) (o)
200 22,000
Dufry One BV , 4.75%
,
04/18/31
(b)
... EUR 3,715 3,935,173
Julius Baer Group Ltd. , (5-Year EUR
Swap Annual + 3.85%), 6.63%
(a) (b) (o)
4,058 4,215,711
UBS AG
7.95% , 01/09/25 ............ USD 10,000 10,105,033
3.70% , 02/21/25 ............ 23,000 22,702,532
2.95% , 04/09/25 ............ 8,000 7,840,487
(3-mo. EURIBOR at 0.00% Floor +
0.35%), 4.26% , 04/12/26
(a) (b)
.. EUR 25,100 26,872,781
1.25% , 08/07/26 ............ USD 12,000 11,031,953
0.25% , 09/01/28
(b)
........... EUR 27,677 25,940,044
5.65% , 09/11/28 ............ USD 12,000 12,223,636
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(a) (b) (o)
.............. 8,900 8,888,964
(5-Year USD Swap Semi + 4.59%),
6.88%
(a) (b) (o)
.............. 2,829 2,807,655
(1-day SOFR + 1.56%), 2.59% ,
09/11/25
(a) (c)
............. 7,383 7,333,936
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.55%), 4.49% , 05/12/26
(a) (c)
.. 5,982 5,911,452
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(a) (b) (o)
........ 2,302 2,124,627
(1-day SOFR + 2.04%), 2.19% ,
06/05/26
(a) (c)
............. 14,516 14,027,949
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(a) (b) (o)
........ 7,974 7,595,235
(1-Year EUR Swap Annual +
1.60%), 2.13% , 10/13/26
(a) (b)
.. EUR 37,600 39,342,207
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a) (b) (o)
........ USD 2,275 2,083,496
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a) (c) (o)
........ 1,833 1,678,703
(1-Year EURIBOR ICE Swap Rate +
0.77%), 0.65% , 01/14/28
(a) (b)
.. EUR 14,900 14,758,741
(GUKG1 + 2.23%), 2.25% ,
06/09/28
(a) (b)
............. GBP 7,900 9,102,774
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a) (c) (o)
........ USD 700 753,132
(3-mo. LIBOR USD + 1.41%),
3.87% , 01/12/29
(a) (c)
........ 8,748 8,257,316
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75% , 03/01/29
(a) (b)
.. EUR 7,500 9,072,606
(SDSOA5 + 2.63%), 5.60%
(a) (b) (o)
. SGD 5,000 3,708,997
(USISSO01 + 1.34%), 5.62% ,
09/13/30
(a) (c)
............. USD 12,000 12,051,128

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.31%), 4.38%
(a) (c) (o)
........ USD 40,692 $ 33,003,397
(1-Year EUR Swap Annual +
1.95%), 2.88% , 04/02/32
(a) (b)
.. EUR 19,700 19,727,385
0.63% , 01/18/33
(b)
........... 15,000 12,251,757
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.76%), 9.25%
(a) (c) (o)
........ USD 42,936 48,083,683
UBS Switzerland AG , 3.30%
,
03/05/29
(b)
................ EUR 16,150 17,357,554
VistaJet Malta Finance plc
(c)
9.50% , 06/01/28 ............ USD 2,150 1,884,743
6.38% , 02/01/30 ............ 300 235,726
419,673,235
Thailand — 0.1%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(a) (b) (o)
........ 10,000 9,725,000
5.30% , 09/21/28
(c)
........... 6,621 6,606,434
5.50% , 09/21/33
(c)
........... 6,046 5,997,753
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73% , 09/25/34
(a) (b)
.. 8,577 7,596,734
Krung Thai Bank PCL , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%),
4.40%
(a) (b) (o)
................ 11,980 11,388,488
Minor International PCL , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 7.92%),
2.70%
(a) (b) (o)
................ 5,300 4,987,088
TMBThanachart Bank PCL , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.26%),
4.90%
(a) (b) (o)
................ 10,000 9,899,000
56,200,497
Turkey — 0.0%
(c)
Sisecam UK plc
8.25% , 05/02/29 ............ 5,596 5,678,191
8.63% , 05/02/32 ............ 4,703 4,783,833
Turkish Airlines Pass-Through Trust ,
Series 2015-1 , Class A , 4.20%
,
03/15/27 ................. 3,737 3,500,053
13,962,077
Ukraine — 0.2%
Metinvest BV , 7.65%
,
10/01/27
(b)
... 5,230 3,612,832
MHP Lux SA , 6.25%
,
09/19/29
(b)
.... 8,582 6,050,310
NAK Naftogaz Ukraine
(f)
7.13% , 07/19/26
(b) (e)
.......... EUR 22,696 20,052,682
7.63% , 11/08/28
(c)
........... USD 24,093 18,069,750
VF Ukraine PAT , 6.20%
,
02/11/25
(b)
.. 11,318 10,016,430
57,802,004
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(a) (b) (o)
................ 1,969 2,079,756
Alpha Star Holding VIII Ltd. , 8.38%
,
04/12/27
(b)
................ 7,000 7,153,300
DAE Funding LLC
(b)
1.55% , 08/01/24 ............ 2,021 2,010,895
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
2.63% , 03/20/25 ............ USD 3,914 $ 3,811,257
DIB Sukuk Ltd. , 5.24%
,
03/04/29
(b)
.. 8,000 7,955,000
DP World Salaam , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(a) (b) (o)
... 5,807 5,768,892
GEMS MENASA Cayman Ltd.
7.13% , 07/31/26
(c)
........... 3,981 3,956,119
7.13% , 07/31/26
(b)
........... 1,756 1,745,025
MAF Global Securities Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.54%),
6.38%
(a) (b) (o)
................ 2,450 2,410,494
MDGH GMTN RSC Ltd. , 4.38%
,
11/22/33
(c)
................. 2,888 2,721,940
Shelf Drilling Holdings Ltd. , 9.63%
,
04/15/29
(c)
................ 12,797 12,205,139
51,817,817
United Kingdom — 3.8%
10x Future Technologies Services
Ltd. , (Acquired 12/19/23 , cost
$ 5,977,672 ) , 15.00%
,
06/19/26
(d) (k)
GBP 4,838 6,420,929
Ardonagh Finco Ltd. , 6.88%
,
02/15/31
(b)
EUR 14,152 14,752,008
Avianca Midco 2 plc , 9.00%
,
12/01/28
(c)
USD 7,118 6,860,270
Babcock International Group plc
(b)
1.88% , 10/05/26 ............ GBP 9,600 11,225,730
1.38% , 09/13/27 ............ EUR 2,000 1,985,220
Barclays plc
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.58%),
7.13%
(a) (o)
............... GBP 4,642 5,816,608
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.87%), 6.13%
(a) (o)
......... USD 1,541 1,510,168
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.02%),
6.38%
(a) (b) (o)
.............. GBP 1,800 2,213,660
3.00% , 05/08/26
(b)
........... 3,266 3,958,165
5.20% , 05/12/26 ............ USD 1,861 1,839,636
3.25% , 02/12/27
(b)
........... GBP 3,266 3,905,935
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(a) (o)
......... USD 20,096 16,874,691
(3-mo. EURIBOR + 0.80%), 4.62% ,
05/08/28
(a) (b)
............. EUR 26,700 28,629,822
(USISSO05 + 5.78%), 9.63%
(a) (o)
. USD 75,227 81,552,989
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.75%),
3.75% , 11/22/30
(a) (b)
........ GBP 5,000 6,099,055
(5-Year EUR Swap Annual +
1.55%), 1.13% , 03/22/31
(a) (b)
.. EUR 8,900 8,985,188
(1-Year EUR Swap Annual +
2.55%), 5.26% , 01/29/34
(a) (b)
.. 21,000 24,023,765
(1-Year EURIBOR ICE Swap Rate +
1.55%), 4.35% , 05/08/35
(a) (b)
.. 6,800 7,290,602
BAT International Finance plc , 4.13%
,
04/12/32
(b)
................ 6,830 7,175,626
BCP V Modular Services Finance II
plc
(b)
4.75% , 11/30/28 ............ 2,888 2,876,710
6.13% , 11/30/28 ............ GBP 2,200 2,536,290
Bellis Acquisition Co. plc , 8.13%
,
05/14/30
(b)
................ 9,226 11,648,008
BG Energy Capital plc , 5.13%
,
12/01/25
(b)
................ 5,989 7,544,652

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
BP Capital Markets plc
(a)(o)
(5-Year EUR Swap Annual +
3.52%), 3.25%
(b)
.......... EUR 52,642 $ 55,064,100
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.15%), 6.45% ........... USD 21,355 21,936,561
British Telecommunications plc
(a)
(5-Year EUR Swap Annual +
2.13%), 1.87% , 08/18/80
(b)
... EUR 49,015 50,917,836
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(c)
... USD 4,700 4,435,169
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(b)
... 21,800 20,571,638
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88% , 11/23/81
(c)
... 3,600 3,228,651
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b)
......... GBP 15,600 20,956,993
CD&R Firefly Bidco plc , 8.63%
,
04/30/29
(b)
................ 3,468 4,439,794
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(a) (b)
.... 4,450 5,681,475
Chanel Ceres plc , 0.50%
,
07/31/26
(b)
. EUR 3,518 3,516,589
Channel Link Enterprises Finance
plc
(a)(b)
Series A8 , (6-mo. EURIBOR +
5.90%), 2.71% , 06/30/50 .... 4,400 4,401,044
Series A5 , (Sterling Overnight
Index Average + 0.28%), 3.04% ,
06/30/50 ............... GBP 3,075 3,421,663
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(b)
........ 12,515 11,531,852
CK Hutchison International 23 Ltd. ,
4.88%
,
04/21/33
(b)
........... USD 965 932,364
Connect Finco SARL , 6.75%
,
10/01/26
(c)
................ 2,225 2,147,461
CPUK Finance Ltd.
(b)
3.59% , 08/28/25 ............ GBP 806 994,427
6.50% , 08/28/26 ............ 300 375,459
4.50% , 08/28/27 ............ 4,550 5,362,268
7.88% , 08/28/29 ............ 1,096 1,409,699
EC Finance plc , 3.00%
,
10/15/26
(b)
.. EUR 3,651 3,782,962
EnQuest plc , 11.63%
,
11/01/27
(c)
... USD 2,160 2,194,305
Galaxy Bidco Ltd. , 6.50%
,
07/31/26
(b)
GBP 23,362 29,088,926
Gatwick Airport Finance plc , 4.38%
,
04/07/26
(b)
................ 3,000 3,669,429
Global Switch Finance BV , 1.38%
,
10/07/30
(b)
................ EUR 10,881 10,576,013
Heathrow Finance plc
(b)
5.75% , 03/03/25
(g)
........... GBP 1,486 1,866,438
3.88% , 03/01/27
(g)
........... 5,212 6,193,180
4.13% , 09/01/29
(g)
........... 1,956 2,241,502
6.63% , 03/01/31 ............ 3,897 4,870,778
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.40%),
2.63% , 11/07/25 .......... USD 1,807 1,785,931
(1-day SOFR + 1.43%), 3.00% ,
03/10/26 ............... 24,891 24,419,061
(1-day SOFR + 1.54%), 1.65% ,
04/18/26 ............... 7,393 7,155,159
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(3-mo. EURIBOR + 1.00%), 4.70% ,
09/24/26
(b)
.............. EUR 17,200 $ 18,560,795
(BPISDS01 + 1.32%), 2.26% ,
11/13/26
(b)
.............. GBP 35,500 42,893,083
(3-mo. EURIBOR + 1.45%), 3.02% ,
06/15/27
(b)
.............. EUR 21,000 22,151,409
(Sterling Overnight Index Average +
1.31%), 1.75% , 07/24/27 .... GBP 29,675 34,853,305
(5-Year EUR Swap Annual +
3.30%), 6.36% , 11/16/32
(b)
... EUR 1,100 1,249,039
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.30%), 6.21% ,
03/21/34
(b)
.............. AUD 4,190 2,797,476
(5-Year EURIBOR ICE Swap Rate +
1.85%), 4.60% , 03/22/35
(b)
... EUR 21,585 23,168,052
Imperial Brands Finance plc , 5.88%
,
07/01/34
(c)
................ USD 8,000 7,841,937
INEOS Quattro Finance 2 plc
(b)
2.50% , 01/15/26 ............ EUR 100 103,743
8.50% , 03/15/29 ............ 18,578 21,065,005
Informa plc , 3.13%
,
07/05/26
(b)
..... GBP 24,147 29,164,674
Intu Jersey 2 Ltd. , 2.88%
,
11/01/24
(b) (e) (f)
3,858 743,820
ITV plc , 1.38%
,
09/26/26
(b)
........ EUR 603 613,718
Jaguar Land Rover Automotive plc ,
4.50%
,
10/01/27
(c)
........... USD 550 521,772
Lloyds Banking Group plc
2.25% , 10/16/24
(b)
........... GBP 6,659 8,333,305
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.61%),
5.13%
(a) (o)
............... 1,700 2,119,422
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(a) (b) (o)
........ EUR 8,540 9,009,310
(GUKG1 + 1.30%), 1.88% ,
01/15/26
(a) (b)
............. GBP 35,119 43,554,883
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.00%), 2.44% , 02/05/26
(a)
... USD 2,965 2,905,108
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.91%), 8.00%
(a) (o)
......... 19,016 19,438,212
Magellan Capital Holdings Ltd. , (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38%
,
07/08/29
(a) (b)
.......... 6,900 6,842,661
Market Bidco Finco plc , 5.50%
,
11/04/27
(b)
................ GBP 8,725 10,202,187
Metrocentre Finance plc , 8.75%
,
( 8.75 % Cash or 8.75 % PIK),
12/05/24
(p)
................ 1,138 714,797
Mitchells & Butlers Finance plc ,
Series D1 , (Sterling Overnight
Index Average + 2.36%), 7.57%
,
06/15/36
(a) (b)
............... 2,225 2,255,188
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a) (o)
............... 5,138 5,878,965
4.88% , 09/26/31 ............ EUR 11,046 11,225,144
Motability Operations Group plc
(b)
0.13% , 07/20/28 ............ 6,809 6,361,138
3.63% , 07/24/29 ............ 21,750 23,246,972
3.50% , 07/17/31 ............ 14,155 15,010,221
4.25% , 06/17/35 ............ 15,900 17,225,512
Motion Finco SARL , 7.38%
,
06/15/30
(b)
8,150 9,077,372

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
National Grid Electricity Distribution
South West plc , 5.88%
,
03/25/27
(b)
GBP 3,275 $ 4,191,942
Nationwide Building Society
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.39%),
5.88%
(o)
................ 4,556 5,722,726
(3-mo. EURIBOR + 0.93%), 1.50% ,
03/08/26 ............... EUR 15,000 15,802,178
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(o)
................ GBP 4,500 5,347,143
NatWest Group plc
(a)
Series -*- , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 5.63%), 6.00%
(o)
... USD 3,300 3,228,181
(3-mo. EURIBOR + 1.08%), 1.75% ,
03/02/26
(b)
.............. EUR 27,000 28,510,629
(BPSW1 + 1.49%), 2.88% ,
09/19/26
(b)
.............. GBP 13,408 16,392,548
(BPSW1 + 2.01%), 3.13% ,
03/28/27
(b)
.............. 3,266 3,971,397
(5-Year EUR Swap Annual +
1.27%), 1.04% , 09/14/32
(b)
... EUR 11,000 10,608,955
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.75%), 8.13%
(o)
.......... USD 18,447 18,637,834
NGG Finance plc , (5-Year EUR
Swap Annual + 2.14%), 1.63%
,
12/05/79
(a) (b)
............... EUR 45,185 47,778,731
NIE Finance plc , 2.50%
,
10/27/25
(b)
. GBP 4,800 5,827,928
Phoenix Group Holdings plc , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.19%),
8.50%
(a) (b) (o)
................ USD 4,700 4,623,766
Pinewood Finco plc
6.00% , 03/27/30
(b)
........... GBP 16,421 20,394,525
Pinnacle Bidco plc , 10.00%
,
10/11/28
(b)
4,798 6,436,642
Premier Foods Finance plc , 3.50%
,
10/15/26
(b)
................ 6,048 7,364,833
Reckitt Benckiser Treasury Services
plc
(b)
3.63% , 09/14/28 ............ EUR 7,941 8,555,653
3.88% , 09/14/33 ............ 14,366 15,458,963
Rolls-Royce plc
3.63% , 10/14/25
(c)
........... USD 23,912 23,176,606
4.63% , 02/16/26
(b)
........... EUR 1,525 1,646,264
5.75% , 10/15/27
(c)
........... USD 600 602,743
5.75% , 10/15/27
(b)
........... GBP 485 618,453
1.63% , 05/09/28
(b)
........... EUR 1,700 1,664,042
Santander UK Group Holdings plc ,
3.63%
,
01/14/26
(b)
........... GBP 3,266 4,034,548
SCC Power plc
(c)(p)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28 ............... USD 22,672 9,091,609
4.00% , ( 4.00 % Cash or 4.00 % PIK),
05/17/32 ............... 12,325 1,768,669
SP Distribution plc , 5.88%
,
07/17/26
(b)
GBP 4,200 5,373,090
SSE plc , 8.38%
,
11/20/28
(b)
....... 10,800 15,385,765
Standard Chartered plc
(a)
(1-Year EURIBOR ICE Swap Rate +
0.88%), 1.63% , 10/03/27
(b)
... EUR 10,400 10,605,100
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.05%), 5.69% , 05/14/28
(c)
... USD 15,000 15,016,500
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.57%), 7.88%
(b) (o)
......... USD 8,000 $ 8,010,000
Synthomer plc , 3.88%
,
07/01/25
(b)
... EUR 768 811,345
Tesco Property Finance 1 plc , 7.62%
,
07/13/39
(b)
................ GBP 2,791 3,970,798
Tesco Property Finance 3 plc , 5.74%
,
04/13/40
(b)
................ 6,331 7,969,719
Tesco Property Finance 4 plc , 5.80%
,
10/13/40
(b)
................ 3,010 3,797,001
Thames Water Kemble Finance plc ,
4.63%
,
05/19/26
(b)
........... 4,273 323,318
Thames Water Utilities Finance plc
(b)
4.00% , 06/19/25 ............ 19,579 22,302,057
0.88% , 01/31/28 ............ EUR 1,635 1,404,006
TSB Bank plc , 3.32%
,
03/05/29
(b)
... 11,130 11,946,898
Virgin Media Finance plc , 5.00%
,
07/15/30
(c)
................ USD 2,400 1,978,910
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
........... GBP 400 459,176
5.50% , 05/15/29
(c)
........... USD 2,625 2,399,646
4.25% , 01/15/30
(b)
........... GBP 2,425 2,605,626
4.50% , 08/15/30
(c)
........... USD 200 169,587
Virgin Media Vendor Financing Notes III
DAC , 4.88%
,
07/15/28
(b)
....... GBP 2,460 2,775,395
Virgin Money UK plc , (1-Year EURIBOR
ICE Swap Rate + 1.20%), 4.00%
,
03/18/28
(a) (b)
............... EUR 3,480 3,732,146
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
........... GBP 9,000 9,835,330
3.25% , 01/31/31
(b)
........... EUR 7,736 7,290,685
4.25% , 01/31/31
(c)
........... USD 400 331,951
4.50% , 07/15/31
(b)
........... GBP 5,956 6,209,526
4.75% , 07/15/31
(c)
........... USD 875 737,953
Vodafone Group plc
(a)(b)
(5-Year EUR Swap Annual +
3.43%), 4.20% , 10/03/78 .... EUR 2,310 2,434,493
(5-Year GBP Swap + 3.27%),
4.88% , 10/03/78 .......... GBP 1,500 1,863,916
(5-Year GBP Swap + 3.27%),
4.88% , 10/03/78 .......... 15,008 18,649,095
(5-Year USD Swap Semi + 3.05%),
6.25% , 10/03/78 .......... USD 5,297 5,283,758
(5-Year EUR Swap Annual +
3.00%), 2.63% , 08/27/80 .... EUR 2,845 2,928,982
Series NC6 , (5-Year EUR Swap
Annual + 3.00%), 2.63% ,
08/27/80 ............... 3,212 3,306,816
Series 60NC10 , (5-Year EUR
Swap Annual + 3.48%), 3.00% ,
08/27/80 ............... 9,005 8,712,882
WPP Finance SA , 4.13%
,
05/30/28
(b)
4,000 4,342,145
1,448,443,802
United States — 14.5%
AdaptHealth LLC
(c)
4.63% , 08/01/29 ............ USD 675 584,891
5.13% , 03/01/30 ............ 400 349,903
Adient Global Holdings Ltd.
(c)
4.88% , 08/15/26 ............ 250 243,143
8.25% , 04/15/31 ............ 1,475 1,539,340
ADT Security Corp. (The) , 4.13%
,
08/01/29
(c)
................ 450 415,001
Affinity Interactive , 6.88%
,
12/15/27
(c)
4,897 4,317,980

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Albertsons Cos., Inc.
(c)
3.25% , 03/15/26 ............ USD 575 $ 552,345
4.63% , 01/15/27 ............ 588 567,960
5.88% , 02/15/28 ............ 300 296,517
6.50% , 02/15/28 ............ 500 502,370
3.50% , 03/15/29 ............ 3,790 3,409,264
4.88% , 02/15/30 ............ 435 411,075
Alexander Funding Trust II , 7.47%
,
07/31/28
(c)
................ 18,297 19,360,957
Allegiant Travel Co. , 7.25%
,
08/15/27
(c)
5,229 4,976,369
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 ............ 750 702,250
6.75% , 04/15/28 ............ 2,875 2,879,563
Allied Universal Holdco LLC
9.75% , 07/15/27
(c)
........... 3,247 3,227,177
3.63% , 06/01/28
(b)
........... EUR 11,681 11,376,820
4.63% , 06/01/28
(c)
........... USD 1,100 1,002,588
4.88% , 06/01/28
(b)
........... GBP 9,356 10,629,444
7.88% , 02/15/31
(c)
........... USD 4,950 4,962,880
Allison Transmission, Inc.
(c)
4.75% , 10/01/27 ............ 325 313,921
3.75% , 01/30/31 ............ 175 153,428
Ally Financial, Inc.
5.75% , 11/20/25 ............ 4,057 4,031,394
Series C , (7-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.48%), 4.70%
(a) (o)
.. 6,633 5,311,382
6.70% , 02/14/33 ............ 200 198,834
Ambac Assurance Corp. , 5.10%
(c) (o)
.. 1,407 2,037,234
AMC Networks, Inc.
10.25% , 01/15/29
(c)
.......... 5,477 5,395,940
4.25% , 02/15/29 ............ 10,887 7,344,574
4.25% , 02/15/29
(c) (n)
.......... 4,356 4,185,440
American Airlines Pass-Through Trust ,
Series 2017-2 , Class A , 3.50%
,
06/15/26
(d)
................ 27,580 26,374,754
American Airlines, Inc.
(c)
5.50% , 04/20/26 ............ 563 557,665
7.25% , 02/15/28 ............ 100 100,065
5.75% , 04/20/29 ............ 800 778,295
8.50% , 05/15/29 ............ 150 155,845
American Axle & Manufacturing, Inc.
6.88% , 07/01/28 ............ 150 149,707
5.00% , 10/01/29 ............ 650 596,098
American Express Co. , (1-day SOFR +
1.00%), 4.99%
,
05/01/26
(a)
..... 8,000 7,953,526
American Tower Corp.
0.45% , 01/15/27 ............ EUR 4,950 4,893,922
0.40% , 02/15/27 ............ 12,750 12,544,056
4.13% , 05/16/27 ............ 17,790 19,227,881
0.50% , 01/15/28 ............ 7,900 7,550,899
4.10% , 05/16/34 ............ 8,470 8,995,748
American University (The) , Series 2019 ,
3.67%
,
04/01/49 ............ USD 4,870 3,770,367
AmeriGas Partners LP
5.50% , 05/20/25 ............ 13 12,947
9.38% , 06/01/28
(c)
........... 2,325 2,386,505
Amgen, Inc.
5.50% , 12/07/26
(b)
........... GBP 35,798 45,637,963
5.15% , 03/02/28 ............ USD 12,000 11,998,237
2.30% , 02/25/31 ............ 19,038 15,997,639
Amkor Technology, Inc. , 6.63%
,
09/15/27
(c)
................ 9,295 9,319,706
AMN Healthcare, Inc. , 4.63%
,
10/01/27
(c)
................ 99 94,306
Security
Par (000)
Par (000) Value
United States (continued)
Antero Midstream Partners LP
(c)
5.75% , 03/01/27 ............ USD 250 $ 247,981
5.38% , 06/15/29 ............ 475 460,444
6.63% , 02/01/32 ............ 2,050 2,068,446
Aon North America, Inc. , 5.45%
,
03/01/34 ................. 23,565 23,461,498
Aramark Services, Inc. , 5.00%
,
02/01/28
(c)
................ 550 531,918
Archrock Partners LP , 6.25%
,
04/01/28
(c)
................ 575 569,470
Ardagh Metal Packaging Finance USA
LLC , 2.00%
,
09/01/28
(b)
....... EUR 8,033 7,495,313
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
........... 12,198 10,842,662
4.13% , 08/15/26
(c)
........... USD 28,288 24,553,039
4.75% , 07/15/27
(b)
........... GBP 1,163 837,985
Ares Capital Corp.
4.25% , 03/01/25 ............ USD 3,469 3,425,813
3.25% , 07/15/25 ............ 2,445 2,375,415
3.88% , 01/15/26 ............ 3,695 3,567,632
2.15% , 07/15/26 ............ 491 453,783
7.00% , 01/15/27 ............ 6,049 6,150,439
5.88% , 03/01/29 ............ 13,000 12,812,803
5.95% , 07/15/29 ............ 8,400 8,257,705
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ............ 300 284,240
4.63% , 11/15/29
(c)
........... 500 462,135
5.00% , 02/15/32
(c)
........... 300 271,802
Ascent Resources Utica Holdings LLC
(c)
8.25% , 12/31/28 ............ 375 384,186
5.88% , 06/30/29 ............ 600 586,361
Ashton Woods USA LLC
(c)
6.63% , 01/15/28 ............ 13,054 13,030,270
4.63% , 08/01/29 ............ 1,702 1,533,425
4.63% , 04/01/30 ............ 4,694 4,195,309
AT&T, Inc.
2.90% , 12/04/26 ............ GBP 41,509 49,739,229
5.50% , 03/15/27
(b)
........... 17,800 22,544,027
4.25% , 06/01/43 ............ 8,200 8,451,814
Avantor Funding, Inc.
2.63% , 11/01/25
(b)
........... EUR 7,981 8,355,708
4.63% , 07/15/28
(c)
........... USD 575 547,169
3.88% , 11/01/29
(c)
........... 250 227,341
Aviation Capital Group LLC
(c)
4.13% , 08/01/25 ............ 1,736 1,702,905
1.95% , 09/20/26 ............ 640 589,831
Avient Corp.
(c)
5.75% , 05/15/25 ............ 350 349,050
7.13% , 08/01/30 ............ 850 866,230
Avis Budget Car Rental LLC
(c)
5.75% , 07/15/27 ............ 125 121,193
4.75% , 04/01/28 ............ 400 367,008
5.38% , 03/01/29 ............ 550 503,378
8.00% , 02/15/31 ............ 425 420,881
Ball Corp.
6.88% , 03/15/28 ............ 2,900 2,976,476
6.00% , 06/15/29 ............ 250 251,343
2.88% , 08/15/30 ............ 175 148,667
Banff Merger Sub, Inc. , 8.38%
,
09/01/26
(b)
................ EUR 7,393 7,898,135
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98% ,
09/25/25 ............... USD 4,015 3,970,012
(3-mo. CME Term SOFR + 1.13%),
2.46% , 10/22/25 .......... 8,361 8,273,978

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR + 1.07%),
3.37% , 01/23/26 .......... USD 6,152 $ 6,066,864
(3-mo. CME Term SOFR + 0.90%),
2.02% , 02/13/26 .......... 7,028 6,867,148
(1-day SOFR + 1.33%), 3.38% ,
04/02/26 ............... 7,908 7,766,389
(1-day SOFR + 1.15%), 1.32% ,
06/19/26 ............... 18,000 17,247,765
(3-mo. CME Term SOFR + 1.33%),
3.97% , 03/05/29 .......... 5,000 4,780,714
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 28,500 29,096,624
(3-mo. CME Term SOFR + 1.47%),
3.97% , 02/07/30 .......... 5,000 4,735,118
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 24,350 21,046,902
(1-day SOFR + 2.15%), 2.59% ,
04/29/31 ............... 4,150 3,588,155
(1-day SOFR + 1.37%), 1.92% ,
10/24/31 ............... 4,150 3,395,154
(1-day SOFR + 1.33%), 2.97% ,
02/04/33 ............... 8,350 7,066,396
Bath & Body Works, Inc.
7.50% , 06/15/29 ............ 200 205,985
6.63% , 10/01/30
(c)
........... 2,300 2,307,181
Bausch + Lomb Corp. , 8.38%
,
10/01/28
(c)
................ 1,660 1,699,425
Beazer Homes USA, Inc. , 7.25%
,
10/15/29 ................. 8,623 8,635,046
Becton Dickinson & Co. , 0.03%
,
08/13/25 ................. EUR 4,400 4,519,796
Belden, Inc.
(b)
3.38% , 07/15/27 ............ 2,635 2,730,691
3.88% , 03/15/28 ............ 3,121 3,236,948
Berry Global, Inc. , 4.88%
,
07/15/26
(c)
USD 8,000 7,855,107
Big River Steel LLC , 6.63%
,
01/31/29
(c)
5,243 5,254,671
Blackstone Private Credit Fund
4.70% , 03/24/25 ............ 2,182 2,160,308
7.05% , 09/29/25 ............ 4,752 4,797,775
Blackstone Secured Lending Fund ,
5.88%
,
11/15/27 ............ 9,211 9,144,068
Block, Inc.
2.75% , 06/01/26 ............ 500 472,299
3.50% , 06/01/31 ............ 275 237,230
Boeing Co. (The)
(c)
6.30% , 05/01/29 ............ 26,275 26,644,432
6.53% , 05/01/34 ............ 12,580 12,880,657
6.86% , 05/01/54 ............ 8,280 8,496,703
7.01% , 05/01/64 ............ 44,752 45,820,228
Booking Holdings, Inc. , 4.00%
,
03/01/44 ................. EUR 10,390 10,860,602
Boxer Parent Co., Inc. , 6.50%
,
10/02/25
(b)
................ 12,882 13,795,978
Boyd Gaming Corp.
4.75% , 12/01/27 ............ USD 375 360,927
4.75% , 06/15/31
(c)
........... 250 226,576
Breeze Aviation Group, Inc.
(Acquired 07/30/21 , cost
$ 8,026,719 ) 20.00% , 01/30/28
(d) (k)
8,027 8,153,053
Broadcom Corp. , 3.88%
,
01/15/27 .. 8,285 8,016,162
Broadcom, Inc.
4.00% , 04/15/29
(c)
........... 8,290 7,898,193
4.15% , 11/15/30 ............ 29,550 27,908,405
2.45% , 02/15/31
(c)
........... 8,000 6,736,885
3.42% , 04/15/33
(c)
........... 12,550 10,819,965
Security
Par (000)
Par (000) Value
United States (continued)
Buckeye Partners LP
4.35% , 10/15/24 ............ USD 1,647 $ 1,636,161
4.13% , 03/01/25
(c)
........... 1,644 1,621,762
3.95% , 12/01/26 ............ 521 494,516
4.50% , 03/01/28
(c)
........... 400 375,763
Builders FirstSource, Inc. , 6.38%
,
06/15/32
(c)
................ 1,025 1,026,477
Caesars Entertainment, Inc.
(c)
8.13% , 07/01/27 ............ 3,849 3,927,258
4.63% , 10/15/29 ............ 150 137,515
6.50% , 02/15/32 ............ 450 452,207
California Resources Corp.
(c)
7.13% , 02/01/26 ............ 2,042 2,046,558
8.25% , 06/15/29 ............ 4,771 4,870,456
Calpine Corp.
(c)
5.25% , 06/01/26 ............ 125 123,616
4.50% , 02/15/28 ............ 300 285,026
5.13% , 03/15/28 ............ 4,315 4,149,945
4.63% , 02/01/29 ............ 750 695,847
5.00% , 02/01/31 ............ 225 209,992
3.75% , 03/01/31 ............ 50 44,189
Calumet Specialty Products Partners
LP , 9.75%
,
07/15/28
(c)
......... 13,235 12,533,031
Carnival Corp. , 7.00%
,
08/15/29
(c)
... 1,225 1,266,736
Carnival plc , 1.00%
,
10/28/29 ..... EUR 8,000 6,995,660
Carrier Global Corp. , 4.50%
,
11/29/32 5,500 6,157,415
Catalent Pharma Solutions, Inc. , 2.38%
,
03/01/28
(b)
................ 8,337 8,534,117
CCO Holdings LLC
5.13% , 05/01/27
(c)
........... USD 800 768,117
5.38% , 06/01/29
(c)
........... 6,100 5,549,563
4.75% , 03/01/30
(c)
........... 4,725 4,092,448
4.50% , 08/15/30
(c)
........... 4,725 4,000,074
4.25% , 02/01/31
(c)
........... 5,100 4,163,849
4.50% , 05/01/32 ............ 900 724,879
4.50% , 06/01/33
(c)
........... 400 314,850
Century Communities, Inc. , 6.75%
,
06/01/27 ................. 1,186 1,192,432
Champions Financing, Inc. , 8.75%
,
02/15/29
(c)
................ 1,288 1,320,811
Charles River Laboratories
International, Inc.
(c)
3.75% , 03/15/29 ............ 475 433,437
4.00% , 03/15/31 ............ 225 200,677
Charter Communications Operating
LLC
4.91% , 07/23/25 ............ 4,261 4,219,610
6.15% , 11/10/26 ............ 18,327 18,504,114
2.25% , 01/15/29 ............ 31,294 26,746,419
5.05% , 03/30/29 ............ 8,300 7,982,049
6.10% , 06/01/29 ............ 10,000 10,032,705
Chemours Co. (The)
4.00% , 05/15/26 ............ EUR 8,700 9,014,454
5.38% , 05/15/27 ............ USD 75 71,191
5.75% , 11/15/28
(c)
........... 425 392,380
4.63% , 11/15/29
(c)
........... 1,637 1,409,459
Chesapeake Energy Corp.
6.13% , 02/15/21
(d) (e) (f)
......... 27,853 3
5.38% , 06/15/21
(d) (e) (f)
......... 4,795 —
5.50% , 02/01/26
(c)
........... 2,019 1,999,643
5.88% , 02/01/29
(c)
........... 25 24,749
6.75% , 04/15/29
(c)
........... 600 601,153
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 ............ 371 365,029
4.75% , 01/15/28 ............ 427 407,846

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.75% , 04/01/30 ............ USD 1,445 $ 1,403,579
6.75% , 05/01/31 ............ 600 603,248
Citigroup Global Markets Holdings, Inc. ,
7.15%
,
06/20/31
(b)
........... 13,000 13,000,000
Citigroup, Inc.
(1-day SOFR + 2.84%), 3.11% ,
04/08/26
(a)
.............. 6,313 6,184,923
(3-mo. EURIBOR + 1.07%), 1.50% ,
07/24/26
(a) (b)
............. EUR 10,500 10,976,746
1.75% , 10/23/26 ............ GBP 5,104 5,980,973
(3-mo. CME Term SOFR + 1.45%),
4.08% , 04/23/29
(a)
......... USD 12,280 11,772,457
Series CC , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.69%), 7.13%
(a) (o)
.. 25,065 25,008,927
(1-day SOFR + 1.36%), 5.17% ,
02/13/30
(a)
.............. 59,462 59,115,626
(3-mo. CME Term SOFR + 1.60%),
3.98% , 03/20/30
(a)
......... 2,075 1,958,826
(1-day SOFR + 1.15%), 2.67% ,
01/29/31
(a)
.............. 28,685 24,978,984
(1-day SOFR + 2.11%), 2.57% ,
06/03/31
(a)
.............. 28,500 24,462,223
(3-mo. EURIBOR + 1.05%), 3.75% ,
05/14/32
(a) (b)
............. EUR 8,500 9,009,280
Citizens Bank NA , (1-day SOFR +
1.45%), 6.06%
,
10/24/25
(a)
..... USD 1,750 1,749,029
Civitas Resources, Inc.
(c)
5.00% , 10/15/26 ............ 7,623 7,420,480
8.38% , 07/01/28 ............ 16,609 17,403,392
Clarios Global LP
4.38% , 05/15/26
(b)
........... EUR 5,382 5,735,034
6.25% , 05/15/26
(c)
........... USD 830 829,173
6.75% , 05/15/28
(c)
........... 875 885,546
Clean Harbors, Inc.
(c)
4.88% , 07/15/27 ............ 225 217,786
6.38% , 02/01/31 ............ 225 225,586
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 ............ 1,053 1,005,599
9.00% , 09/15/28 ............ 2,775 2,905,303
Cleveland-Cliffs, Inc.
5.88% , 06/01/27 ............ 225 223,423
6.75% , 04/15/30
(c)
........... 2,725 2,696,071
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ............ 36,906 35,441,374
9.00% , 09/30/29 ............ 4,766 4,624,071
8.25% , 06/30/32 ............ 14,659 14,941,127
Clydesdale Acquisition Holdings, Inc. ,
8.75%
,
04/15/30
(c)
........... 4,940 4,834,556
CNX Resources Corp. , 7.38%
,
01/15/31
(c)
................ 500 511,208
Comerica Bank , (1-day SOFR +
2.61%), 5.33%
,
08/25/33
(a)
..... 19,400 17,409,613
Commercial Metals Co.
4.13% , 01/15/30 ............ 22,119 20,219,553
4.38% , 03/15/32 ............ 7,677 6,921,421
CommScope Technologies LLC , 6.00%
,
06/15/25
(c)
................ 11,356 9,252,187
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 ............ 800 744,965
8.00% , 12/15/27 ............ 450 446,216
5.25% , 05/15/30 ............ 4,200 3,462,867
4.75% , 02/15/31 ............ 725 570,017
Compass Group Diversified Holdings
LLC , 5.25%
,
04/15/29
(c)
....... 450 426,812
Security
Par (000)
Par (000) Value
United States (continued)
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 ............ USD 700 $ 678,383
5.88% , 01/15/30 ............ 1,300 1,209,676
Coty, Inc.
5.00% , 04/15/26
(c)
........... 425 419,390
4.50% , 05/15/27
(b)
........... EUR 1,847 1,992,880
5.75% , 09/15/28
(b)
........... 2,500 2,787,817
6.63% , 07/15/30
(c)
........... USD 375 380,549
CQP Holdco LP , 7.50%
,
12/15/33
(c)
.. 1,825 1,893,069
Crescent Energy Finance LLC , 7.63%
,
04/01/32
(c)
................ 4,518 4,604,705
Crown Americas LLC
4.75% , 02/01/26 ............ 500 491,394
4.25% , 09/30/26 ............ 75 72,266
Crown European Holdings SA
(b)
3.38% , 05/15/25 ............ EUR 4,093 4,348,022
5.00% , 05/15/28 ............ 6,151 6,752,099
CrownRock LP , 5.63%
,
10/15/25
(c)
.. USD 542 540,716
CRSO Trust , 7.12%
,
07/10/28
(c)
.... 4,399 4,554,922
CSC Holdings LLC
(c)
5.50% , 04/15/27 ............ 15,472 12,549,956
11.25% , 05/15/28 ........... 3,579 3,116,900
11.75% , 01/31/29 ........... 7,101 6,056,117
6.50% , 02/01/29 ............ 5,900 4,306,305
4.50% , 11/15/31 ............ 4,075 2,629,274
Dana Financing Luxembourg SARL
(b)
3.00% , 07/15/29 ............ EUR 2,132 2,063,067
8.50% , 07/15/31 ............ 6,292 7,335,644
Dana, Inc.
5.63% , 06/15/28 ............ USD 100 97,018
4.25% , 09/01/30 ............ 300 261,883
Darling Ingredients, Inc.
(c)
5.25% , 04/15/27 ............ 400 391,473
6.00% , 06/15/30 ............ 175 172,072
DaVita, Inc.
(c)
4.63% , 06/01/30 ............ 700 632,541
3.75% , 02/15/31 ............ 1,775 1,514,002
Dell International LLC , 6.02%
,
06/15/26 4,446 4,492,516
Delta Air Lines, Inc.
7.38% , 01/15/26 ............ 575 586,507
4.38% , 04/19/28 ............ 100 96,367
Diamondback Energy, Inc.
5.75% , 04/18/54 ............ 11,057 10,719,117
5.90% , 04/18/64 ............ 13,194 12,735,971
DirecTV Financing LLC
(c)
5.88% , 08/15/27 ............ 600 564,352
8.88% , 02/01/30 ............ 1,800 1,761,690
Discover Bank , 2.45%
,
09/12/24 .... 20,685 20,540,622
DISH DBS Corp. , 5.88%
,
11/15/24 .. 22,532 21,395,551
DISH Network Corp.
(n)
0.00% , 12/15/25
(h)
........... 8,119 5,968,299
3.38% , 08/15/26 ............ 3,464 2,148,235
Dresdner Funding Trust I , 8.15%
,
06/30/31
(b)
................ 4,994 5,411,393
DT Midstream, Inc.
(c)
4.13% , 06/15/29 ............ 500 461,923
4.38% , 06/15/31 ............ 225 204,935
Duke Energy Corp.
3.10% , 06/15/28 ............ EUR 10,000 10,450,408
3.75% , 04/01/31 ............ 12,310 13,002,123
Eaton Capital UnLtd Co. , 3.60%
,
05/21/31
(b)
................ 6,090 6,537,282
Edgewell Personal Care Co. , 4.13%
,
04/01/29
(c)
................ USD 525 483,277

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Edison International
6.95% , 11/15/29 ............ USD 4,150 $ 4,412,214
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88% , 06/15/54
(a)
... 19,340 19,927,801
Elanco Animal Health, Inc. , 6.65%
,
08/28/28
(g)
................ 13 13,178
EMRLD Borrower LP , 6.38%
,
12/15/30
(b)
................ EUR 9,045 10,049,996
Encompass Health Corp.
4.50% , 02/01/28 ............ USD 450 428,060
4.63% , 04/01/31 ............ 375 344,145
Encore Capital Group, Inc.
(b)
4.88% , 10/15/25 ............ EUR 7,437 7,907,310
5.38% , 02/15/26 ............ GBP 2,175 2,708,176
Endo Finance Holdings, Inc. , 8.50%
,
04/15/31
(c)
................ USD 3,440 3,550,001
Energizer Holdings, Inc. , 4.38%
,
03/31/29
(c)
................ 850 768,951
Energy Transfer LP
5.63% , 05/01/27
(c)
........... 700 696,870
Series B , (3-mo. LIBOR USD +
4.16%), 6.63%
(a) (o)
......... 5,421 5,260,702
5.25% , 04/15/29 ............ 4,200 4,183,377
5.25% , 07/01/29 ............ 7,003 6,959,436
7.38% , 02/01/31
(c)
........... 350 365,221
EnLink Midstream LLC
5.38% , 06/01/29 ............ 425 415,046
6.50% , 09/01/30
(c)
........... 275 281,478
EnLink Midstream Partners LP
4.15% , 06/01/25 ............ 425 417,672
4.85% , 07/15/26 ............ 7,345 7,208,477
Entegris, Inc. , 4.75%
,
04/15/29
(c)
... 1,500 1,435,136
EQM Midstream Partners LP
(c)
6.00% , 07/01/25 ............ 300 300,059
7.50% , 06/01/27 ............ 5,775 5,897,494
6.50% , 07/01/27 ............ 225 227,416
4.50% , 01/15/29 ............ 375 353,893
7.50% , 06/01/30 ............ 5,025 5,362,615
EQT Corp.
3.13% , 05/15/26
(c)
........... 2,492 2,381,361
7.00% , 02/01/30
(g)
........... 6,130 6,505,322
5.75% , 02/01/34 ............ 23,056 22,853,707
Equinix, Inc.
1.55% , 03/15/28 ............ 15,130 13,230,884
3.20% , 11/18/29 ............ 9,709 8,747,960
3.40% , 02/15/52 ............ 780 534,499
EquipmentShare.com, Inc. , 9.00%
,
05/15/28
(c)
................ 12,606 13,009,064
Esab Corp. , 6.25%
,
04/15/29
(c)
..... 4,305 4,330,817
ESC Investments & Realty Corp., Inc. ,
6.63%
,
08/15/20
(d) (e) (f)
......... 1,665 —
Fair Isaac Corp.
(c)
5.25% , 05/15/26 ............ 300 296,774
4.00% , 06/15/28 ............ 275 257,235
Ferrellgas LP
(c)
5.38% , 04/01/26 ............ 425 415,771
5.88% , 04/01/29 ............ 300 276,015
Fifth Third Bancorp , (1-day SOFR +
1.84%), 5.63%
,
01/29/32
(a)
..... 4,200 4,163,426
FirstEnergy Corp.
Series B , 4.15% , 07/15/27
(g)
.... 575 551,741
Series B , 2.25% , 09/01/30 ...... 275 230,189
FirstEnergy Pennsylvania Electric Co. ,
4.00%
,
04/15/25
(c)
........... 3,536 3,479,670
Security
Par (000)
Par (000) Value
United States (continued)
Fiserv, Inc. , 2.25%
,
07/01/25 ...... GBP 3,800 $ 4,654,573
Five Point Operating Co. LP , 10.50%
,
01/15/28
(c) (g)
............... USD 18,662 19,071,221
FLYR, Inc. , 7.74%
,
01/20/27
(d)
..... 12,298 11,852,463
Ford Motor Co.
3.25% , 02/12/32 ............ 2,269 1,875,178
6.10% , 08/19/32 ............ 12,205 12,187,576
Ford Motor Credit Co. LLC
5.13% , 06/16/25 ............ 12,600 12,504,781
4.13% , 08/04/25 ............ 7,527 7,385,754
3.38% , 11/13/25 ............ 4,432 4,289,311
4.39% , 01/08/26 ............ 2,218 2,170,714
6.95% , 03/06/26 ............ 4,552 4,625,513
6.86% , 06/05/26 ............ GBP 19,640 25,411,896
6.95% , 06/10/26 ............ USD 3,725 3,796,276
2.70% , 08/10/26 ............ 15,371 14,437,418
4.27% , 01/09/27 ............ 16,350 15,754,023
2.90% , 02/16/28 ............ 20,100 18,181,116
6.13% , 05/15/28 ............ EUR 3,142 3,597,374
6.80% , 11/07/28 ............ USD 2,750 2,841,558
5.80% , 03/08/29 ............ 15,000 14,947,312
Forestar Group, Inc.
(c)
3.85% , 05/15/26 ............ 244 233,461
5.00% , 03/01/28 ............ 17,122 16,415,355
Foundry JV Holdco LLC
(c)
5.90% , 01/25/30 ............ 15,700 15,924,313
6.25% , 01/25/35 ............ 11,255 11,493,628
6.40% , 01/25/38 ............ 7,265 7,488,029
Freed Hotels & Resorts , 12.00%
,
11/30/28
(a) (d)
............... 109,764 109,083,035
Freedom Mortgage Corp.
(c)
7.63% , 05/01/26 ............ 125 124,114
6.63% , 01/15/27 ............ 350 338,045
12.00% , 10/01/28 ........... 1,050 1,127,456
12.25% , 10/01/30 ........... 200 215,146
Freedom Mortgage Holdings LLC ,
9.25%
,
02/01/29
(c)
........... 1,175 1,174,241
Freewire Technologies, Inc. , 6.00%
,
02/20/28
(d)
................ 19,743 2
Frontier Communications Holdings
LLC
(c)
5.00% , 05/01/28 ............ 2,425 2,284,579
8.75% , 05/15/30 ............ 23,262 23,970,156
8.63% , 03/15/31 ............ 9,270 9,549,275
Frontier Florida LLC , Series E , 6.86%
,
02/01/28 ................. 19,615 19,664,037
Frontier North, Inc. , Series G , 6.73%
,
02/15/28 ................. 4,850 4,801,500
Full House Resorts, Inc. , 8.25%
,
02/15/28
(c)
................ 2,412 2,310,799
Gap, Inc. (The)
(c)
3.63% , 10/01/29 ............ 2,425 2,099,423
3.88% , 10/01/31 ............ 200 166,958
Gen Digital, Inc.
(c)
6.75% , 09/30/27 ............ 9,371 9,489,890
7.13% , 09/30/30 ............ 250 256,186
General Motors Financial Co., Inc.
2.90% , 02/26/25 ............ 2,000 1,962,381
5.15% , 08/15/26
(b)
........... GBP 6,800 8,522,110
5.35% , 07/15/27 ............ USD 9,781 9,753,542
4.50% , 11/22/27
(b)
........... EUR 6,500 7,129,798
5.80% , 01/07/29 ............ USD 8,400 8,474,759
5.55% , 07/15/29 ............ 14,362 14,361,479
5.75% , 02/08/31 ............ 4,092 4,102,919

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Genesis Energy LP
8.00% , 01/15/27 ............ USD 500 $ 511,229
8.25% , 01/15/29 ............ 200 206,468
8.88% , 04/15/30 ............ 2,575 2,708,697
GFL Environmental, Inc.
(c)
5.13% , 12/15/26 ............ 25 24,758
4.00% , 08/01/28 ............ 1,950 1,812,348
6.75% , 01/15/31 ............ 400 408,074
Global Payments, Inc. , 4.88%
,
03/17/31 EUR 16,606 18,366,628
GLP Capital LP , 4.00%
,
01/15/31 ... USD 3,678 3,297,492
Go Daddy Operating Co. LLC
(c)
5.25% , 12/01/27 ............ 125 122,392
3.50% , 03/01/29 ............ 350 316,070
Goldman Sachs Finance Corp.
International Ltd.
(b)(h)(n)
Series 700 , 0.00% , 03/15/27 .... 3,900 4,390,425
Series 1MTN , 0.00% , 05/10/27 .. 5,400 5,176,368
Goldman Sachs Group, Inc. (The)
Series U , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.92%), 3.65%
(a) (o)
.. 14,191 13,196,156
7.25% , 04/10/28 ............ GBP 3,332 4,499,179
(3-mo. CME Term SOFR + 1.56%),
4.22% , 05/01/29
(a)
......... USD 35,802 34,463,881
(1-day SOFR + 1.77%), 6.48% ,
10/24/29
(a)
.............. 9,005 9,401,625
(1-day SOFR + 1.27%), 5.73% ,
04/25/30
(a)
.............. 57,000 58,012,092
3.00% , 02/12/31
(b)
........... EUR 7,500 7,741,964
Goodyear Europe BV , 2.75%
,
08/15/28
(b)
................ 2,000 1,935,849
Goodyear Tire & Rubber Co. (The)
4.88% , 03/15/27 ............ USD 300 289,987
5.00% , 07/15/29 ............ 1,975 1,838,316
5.25% , 07/15/31 ............ 300 273,209
5.63% , 04/30/33 ............ 100 90,392
GoTo Group, Inc.
5.50% , 05/01/28
(c)
........... 20,429 12,360,933
Grand Canyon University , 5.13%
,
10/01/28 ................. 8,775 7,913,383
Graphic Packaging International LLC
3.50% , 03/15/28
(c)
........... 400 368,819
2.63% , 02/01/29
(b)
........... EUR 1,246 1,237,942
Gray Television, Inc.
(c)
7.00% , 05/15/27 ............ USD 400 368,281
4.75% , 10/15/30 ............ 2,750 1,650,237
5.38% , 11/15/31 ............ 200 113,375
H&E Equipment Services, Inc. , 3.88%
,
12/15/28
(c)
................ 525 473,691
Hanesbrands, Inc.
(c)
4.88% , 05/15/26 ............ 1,025 1,002,759
9.00% , 02/15/31 ............ 600 628,645
Harley-Davidson Financial Services,
Inc. , 3.35%
,
06/08/25
(c)
........ 4,153 4,055,599
HAT Holdings I LLC
(c)
3.38% , 06/15/26 ............ 5,279 4,977,817
8.00% , 06/15/27 ............ 425 441,846
HCA, Inc.
4.50% , 02/15/27 ............ 20,000 19,543,160
5.20% , 06/01/28 ............ 4,830 4,810,873
5.63% , 09/01/28 ............ 16,921 17,071,936
5.88% , 02/01/29 ............ 23,080 23,497,724
5.45% , 04/01/31 ............ 2,335 2,333,323
3.63% , 03/15/32 ............ 3,200 2,818,762
Security
Par (000)
Par (000) Value
United States (continued)
Helios Software Holdings, Inc.
7.88% , 05/01/29
(b)
........... EUR 5,937 $ 6,364,741
Hertz Corp. (The)
(c)
4.63% , 12/01/26 ............ USD 400 290,184
5.00% , 12/01/29
(q)
........... 2,075 1,274,270
Hess Midstream Operations LP
(c)
5.63% , 02/15/26 ............ 525 521,043
5.13% , 06/15/28 ............ 150 145,238
4.25% , 02/15/30 ............ 100 91,791
Hilcorp Energy I LP
(c)
5.75% , 02/01/29 ............ 475 459,643
8.38% , 11/01/33 ............ 2,250 2,397,953
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28
(c)
........... 450 447,763
4.88% , 01/15/30 ............ 17 16,316
4.00% , 05/01/31
(c)
........... 1,575 1,409,792
3.63% , 02/15/32
(c)
........... 150 129,807
Hilton Grand Vacations Borrower
Escrow LLC
(c)
5.00% , 06/01/29 ............ 1,972 1,838,789
4.88% , 07/01/31 ............ 275 243,447
Hilton Worldwide Finance LLC , 4.88%
,
04/01/27 ................. 975 957,960
Hologic, Inc. , 3.25%
,
02/15/29
(c)
.... 625 560,693
Homes By West Bay LLC , 11.00%
,
02/06/30
(d)
................ 80,958 80,958,000
Honeywell International, Inc. , 3.75%
,
05/17/32 ................. EUR 7,800 8,373,976
Howard Hughes Corp. (The) , 5.38%
,
08/01/28
(c)
................ USD 8,796 8,359,391
Hudson Pacific Properties LP
3.95% , 11/01/27 ............ 425 355,400
4.65% , 04/01/29 ............ 125 96,267
3.25% , 01/15/30 ............ 250 172,672
Huntington Bancshares, Inc. , (SOFR
Index + 1.87%), 5.71%
,
02/02/35
(a)
8,421 8,290,243
Hyatt Hotels Corp. , 5.38%
,
04/23/25
(g)
5,964 5,939,786
Hyundai Capital America
(a)(b)
(1-day SOFR + 1.04%), 6.39% ,
03/19/27 ............... 10,000 10,033,035
(1-day SOFR + 1.04%), 6.38% ,
06/24/27 ............... 10,000 10,017,730
Icahn Enterprises LP
6.25% , 05/15/26 ............ 425 421,645
5.25% , 05/15/27 ............ 350 328,518
9.75% , 01/15/29
(c)
........... 3,300 3,418,793
Illinois Tool Works, Inc. , 3.25%
,
05/17/28 ................. EUR 18,290 19,551,242
Imola Merger Corp. , 4.75%
,
05/15/29
(c)
USD 700 654,389
Insightful Corp. , 7.00%
,
01/25/29
(d)
.. 4,399 4,623,153
International Flavors & Fragrances,
Inc. , 1.23%
,
10/01/25
(c)
........ 6,667 6,305,660
International Game Technology plc
(c)
4.13% , 04/15/26 ............ 500 486,753
6.25% , 01/15/27 ............ 300 300,980
IQVIA, Inc.
(c)
5.00% , 10/15/26 ............ 225 220,764
5.00% , 05/15/27 ............ 375 365,889
6.50% , 05/15/30 ............ 300 304,512
IRB Holding Corp. , 7.00%
,
06/15/25
(c)
72 72,016
Iron Mountain Information Management
Services, Inc. , 5.00%
,
07/15/32
(c)
. 475 433,884
Iron Mountain UK plc , 3.88%
,
11/15/25
(b)
................ GBP 6,724 8,296,955

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 ............ USD 1,950 $ 1,984,303
4.50% , 02/15/31 ............ 4,150 3,746,108
Jazz Securities DAC , 4.38%
,
01/15/29
(c)
675 626,642
JP Morgan Structured Products BV ,
10.00%
,
05/21/26
(b)
.......... 10,022 9,505,490
JPMorgan Chase & Co.
3.13% , 01/23/25 ............ 4,150 4,093,352
(1-day SOFR + 0.49%), 0.77% ,
08/09/25
(a)
.............. 14,173 14,095,420
(1-day SOFR + 0.61%), 1.56% ,
12/10/25
(a)
.............. 2,500 2,453,534
(3-mo. CME Term SOFR + 1.59%),
2.01% , 03/13/26
(a)
......... 16,610 16,179,898
(1-day SOFR + 1.85%), 2.08% ,
04/22/26
(a)
.............. 16,610 16,129,315
(Sterling Overnight Index Average +
0.68%), 0.99% , 04/28/26
(a) (b)
.. GBP 20,248 24,680,253
Series KK , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(a) (o)
.. USD 15,185 14,362,878
(3-mo. EURIBOR + 0.61%), 4.38% ,
06/06/28
(a) (b)
............. EUR 16,620 17,827,970
(3-mo. CME Term SOFR + 1.38%),
4.01% , 04/23/29
(a)
......... USD 6,234 5,960,708
(1-day SOFR + 1.02%), 2.07% ,
06/01/29
(a)
.............. 6,544 5,821,260
(1-day SOFR + 1.57%), 6.09% ,
10/23/29
(a)
.............. 12,949 13,379,172
(1-day SOFR + 1.16%), 5.58% ,
04/22/30
(a)
.............. 12,000 12,190,091
(3-mo. CME Term SOFR + 1.42%),
3.70% , 05/06/30
(a)
......... 22,213 20,769,835
(3-mo. EURIBOR + 0.98%), 3.76% ,
03/21/34
(a) (b)
............. EUR 28,220 30,041,021
Series u , (3-mo. CME Term SOFR
at 0.00% Floor + 1.21%), 6.54% ,
02/02/37
(a)
.............. USD 11,163 10,241,687
Series W , (3-mo. CME Term SOFR
at 0.00% Floor + 1.26%), 6.58% ,
05/15/47
(a)
.............. 7,463 6,855,138
KeyCorp , (SOFR Index + 2.42%),
6.40%
,
03/06/35
(a)
........... 24,795 25,138,113
Kohl's Corp. , 4.63%
,
05/01/31
(g)
.... 1,450 1,212,965
Kraft Heinz Foods Co.
(3-mo. EURIBOR + 0.50%), 4.29% ,
05/09/25
(a)
.............. EUR 27,700 29,722,569
4.13% , 07/01/27
(b)
........... GBP 1,960 2,421,765
Kronos International, Inc.
(b)
3.75% , 09/15/25 ............ EUR 1,305 1,374,879
9.50% , 03/15/29 ............ 8,916 10,350,433
Lamar Media Corp.
3.75% , 02/15/28 ............ USD 810 757,562
4.88% , 01/15/29 ............ 425 408,397
4.00% , 02/15/30 ............ 175 158,654
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 ............ 250 242,115
4.38% , 01/31/32 ............ 400 356,748
Landsea Homes Corp. , 11.00%
,
07/17/28
(d)
................ 78,968 83,706,080
Las Vegas Sands Corp.
2.90% , 06/25/25 ............ 4,222 4,097,448
3.50% , 08/18/26 ............ 13,403 12,788,287
3.90% , 08/08/29 ............ 100 91,470
Security
Par (000)
Par (000) Value
United States (continued)
Lessen, Inc. , (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a) (c) (d)
.. USD 42,640 $ 39,177,462
Level 3 Financing, Inc.
(c)
4.63% , 09/15/27 ............ 12,479 6,451,329
11.00% , 11/15/29 ........... 12,135 12,418,037
LGI Homes, Inc. , 8.75%
,
12/15/28
(c)
. 11,340 11,811,794
Light & Wonder International, Inc.
(c)
7.00% , 05/15/28 ............ 569 571,940
7.50% , 09/01/31 ............ 1,375 1,420,678
Lightning eMotors, Inc. , 7.50%
,
05/15/25
(c) (e) (f) (n)
............. 4,313 52,988
Linde plc , 3.00%
,
02/14/28
(b)
...... EUR 9,100 9,634,973
Lions Gate Capital Holdings 1, Inc. ,
5.50%
,
04/15/29
(c)
........... USD 33,936 30,132,453
Lithia Motors, Inc.
(c)
3.88% , 06/01/29 ............ 1,000 898,279
4.38% , 01/15/31 ............ 1,700 1,513,409
Live Nation Entertainment, Inc.
(c)
6.50% , 05/15/27 ............ 975 980,583
4.75% , 10/15/27 ............ 375 359,372
3.75% , 01/15/28 ............ 150 139,332
M/I Homes, Inc. , 4.95%
,
02/01/28 ... 225 216,955
Macy's Retail Holdings LLC
(c)
5.88% , 04/01/29 ............ 600 582,295
5.88% , 03/15/30 ............ 175 167,848
6.13% , 03/15/32 ............ 100 95,496
Massachusetts Institute of Technology ,
3.96%
,
07/01/38 ............ 8,375 7,612,623
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 ............ 450 421,075
3.63% , 10/01/31 ............ 200 169,405
Mauser Packaging Solutions Holding
Co. , 7.88%
,
04/15/27
(c)
........ 28,158 28,720,913
Medline Borrower LP , 3.88%
,
04/01/29
(c)
................ 23,832 21,947,120
Medtronic Global Holdings SCA , 2.63%
,
10/15/25 ................. EUR 4,940 5,213,876
Medtronic, Inc. , 4.15%
,
10/15/53 ... 11,960 12,917,051
MGM Resorts International
5.75% , 06/15/25 ............ USD 121 120,605
4.63% , 09/01/26 ............ 75 73,179
5.50% , 04/15/27 ............ 125 123,335
4.75% , 10/15/28 ............ 1,450 1,380,488
MicroStrategy, Inc. , 2.25%
,
06/15/32
(c) (n)
10,000 9,460,195
Midwest Gaming Borrower LLC , 4.88%
,
05/01/29
(c)
................ 5,385 5,016,085
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 ............ 375 352,963
3.88% , 11/15/30 ............ 175 155,576
3.88% , 05/15/32 ............ 100 86,650
Molson Coors Beverage Co. , 3.80%
,
06/15/32 ................. EUR 7,930 8,526,502
Morgan Stanley
(a)
Series I , (1-day SOFR + 0.75%),
0.86% , 10/21/25 .......... USD 2,565 2,525,364
(1-day SOFR + 0.56%), 1.16% ,
10/21/25 ............... 27,197 26,804,263
(1-day SOFR + 0.94%), 2.63% ,
02/18/26 ............... 12,457 12,211,556
(3-mo. EURIBOR + 0.65%), 4.36% ,
03/19/27 ............... EUR 42,400 45,527,795
(1-day SOFR + 0.86%), 1.51% ,
07/20/27 ............... USD 9,393 8,683,865

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. EURIBOR + 0.70%), 0.41% ,
10/29/27 ............... EUR 18,000 $ 17,898,787
(1-day SOFR + 1.00%), 2.48% ,
01/21/28 ............... USD 8,250 7,692,555
(1-day SOFR + 1.01%), 5.65% ,
04/13/28 ............... 25,000 25,247,620
(1-day SOFR + 1.59%), 5.16% ,
04/20/29 ............... 10,000 9,967,547
(1-day SOFR + 1.83%), 6.41% ,
11/01/29 ............... 24,375 25,431,953
(1-day SOFR + 1.26%), 5.66% ,
04/18/30 ............... 22,000 22,372,604
(1-day SOFR + 1.14%), 2.70% ,
01/22/31 ............... 22,300 19,547,739
(1-day SOFR + 3.12%), 3.62% ,
04/01/31 ............... 15,000 13,764,217
(3-mo. EURIBOR + 1.24%), 3.96% ,
03/21/35 ............... EUR 10,100 10,749,424
Motorola Solutions, Inc. , 4.60%
,
05/23/29 ................. USD 8,240 8,029,013
MSD Netherlands Capital BV , 3.75%
,
05/30/54 ................. EUR 12,910 13,418,182
Murphy Oil Corp. , 5.88%
,
12/01/27 .. USD 325 324,595
Murphy Oil USA, Inc. , 3.75%
,
02/15/31
(c)
................ 900 792,525
National Grid North America, Inc.
(b)
1.05% , 01/20/31 ............ EUR 3,871 3,470,467
4.67% , 09/12/33 ............ 9,440 10,505,719
Nationstar Mortgage Holdings, Inc.
(c)
6.00% , 01/15/27 ............ USD 2,068 2,045,953
5.50% , 08/15/28 ............ 5,771 5,545,485
5.13% , 12/15/30 ............ 5,463 5,009,521
5.75% , 11/15/31 ............ 2,581 2,425,924
Navient Corp.
5.00% , 03/15/27 ............ 150 143,178
9.38% , 07/25/30 ............ 275 289,156
11.50% , 03/15/31 ........... 675 743,463
NCL Corp. Ltd.
(c)
8.38% , 02/01/28 ............ 625 653,088
8.13% , 01/15/29 ............ 3,275 3,431,389
NCR Atleos Corp. , 9.50%
,
04/01/29
(c)
12,840 13,876,715
Neogen Food Safety Corp. , 8.63%
,
07/20/30
(c)
................ 2,639 2,849,043
Neptune Bidco US, Inc. , 9.29%
,
04/15/29
(c)
................ 1,050 1,007,764
Netflix, Inc. , 3.63%
,
05/15/27 ...... EUR 11,800 12,696,074
New York Life Global Funding , 4.35%
,
09/16/25
(b)
................ GBP 3,899 4,874,061
Newell Brands, Inc.
5.70% , 04/01/26
(g)
........... USD 660 651,884
6.38% , 09/15/27 ............ 1,250 1,232,682
6.63% , 09/15/29 ............ 475 465,751
News Corp.
(c)
3.88% , 05/15/29 ............ 475 437,237
5.13% , 02/15/32 ............ 125 118,576
Nexstar Media, Inc.
(c)
5.63% , 07/15/27 ............ 3,106 2,950,723
4.75% , 11/01/28 ............ 525 466,779
NextEra Energy Capital Holdings, Inc. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.46%), 6.75%
,
06/15/54
(a)
..... 18,260 18,364,703
NGL Energy Operating LLC , 8.38%
,
02/15/32
(c)
................ 575 583,852
Security
Par (000)
Par (000) Value
United States (continued)
NiSource, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.45%), 6.95%
,
11/30/54
(a)
................ USD 2,645 $ 2,657,162
Nissan Motor Acceptance Co. LLC ,
2.75%
,
03/09/28
(b)
........... 10,000 8,915,480
Nordstrom, Inc. , 4.25%
,
08/01/31 ... 1,025 911,416
Novelis Corp.
(c)
3.25% , 11/15/26 ............ 350 329,352
3.88% , 08/15/31 ............ 1,225 1,060,584
NRG Energy, Inc.
5.75% , 01/15/28 ............ 14 13,891
3.38% , 02/15/29
(c)
........... 950 845,082
5.25% , 06/15/29
(c)
........... 13 12,477
3.63% , 02/15/31
(c)
........... 2,750 2,358,390
3.88% , 02/15/32
(c)
........... 50 42,930
NuStar Logistics LP
5.75% , 10/01/25 ............ 375 372,652
5.63% , 04/28/27 ............ 300 297,473
6.38% , 10/01/30 ............ 300 305,059
Occidental Petroleum Corp. , 6.63%
,
09/01/30 ................. 4,200 4,404,628
OI European Group BV
(b)
6.25% , 05/15/28 ............ EUR 6,349 7,028,943
5.25% , 06/01/29 ............ 4,255 4,572,796
Olin Corp.
5.13% , 09/15/27 ............ USD 500 484,999
5.00% , 02/01/30 ............ 200 188,976
Olympus Water US Holding Corp.
7.13% , 10/01/27
(c)
........... 3,940 3,954,964
9.63% , 11/15/28
(b)
........... EUR 12,553 14,403,175
9.75% , 11/15/28
(c)
........... USD 16,970 17,953,763
OneMain Finance Corp.
7.13% , 03/15/26 ............ 625 635,096
9.00% , 01/15/29 ............ 575 606,638
7.88% , 03/15/30 ............ 5,150 5,309,938
4.00% , 09/15/30 ............ 150 128,736
OPENLANE, Inc. , 5.13%
,
06/01/25
(c)
. 117 115,284
Oracle Corp.
2.50% , 04/01/25 ............ 12,000 11,722,004
6.15% , 11/09/29 ............ 12,675 13,256,889
2.95% , 04/01/30 ............ 20,400 18,142,675
2.88% , 03/25/31 ............ 8,300 7,166,841
Organon & Co.
2.88% , 04/30/28
(b)
........... EUR 10,331 10,401,805
4.13% , 04/30/28
(c)
........... USD 1,125 1,044,783
5.13% , 04/30/31
(c)
........... 1,000 898,252
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ............ 294 284,597
4.25% , 01/15/29 ............ 2,025 1,846,435
4.63% , 03/15/30 ............ 427 384,489
Pacific Gas & Electric Co.
3.40% , 08/15/24 ............ 1,325 1,320,535
3.30% , 12/01/27 ............ 8,400 7,830,208
5.55% , 05/15/29 ............ 15,000 15,033,749
Pactiv Evergreen Group Issuer LLC ,
4.38%
,
10/15/28
(c)
........... 200 186,625
Pactiv Evergreen Group Issuer, Inc. ,
4.00%
,
10/15/27
(c)
........... 350 327,820
Palomino Funding Trust I , 7.23%
,
05/17/28
(c)
................ 4,440 4,660,229
Paramount Global
7.88% , 07/30/30 ............ 7,260 7,430,909
5.25% , 04/01/44 ............ 22,973 16,731,019
4.90% , 08/15/44 ............ 1,760 1,224,056

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(a)
... USD 19,102 $ 16,870,075
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(c)
........... 9,502 8,910,183
PBF Holding Co. LLC , 7.88%
,
09/15/30
(c)
................ 1,625 1,663,555
PennyMac Financial Services, Inc.
(c)
5.38% , 10/15/25 ............ 100 99,112
7.88% , 12/15/29 ............ 6,311 6,507,796
5.75% , 09/15/31 ............ 50 46,821
Performance Food Group, Inc. , 4.25%
,
08/01/29
(c)
................ 1,025 933,169
Permian Resources Operating LLC
(c)
5.38% , 01/15/26 ............ 32,104 31,748,233
7.75% , 02/15/26 ............ 1,526 1,538,426
8.00% , 04/15/27 ............ 9,512 9,725,449
5.88% , 07/01/29 ............ 2,835 2,791,591
7.00% , 01/15/32 ............ 3,634 3,733,085
Perrigo Finance Unlimited Co.
4.38% , 03/15/26 ............ 525 507,694
5.15% , 06/15/30
(g)
........... 200 183,863
PG&E Corp.
5.00% , 07/01/28 ............ 450 432,964
5.25% , 07/01/30 ............ 100 95,503
Pilgrim's Pride Corp.
4.25% , 04/15/31 ............ 750 682,601
6.25% , 07/01/33 ............ 12,804 13,042,833
Pioneer, Inc. , 10.50%
,
11/18/30
(a) (c) (d)
. 31,512 31,552,552
Pitney Bowes, Inc. , 6.88%
,
03/15/27
(c)
30,040 28,374,667
Playtika Holding Corp. , 4.25%
,
03/15/29
(c)
................ 1,694 1,486,415
PNC Bank NA , 3.25%
,
01/22/28 .... 8,500 7,956,871
PNC Financial Services Group, Inc.
(The)
(a)
(1-day SOFR + 1.84%), 5.58% ,
06/12/29 ............... 3,400 3,437,192
(1-day SOFR + 1.20%), 5.49% ,
05/14/30 ............... 20,000 20,111,256
Post Holdings, Inc.
(c)
5.63% , 01/15/28 ............ 350 344,573
4.63% , 04/15/30 ............ 925 849,999
4.50% , 09/15/31 ............ 2,500 2,240,867
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 ............ 1,350 970,852
5.88% , 09/01/31 ............ 525 357,043
Prime Security Services Borrower LLC
(c)
5.75% , 04/15/26 ............ 450 446,581
3.38% , 08/31/27 ............ 125 115,659
6.25% , 01/15/28 ............ 425 418,804
Prologis Targeted US Logistics Fund
LP , 5.25%
,
04/01/29
(c)
......... 11,849 11,857,013
Qorvo, Inc. , 1.75%
,
12/15/24 ...... 2,632 2,576,197
Rand Parent LLC , 8.50%
,
02/15/30
(c)
16,557 16,762,489
Range Resources Corp.
4.88% , 05/15/25 ............ 400 397,538
8.25% , 01/15/29 ............ 400 414,494
Resorts World Las Vegas LLC
4.63% , 04/16/29
(b)
........... 4,000 3,585,000
4.63% , 04/06/31
(c)
........... 3,000 2,595,000
Reworld Holding Corp. , 4.88%
,
12/01/29
(c)
................ 6,228 5,684,468
RHP Hotel Properties LP
4.75% , 10/15/27 ............ 836 804,882
7.25% , 07/15/28
(c)
........... 250 258,519
Security
Par (000)
Par (000) Value
United States (continued)
4.50% , 02/15/29
(c)
........... USD 350 $ 328,233
RingCentral, Inc. , 8.50%
,
08/15/30
(c)
. 19,015 19,846,450
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 ............ 16,542 15,448,355
3.63% , 03/01/29 ............ 5,455 4,948,370
3.88% , 03/01/31 ............ 926 806,993
4.00% , 10/15/33 ............ 100 84,269
Rockies Express Pipeline LLC
(c)
3.60% , 05/15/25 ............ 375 366,149
4.95% , 07/15/29 ............ 150 141,209
Royalty Pharma plc , 5.15%
,
09/02/29 18,740 18,581,686
RTX Corp. , 2.15%
,
05/18/30 ...... EUR 14,800 14,360,979
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 ............ USD 16,414 15,121,654
11.25% , 12/15/27 ........... 12,027 11,691,210
Sally Holdings LLC , 6.75%
,
03/01/32 6,824 6,741,612
Santander Holdings USA, Inc. , 3.45%
,
06/02/25 ................. 1,988 1,944,958
SBA Communications Corp.
3.88% , 02/15/27 ............ 450 428,863
3.13% , 02/01/29 ............ 2,700 2,407,178
SC Johnson & Son, Inc. , 3.35%
,
09/30/24
(c)
................ 1,210 1,201,915
SCIL IV LLC
(b)
4.38% , 11/01/26 ............ EUR 2,376 2,518,623
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 8.21% , 11/01/26
(a)
... 2,347 2,526,087
9.50% , 07/15/28 ............ 6,719 7,776,047
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ............ USD 575 525,585
4.38% , 02/01/32 ............ 500 430,742
Seagate HDD Cayman
4.88% , 06/01/27 ............ 200 195,490
8.25% , 12/15/29
(c)
........... 7,048 7,558,980
8.50% , 07/15/31
(c)
........... 5,057 5,446,511
9.63% , 12/01/32 ............ 14,005 15,974,663
Sealed Air Corp.
(c)
4.00% , 12/01/27 ............ 300 281,948
6.13% , 02/01/28 ............ 75 74,819
Select Medical Corp. , 6.25%
,
08/15/26
(c)
................ 8,517 8,559,040
Sempra , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.79%), 6.88%
,
10/01/54
(a)
.... 20,970 20,840,986
Sensata Technologies BV
(c)
5.00% , 10/01/25 ............ 450 453,697
4.00% , 04/15/29 ............ 250 229,525
Sensata Technologies, Inc. , 3.75%
,
02/15/31
(c)
................ 925 806,229
Service Corp. International
4.63% , 12/15/27 ............ 425 411,199
3.38% , 08/15/30 ............ 150 130,544
4.00% , 05/15/31 ............ 825 734,725
Service Properties Trust
4.95% , 02/15/27 ............ 525 477,080
5.50% , 12/15/27 ............ 1,793 1,665,588
3.95% , 01/15/28 ............ 1,100 921,232
8.38% , 06/15/29 ............ 22,089 21,713,623
4.38% , 02/15/30 ............ 525 370,821
8.63% , 11/15/31
(c)
........... 11,673 12,166,928
8.88% , 06/15/32 ............ 23,998 22,383,775
Sherwin-Williams Co. (The) , 2.95%
,
08/15/29 ................. 1,825 1,644,730
Silgan Holdings, Inc. , 3.25%
,
03/15/25 EUR 6,300 6,678,900

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sirius XM Radio, Inc.
(c)
5.00% , 08/01/27 ............ USD 1,856 $ 1,776,602
4.00% , 07/15/28 ............ 3,800 3,432,743
5.50% , 07/01/29 ............ 898 843,579
4.13% , 07/01/30 ............ 900 768,705
3.88% , 09/01/31 ............ 700 571,434
Sitio Royalties Operating Partnership
LP , 7.88%
,
11/01/28
(c)
......... 5,259 5,437,653
Six Flags Entertainment Corp.
(c)
5.50% , 04/15/27 ............ 150 148,482
7.25% , 05/15/31 ............ 2,475 2,519,827
SM Energy Co. , 6.75%
,
09/15/26 ... 614 614,204
Solventum Corp.
(c)
5.45% , 02/25/27 ............ 5,999 5,993,148
5.40% , 03/01/29 ............ 20,600 20,537,137
5.45% , 03/13/31 ............ 94,196 93,013,087
Sonder Corp. , 10.00%
,
12/31/24
(d)
.. 2,191 2,106,089
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
01/19/27
(a) (d)
... 38,987 34,308,766
Southern California Edison Co. , 2.85%
,
08/01/29 ................. 3,800 3,411,648
Southern Co. (The) , (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(a)
EUR 47,749 45,522,790
Southern Power Co. , 1.85%
,
06/20/26 5,500 5,679,249
Southwestern Energy Co.
5.38% , 02/01/29 ............ USD 350 340,203
5.38% , 03/15/30 ............ 150 144,911
4.75% , 02/01/32 ............ 375 344,972
Spectrum Brands, Inc. , 3.88%
,
03/15/31
(c)
................ 72 60,173
Spirit AeroSystems, Inc.
(c)
9.38% , 11/30/29 ............ 11,530 12,413,624
9.75% , 11/15/30 ............ 29,085 32,084,129
Spirit Loyalty Cayman Ltd. , 8.00%
,
09/20/25
(c)
................ 4,235 3,091,460
Sprint LLC , 7.63%
,
03/01/26 ...... 8,000 8,220,640
Sprint Spectrum Co. LLC
(c)
4.74% , 03/20/25 ............ 2,681 2,664,478
5.15% , 03/20/28 ............ 1,384 1,377,133
SS&C Technologies, Inc. , 5.50%
,
09/30/27
(c)
................ 675 664,676
Standard Industries, Inc.
(c)
5.00% , 02/15/27 ............ 334 324,669
4.75% , 01/15/28 ............ 310 294,963
4.38% , 07/15/30 ............ 600 542,110
3.38% , 01/15/31 ............ 575 484,455
Starwood Property Trust, Inc.
(c)
3.63% , 07/15/26 ............ 50 47,034
4.38% , 01/15/27 ............ 550 520,724
State Street Corp. , (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
6.60%
,
06/15/47
(a)
........... 49,239 42,407,119
Steel Dynamics, Inc. , 3.45%
,
04/15/30 16,450 15,021,026
Stem, Inc. , 0.50%
,
12/01/28
(c) (n)
.... 1,234 490,486
STL Holding Co. LLC , 8.75%
,
02/15/29
(c)
................ 4,671 4,875,132
Sun Country Airlines Pass-Through
Trusts , Series 2022-1A , 4.84%
,
03/15/31
(d)
................ 7,259 7,105,282
Sun Country, Inc. , Series 2019-1B ,
4.70%
,
12/15/25
(d)
........... 2,567 2,509,445
Sunoco LP
5.88% , 03/15/28 ............ 3,502 3,486,748
Security
Par (000)
Par (000) Value
United States (continued)
7.00% , 09/15/28
(c)
........... USD 575 $ 589,379
4.50% , 04/30/30 ............ 1,631 1,508,724
Talen Energy Supply LLC , 8.63%
,
06/01/30
(c)
................ 6,260 6,674,562
Tallgrass Energy Partners LP
(c)
6.00% , 03/01/27 ............ 50 49,280
5.50% , 01/15/28 ............ 700 669,717
7.38% , 02/15/29 ............ 525 527,565
6.00% , 09/01/31 ............ 400 373,819
Taylor Morrison Communities, Inc.
(c)
5.88% , 06/15/27 ............ 5,398 5,374,278
5.75% , 01/15/28 ............ 1,139 1,128,948
TEGNA, Inc.
4.75% , 03/15/26
(c)
........... 175 171,066
4.63% , 03/15/28 ............ 1,533 1,381,315
5.00% , 09/15/29 ............ 525 463,585
Tempur Sealy International, Inc.
(c)
4.00% , 04/15/29 ............ 275 247,999
3.88% , 10/15/31 ............ 450 376,155
Tenet Healthcare Corp.
4.63% , 06/15/28 ............ 775 737,024
4.25% , 06/01/29 ............ 25,200 23,467,848
4.38% , 01/15/30 ............ 8,752 8,112,723
6.13% , 06/15/30 ............ 6,609 6,564,373
6.75% , 05/15/31 ............ 575 583,632
Tenneco, Inc. , 8.00%
,
11/17/28
(c)
... 10,398 9,465,767
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(a)
........... 7,800 7,069,420
T-Mobile USA, Inc.
2.25% , 02/15/26 ............ 15,000 14,243,796
4.75% , 02/01/28 ............ 3,358 3,306,732
3.38% , 04/15/29 ............ 17,510 16,170,019
3.88% , 04/15/30 ............ 28,795 26,918,334
2.88% , 02/15/31 ............ 8,400 7,284,563
TransDigm, Inc.
6.75% , 08/15/28
(c)
........... 4,275 4,327,257
4.63% , 01/15/29 ............ 4,300 4,012,068
4.88% , 05/01/29 ............ 300 281,007
6.88% , 12/15/30
(c)
........... 475 484,904
Transocean Titan Financing Ltd. ,
8.38%
,
02/01/28
(c)
........... 2,888 2,980,667
Transocean, Inc. , 8.25%
,
05/15/29
(c)
. 6,349 6,364,739
Travel + Leisure Co.
6.63% , 07/31/26
(c)
........... 590 594,458
6.00% , 04/01/27
(g)
........... 125 124,736
4.50% , 12/01/29
(c)
........... 100 92,131
TRI Pointe Homes, Inc.
5.25% , 06/01/27 ............ 6,120 5,969,083
5.70% , 06/15/28 ............ 18 17,654
Truist Financial Corp.
(a)
(1-day SOFR + 0.86%), 1.89% ,
06/07/29 ............... 11,500 10,067,523
(1-day SOFR + 2.45%), 7.16% ,
10/30/29 ............... 28,292 30,042,256
(1-day SOFR + 1.92%), 5.71% ,
01/24/35 ............... 17,694 17,616,760
Uber Technologies, Inc.
(c)
7.50% , 09/15/27 ............ 850 866,676
6.25% , 01/15/28 ............ 300 300,352
4.50% , 08/15/29 ............ 600 571,674
UGI International LLC , 2.50%
,
12/01/29
(b)
................ EUR 6,204 5,899,276

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
United Airlines Pass-Through Trust ,
Series 2013-1 , Class A , 4.30%
,
08/15/25 ................. USD 1,585 $ 1,560,036
United Airlines, Inc.
(c)
4.38% , 04/15/26 ............ 675 652,055
4.63% , 04/15/29 ............ 1,425 1,327,117
United Rentals North America, Inc.
5.50% , 05/15/27 ............ 525 520,959
4.88% , 01/15/28 ............ 350 339,219
5.25% , 01/15/30 ............ 2,600 2,519,542
3.75% , 01/15/32 ............ 525 456,780
United Wholesale Mortgage LLC
(c)
5.50% , 11/15/25 ............ 275 273,010
5.75% , 06/15/27 ............ 228 222,584
5.50% , 04/15/29 ............ 1,075 1,021,315
Uniti Group LP
(c)
10.50% , 02/15/28 ........... 20,016 19,601,313
4.75% , 04/15/28 ............ 2,450 2,003,234
Univision Communications, Inc.
(c)
6.63% , 06/01/27 ............ 350 335,070
8.00% , 08/15/28 ............ 2,865 2,794,028
4.50% , 05/01/29 ............ 4,000 3,361,881
7.38% , 06/30/30 ............ 150 139,525
US Airways Pass-Through Trust
Series 2012-1 , Class A , 5.90% ,
10/01/24 ............... 917 916,181
Series 2012-2 , Class A , 4.63% ,
06/03/25 ............... 425 420,162
US Bancorp
(a)
(1-day SOFR + 0.73%), 2.22% ,
01/27/28 ............... 14,000 12,944,092
(3-mo. EURIBOR + 0.80%), 4.63% ,
05/21/28 ............... EUR 20,700 22,097,538
US Foods, Inc.
(c)
6.88% , 09/15/28 ............ USD 650 664,572
4.63% , 06/01/30 ............ 50 46,453
7.25% , 01/15/32 ............ 1,400 1,452,909
USA Compression Partners LP , 6.88%
,
09/01/27 ................. 175 175,328
Vantage Drilling International Ltd. ,
9.50%
,
02/15/28
(c)
........... 9,053 9,192,906
Venture Global Calcasieu Pass LLC
(c)
6.25% , 01/15/30 ............ 2,850 2,892,454
3.88% , 11/01/33 ............ 225 191,724
Veritas US, Inc. , 7.50%
,
09/01/25
(c)
.. 2,510 2,170,487
Verizon Communications, Inc. , 1.13%
,
11/03/28 .................. GBP 3,266 3,540,480
VF Corp. , 2.40%
,
04/23/25 ....... USD 10,346 10,057,880
VICI Properties LP
3.50% , 02/15/25
(c)
........... 12,437 12,268,404
4.38% , 05/15/25 ............ 3,068 3,027,266
4.63% , 06/15/25
(c)
........... 2,533 2,499,885
4.50% , 09/01/26
(c)
........... 2,481 2,410,953
4.25% , 12/01/26
(c)
........... 544 524,627
5.75% , 02/01/27
(c)
........... 4,802 4,802,106
3.75% , 02/15/27
(c)
........... 327 310,580
4.75% , 02/15/28 ............ 4,200 4,102,334
3.88% , 02/15/29
(c)
........... 5,000 4,621,610
4.63% , 12/01/29
(c)
........... 5,361 5,073,512
4.95% , 02/15/30 ............ 7,775 7,500,855
4.13% , 08/15/30
(c)
........... 5,000 4,547,319
Vistra Operations Co. LLC
(c)
5.50% , 09/01/26 ............ 17 16,765
5.00% , 07/31/27 ............ 6,026 5,829,205
7.75% , 10/15/31 ............ 7,410 7,716,707
Security
Par (000)
Par (000) Value
United States (continued)
Vital Energy, Inc. , 7.88%
,
04/15/32
(c)
. USD 3,060 $ 3,110,765
Walgreens Boots Alliance, Inc.
3.45% , 06/01/26 ............ 375 352,831
3.20% , 04/15/30 ............ 450 376,703
Warnermedia Holdings, Inc. , 6.41%
,
03/15/26 ................. 9,938 9,937,968
Washington Mutual Bank
(d)(e)(f)
0.00% , 09/21/17
(a)
........... 25,126 2
0.00% , 09/21/17
(h)
........... 15,753 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00% , 11/06/09 ............ 45,161 451,610
0.00% , 09/19/17
(h)
........... 2,631 —
Washington Mutual, Inc. , 0.00%
,
10/03/17
(a) (d) (e) (f)
............. 14,745 1
Weekley Homes LLC , 4.88%
,
09/15/28
(c)
................ 3,099 2,869,863
Wells Fargo & Co.
2.00% , 07/28/25
(b)
........... GBP 9,000 10,971,154
(1-day SOFR + 1.32%), 3.91% ,
04/25/26
(a)
.............. USD 16,089 15,847,557
(1-day SOFR + 2.00%), 2.19% ,
04/30/26
(a)
.............. 8,304 8,063,545
(1-day SOFR + 1.51%), 3.53% ,
03/24/28
(a)
.............. 6,000 5,723,085
(1-day SOFR + 1.07%), 5.71% ,
04/22/28
(a)
.............. 9,106 9,184,796
(Sterling Overnight Index Average +
1.28%), 3.47% , 04/26/28
(a) (b)
.. GBP 11,300 13,528,618
(1-day SOFR + 1.74%), 5.57% ,
07/25/29
(a)
.............. USD 8,377 8,452,997
(1-day SOFR + 1.79%), 6.30% ,
10/23/29
(a)
.............. 33,924 35,203,368
(1-day SOFR + 1.50%), 5.20% ,
01/23/30
(a)
.............. 12,000 11,949,615
(3-mo. CME Term SOFR + 1.43%),
2.88% , 10/30/30
(a)
......... 35,265 31,282,023
(3-mo. CME Term SOFR + 1.26%),
2.57% , 02/11/31
(a)
......... 10,000 8,654,702
(1-day SOFR + 1.99%), 5.56% ,
07/25/34
(a)
.............. 20,000 19,985,198
(1-day SOFR + 1.78%), 5.50% ,
01/23/35
(a)
.............. 38,063 37,929,520
Welltower OP LLC
4.25% , 04/15/28 ............ 18,125 17,522,390
2.80% , 06/01/31 ............ 2,000 1,707,033
2.75% , 01/15/32 ............ 15,000 12,614,482
Western Digital Corp. , 4.75%
,
02/15/26 800 783,233
WFCM , 9.56%
,
07/11/43
(c)
........ 8,400 8,399,958
Williams Cos., Inc. (The)
4.90% , 03/15/29 ............ 10,000 9,864,183
3.50% , 11/15/30 ............ 4,200 3,806,907
WMG Acquisition Corp.
3.88% , 07/15/30
(c)
........... 550 490,938
2.25% , 08/15/31
(b)
........... EUR 2,330 2,170,923
WRKCo, Inc. , 3.75%
,
03/15/25 ..... USD 4,000 3,943,858
Wynn Las Vegas LLC , 5.25%
,
05/15/27
(c)
................ 600 585,270
Wynn Resorts Finance LLC , 5.13%
,
10/01/29
(c)
................ 3,138 2,984,438
Xerox Holdings Corp. , 5.50%
,
08/15/28
(c)
................ 700 602,944
XHR LP
(c)
6.38% , 08/15/25 ............ 2,385 2,382,405
4.88% , 06/01/29 ............ 2,636 2,470,455

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Yum! Brands, Inc.
3.63% , 03/15/31 ............ USD 2,150 $ 1,897,472
5.38% , 04/01/32 ............ 250 240,319
Zayo Group Holdings, Inc. , 4.00%
,
03/01/27
(c)
................ 7,180 5,742,318
5,470,173,898
Vietnam — 0.0%
Vinpearl JSC , 3.25%
,
09/21/26
(b) (n)
.. 1,800 1,764,000
Zambia — 0.0%
First Quantum Minerals Ltd. , 9.38%
,
03/01/29
(c)
................ 6,298 6,589,282
Total Corporate Bonds — 38.2%
(Cost: $ 14,564,178,051 ) ........................... 14,461,059,182
Fixed Rate Loan Interests
India — 0.1%
Vedanta Holdings Mauritius II Ltd., Term
Loan , 18.00%
,
12/01/30
(d)
...... 34,120 34,034,939
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan ,
0.00%
,
11/09/29
(d)
........... GBP 161 2,035
Spain — 0.1%
Findango Finance SL, Term Loan ,
7.59%
,
01/01/38
(d)
........... EUR 20,000 21,419,000
United States — 0.2%
(d)
AMF MF Portfolio, Term Loan ,
6.67%
,
11/06/28 ............ USD 4,446 4,465,959
CML ST Regis Aspen, Term Loan ,
7.27%
,
02/07/25 ............ 58,433 58,180,772
OD Intermediate SUBI Holdco II LLC,
Term Loan , 10.00%
,
04/01/26 ... 13,435 13,112,820
75,759,551
Total Fixed Rate Loan Interests — 0.4%
(Cost: $ 132,260,371 ) ............................. 131,215,525
Floating Rate Loan Interests
Australia — 0.0%
Voyage Australia Pty. Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
9.09%
,
07/20/28
(a) (l)
.......... 990 989,208
Austria — 0.0%
INNIO Group Holding GmbH, Facility
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 4.25%),
8.17%
,
11/02/28
(a)
........... EUR 3,000 3,212,047
Belgium — 0.0%
(a)
Finco Utilitas BV, Facility Term Loan B ,
(6-mo. EURIBOR at 0.00% Floor +
3.75%), 7.61%
,
09/26/24 ...... 3,000 3,209,830
QSRP Finco BV, Facility Term Loan B ,
06/14/31
(r)
................. 2,609 2,772,830
5,982,660
Security
Par (000)
Par (000) Value
Canada — 0.0%
(a)(l)
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor +
2.50%), 7.85%
,
03/21/31 ...... USD 596 $ 595,692
Husky Injection Molding Systems
Ltd., Term Loan , (6-mo. CME Term
SOFR at 0.00% Floor + 5.00%),
10.33%
,
02/15/29 ........... 454 454,756
KDC/ONE Development Corp., Inc.,
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.50%),
9.84%
,
08/15/28 ............ 860 861,344
Ontario Gaming GTA LP, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
9.59%
,
08/01/30 ............ 412 413,409
WestJet Loyalty LP, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
3.75%), 9.05%
,
02/14/31 ...... 952 955,808
3,281,009
Colombia — 0.1%
Ecopetrol SA, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 10.00%
,
09/06/30
(a) (d)
... 27,200 27,871,840
Finland — 0.0%
(a)
Mehilainen Yhtiot Oy, Facility Term
Loan B4 , (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.65%
,
08/09/28 . EUR 6,506 6,964,953
Spa Holdings 3 Oy, Facility Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 7.22%
,
02/04/28 ..... 3,000 3,199,356
10,164,309
France — 0.2%
(a)
Altice France SA, Term Loan B14 ,
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 9.41%
,
08/15/28 ...... 4,489 3,540,648
Athena Bidco, Facility Term Loan B ,
04/14/31
(r)
................. 1,000 1,074,077
Banijay Entertainment SAS, Facility
Term Loan B2 , 03/01/28
(r)
...... 3,000 3,213,846
Bidco SB, Facility Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
7.22%
,
11/16/28 ............ 4,000 4,251,671
Casper Bidco SAS, Facility Term Loan
B5 , (1-mo. EURIBOR at 0.00% Floor
+ 4.25%), 7.85%
,
03/21/31 ..... 4,000 4,282,001
Circet Europe, Facility Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 6.97%
,
10/13/28 ...... 3,000 3,155,950
Cooper Consumer Health, Facility Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.22%
,
11/06/28 . 3,000 3,170,023
Elsan SAS, Facility Term Loan B5 ,
(3-mo. EURIBOR at 0.00% Floor +
3.10%), 6.82%
,
06/16/28 ...... 2,000 2,115,940
Financiere Mendel, Facility Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 7.22%
,
11/08/30 ....... 2,000 2,132,540
Galileo Global Education Operations
SAS, Facility Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
7.07%
,
07/14/28 ............ 3,000 3,203,308

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Granite France Bidco SAS, Facility
Term Loan B , 10/17/28
(r)
....... EUR 3,000 $ 3,213,364
Holding Socotec, Facility Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 7.22%
,
06/02/28 ...... 3,241 3,465,341
LSF10 Edilians Investments SARL,
Facility Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 2.68%),
6.59%
,
03/03/28 ............ 3,000 3,136,995
Parts Europe, Facility Term Loan B ,
02/03/31
(r)
................. 4,000 4,280,244
SAM Bidco, Facility Term Loan B6 ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.47%
,
12/13/27 ...... 4,000 4,281,658
Tarkett Participation, Facility Term Loan
B , (6-mo. EURIBOR at 0.00% Floor
+ 3.45%), 7.12%
,
04/21/28 ..... 5,761 6,135,654
Vivalto Sante Investissement, Facility
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.35%),
7.07%
,
07/21/28 ............ 2,370 2,525,461
ZF Invest, Facility Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.48%),
7.39%
,
07/12/28 ............ 4,000 4,197,439
61,376,160
Germany — 0.2%
(a)
Apleona Holding GmbH, Facility
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 2.80%), 6.67% -
6.67%
,
04/28/28 ............ 3,000 3,187,950
Apleona Holding GmbH, Term Loan B ,
04/28/28
(r)
................. 5,673 6,075,785
Athena BidCo GmbH, Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.15%
,
03/20/29 ...... 1,818 1,946,695
BK LC Lux SPV SARL, Facility Term
Loan B , 8.84%
,
04/28/28
(l)
...... USD 420 420,172
Cerebro Bidco GmbH, Facility Term
Loan B2 , 12/15/27
(r)
.......... EUR 2,000 2,137,274
Cheplapharm Arzneimittel GmbH,
Facility Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.91%
,
02/22/29 ............ 3,000 3,206,842
CTEC III GmbH, Facility Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 7.29%
,
03/16/29 ...... 3,000 3,184,416
IFCO Management GmbH, Facility
Term Loan BB , 11/29/29
(r)
...... 4,000 4,267,650
Minimax Viking GmbH, Facility
Term Loan B1 , (1-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
8.21%
,
07/31/28
(l)
........... USD 994 998,117
Nidda Healthcare Holding GmbH,
Facility Term Loan F , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
7.32%
,
08/21/26 ............ EUR 4,000 4,274,419
Nidda Healthcare Holding GmbH,
Term Loan B3 , (3-mo. EURIBOR +
4.00%), 0.00%
,
02/21/30 ...... 10,172 10,893,400
Rain Carbon, Inc., Term Loan ,
10/31/28
(d) (r)
............... 3,713 3,956,199
Security
Par (000)
Par (000) Value
Germany (continued)
Speedster BidCo GmbH, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
6.36%
,
02/14/27 ............ EUR 3,000 $ 3,177,444
Techem Verwaltungsgesellschaft 675
mbH, Facility Term Loan B5 , (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.37%
,
07/15/29 ............ 4,000 4,270,982
Tele Columbus AG, Facility Term Loan
B , 01/01/29
(r)
............... 2,000 1,493,975
TK Elevator Midco GmbH, Facility Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.93%
,
04/30/30 . 6,138 6,554,348
Wittur Holding GmbH, Facility Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 5.50%), 9.41%
,
09/29/28 . 4,166 3,922,766
63,968,434
Ireland — 0.1%
(a)
Broom Holdings Bidco Ltd., Facility
Term Loan B , 08/24/28
(r)
....... 3,000 3,204,818
Promontoria Beech DAC, Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 7.35% - 7.63%
,
01/01/28
(d)
27,006 28,849,997
Virgin Media Ireland Ltd., Facility Term
Loan B1 , (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.10%
,
07/15/29 . 4,000 4,240,062
36,294,877
Jersey, Channel Islands — 0.1%
(a)(d)
New Look Corp. Ltd., Term Loan , (6-
mo. SONIA at 0.00% Floor + 0.00%),
16.50%
,
11/10/27 ........... GBP 295 221,221
Vita Global FinCo Ltd., Additional
Facility Term Loan , (6-mo.
SONIA at 0.00% Floor + 7.00%),
12.28%
,
07/06/27 ........... 7,341 8,885,148
Vita Global FinCo Ltd., Facility Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 0.00%), 10.95%
,
09/23/27 EUR 12,235 12,530,157
21,636,526
Luxembourg — 0.2%
AI Convoy (Luxembourg) SARL, Facility
Term Loan B , 01/18/27
(a) (r)
...... 2,324 2,488,083
AI Monet (Luxembourg) Parentco
SARL, Facility Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
8.21%
,
02/10/31
(a)
........... 3,000 3,216,866
AI Sirona (Luxembourg) Acquisition
SARL, Facility Term Loan B3 , (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.65%
,
09/30/28
(a)
........... 4,000 4,282,001
Allied Universal Holdco LLC, Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.40%
,
05/12/28
(a)
3,982 4,221,974
Altice Financing SA, Term Loan
(a)
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 8.91% , 10/28/27 .... 5,785 5,381,635
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 8.91% , 10/31/27 .... 7,454 6,934,292
Chrysaor Bidco SARL, Term Loan B ,
05/14/31
(a) (r)
............... 1,345 1,439,236
Cidron Aida Finco SARL, Facility Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 4.50%), 8.15%
,
05/29/28
(a)
2,000 2,139,222

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Claudius Finance Parent SARL, Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.39%
,
07/10/28
(a)
EUR 3,000 $ 3,209,251
Cobham Ultra SeniorCo SARL,
Facility Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
7.08%
,
08/06/29
(a)
........... 4,000 4,271,206
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at
0.50% Floor + 4.50%),
9.84% , 09/27/29
(a) (l)
........ USD 15,486 14,571,745
Eircom Finco SARL., Facility Term Loan
B3 , 05/15/29
(a) (r)
............. EUR 3,000 3,208,866
EURO Parfums Fze, Term Loan A ,
(6-mo. LIBOR USD at 0.00% Floor +
0.00%), 12.21%
,
01/01/30
(a) (d)
... USD 10,561 10,561,000
Index Holdco SARL, Facility Term Loan
A , (6-mo. EURIBOR at 0.00% Floor
+ 0.10%), 0.10%
,
12/29/28
(a) (d)
... EUR 3,699 624,861
Jazz Pharmaceuticals plc, Term
Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.46%
,
05/05/28
(a) (l)
.......... USD 989 988,678
Motion Acquisition Ltd., Facility Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.47%
,
11/12/29
(a)
EUR 3,924 4,191,218
Radar Bidco SARL, Facility Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 4.25%), 7.96%
,
04/04/31
(a)
.... 4,258 4,555,432
Rainbow UK Holdco Ltd., Facility Term
Loan B2 , (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.41%
,
02/24/29
(a)
5,600 5,973,211
Summer (BC) Bidco B LLC, Facility
Term Loan B , 01/31/29
(a) (r)
...... 3,000 3,202,023
Telenet International Finance SARL,
Facility Term Loan , (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
5.85%
,
04/30/29
(a)
........... 4,000 4,201,551
Tipico Co. Ltd., Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
7.32%
,
05/22/28
(a)
........... 3,400 3,627,175
93,289,526
Netherlands — 0.2%
(a)
Bach Finance Ltd., Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
8.04%
,
01/31/28 ............ 3,000 3,213,203
Barentz Midco BV, Facility Term Loan
B , 11/30/27
(r)
............... 3,000 3,210,183
Bock Capital Bidco BV, Facility Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.22%
,
06/29/28 . 4,000 4,229,567
Boels Topholding BV, Facility Term Loan
B2 , (3-mo. EURIBOR at 0.00% Floor
+ 3.00%), 6.80%
,
05/23/31 ..... 4,417 4,720,616
Flutter Entertainment plc, Term Loan B ,
(3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.58%
,
11/25/30
(l)
. USD 945 944,664
Kouti BV, Facility Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.43%),
7.22%
,
08/31/28 ............ EUR 3,500 3,737,192
Median BV, Facility Term Loan B1 ,
(3-mo. EURIBOR at 0.00% Floor +
4.93%), 8.65%
,
10/14/27 ...... 2,618 2,751,873
Security
Par (000)
Par (000) Value
Netherlands (continued)
Median BV, Facility Term Loan B2 ,
10/14/27
(r)
................. GBP 5,300 $ 6,283,811
Odido Holding BV, Facility Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.90%), 7.62%
,
03/30/29 ...... EUR 4,000 4,278,274
Peer Holding III BV, Facility Term Loan
B3 , (1-mo. EURIBOR at 0.00% Floor
+ 3.75%), 7.40%
,
09/29/28 ..... 3,000 3,207,485
Peer Holding III BV, Facility Term Loan
B4 , 8.59%
,
10/28/30
(l)
......... USD 799 799,503
Pegasus BidCo BV, Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.58%
,
07/12/29 ............ EUR 4,000 4,279,773
Sandy BidCo BV, Facility Term Loan B ,
(6-mo. EURIBOR at 0.00% Floor +
3.60%), 7.41%
,
08/17/29 ...... 3,000 3,197,717
Sigma Holdco BV, Facility Term Loan
B6 , 01/02/28
(r)
.............. 7,500 7,985,780
Stage Entertainment BV, Facility Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 6.81%
,
06/02/26 . 3,208 3,424,880
TMF Sapphire Bidco BV, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.61%
,
05/03/28 ............ 4,000 4,280,887
UPC Broadband Holding BV, Facility
Term Loan , (1-mo. EURIBOR
at 0.00% Floor + 2.50%),
6.10%
,
04/30/29 ............ 3,000 3,192,256
Ziggo BV, Facility Term Loan H , (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
6.60%
,
01/31/29 ............ 4,279 4,488,469
68,226,133
Norway — 0.0%
Sector Alarm Holding AS, Term Loan ,
06/12/29
(a) (r)
............... 2,035 2,171,305
Spain — 0.3%
(a)
Aernnova Aerospace SAU, Facility Term
Loan B1 , (1-mo. EURIBOR at 0.00%
Floor + 3.00%), 6.65%
,
02/26/27 . 2,388 2,543,690
Aernnova Aerospace SAU, Facility Term
Loan B2 , (6-mo. EURIBOR at 0.00%
Floor + 3.00%), 6.90%
,
02/26/27 . 612 652,228
Aernnova Aerospace SAU, Term Loan ,
02/27/30
(r)
................. 1,042 1,110,404
Boluda Towage SLU, Facility Term Loan
B3 , 01/31/30
(r)
.............. 3,000 3,201,605
Europa University Education Group SL,
Term Loan , 06/13/31
(r)
........ 4,746 5,067,730
Lorca Holdco Ltd., Facility Term Loan
B3 , (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 7.30% - 7.36%
,
03/25/31 28,616 30,590,990
Pax Midco SLU, Facility Term Loan B2 ,
(6-mo. EURIBOR at 0.00% Floor +
5.00%), 8.74%
,
12/31/29 ...... 8,528 9,076,184
Promontoria Challenger I SA, Term
Loan , (1-mo. LIBOR USD at 0.00%
Floor + 0.00%), 7.09%
,
07/15/24
(d)
24,765 26,489,898
Sirocco Lux SA, Facility Term Loan A ,
(3-mo. EURIBOR at 0.00% Floor +
0.00%), 7.79%
,
01/01/28
(d)
..... 30,685 32,862,028
111,594,757

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.0%
(a)
Anticimex Global AB, Facility Term Loan
B6 , 11/16/28
(l) (r)
............. USD 120 $ 120,199
Platea (BC) Bidco AB, Facility Delayed
Draw Term Loan , 04/02/31
(r)
.... EUR 667 711,140
Platea (BC) Bidco AB, Facility Term
Loan B , 04/02/31
(r)
........... 3,333 3,555,696
Quimper AB, Facility Term Loan B1 ,
(3-mo. EURIBOR at 0.00% Floor +
2.93%), 6.62%
,
02/16/26 ...... 3,000 3,193,573
Verisure Holding AB (publ), Facility
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
6.72%
,
03/27/28 ............ 3,000 3,193,862
10,774,470
United Kingdom — 0.4%
(a)
BCP V Modular Services Holdings IV
Ltd., Facility Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
8.33%
,
12/15/28 ............ 3,000 3,187,951
Bellis Acquisition Co. plc, Term Loan B ,
(6-mo. EURIBOR at 0.00% Floor +
4.00%), 7.80%
,
12/31/30 ...... 7,879 8,351,152
CD&R Firefly Bidco Ltd., Facility Term
Loan B6 , (6-mo. SONIA at 0.00%
Floor + 5.75%), 11.11%
,
06/21/28 . GBP 5,875 7,425,251
CML Project Horizons, Term Loan , (3-
mo. SONIA at 0.00% Floor + 4.34%),
8.97%
,
06/05/26
(d)
........... 30,990 39,163,221
Eagle Bidco Ltd., Facility Term Loan B ,
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 7.40%
,
03/20/28 ...... EUR 3,000 3,195,565
Elvis UK HoldCo Ltd., Facility Term
Loan B , 10/19/28
(r)
........... 2,500 2,669,022
Emerald 2 Ltd., 1st Lien Term Loan B2 ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.47%
,
07/12/28 ...... 4,000 4,279,216
Entain plc, Facility Term Loan B3 ,
(6-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.01%
,
10/31/29
(l)
USD 814 814,500
Entain plc, Facility Term Loan B4 ,
06/30/28
(r)
................. EUR 4,000 4,284,485
Fleet Midco I Ltd., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
02/10/31
(d) (l)
USD 478 479,793
Froneri International Ltd., Facility 1st
Lien Term Loan , 01/29/27
(r)
..... EUR 3,000 3,195,436
HNVR Holdco Ltd., Facility Term Loan
D2 , (6-mo. EURIBOR at 0.00% Floor
+ 4.25%), 8.09%
,
09/12/27 ..... 4,667 5,004,914
Ineos Finance plc, Term Loan , (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.65%
,
02/07/31 ............ 3,000 3,211,115
Ineos Quattro Holdings UK Ltd., Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 4.50%), 8.15%
,
04/02/29 . 11,295 12,056,873
Ineos US Finance LLC, Term Loan
(1-mo. EURIBOR at 0.50% Floor +
4.00%), 0.00% - 7.12% , 07/31/24 1,000 1,064,589
(1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 0.00% , 02/18/30
(l)
USD 965 958,486
(1-mo. EURIBOR + 3.50%),
0.00% , 06/23/31 .......... EUR 8,036 8,537,923
Inspired Finco Holdings Ltd., Facility
Term Loan B5 , 02/28/31
(r)
...... 4,000 4,279,516
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Market Bidco Ltd., Facility Term Loan
B1 , (3-mo. EURIBOR at 0.00% Floor
+ 4.75%), 8.58%
,
11/04/27 ..... EUR 2,000 $ 2,133,461
Mercia, Facility Term Loan A2 , (3-mo.
SONIA at 0.00% Floor + 0.00%),
7.63%
,
04/09/25
(d)
........... GBP 28,574 36,101,767
Mercia, Term Loan A1 , (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.63%
,
04/09/25
(d)
........... 9,371 11,840,103
Mercia, Term Loan B1 , (3-mo.
SONIA at 0.00% Floor + 0.00%),
7.63%
,
04/09/25
(d)
........... 1,646 2,079,581
Seashell Bidco SL, Facility Term Loan
B , (1-mo. EURIBOR at 0.00% Floor
+ 0.00%), 10.36%
,
10/10/29
(d)
... EUR 2,270 2,431,084
Synlab Bondco plc, Facility Term Loan ,
(6-mo. EURIBOR at 0.00% Floor +
2.50%), 6.18%
,
07/01/27 ...... 3,230 3,428,105
VMED O2 UK Holdco 4 Ltd., Facility
Term Loan Z , (1-mo. EURIBOR
at 0.00% Floor + 3.43%),
7.02%
,
10/15/31 ............ 2,500 2,650,976
172,824,085
United States — 2.6%
ABG Intermediate Holdings 2 LLC,
1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor +
2.75%), 0.00%
,
12/21/28
(a) (l)
..... USD 1,029 1,029,479
Action Environmental Group, Inc.,
(The), Delayed Draw Term Loan ,
10/24/30
(a) (d) (l) (r)
.............. 43 43,210
Action Environmental Group, Inc.,
(The), Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
9.33%
,
10/24/30
(a) (d) (l)
......... 529 531,307
ADMI Corp., Term Loan , 12/23/27
(a) (l) (r)
492 480,227
AHP Health Partners, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
08/24/28
(a) (l)
879 880,929
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(a)
(1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.21% , 02/02/26 8,247 8,038,868
(1-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 10.21% , 02/02/26 3,240 3,185,278
AlixPartners LLP, Term Loan
(a)
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 6.72% , 02/04/28 .... EUR 2,855 3,050,907
(1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.96% , 02/04/28
(l)
USD 617 616,712
Allied Universal Holdco LLC,
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.19%
,
05/12/28
(a)
........... 7,294 7,262,841
Allspring Buyer LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 8.89%
,
11/01/28
(a) (l)
..... 990 986,864
Alorica, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor +
6.88%), 12.22%
,
12/21/27
(a) (d)
... 21,255 20,804,308
Altar BidCo, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
02/01/30
(a)
32,364 31,554,821

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Alterra Mountain Co., Term Loan B ,
05/31/30
(a) (l) (r)
............... USD 161 $ 161,705
Amer Sports Co., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 8.58%
,
02/17/31
(a) (d) (l)
... 386 387,963
American Airlines, Inc., Term Loan ,
(6-mo. CME Term SOFR at 1.00%
Floor + 2.50%), 7.77%
,
06/04/29
(a) (l)
1,000 997,500
American Auto Auction Group LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.48%
,
12/30/27
(a)
.......... 3,161 3,152,401
American Axle & Manufacturing, Inc.,
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.33%
,
12/13/29
(a) (l)
.......... 975 977,358
AmWINS Group, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 2.25%), 7.71%
,
02/19/28
(a) (l)
1,107 1,105,672
Amynta Agency Borrower, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR
+ 4.25%), 9.55%
,
02/28/28
(a)
.... 549 550,025
AppLovin Corp., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
2.50%), 7.84%
,
10/25/28
(a) (l)
..... 995 996,461
Arcline FM Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.35%
,
06/23/28
(a) (l)
......... 465 464,974
Arsenal AIC Parent LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.09%
,
08/18/30
(a) (l)
459 460,719
Avaya, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor +
1.50%), 6.84%
,
08/01/28
(a)
..... 92 79,283
Bakelite US Holdco, Inc., Term
Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.83% -
8.84%
,
05/29/29
(a)
........... 15,082 15,120,063
Baldwin Insurance Group Holdings LLC
(The), Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/26/31
(a) (d) (l)
......... 479 478,293
Bally's Corp., Facility Term Loan B
(3-mo. CME Term SOFR at
0.50% Floor + 3.25%),
8.84% , 10/02/28
(a) (l)
........ 30,683 29,091,536
Barnes Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 7.83%
,
08/30/30
(a) (l)
..... 494 494,745
Barracuda Parent LLC, 1st Lien
Term Loan , (6-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.81%
,
08/15/29
(a) (l)
.......... 995 992,343
Bausch + Lomb Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.69%
,
05/10/27
(a) (l)
990 978,515
BCPE North Star US Holdco 2, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.46%
,
06/09/28
(a)
........... 10,003 9,453,070
Bleriot US Bidco, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.58%
,
10/30/28
(a) (l)
1,203 1,208,120
Security
Par (000)
Par (000) Value
United States (continued)
Boost Newco Borrower LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
8.33%
,
01/31/31
(a) (l)
.......... USD 622 $ 621,913
Boxer Parent Co., Inc., Term Loan
(a)
(1-mo. EURIBOR at 0.00% Floor +
4.25%), 7.90% , 12/29/28 .... EUR 9,552 10,225,418
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.34% , 12/29/28
(l)
USD 530 530,807
Brand Industrial Services, Inc., Term
Loan C , (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
4.50%), 0.00%
,
08/01/30
(a) (l)
..... 1,090 1,092,808
Broadstreet Partners, Inc., Term Loan
B4 , 05/09/31
(a) (l) (r)
............ 1,000 996,750
Caesars Entertainment, Inc., Term Loan
B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.10%
,
02/06/30
(a) (l)
952 951,366
Caesars Entertainment, Inc., Term
Loan B1 , (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
8.10%
,
02/06/31
(a) (l)
.......... 360 359,759
Calpine Construction Finance Co.
LP, Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
7.34%
,
07/31/30
(a) (l)
.......... 1,212 1,207,423
Cambrex Corp., 1st Lien Term Loan B2 ,
8.94%
,
12/04/26
(a) (l)
.......... 997 981,875
Camelot US Acquisition LLC,
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/31/31
(a) (l)
.......... 934 934,920
Carnival Corp., Term Loan
(a)(l)
(1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 8.09% , 08/08/27 501 502,122
(1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 8.09% , 10/18/28 232 231,795
Cast & Crew LLC, Facility 1st Lien Term
Loan , 9.09%
,
12/29/28
(a) (l)
...... 968 968,001
Catalent Pharma Solutions, Inc.,
Term Loan B4 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.34%
,
02/22/28
(a) (d) (l)
......... 786 786,000
Central Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.58%
,
07/06/29
(a) (l)
.......... 997 982,405
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 10.08%
,
02/23/29
(a) (l)
383 384,436
Charter Next Generation, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.84%
,
12/01/27
(a) (l)
.......... 992 993,379
Chemours Co. (The), Term Loan B3
(a)
(1-mo. EURIBOR at 0.00% Floor +
4.00%), 7.65% , 08/18/28 .... EUR 10,000 10,705,002
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.84% , 08/18/28
(l)
USD 920 915,447
CHG Healthcare Services, Inc., 1st Lien
Term Loan
(a)(l)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.71% , 09/29/28 990 990,644
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.09% , 09/29/28 305 305,975

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Chobani LLC, Term Loan
(a)(l)
(1-mo. CME Term SOFR at 1.00%
Floor + 3.25%), 8.71% , 10/25/27 USD 497 $ 498,562
(1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.08% , 10/25/27 509 511,350
Chromalloy Corp., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
3.75%), 9.08%
,
03/27/31
(a) (l)
..... 373 373,466
Citadel Securities LP, Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.59%
,
07/29/30
(a) (l)
995 997,587
Cloud Software Group, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.83%
,
03/21/31
(a) (l)
.......... 378 378,767
Cloud Software Group, Inc., Term Loan
B , 03/30/29
(a) (r)
.............. EUR 3,004 3,214,033
CML Hyatt Lost Pines, Term Loan ,
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 8.87%
,
09/09/24
(a) (d)
.... USD 25,700 25,700,000
CML La Quinta Resort, Term Loan ,
(1-mo. LIBOR USD at 0.00% Floor +
0.00%), 8.43%
,
09/09/24
(a) (d)
.... 23,267 23,267,493
CML Lake Tahoe Resort Hotel, Term
Loan , (1-mo. LIBOR USD at 0.00%
Floor + 0.00%), 8.34%
,
12/09/24
(a) (d)
19,245 18,887,869
CML Terranea Resort, Term Loan ,
(1-mo. LIBOR USD at 0.00% Floor +
0.00%), 9.66%
,
01/01/27
(a) (d)
.... 16,500 16,570,105
CML Trigrams, Term Loan , (1-mo.
LIBOR USD at 0.00% Floor +
0.00%), 8.18%
,
09/15/24
(a) (d)
.... 18,861 18,861,003
CNT Holding I Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.83%
,
11/08/27
(a) (l)
.......... 512 513,281
Cobham Ultra SeniorCo SARL, Facility
Term Loan B , (6-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.26%
,
08/03/29
(a) (l)
.......... 993 960,758
Colorado Plaza, Term Loan , (1-mo.
CME Term SOFR + 2.86%),
0.00%
,
12/15/24
(a) (d) (e) (f)
........ 15,894 1,405,183
Conair Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.21%
,
05/17/28
(a)
........... 2,274 2,259,071
ConnectWise LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.50%), 9.10%
,
09/29/28
(a)
..... 10,029 9,941,670
Core & Main LP, Term Loan C , (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
02/09/31
(a) (l)
..... 766 766,563
CoreWeave Compute Acquisition Co. II
LLC, Delayed Draw Term Loan
(12-mo. CME Term SOFR at
0.00% Floor + 0.00%), 1.00% -
14.97% , 07/31/28
(a) (d)
....... 63,145 63,069,396
0.00% , 05/16/29 ............ 73,445 72,343,325
Cornerstone Building Brands, Inc.,
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.68%
,
04/12/28
(a)
........... 12,030 11,718,310
Security
Par (000)
Par (000) Value
United States (continued)
Cotiviti Holdings, Inc., Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 3.25%),
8.59% , 05/01/31
(a) (l)
........ USD 8,665 $ 8,611,125
Covanta Holding Corp., Term Loan B ,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.08%
,
11/30/28
(a) (l)
1,882 1,880,743
Covanta Holding Corp., Term Loan C ,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.08%
,
11/30/28
(a) (l)
103 102,773
CPM Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
09/28/28
(a) (l)
..... 311 308,775
Creative Artists Agency LLC, Term
Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.59%
,
11/27/28
(a) (l)
.......... 269 270,316
Crocs, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor +
2.25%), 7.58% - 7.59%
,
02/20/29
(a) (l)
581 584,137
Cushman & Wakefield US Borrower
LLC, Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.09%
,
01/31/30
(a) (d) (l)
......... 998 1,002,488
Dayforce, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 7.84%
,
03/03/31
(a) (d) (l)
... 261 261,326
Dealer Tire Financial LLC, Term Loan
B4 , 07/02/31
(a) (d) (l) (r)
........... 1,495 1,491,236
Derby Buyer LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
11/01/30
(a) (l)
..... 520 521,807
DirecTV Financing LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.46%
,
08/02/27
(a)
3,577 3,580,324
DirecTV Financing LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 10.71%
,
08/02/29
(a) (l)
904 898,856
Discovery Purchaser Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.38%),
9.69%
,
10/04/29
(a) (l)
.......... 277 275,881
DRI Holding, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.69%
,
12/21/28
(a)
6,172 5,917,343
Dun & Bradstreet Corp. (The), Term
Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
8.10%
,
01/18/29
(a) (l)
.......... 992 992,241
Dynasty Acquisition Co., Inc., Term
Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.84%
,
08/24/28
(a) (l)
.......... 644 645,530
Dynasty Acquisition Co., Inc., Term
Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.84%
,
08/24/28
(a) (l)
.......... 248 248,900
ECL Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.34%
,
08/31/30
(a)
22,028 22,082,824
EIS Group Ltd., Term Loan
(a)(d)
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 12.33% , 07/10/28 28,919 28,233,206

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 12.35% , 07/10/28 USD 2,892 $ 2,823,320
Elanco Animal Health, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.19%
,
08/01/27
(a) (l)
992 987,534
Electron Bidco, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.46%
,
11/01/28
(a) (l)
.......... 992 991,522
Element Materials Technology Group
US Holdings, Inc., Delayed Draw 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
9.68%
,
07/06/29
(a) (l)
.......... 313 314,318
Element Materials Technology Group
US Holdings, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68%
,
07/06/29
(a) (l)
679 681,023
Ellucian Holdings, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.94%
,
10/09/29
(a) (l)
.......... 994 998,126
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B ,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.75%
,
12/29/27
(a) (d)
7,538 6,633,204
Ensemble RCM LLC, Term Loan B ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 8.33%
,
08/01/29
(a) (l)
977 972,539
EP Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.10%
,
11/06/28
(a) (l)
990 989,171
Fertitta Entertainment LLC, Term Loan
B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.08%
,
01/27/29
(a)
14,817 14,825,984
First Advantage Holdings LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
8.21%
,
01/31/27
(a) (l)
.......... 1,000 998,330
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.87%
,
03/30/27
(a) (d)
EUR 6,747 7,216,260
Flexsys Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.85%
,
11/01/28
(a)
.......... USD 4,453 4,207,624
Focus Financial Partners LLC, Term
Loan B7 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
8.09%
,
06/30/28
(a) (l)
.......... 993 990,895
Fortrea Holdings, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.09%
,
07/01/30
(a) (l)
239 238,477
Foundation Building Materials, Inc.,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
9.33%
,
01/29/31
(a) (l)
.......... 186 184,916
Gainwell Acquisition Corp., 1st Lien
Term Loan B , 10/01/27
(a) (l) (r)
..... 997 964,581
Galaxy Universal LLC, Term Loan ,
(3-mo. LIBOR USD at 1.00% Floor +
6.00%), 11.71%
,
11/12/26
(a) (d)
.... 27,804 27,526,289
Security
Par (000)
Par (000) Value
United States (continued)
Gemini HDPE LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 8.59%
,
12/31/27
(a) (l)
..... USD 494 $ 494,393
Genesys Cloud Services Holdings I
LLC, Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.21%
,
12/01/27
(a) (l)
.......... 385 387,441
Genuine Financial Holdings LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
9.33% - 9.34%
,
09/27/30
(a) (l)
..... 975 970,249
GN Loanco LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor +
4.50%), 9.83%
,
12/19/30
(a) (l)
..... 929 863,867
GoTo Group, Inc., Term Loan
(1-mo. LIBOR USD at 0.00% Floor +
4.75%), 10.18% , 04/28/28
(a)
.. 27,125 19,383,383
Green Plains Operating Co. LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
13.65%
,
07/20/26
(a) (d)
......... 22,095 21,818,451
Grifols Worldwide Operations Ltd.,
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
7.44%
,
11/15/27
(a) (l)
.......... 995 977,224
Grinding Media, Inc., 1st Lien Term
Loan , 9.56%
,
10/12/28
(a) (d) (l)
..... 992 984,904
Gulfside Supply, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 0.00%), 8.33%
,
06/17/31
(a) (d)
365 365,000
Hanesbrands, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
03/08/30
(a) (l)
..... 995 996,624
Helios Service Partners LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%),
12.06%
,
03/19/27
(a) (d)
......... 893 893,166
Helios Service Partners LLC, 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.81%
,
03/19/27
(a) (d)
......... 4,700 4,671,042
Helios Service Partners LLC,
Delayed Draw 2nd Lien Term
Loan , (3-mo. CME Term SOFR
at 1.00% Floor + 6.00%), 1.00% -
11.84%
,
03/19/27
(a) (d)
......... 7,207 7,162,733
Helios Software Holdings, Inc.,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
9.08%
,
07/18/30
(a) (l)
.......... 833 833,909
Herschend Entertainment Co. LLC,
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.34%
,
08/27/28
(a)
........... 3,699 3,710,490
Hilton Domestic Operating Co., Inc.,
Term Loan B4 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
7.10%
,
11/08/30
(a) (l)
.......... 276 276,190
Hilton Garden Inn Waikiki, Term loan ,
(1-mo. LIBOR USD at 3.25% Floor +
0.00%), 8.63%
,
01/01/38
(a)
..... 29,100 28,998,150

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Grand Vacations Borrower
LLC, Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/17/31
(a) (l)
.......... USD 657 $ 656,860
Homeserve USA Holding Corp.,
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.84%
,
10/21/30
(a) (l)
.......... 548 548,657
Houston Center, Term Loan , (1-mo.
CME Term SOFR + 2.21%),
0.00%
,
12/15/24
(a) (d)
.......... 30,825 15,180,463
HRNI Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at
0.75% Floor + 4.25%), 9.74% -
9.73%
,
12/11/28
(a) (d)
.......... 31,419 31,340,727
Hunter Douglas Holding BV, Term
Loan B1 , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/26/29
(a) (l)
.......... 496 491,419
Hydrofarm Holdings Group, Inc.,
Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.96%
,
10/25/28
(a) (d)
......... 4,364 3,513,339
INEOS Enterprises Holdings US
Finco LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor +
3.75%), 9.20%
,
07/08/30
(a) (l)
..... 998 997,919
INNIO Group Holding GmbH, Facility
Term Loan B , 9.58%
,
11/02/28
(a) (l)
. 662 663,155
Interface Security Systems LLC , (1-mo.
CME Term SOFR at 0.00% Floor +
7.00%), 0.00%
,
12/15/24
(a) (d)
.... 16,912 7,990,918
Iridium Satellite LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.75%
Floor + 2.25%), 7.59%
,
09/20/30
(a) (l)
1,132 1,129,980
J&J Ventures Gaming LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.46%
,
04/26/28
(a)
7,870 7,851,437
Jack Ohio Finance LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.21%
,
10/04/28
(a)
6,010 6,006,355
JFL-Tiger Acquisition Co., Inc.,
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.83%
,
10/17/30
(a) (l)
.......... 299 298,748
Jump Financial LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 10.10%
,
08/07/28
(a) (d) (l)
... 994 989,890
KBR, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
01/17/31
(a) (l)
..... 307 308,536
Kraton Corp., Term Loan , 03/15/29
(a) (l) (r)
992 985,122
Kronos Acquisition Holdings, Inc.,
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.49%
,
12/22/26
(a)
.......... 3,279 3,278,535
Learning Care Group (US) No. 2 Inc.,
Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.00%), 9.33% -
9.34%
,
08/11/28
(a) (l)
.......... 206 207,605
Legence Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.94%
,
12/16/27
(a) (l)
881 880,319
Security
Par (000)
Par (000) Value
United States (continued)
Level 3 Financing, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00%
Floor + 6.56%), 11.90%
,
04/15/29
(a)
USD 2,870 $ 2,806,344
Light & Wonder International, Inc.,
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
8.08%
,
04/14/29
(a) (l)
.......... 992 991,757
Lummus Technology Holdings V LLC,
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.96%
,
12/31/29
(a) (l)
.......... 992 995,320
M6 ETX Holdings II Midco LLC,
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.94%
,
09/19/29
(a) (l)
.......... 990 992,934
Maravai Intermediate Holdings LLC,
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.33%
,
10/19/27
(a) (l)
.......... 990 977,475
Maverick Gaming LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.82%
,
06/03/28
(a)
.......... 3,056 2,931,633
Maverick Gaming LLC, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.82%
,
06/03/28
(a)
.......... 4,883 3,418,305
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor +
3.75%), 9.09%
,
05/04/28
(a) (l)
..... 990 991,161
McAfee Corp., Term Loan B2 , (1-mo.
EURIBOR at 0.00% Floor + 3.50%),
7.16%
,
03/01/29
(a)
........... EUR 3,456 3,681,816
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
12.44%
,
11/01/29
(a)
.......... USD 3,210 2,177,439
Medline Borrower LP, Term Loan
(1-mo. CME Term SOFR at
0.50% Floor + 2.75%),
8.09% , 10/23/28
(a) (l)
........ 18,606 18,630,901
MH Sub I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.59%
,
05/03/28
(a) (l)
990 988,347
Momentive Performance Materials,
Inc., Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.50%),
9.84%
,
03/29/28
(a) (d) (l)
......... 990 987,500
MPH Acquisition Holdings LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
9.86%
,
09/01/28
(a) (l)
.......... 497 411,882
Naked Juice LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.43%
,
01/24/30
(a)
943 752,307
NGL Energy Operating LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
02/03/31
(a) (l)
416 416,923
Nieslsen Consumer, Inc., Term Loan
(a)
(1-mo. EURIBOR + 4.75%),
0.00% , 03/06/28 .......... EUR 3,000 3,206,842
(3-mo. EURIBOR at 0.00% Floor +
6.50%), 10.10% , 03/06/28 .... 5,237 5,602,506

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Olaplex, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
02/23/29
(a)
..... USD 12,582 $ 12,061,286
Olympus Water US Holding Corp., Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.90%
,
11/09/28
(a)
EUR 1,000 1,066,099
Olympus Water US Holding Corp., Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.46%
,
06/20/31
(a)
4,362 4,649,896
OMNIA Partners LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.57%
,
07/25/30
(a) (l)
USD 941 940,465
Organon & Co., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
2.50%), 7.83%
,
05/19/31
(a) (l)
..... 617 617,000
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 12.06%
,
03/19/27
(a) (d)
... 4,005 4,004,546
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.60% , 03/19/27
(a) (d)
....... 10,464 10,446,738
Orion Group HoldCo LLC, Term Loan
(a)
(d)
(3-mo. CME Term SOFR at 1.00%
Floor + 0.00%), 11.56% , 03/19/27 151 149,413
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.60% , 03/19/27 764 763,740
Orion Incremental, Delayed Draw Term
Loan , 12/31/30
(a) (d) (r)
.......... 4,726 4,673,244
Osaic Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
4.00%), 9.34%
,
08/17/28
(a) (l)
..... 403 404,358
Oscar AcquisitionCo LLC, Term Loan B ,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.58%
,
04/29/29
(a) (l)
990 988,687
Osmosis Buyer Ltd., Delayed Draw
Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.58% -
9.59%
,
07/31/28
(a) (l)
.......... 334 334,251
Ovation Parent, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
04/21/31
(a) (l)
..... 278 279,390
Park River Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.84%
,
12/28/27
(a)
........... 2,067 2,017,932
Peraton Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.19%
,
02/01/28
(a) (l)
987 986,281
PetSmart LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
02/11/28
(a) (l)
..... 1,241 1,235,893
Phoenix Guarantor, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
02/14/31
(a) (l)
998 994,388
Planet U.S. Buyer LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.82%
,
02/07/31
(a) (l)
961 966,766
Security
Par (000)
Par (000) Value
United States (continued)
Precision Medicine Group LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
8.43%
,
11/18/27
(a) (l)
.......... USD 997 $ 992,440
Prime Security Services Borrower
LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 7.58%
,
10/13/30
(a) (l)
..... 354 353,773
Project Alpha Intermediate Holding,
Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.07%
,
10/28/30
(a) (l)
.......... 966 967,791
Project Montage, Term Loan
(a)(d)(r)
01/01/28 ................. 5,184 5,183,692
01/01/38 ................. 11,663 11,663,308
Quartz AcquireCo LLC, Term Loan B1
(3-mo. CME Term SOFR at
0.00% Floor + 2.75%),
8.08% , 06/28/30
(a) (d) (l)
....... 8,996 8,996,445
Redstone HoldCo 2 LP, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.21%
,
04/27/28
(a)
.......... 19,419 17,310,182
Redstone HoldCo 2 LP, 2nd Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.21%
,
04/27/29
(a)
.......... 10,460 8,368,000
Robertshaw U.S. Holding Corp.,
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.45%
,
02/28/27
(a) (d)
......... 4,760 47,600
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1 , (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.83%
,
03/16/27
(a)
........... 9,057 9,056,984
Severin Acquisition LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
8.33%
,
08/01/27
(a) (l)
.......... 602 603,890
Star Parent, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
3.75%), 9.08%
,
09/27/30
(a) (l)
..... 998 996,024
Surgery Center Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR +
3.50%), 0.00%
,
12/19/30
(a)
..... 305 305,449
TK Elevator Midco GmbH, Facility
Term Loan B2 , (6-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.79%
,
04/30/30
(a) (l)
.......... 990 994,473
Topgolf Callaway Brands Corp.,
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
8.34%
,
03/15/30
(a) (l)
.......... 950 951,575
TransDigm, Inc., Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 7.84%
,
02/28/31
(a) (l)
..... 998 999,495
Triton Water Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.85%
,
03/31/28
(a)
........... 4,103 4,103,080
Truist Insurance Holdings LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.58%
,
05/06/31
(a) (l)
.......... 1,137 1,138,012

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
UKG, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 8.58%
,
02/10/31
(a) (l)
..... USD 995 $ 998,157
UPC Financing Partnership, Facility
Term Loan AX , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
8.44%
,
01/31/29
(a) (l)
.......... 1,000 993,470
USI, Inc., Term Loan , 8.09%
,
09/30/24
(a)
300 300,364
Vaco Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.48%
,
01/21/29
(a)
..... 7,607 7,537,194
VC GB Holdings I Corp., 1st Lien Term
Loan , 8.34% - 8.33%
,
07/21/28
(a) (l)
992 988,179
Veritas US, Inc., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor +
5.00%), 10.46%
,
09/01/25
(a)
..... 1,681 1,457,725
Vestis Corp., Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 7.58%
,
02/22/31
(a) (l)
..... 261 259,821
ViaSat, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
05/30/30
(a) (l)
..... 464 412,430
Vinoy St. Petersburg (The), Term Loan ,
09/09/24
(a) (d) (r)
.............. 866 848,264
Virgin Media Bristol LLC, Facility
Term Loan Q , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.69%
,
01/31/29
(a) (l)
.......... 1,000 953,750
Virtusa Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
02/11/28
(a)
..... 992 993,260
VS Buyer LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 8.58%
,
04/12/31
(a) (l)
..... 995 996,062
Wand Newco 3, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
9.09%
,
01/30/31
(a) (l)
.......... 641 644,891
Waystar Technologies, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR
+ 4.00%), 8.10%
,
07/31/24
(a)
.... 569 569,100
WEC US Holdings Ltd., Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.09%
,
01/27/31
(a) (l)
351 351,077
Whatabrands LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor +
2.75%), 8.09%
,
08/03/28
(a) (l)
..... 374 373,965
Woof Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.35%
,
12/21/27
(a)
........... 3,192 2,629,822
WR Grace Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.59%
,
09/22/28
(a) (l)
995 997,922
Xerox Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
11/17/29
(a)
5,540 5,527,818
Security
Par (000)
Par (000) Value
United States (continued)
Ziggo Financing Partnership, Facility
Term Loan I , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.94%
,
04/30/28
(a) (l)
.......... USD 1,000 $ 965,560
981,456,487
Total Floating Rate Loan Interests — 4.4%
(Cost: $ 1,751,066,713 ) ........................... 1,675,113,833
Foreign Agency Obligations
Argentina — 0.1%
YPF SA , 9.50%
,
01/17/31
(c)
....... 21,201 21,540,216
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(b)
................ 1,296 1,273,320
Empresa Nacional del Petroleo
3.75% , 08/05/26
(b)
........... 3,644 3,487,991
6.15% , 05/10/33
(c)
........... 1,520 1,516,960
6,278,271
Colombia — 0.0%
Ecopetrol SA
8.88% , 01/13/33 ............ 3,244 3,349,430
8.38% , 01/19/36 ............ 1,814 1,780,441
5,129,871
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%),
2.50% , 02/18/3021 ........ GBP 5,000 4,534,959
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024 ... EUR 1,525 1,645,448
6,180,407
Finland — 0.0%
Finnair OYJ , 4.75%
,
05/24/29
(b)
.... 2,700 2,845,531
France — 0.3%
Electricite de France SA
(b)
(6-Year EUR Swap Annual +
3.44%), 4.00%
(a) (o)
......... 11,700 12,526,820
(12-Year EUR Swap Annual +
3.79%), 5.38%
(a) (o)
......... 11,000 11,751,941
(12-Year EUR Swap Annual +
3.04%), 5.00%
(a) (o)
......... 900 955,706
(13-Year GBP Swap Semi + 4.23%),
6.00%
(a) (o)
............... GBP 18,500 22,779,829
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(a) (o)
......... EUR 14,200 14,179,494
(5-Year EUR Swap Annual +
3.20%), 3.00%
(a) (o)
......... 1,000 982,616
(5-Year EUR Swap Annual +
4.86%), 7.50%
(a) (o)
......... 10,000 11,451,133
(BPISDS15 + 3.32%), 5.88%
(a) (o)
. GBP 3,900 4,681,518
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a) (o)
......... EUR 7,800 7,279,496
6.13% , 06/02/34 ............ GBP 8,600 11,054,375
97,642,928
Hong Kong — 0.0%
(b)
Airport Authority , 3.83%
,
07/09/27 ... HKD 25,000 3,204,615
Hong Kong Mortgage Corp. Ltd. (The)
4.10% , 02/28/29 ............ 35,000 4,481,979

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
4.20% , 02/28/34 ............ HKD 11,500 $ 1,494,313
9,180,907
Hungary — 0.0%
(b)
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29 ................. EUR 4,472 5,036,236
MVM Energetika Zrt. , 7.50%
,
06/09/28 USD 2,649 2,754,132
7,790,368
India — 0.1%
(b)
NTPC Ltd. , 4.38%
,
11/26/24 ...... 10,000 9,933,900
Power Finance Corp. Ltd.
4.50% , 06/18/29 ............ 1,500 1,431,094
3.95% , 04/23/30 ............ 8,000 7,335,000
18,699,994
Indonesia — 0.2%
(b)
Bank Negara Indonesia Persero Tbk.
PT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(a) (o)
........... 13,000 12,090,000
Bank Tabungan Negara Persero Tbk.
PT , 4.20%
,
01/23/25 .......... 10,000 9,856,250
Hutama Karya Persero PT , 3.75%
,
05/11/30 .................. 10,000 9,153,125
Pelabuhan Indonesia Persero PT ,
4.88%
,
10/01/24 ............ 10,000 9,971,875
Pertamina Persero PT , 3.65%
,
07/30/29 4,998 4,645,016
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara , 1.88%
,
11/05/31 .................. EUR 8,000 7,124,495
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT , 2.05%
,
05/11/26 .................. USD 10,000 9,226,100
62,066,861
Ireland — 0.1%
AIB Group plc
(a)(b)(o)
(5-Year EUR Swap Annual +
5.70%), 5.25% ........... EUR 15,107 16,118,171
(5-Year EUR Swap Annual +
6.63%), 6.25% ........... 11,797 12,629,259
28,747,430
Italy — 0.0%
(a)(b)
Banca Monte dei Paschi di Siena SpA ,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26 ................. 8,755 9,470,304
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(o)
4,860 4,566,186
14,036,490
Latvia — 0.0%
Air Baltic Corp. A/S , 14.50%
,
08/14/29
(c)
8,860 10,242,583
Mexico — 0.3%
Petroleos Mexicanos
4.25% , 01/15/25 ............ USD 511 504,357
3.63% , 11/24/25
(b)
........... EUR 965 997,942
6.88% , 08/04/26 ............ USD 25,552 24,977,080
6.50% , 03/13/27 ............ 65,808 62,675,539
8.75% , 06/02/29 ............ 3,541 3,477,103
5.95% , 01/28/31 ............ 3,328 2,674,880
6.70% , 02/16/32 ............ 4,191 3,506,484
Series 13-2 , 7.19% , 09/12/24 .... MXN 2,306 12,463,421
111,276,806
Security
Par (000)
Par (000) Value
Morocco — 0.1%
OCP SA
4.50% , 10/22/25
(b)
........... USD 4,882 $ 4,787,411
6.75% , 05/02/34
(c)
........... 15,569 15,977,687
5.13% , 06/23/51
(b)
........... 1,237 931,229
7.50% , 05/02/54
(c)
........... 13,122 13,370,268
35,066,595
Netherlands — 0.1%
TenneT Holding BV
(b)
(5-Year EUR Swap Annual +
2.72%), 2.37%
(a) (o)
......... EUR 17,400 18,122,080
1.00% , 06/13/26 ............ 11,300 11,545,128
1.38% , 06/05/28 ............ 3,900 3,886,860
2.00% , 06/05/34 ............ 1,600 1,490,991
4.75% , 10/28/42 ............ 4,271 4,971,712
40,016,771
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA , 5.13%
,
08/11/61
(c)
........ USD 3,142 2,317,225
Peru — 0.0%
Corp. Financiera de Desarrollo SA ,
4.75%
,
07/15/25
(b)
........... 6,523 6,427,764
Philippines — 0.0%
Development Bank of the Philippines ,
2.38%
,
03/11/31
(b)
........... 10,000 8,300,400
Singapore — 0.0%
Clifford Capital Pte. Ltd. , 1.73%
,
09/10/24
(b)
................ 800 794,344
South Korea — 0.1%
Korea Development Bank (The) , 2.13%
,
10/01/24 ................. 10,000 9,911,100
Korea Electric Power Corp. , 3.63%
,
06/14/25
(b)
................ 10,000 9,835,900
Korea Housing Finance Corp. , 4.48%
,
04/06/26
(b)
................ AUD 6,300 4,150,833
Korea Hydro & Nuclear Power Co.
Ltd.
(b)
3.25% , 06/15/25 ............ USD 3,292 3,225,896
1.25% , 04/27/26 ............ 4,917 4,569,737
Korea National Oil Corp.
(b)
3.25% , 07/10/24 ............ 1,650 1,649,175
4.75% , 04/03/26 ............ 500 494,385
4.88% , 04/03/28 ............ 500 495,375
4.88% , 04/03/29 ............ 6,485 6,413,730
Korea South-East Power Co. Ltd. ,
2.13%
,
02/03/25
(b)
........... 2,786 2,731,151
43,477,282
Thailand — 0.0%
Export Import Bank of Thailand , 3.90%
,
06/02/27
(b)
................ 6,000 5,775,420
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S ,
8.25%
,
02/14/29
(b)
........... 1,865 1,897,638
Total Foreign Agency Obligations — 1.4%
(Cost: $ 544,687,179 ) ............................. 545,732,102

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 8.75%
,
04/14/32
(c)
USD 9,675 $ 8,565,398
Argentina — 0.1%
Argentine Republic (The)
1.00% , 07/09/29 ............ 8,480 4,846,850
3.62% , 07/09/35
(g)
........... 16,064 6,746,985
4.25% , 01/09/38
(g)
........... 9,835 4,514,265
3.50% , 07/09/41
(g)
........... 15,925 6,242,600
22,350,700
Bahrain — 0.0%
Kingdom of Bahrain , 5.45%
,
09/16/32
(b)
2,890 2,651,575
Belgium — 0.1%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (c)
............... EUR 23,877 24,064,143
Benin — 0.0%
Benin Government Bond
4.88% , 01/19/32
(b)
........... 553 495,627
7.96% , 02/13/38
(c)
........... USD 5,075 4,710,235
6.88% , 01/19/52
(b)
........... EUR 2,282 1,921,889
7,127,751
Brazil — 0.2%
Federative Republic of Brazil
6.00% , 08/15/24 ............ BRL 29 22,135,881
10.00% , 01/01/25 ........... 85 14,286,932
10.00% , 01/01/27 ........... 273 44,365,723
7.13% , 05/13/54 ............ USD 6,739 6,506,505
87,295,041
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 .. 5,498 4,746,039
Colombia — 0.3%
Republic of Colombia
4.50% , 01/28/26 ............ 4,799 4,691,023
3.88% , 03/22/26 ............ EUR 938 989,593
5.75% , 11/03/27 ............ COP 214,897,800 45,811,539
6.00% , 04/28/28 ............ 232,756,900 49,024,731
8.00% , 04/20/33 ............ USD 4,337 4,495,301
8.00% , 11/14/35 ............ 22,368 22,971,936
8.75% , 11/14/53 ............ 1,134 1,194,102
129,178,225
Costa Rica — 0.0%
Republic of Costa Rica
6.13% , 02/19/31
(b)
........... 10,199 10,234,059
6.55% , 04/03/34
(b)
........... 2,478 2,534,529
7.30% , 11/13/54
(c)
........... 2,885 3,005,810
15,774,398
Czech Republic — 0.3%
Czech Republic
2.75% , 07/23/29 ............ CZK 1,420,380 57,020,229
5.00% , 09/30/30 ............ 833,010 37,315,653
94,335,882
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88% , 01/29/26
(b)
........... USD 1,433 1,449,121
5.95% , 01/25/27
(b)
........... 5,235 5,203,590
4.50% , 01/30/30
(c)
........... 6,882 6,271,223
7.05% , 02/03/31
(c)
........... 5,388 5,546,273
4.88% , 09/23/32
(c)
........... 5,061 4,539,084
4.88% , 09/23/32
(b)
........... 18,004 16,147,338
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
10.75% , 06/01/36
(c)
.......... DOP 1,559,550 $ 26,174,579
65,331,208
Egypt — 0.2%
Arab Republic of Egypt
3.88% , 02/16/26
(b)
........... USD 10,656 9,856,800
4.75% , 04/16/26
(b)
........... EUR 20,085 20,266,482
5.63% , 04/16/30
(b)
........... 3,243 2,778,473
6.38% , 04/11/31
(b)
........... 2,600 2,205,822
7.63% , 05/29/32
(b)
........... USD 31,919 26,043,909
8.50% , 01/31/47
(c)
........... 2,140 1,583,600
7.90% , 02/21/48
(b)
........... 13,610 9,552,519
7.50% , 02/16/61
(c)
........... 2,556 1,708,526
7.50% , 02/16/61
(b)
........... 2,690 1,798,097
75,794,228
El Salvador — 0.0%
Republic of El Salvador , 7.65%
,
06/15/35
(b)
................ 6,136 4,416,002
France — 0.1%
French Republic , 3.00%
,
05/25/54
(b) (c)
EUR 24,477 22,819,163
Gabon — 0.0%
Gabon Government Bond , 7.00%
,
11/24/31
(b)
................ USD 7,617 5,750,835
Germany — 0.4%
Federal Republic of Germany
(b)
0.10% , 04/15/26 ............ EUR 58,781 61,390,231
0.00% , 08/15/29 ............ 9,700 9,197,486
1.70% , 08/15/32 ............ 83,140 84,398,616
154,986,333
Greece — 0.1%
Hellenic Republic , 4.13%
,
06/15/54
(b) (c)
43,135 44,409,975
Guatemala — 0.1%
Republic of Guatemala
4.88% , 02/13/28
(b)
........... USD 29,863 28,659,148
5.25% , 08/10/29
(c)
........... 494 474,240
7.05% , 10/04/32
(c)
........... 5,032 5,263,157
7.05% , 10/04/32
(b)
........... 1,975 2,065,727
6.60% , 06/13/36
(c)
........... 9,061 9,077,989
4.65% , 10/07/41
(c)
........... 3,517 2,754,251
48,294,512
Honduras — 0.0%
Republic of Honduras , 5.63%
,
06/24/30
(c)
................ 2,433 2,073,372
Hungary — 0.2%
Hungary Government Bond
6.75% , 10/22/28 ............ HUF 4,399,620 11,956,252
5.25% , 06/16/29
(c)
........... USD 5,120 5,024,000
4.00% , 07/25/29
(b)
........... EUR 42,600 45,152,558
5.38% , 09/12/33
(b)
........... 4,142 4,591,574
5.50% , 03/26/36
(c)
........... USD 1,955 1,879,244
68,603,628
India — 1.2%
Indian Railway Finance Corp. Ltd. ,
3.25%
,
02/13/30
(b)
........... 638 571,209
Republic of India
7.37% , 10/23/28 ............ INR 13,274,400 161,284,656
6.54% , 01/17/32 ............ 5,529,400 64,256,585
7.18% , 08/14/33 ............ 11,000,000 133,009,144
7.18% , 07/24/37 ............ 5,303,800 64,307,879

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
7.30% , 06/19/53 ............ INR 1,124,550 $ 13,883,161
437,312,634
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk.
PT , 3.75%
,
03/30/26
(b)
........ USD 1,980 1,892,137
Perusahaan Penerbit SBSN Indonesia
III , 4.40%
,
06/06/27
(c)
......... 1,916 1,875,745
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 239,284,000 14,738,201
4.55% , 01/11/28 ............ USD 475 464,144
4.10% , 04/24/28 ............ 4,525 4,345,219
6.88% , 04/15/29 ............ IDR 597,153,000 36,329,100
4.85% , 01/11/33 ............ USD 500 488,594
7.00% , 02/15/33 ............ IDR 242,985,000 14,833,282
6.63% , 02/15/34 ............ 231,181,000 13,676,321
8.25% , 05/15/36 ............ 218,585,000 14,550,085
7.13% , 06/15/38 ............ 315,885,000 19,377,931
6.75% , 01/15/44
(b)
........... USD 3,983 4,604,099
5.65% , 01/11/53 ............ 400 405,125
5.10% , 02/10/54 ............ 3,000 2,824,080
130,404,063
Ireland — 0.4%
Republic of Ireland , 2.60%
,
10/18/34
(b)
EUR 160,881 167,032,913
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(b)
........... USD 5,352 5,171,370
5.25% , 03/22/30
(b)
........... EUR 10,730 10,457,077
5.88% , 10/17/31
(b)
........... 5,283 5,097,350
4.88% , 01/30/32
(b)
........... 1,665 1,495,602
7.63% , 01/30/33
(c)
........... USD 5,077 4,918,344
6.13% , 06/15/33
(b)
........... 13,874 12,226,462
8.25% , 01/30/37
(c)
........... 8,204 7,916,860
47,283,065
Jamaica — 0.0%
Jamaica Government Bond , 6.75%
,
04/28/28 ................. 3,408 3,491,070
Japan — 0.7%
Japan Government Bond
0.40% , 06/01/26 ............ JPY 1,528,550 9,509,236
1.50% , 09/20/43 ............ 19,404,000 114,438,856
1.30% , 12/20/43 ............ 21,698,500 123,381,644
247,329,736
Jordan — 0.0%
Hashemite Kingdom of Jordan
(b)
4.95% , 07/07/25 ............ USD 3,107 3,024,470
5.85% , 07/07/30 ............ 11,277 10,092,915
13,117,385
Kenya — 0.1%
Republic of Kenya
9.75% , 02/16/31
(c)
........... 13,643 12,994,957
8.00% , 05/22/32
(b)
........... 15,652 13,523,328
26,518,285
Malaysia — 0.2%
Federation of Malaysia , 4.64%
,
11/07/33 .................. MYR 124,851 28,060,047
Malaysia Government Bond , 3.89%
,
08/15/29 ................. 129,883 27,810,518
55,870,565
Security
Par (000)
Par (000) Value
Mexico — 0.4%
Mex Bonos Desarr Fix Rt , 7.00%
,
09/03/26 ................. MXN 13,032 $ 66,387,253
United Mexican States
3.75% , 01/11/28 ............ USD 2,844 2,689,357
8.50% , 03/01/29 ............ MXN 913 4,694,107
8.50% , 05/31/29 ............ 4,503 23,198,888
2.66% , 05/24/31 ............ USD 5,208 4,283,580
7.50% , 05/26/33 ............ MXN 4,783 22,467,011
6.35% , 02/09/35 ............ USD 4,995 5,022,473
6.34% , 05/04/53 ............ 5,070 4,770,870
133,513,539
Mongolia — 0.0%
State of Mongolia
(b)
3.50% , 07/07/27 ............ 8,000 7,207,500
7.88% , 06/05/29 ............ 485 494,753
7,702,253
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(b)
................ EUR 3,708 3,652,155
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
........... USD 402 357,378
2.38% , 12/15/27
(b)
........... 566 503,174
5.95% , 03/08/28
(c)
........... 2,259 2,264,648
6.50% , 09/08/33
(c)
........... 2,441 2,516,518
5,641,718
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(c)
........... 2,638 2,473,125
7.14% , 02/23/30
(b)
........... 18,285 15,856,524
7.88% , 02/16/32
(b)
........... 12,719 11,001,935
7.63% , 11/28/47
(b)
........... 2,766 2,012,265
9.25% , 01/21/49
(b)
........... 921 805,587
32,149,436
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(b)
................ EUR 2,571 2,854,945
Oman — 0.0%
Oman Government Bond
(b)
6.50% , 03/08/47 ............ USD 3,078 3,070,305
6.75% , 01/17/48 ............ 5,398 5,497,526
8,567,831
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 ............ 5,812 6,078,989
6.40% , 02/14/35 ............ 8,751 8,295,948
8.00% , 03/01/38 ............ 2,654 2,797,316
17,172,253
Paraguay — 0.0%
Republic of Paraguay
(b)
2.74% , 01/29/33 ............ 3,160 2,541,825
5.60% , 03/13/48 ............ 2,544 2,253,984
4,795,809
Peru — 0.2%
Republic of Peru
5.94% , 02/12/29
(b)
........... PEN 117,311 30,606,678
2.78% , 01/23/31 ............ USD 4,054 3,472,251
1.86% , 12/01/32 ............ 7,542 5,713,065

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
7.60% , 08/12/39
(c)
........... PEN 126,236 $ 33,173,786
72,965,780
Philippines — 0.1%
Republic of Philippines
6.13% , 01/18/31 ............ PHP 1,440,000 23,868,578
6.25% , 01/25/34 ............ 320,580 5,287,411
2.65% , 12/10/45 ............ USD 1,702 1,115,342
30,271,331
Poland — 0.3%
Republic of Poland
4.75% , 07/25/29 ............ PLN 212,774 50,806,455
2.75% , 10/25/29 ............ 326,573 71,124,430
4.88% , 10/04/33 ............ USD 1,229 1,198,509
5.50% , 04/04/53 ............ 4,679 4,579,712
127,709,106
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(c)
........... 1,221 1,199,022
2.13% , 03/07/28
(b)
........... EUR 7,826 7,729,088
2.50% , 02/08/30
(b)
........... 4,410 4,128,101
2.12% , 07/16/31
(b)
........... 5,060 4,363,994
17,420,205
Russia — 0.0%
Russian Federation , 6.10%
,
07/18/35
(e) (f)
................ RUB 1,479,489 3,450,703
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(b)
........... USD 3,614 3,499,933
5.00% , 01/18/53
(c)
........... 2,483 2,185,040
3.45% , 02/02/61
(b)
........... 10,042 6,552,405
12,237,378
Senegal — 0.1%
Republic of Senegal
(b)
7.75% , 06/10/31 ............ 17,079 16,182,353
6.25% , 05/23/33 ............ 3,853 3,222,071
19,404,424
Serbia — 0.0%
Republic of Serbia , 6.00%
,
06/12/34
(c)
3,561 3,503,134
Singapore — 0.2%
Republic of Singapore
1.25% , 11/01/26 ............ SGD 20,700 14,550,070
3.38% , 05/01/34 ............ 55,585 41,587,500
56,137,570
South Africa — 0.4%
Republic of South Africa
10.50% , 12/21/26 ........... ZAR 422,568 24,103,969
8.00% , 01/31/30 ............ 232,413 11,709,479
7.00% , 02/28/31 ............ 690,241 31,799,150
5.88% , 04/20/32 ............ USD 4,469 4,139,411
9.00% , 01/31/40 ............ ZAR 250,150 10,830,020
8.75% , 01/31/44 ............ 829,472 34,144,601
5.00% , 10/12/46 ............ USD 3,373 2,365,316
8.75% , 02/28/48 ............ ZAR 487,389 19,945,411
139,037,357
South Korea — 0.2%
Republic of Korea , 3.50%
,
06/10/34 . KRW 77,195,440 57,095,564
Security
Par (000)
Par (000) Value
Spain — 2.1%
Bonos y Obligaciones del Estado
0.00% , 05/31/25 ............ EUR 151,740 $ 157,442,267
2.55% , 10/31/32
(b) (c)
.......... 102,487 104,311,580
3.15% , 04/30/33
(b) (c)
.......... 30,606 32,445,669
3.25% , 04/30/34
(b) (c)
.......... 365,391 387,442,239
3.90% , 07/30/39
(b) (c)
.......... 23,720 25,930,553
2.90% , 10/31/46
(b) (c)
.......... 45,767 42,042,467
3.45% , 07/30/66
(b) (c)
.......... 42,500 40,344,282
789,959,057
Thailand — 0.4%
Kingdom of Thailand
2.40% , 03/17/29 ............ THB 2,736,800 74,211,859
2.80% , 06/17/34 ............ 1,894,073 51,912,491
3.39% , 06/17/37 ............ 1,253,300 35,917,858
4.00% , 06/17/55 ............ 141,182 4,180,349
166,222,557
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(c)
................ USD 4,158 4,129,414
Turkey — 0.1%
Republic of Turkiye (The)
31.08% , 11/08/28 ........... TRY 298,920 9,465,186
26.20% , 10/05/33 ........... 1,029,948 31,104,873
40,570,059
Ukraine — 0.1%
Ukraine Government Bond
(e)(f)
7.75% , 09/01/25
(b)
........... USD 3,089 974,580
8.99% , 02/01/26
(b)
........... 2,837 919,188
7.75% , 09/01/29
(b)
........... 14,930 4,516,325
4.38% , 01/27/32
(b)
........... EUR 11,145 3,055,549
7.38% , 09/25/34
(b)
........... USD 11,145 3,176,325
7.25% , 03/15/35
(c)
........... 10,900 3,101,050
7.25% , 03/15/35
(b)
........... 45,557 12,960,966
7.75% , 08/01/41
(a) (b)
.......... 23,954 11,689,552
40,393,535
United Kingdom — 0.4%
U.K. Treasury Bonds
(b)
3.50% , 01/22/45 ............ GBP 33,536 36,055,125
3.75% , 10/22/53 ............ 37,893 40,968,810
0.50% , 10/22/61 ............ 203,531 76,258,749
153,282,684
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75% , 07/20/33 ............ UYU 73,346 1,855,778
5.75% , 10/28/34 ............ USD 5,317 5,539,958
7,395,736
Uzbekistan — 0.0%
(c)
Republic of Uzbekistan , 5.38%
,
05/29/27 ................. EUR 9,974 10,651,613
Republic of Uzbekistan International
Bond , 7.85%
,
10/12/28 ........ USD 2,836 2,925,511
13,577,124
Total Foreign Government Obligations — 10.6%
(Cost: $ 4,119,565,066 ) ........................... 3,987,740,781

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Grantor Trust
iShares Bitcoin Trust
(f) (l) (s)
......... 88,000 $ 3,004,320
Total Grantor Trust — 0.0%
(Cost: $ 3,667,435 ) .............................. 3,004,320
Investment Companies
Communication Services Select Sector
SPDR Fund ............... 31,000 2,655,460
Energy Select Sector SPDR Fund .. 5,000 455,750
Financial Select Sector SPDR Fund . 250,000 10,277,500
Formentera Partners Fund II LP
(d) (l)
.. –
(m)
24,357,860
Invesco S&P 500 Equal Weight ETF
(i)
240,141 39,450,364
iShares 0-5 Year TIPS Bond ETF
(s)
.. 401,690 39,964,138
iShares 20+ Year Treasury Bond ETF
(s)
103,000 9,453,340
iShares China Large-Cap ETF
(s)
.... 18,825 489,262
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(i) (s)
....... 289,039 30,961,858
iShares Latin America 40 ETF
(s)
.... 536,067 13,273,019
iShares MSCI Brazil ETF
(s)
....... 496,774 13,576,833
iShares Russell Mid-Cap Growth ETF
(s)
95,766 10,567,778
Janus Henderson AAA CLO ETF ... 981,578 49,942,689
SPDR Bloomberg High Yield Bond
ETF
(i)
.................... 36,829 3,471,870
US Global Jets ETF
(f) (i)
.......... 250,000 4,915,000
Utilities Select Sector SPDR Fund .. 7,000 476,980
VanEck JPMorgan EM Local Currency
Bond ETF ................. 1,780,566 42,341,859
VanEck Semiconductor ETF
(i)
...... 56,000 14,599,200
Vanguard Intermediate-Term Corporate
Bond ETF
(i)
................ 612,000 48,917,160
Total Investment Companies — 1.0%
(Cost: $ 344,299,408 ) ............................. 360,147,920
Par (000)
Pa r (000)
Municipal Bonds
California - 0 .1%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 6.92% , 04/01/40 ......... USD 6,360 7,110,714
California State Public Works Board ,
Series 2009G, Sub-Series G-2 , RB ,
8.36% , 10/01/34 ............ 6,820 8,189,751
Central Unified School District , Series
2021A , GO , 3.00% , 08/01/44 .... 5,000 4,101,157
City of Riverside , Series 2010A , RB ,
7.61% , 10/01/40 ............ 3,805 4,617,075
Contra Costa Community College
District , Series 2010B , GO ,
6.50% , 08/01/34 ............ 3,205 3,413,947
Golden State Tobacco Securitization
Corp. , Series 2021B , RB ,
2.75% , 06/01/34 ............ 4,140 3,454,864
State of California
Series 2009 , GO , 7.50% , 04/01/34 2,155 2,484,567
Series 2009 , GO , 7.55% , 04/01/39 4,840 5,735,000
Series 2009 , GO , 7.30% , 10/01/39 3,720 4,251,517
Series 2009 , GO , 7.35% , 11/01/39 2,270 2,615,502
45,974,094
Security
Par (000)
Par (000) Value
Colorado - 0 .1%
City & County of Denver , Series 2022A ,
GO , 5.00% , 08/01/37 ......... USD 10,000 $ 11,385,508
City of Greeley
Series 2022 , RB , 3.00% , 08/01/38 1,275 1,153,965
Series 2022 , RB , 3.00% , 08/01/39 1,340 1,194,270
Series 2022 , RB , 3.00% , 08/01/40 1,380 1,203,624
Colorado Health Facilities Authority ,
Series 2016A , RB , 4.00% , 11/15/46 9,245 8,779,967
Denver City & County School
District No. 1 , Series 2022A , GO ,
5.00% , 12/01/45 ............ 5,950 6,493,349
30,210,683
Delaware - 0 .0%
University of Delaware , Series 2010A ,
RB , 5.87% , 11/01/40 ......... 7,500 7,665,283
Florida - 0 .1%
Brevard County Health Facilities
Authority , Series 2022A , RB ,
5.00% , 04/01/47 ............ 9,000 9,405,718
County of Broward Airport System ,
Series 2019C , RB , 2.91% , 10/01/32 3,100 2,660,154
County of Miami-Dade , Series 2019E ,
RB , 2.53% , 10/01/30 ......... 7,590 6,572,436
Florida Department of Management
Services , Series 2021A , COP ,
3.00% , 11/01/36 ............ 5,005 4,705,049
Florida Development Finance Corp. ,
Series 2024 , RB, AMT , VRDN ,
12.00% , 07/15/28
(c) (t)
......... 14,910 15,832,032
Sumter Landing Community
Development District , Series 2016 ,
RB , 4.17% , 10/01/47 ......... 2,555 2,251,513
41,426,902
Georgia - 0 .1%
State of Georgia
Series 2022A , GO , 4.00% , 07/01/40 3,950 4,047,724
Series 2022A , GO , 4.00% , 07/01/41 7,890 8,035,339
12,083,063
Louisiana - 0 .0%
Louisiana Public Facilities Authority ,
Series 2020A , RB , 3.00% , 05/15/47 8,000 6,170,157
Massachusetts - 0 .1%
Commonwealth of Massachusetts
Series 2009E , GO , 5.46% , 12/01/39 805 816,883
Series 2019H , GO , 2.90% , 09/01/49 1,055 732,245
Massachusetts Housing Finance
Agency
Series 2014B , RB, AMT ,
4.50% , 12/01/39 .......... 485 477,470
Series 2015A , RB, AMT ,
4.35% , 12/01/40 .......... 335 335,000
Massachusetts School Building
Authority
Series 2019B , RB , 2.87% , 10/15/31 11,415 9,921,109
Series 2019B , RB , 2.97% , 10/15/32 9,240 7,926,612
20,209,319
Minnesota - 0 .0%
State of Minnesota , Series 2021A , GO ,
4.00% , 09/01/38 ............ 7,785 8,079,798

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Hampshire - 0 .0%
New Hampshire Municipal Bond Bank ,
Series 2022A , RB , 3.00% , 02/15/38 USD 1,530 $ 1,409,459
New Jersey - 0 .0%
New Jersey Health Care Facilities
Financing Authority , Series 2021 ,
RB , 3.00% , 07/01/51 ......... 4,965 3,623,021
New Jersey Transportation Trust
Fund Authority , Series 2010C , RB ,
5.75% , 12/15/28 ............ 3,800 3,824,489
Rutgers The State University of
New Jersey , Series 2019R , RB ,
3.27% , 05/01/43 ............ 3,750 2,986,604
10,434,114
New York - 0 .1%
New York City Municipal Water Finance
Authority
Series 2010AA-1 , RB ,
5.75% , 06/15/41 .......... 1,610 1,629,179
Series 2011AA , RB ,
5.44% , 06/15/43 .......... 4,775 4,655,213
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3 , RB ,
3.90% , 08/01/31 ............ 11,870 11,146,513
New York State Urban Development
Corp.
Series 2020E , RB , 4.00% , 03/15/38 4,755 4,800,789
Series 2021B , RB , 2.01% , 03/15/30 7,085 6,115,647
Series 2021B , RB , 2.50% , 03/15/33 9,725 8,085,102
State of New York , Series 2019B , GO ,
2.80% , 02/15/32 ............ 11,215 9,897,213
State of New York Mortgage Agency ,
Series 2014-189 , RB, AMT ,
3.85% , 10/01/34 ............ 10 9,979
46,339,635
North Carolina - 0 .0%
City of Charlotte , Series 2021A , RB ,
3.00% , 07/01/46 ............ 12,525 10,340,371
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 7.83% , 02/15/41 .... 4,015 4,821,801
JobsOhio Beverage System , Series
2013B , RB , 3.99% , 01/01/29 .... 5,315 5,186,105
State of Ohio , Series 2020C , GO ,
5.00% , 03/01/39 ............ 4,095 4,533,882
14,541,788
Oregon - 0 .0%
Oregon School Boards Association
Series 2002B , GO , 5.55% , 06/30/28 6,710 6,711,186
Series 2005A , GO , 4.76% , 06/30/28 2,601 2,555,636
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 ............ 3,057 3,099,265
12,366,087
Pennsylvania - 0 .0%
Commonwealth Financing Authority ,
Series 2016A , RB , 4.14% , 06/01/38 1,580 1,437,125
Puerto Rico - 0 .2%
Commonwealth of Puerto Rico
(e)(f)(t)
Series 2022 , VRDN 0.00% , 11/01/43 6,715 4,111,344
Series 2022 , VRDN 0.00% , 11/01/51 95,546 49,261,334
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
Series 2003NN , RB ,
5.50% , 07/01/20 .......... USD 2,060 $ 968,200
Series 2007TT , RB ,
5.00% , 07/01/18
(e) (f)
........ 1,915 900,050
Series 2008WW , RB ,
5.38% , 07/01/24
(e) (f)
........ 1,530 719,100
Series 2008WW , RB ,
5.25% , 07/01/33
(e) (f)
........ 2,930 1,377,100
Series 2008WW , RB ,
5.50% , 07/01/38
(e) (f)
........ 6,160 2,895,200
Series 2010AAA , RB ,
5.25% , 07/01/21 .......... 1,710 803,700
Series 2010AAA , RB ,
5.25% , 07/01/26 .......... 940 441,800
Series 2010CCC , RB ,
5.25% , 07/01/28
(e) (f)
........ 1,635 768,450
Series 2010ZZ , RB , 5.00% , 07/01/18 1,225 575,750
Series 2010ZZ , RB ,
5.25% , 07/01/23
(e) (f)
........ 500 235,000
Series 2010ZZ , RB , 5.25% , 07/01/26 1,150 540,500
Series 2010ZZ , RB ,
5.25% , 12/31/49
(e) (f)
........ 6,255 2,939,850
Series 2013A , RB ,
5.00% , 07/01/42
(e) (f)
........ 6,800 3,196,000
Series 2013A , RB ,
5.05% , 07/01/42
(e) (f)
........ 1,030 484,100
Series 2013A , RB ,
7.00% , 07/01/43
(e) (f)
........ 7,405 3,480,350
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1 , RB ,
4.75% , 07/01/53 ............ 2,048 2,018,606
75,716,434
Tennessee - 0 .0%
Tennessee Housing Development
Agency
Series 2018-3 , RB , 3.85% , 07/01/43 765 767,593
Series 2018-3 , RB , 3.95% , 01/01/49 615 619,147
1,386,740
Texas - 0 .1%
Dallas Fort Worth International Airport ,
Series 2019A , RB , 3.14% , 11/01/45 2,360 1,765,023
Port of Beaumont Navigation
District , Series 2024B , RB ,
10.00% , 07/01/26
(c)
.......... 17,945 17,992,965
Temple College , Series 2021 , GO ,
3.00% , 07/01/46 ............ 6,035 4,598,754
Texas A&M University , Series 2017B ,
RB , 2.84% , 05/15/27 ......... 5,965 5,654,490
University of Houston , Series 2020A ,
RB , 3.00% , 02/15/44 ......... 5,530 4,489,800
34,501,032
Utah - 0 .1%
City of Salt Lake City , Series 2021A ,
RB, AMT , 5.00% , 07/01/46 ..... 12,445 12,930,029
Virginia - 0 .0%
Tobacco Settlement Financing
Corp. , Series 2007A-1 , RB ,
6.71% , 06/01/46 ............ 9,465 7,969,681
Virginia Small Business Financing
Authority , Series 2017 , RB, AMT ,
5.00% , 12/31/47 ............ 2,900 2,931,696
10,901,377

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington - 0 .1%
State of Washington , Series 2022A ,
GO , 5.00% , 08/01/39 ......... USD 10,000 $ 11,049,731
Washington Health Care Facilities
Authority , Series 2015A , RB ,
4.00% , 10/01/45 ............ 16,910 16,510,399
27,560,130
Total Municipal Bonds — 1.1%
(Cost: $ 467,624,304 ) ............................. 431,683,620
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5 .2%
Cayman Islands — 0.1%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(c)
................ 17,980 16,864,015
Ireland — 0.0%
(a)
Dilosk Rmbs No. 8 Sts DAC
Series 8-STS, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.65%), 4.48%, 05/20/62
(b)
... EUR 2,031 2,175,045
Series 8-STS, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 4.73%, 05/20/62
(b)
... 518 554,205
Dilosk Rmbs No. 9 Dac, Series 9, Class
A, (3-mo. EURIBOR at 0.00% Floor
+ 0.68%), 4.47%, 01/25/63
(b)
.... 5,300 5,682,744
8,411,994
Italy — 0.0%
Miltonia Mortgage Finance SRL, Series
1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 5.09%,
04/28/62
(a) (b)
............... 8,612 9,022,623
Netherlands — 0.0%
(a)(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.63%), 4.35%, 06/15/53
(b)
... 1,806 1,937,153
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 4.95%, 02/15/55
(b)
... 2,414 2,618,241
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 5.53%, 02/15/55
(b)
... 803 875,989
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 4.96%, 07/28/58
(b)
... 740 792,519
Series 2021-2, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.70%), 4.56%, 04/28/59
(b)
... 1,972 2,115,565
Series 2021-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.80%), 4.66%, 04/28/59
(b)
... 820 873,740
Series 2021-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.05%), 4.91%, 04/28/59
(b)
... 504 535,708
9,748,915
Security
Par (000)
Par (000) Value
United Kingdom — 1.1%
(a)
Atlas Funding plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 7.02%,
02/25/60
(b)
.............. GBP 2,955 $ 3,768,429
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 6.36%,
01/20/61
(b)
.............. 4,141 5,270,086
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 7.11%,
01/20/61
(b)
.............. 1,494 1,909,287
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 7.96%,
01/20/61
(b)
.............. 987 1,266,921
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 9.01%,
01/20/61
(b)
.............. 505 654,380
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 6.07%,
09/20/61
(b)
.............. 12,150 15,362,885
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.52%,
09/20/61
(b)
.............. 1,603 2,022,956
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 6.77%,
09/20/61
(b)
.............. 1,104 1,393,191
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 7.42%,
09/20/61
(b)
.............. 365 460,614
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 6.33%,
07/20/45
(b)
................ 3,405 4,324,163
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 6.90%, 08/27/58
(b)
..... 520 653,834
Brants Bridge plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 7.61%,
12/12/64
(b)
.............. 2,600 3,315,215
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 6.11%,
06/14/66
(b)
.............. 2,486 3,145,832
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.78%), 5.99%,
06/17/58
(b)
.............. 1,310 1,656,052
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 6.41%,
06/17/58
(b)
.............. 382 482,009
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.81%,
06/17/58
(b)
.............. 102 129,179

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.70%,
01/17/59
(b)
.............. GBP 2,813 $ 3,523,572
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 7.10%,
01/17/59
(b)
.............. 178 220,076
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.60%,
12/27/55
(b)
.............. 1,829 2,318,456
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.90%,
12/27/55
(b)
.............. 1,969 2,479,587
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 7.20%,
12/27/55
(b)
.............. 2,438 3,050,962
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
6.33%, 10/21/55
(b)
........... 1,821 2,314,276
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 6.09%,
03/25/94
(b)
.............. 8,505 10,747,429
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.71%,
03/25/94
(b)
.............. 967 1,221,940
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 7.11%,
03/25/94
(b)
.............. 454 573,697
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 8.01%,
03/25/94
(b)
.............. 196 247,672
Finsbury Square
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
at 0.00% Floor + 0.65%), 5.86%,
12/16/67
(b)
.............. 808 1,020,536
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 6.21%,
12/16/67
(b)
.............. 1,470 1,857,907
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.25%), 6.46%,
12/16/67
(b)
.............. 1,045 1,309,584
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 6.01%,
12/16/71
(b)
.............. 1,036 1,310,953
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.46%,
12/16/71
(b)
.............. 1,339 1,694,388
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.61%,
12/16/71
(b)
.............. GBP 371 $ 468,445
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.91%,
12/16/71
(b)
.............. 200 250,183
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.51%,
12/16/67
(b)
.............. 218 275,146
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 7.21%,
12/16/73
(b)
.............. 1,294 1,654,794
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.71%,
12/16/73
(b)
.............. 1,236 1,578,363
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 9.71%,
12/16/73
(b)
.............. 873 1,082,844
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 5.63%, 06/18/39
(b)
6,150 7,616,717
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 6.35%,
09/28/55
(b)
.............. 741 929,848
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.70%,
09/28/55
(b)
.............. 441 547,752
Hops Hill NO 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 6.10%,
04/21/56
(b)
.............. 2,616 3,311,707
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.52%,
04/21/56
(b)
.............. 980 1,236,639
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.92%,
04/21/56
(b)
.............. 2,900 3,659,336
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 7.52%,
04/21/56
(b)
.............. 1,795 2,264,984
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 7.46%,
11/27/54
(b)
.............. 4,073 5,240,728
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.85%), 8.05%,
11/27/54
(b)
.............. 1,077 1,385,247

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 6.21%,
12/21/55
(b)
.............. GBP 6,480 $ 8,222,877
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.91%,
12/21/55
(b)
.............. 5,514 7,044,069
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.71%,
12/21/55
(b)
.............. 5,089 6,523,749
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.95%,
07/20/55
(b)
.............. 29,187 37,048,144
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 7.50%,
07/20/55
(b)
.............. 9,209 11,822,256
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 8.25%,
07/20/55
(b)
.............. 6,280 8,048,854
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 7.46%,
06/12/57
(b)
.............. 370 468,745
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 5.90%,
07/20/58
(b)
.............. 1,533 1,932,677
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 6.20%,
07/20/58
(b)
.............. 266 334,992
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.50%,
07/20/58
(b)
.............. 158 199,504
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 6.90%,
07/20/58
(b)
.............. 103 129,922
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 6.03%,
03/15/61
(b)
.............. 1,122 1,418,471
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.75%), 5.98%,
05/15/51
(b)
.............. 1,318 1,666,829
Series 2021-FL2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 6.03%,
05/15/52
(b)
.............. 767 969,527
Molossus Btl plc, Series 2024-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 6.19%,
04/18/61
(b)
................ 2,327 2,942,020
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 5.91%,
06/23/53
(b)
.............. GBP 1,573 $ 1,986,850
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 6.31%,
06/23/53
(b)
.............. 334 421,397
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.66%,
06/23/53
(b)
.............. 110 138,914
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 7.20%,
12/22/56
(b)
.............. 764 980,494
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 8.20%,
12/22/56
(b)
.............. 832 1,068,440
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 9.25%,
12/22/56
(b)
.............. 764 993,007
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.28% Floor + 0.28%), 4.07%,
12/01/50
(b)
................ EUR 949 958,746
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 4.31%,
11/15/38
(b)
................ 457 469,732
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average at 0.00%
Floor + 1.50%), 6.75%, 07/25/45
(b)
GBP 9,602 12,179,424
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 6.31%,
09/21/54
(b)
.............. 3,799 4,825,005
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 7.11%,
09/21/54
(b)
.............. 2,246 2,873,386
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 6.01%,
12/22/53
(b)
.............. 2,474 3,125,571
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.46%,
12/22/53
(b)
.............. 1,728 2,184,102
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 6.19%,
07/16/60
(b)
................ 1,602 2,033,885
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.70%,
10/23/59
(b)
.............. 421 533,350

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 7.20%,
10/23/59
(b)
.............. GBP 307 $ 387,064
Series 2022-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.40%), 8.60%,
10/23/59
(b)
.............. 538 667,842
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.45%,
02/23/61
(b)
.............. 5,725 7,280,565
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 7.95%,
02/23/61
(b)
.............. 2,389 3,102,273
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 8.85%,
02/23/61
(b)
.............. 1,770 2,321,514
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 9.55%,
02/23/61
(b)
.............. 1,093 1,435,700
Series 2023-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.45%,
09/27/59
(b)
.............. 6,621 8,418,151
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 7.45%,
09/27/59
(b)
.............. 2,321 3,000,445
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 8.40%,
09/27/59
(b)
.............. 2,150 2,772,919
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 9.45%,
09/27/59
(b)
.............. 1,337 1,732,817
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.90%,
02/26/61
(b)
.............. 1,671 2,129,453
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.90%,
02/26/61
(b)
.............. 566 727,815
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 9.20%,
02/26/61
(b)
.............. 356 453,807
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.66%,
10/16/56
(b)
.............. 115 145,651
Series 2020-1B, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.91%,
10/16/56
(b)
.............. 100 126,605
Series 2020-1B, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 7.16%,
10/16/56
(b)
.............. 100 126,417
Security
Par (000)
Par (000) Value
United Kingdom (continued)
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 3.99%, 06/12/44
(b)
.. EUR 100 $ 103,221
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 5.48%,
06/12/44
(b)
.............. GBP 250 307,669
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 4.01%, 06/12/44
(b)
.. EUR 1,648 1,690,523
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor and 10.63% Cap +
1.75%), 6.96%, 06/12/45
(b)
... GBP 534 671,014
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor and 11.20% Cap +
2.20%), 7.41%, 06/12/45
(b)
... 329 408,248
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor and 12.30% Cap +
3.30%), 8.51%, 06/12/45
(b)
... 450 551,332
Stratton Mortgage Funding plc
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 6.10%,
06/28/50
(b)
.............. 1,764 2,229,284
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.55%,
06/28/50
(b)
.............. 1,121 1,410,208
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.70%,
06/28/50
(b)
.............. 2,576 3,212,576
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 6.19%,
06/25/49
(b)
.............. 8,510 10,755,877
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.56%,
06/25/49
(b)
.............. 11,150 14,067,273
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.71%,
06/25/49
(b)
.............. 933 1,173,968
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 5.96%,
07/12/63
(b)
.............. 634 800,676
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 6.21%,
07/12/63
(b)
.............. 157 198,512
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.51%,
07/12/63
(b)
.............. 107 135,159

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 6.44%,
04/20/65
(b)
.............. GBP 4,054 $ 5,163,200
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 7.36%,
04/20/65
(b)
.............. 2,053 2,666,568
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 8.36%,
04/20/65
(b)
.............. 438 575,453
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 9.61%,
04/20/65
(b)
.............. 278 357,321
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 6.16%,
08/15/64
(b)
.............. 16,482 20,900,825
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 6.91%,
08/20/55
(b)
.............. 2,576 3,301,083
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 7.71%,
08/20/55
(b)
.............. 817 1,043,913
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 8.71%,
08/20/55
(b)
.............. 1,039 1,348,110
Tower Bridge Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 6.01%, 11/20/63
(b)
... 556 703,622
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 6.33%, 11/20/63
(b)
... 253 319,889
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 6.73%, 11/20/63
(b)
... 140 176,751
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 7.03%, 11/20/63
(b)
... 170 213,995
Series 2022-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.46%,
12/20/63
(b)
.............. 264 331,234
Series 2023-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 7.41%,
03/20/65
(b)
.............. 755 960,585
Series 2023-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 8.41%,
03/20/65
(b)
.............. 1,119 1,431,731
Series 2023-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.30%), 9.51%,
03/20/65
(b)
.............. 959 1,229,047
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 8.25%,
01/20/66
(b)
.............. 773 996,251
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 9.25%,
01/20/66
(b)
.............. GBP 864 $ 1,119,288
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 6.13%,
05/20/66
(b)
.............. 7,531 9,538,844
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 6.45%,
05/20/66
(b)
.............. 1,489 1,885,723
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.85%,
05/20/66
(b)
.............. 676 858,715
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 6.16%,
07/15/59
(b)
................ 16,879 21,318,010
Twin Bridges plc
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.81%,
03/12/55
(b)
.............. 436 553,319
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 7.31%,
03/12/55
(b)
.............. 804 1,009,868
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.66%), 5.87%,
09/12/55
(b)
.............. 2,555 3,222,675
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 6.11%,
09/12/55
(b)
.............. 819 1,030,050
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 6.36%,
09/12/55
(b)
.............. 435 546,132
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.71%,
09/12/55
(b)
.............. 187 233,461
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.51%,
12/01/55
(b)
.............. 830 1,035,568
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.91%,
12/01/55
(b)
.............. 365 451,291
Series 2022-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 7.21%,
06/12/55
(b)
.............. 5,709 7,295,085
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 6.16%,
06/14/55
(b)
.............. 2,516 3,190,724
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.81%,
06/14/55
(b)
.............. 6,190 7,876,532

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.71%,
06/14/55
(b)
.............. GBP 2,602 $ 3,314,594
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 8.71%,
06/14/55
(b)
.............. 1,672 2,146,824
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 7.28%,
05/15/56
(b)
.............. 891 1,148,723
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 9.28%,
05/15/56
(b)
.............. 890 1,163,094
417,956,416
United States — 4.0%
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.63%,
01/25/45 ............... USD 1,323 839,276
Series 2015-3, Class B5, 3.49%,
04/25/45 ............... 1,521 968,539
Series 2015-4, Class B5, 3.50%,
06/25/45 ............... 1,061 633,961
Ajax Mortgage Loan Trust
(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(g)
.............. 41,279 38,836,611
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,355,694
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,234,881
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,935,118
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,309 5,199,175
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,320,025
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,719,429
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 352,900
Series 2022-B, Class A1, 3.50%,
03/27/62
(g)
.............. 46,838 44,006,150
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,734,885
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,470,900
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 6,863,751
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 8,307 6,406,666
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,096,071
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,192,512
Series 2023-A, Class A1, 3.50%,
07/25/62
(g)
.............. 55,815 52,253,818
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,282,741
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,219,298
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. 8,888 6,277,798
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. USD 5,609 $ 2,936,059
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 3,592,131
Series 2023-C, Class A1, 3.50%,
05/25/63
(g)
.............. 47,466 44,846,183
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,522,844
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,277,176
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 12,954 10,556,485
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,103,291
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 8,588 6,268,807
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 178 140,029
Series 2005-11CB, Class 2A6,
5.50%, 06/25/25 .......... 920 724,051
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66% Floor
+ 0.77%), 6.12%, 11/20/35
(a)
.. 1,310 1,175,948
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 5.42%,
06/25/35
(a)
.............. 6,816 5,688,526
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 418 167,771
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,576 1,692,363
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 633 286,483
Series 2006-23CB, Class 2A5, (1-
mo. CME Term SOFR at 0.40%
Floor and 7.50% Cap + 0.51%),
5.86%, 08/25/36
(a)
......... 7,513 1,537,435
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,131 1,078,408
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 6.16%,
11/25/46
(a)
.............. 4,733 1,661,117
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,403 1,288,186
Series 2006-J7, Class 2A1, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.94%, 11/20/46
(a)
... 3,243 2,419,529
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 5.84%, 09/25/46
(a)
.. 2,435 2,038,547
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor + 1.73%), 6.88%,
11/25/46
(a)
.............. 8,849 6,856,235
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 6.14%,
10/25/46
(a)
.............. 8,836 6,375,979
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 5.64%, 03/20/47
(a)
.. 2,880 2,310,437

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 5.92%, 03/25/36
(a)
.. USD 2,192 $ 2,068,118
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 5.96%, 07/25/46
(a)
.. 4,981 4,162,543
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 5.92%,
11/25/36
(a)
.............. 4,192 3,527,158
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,764 9,427,915
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 705 324,980
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,709 1,770,060
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.74%, 04/25/47
(a)
.. 2,722 2,364,116
Series 2007-OA3, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.82%, 04/25/47
(a)
.. 5 455
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.82%, 06/25/47
(a)
.. 483 358,418
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
5.94%, 08/25/47
(a)
......... 525 451,671
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 6.09%,
10/25/46 ............... 2,415 1,611,267
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 5.67%, 10/25/46 ... 5,089 2,779,087
American Home Mortgage Investment
Trust, Series 2007-1, Class GA1C,
(1-mo. CME Term SOFR at 0.19%
Floor + 0.30%), 5.65%, 05/25/47
(a)
4,697 2,670,902
Angel Oak Mortgage Trust
(a)(c)
Series 2019-5, Class B1, 3.96%,
10/25/49 ............... 715 643,110
Series 2021-4, Class B1, 3.20%,
01/20/65 ............... 3,150 2,185,165
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 3.00%,
07/31/57
(a) (c)
............... 20,858 7,929,415
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(g)
................ 3,763 1,094,323
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... 40 31,619
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a) (c)
............. 8,841 2,770,226
Series 2016-R2, Class 1A1, 4.70%,
05/01/33
(a) (c)
............. 2,404 2,371,161
Barclays Mortgage Loan Trust
(c)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(g)
......... 12,297 12,000,956
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(g)
......... 74,233 74,929,640
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(g)
......... USD 11,802 $ 11,902,288
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(g)
......... 7,127 7,177,646
Series 2023-NQM3, Class B1,
8.04%, 10/25/63
(a)
......... 3,856 3,845,597
Series 2023-NQM3, Class B2,
8.04%, 10/25/63
(a)
......... 3,244 3,142,906
Series 2023-NQM3, Class B3,
8.04%, 10/25/63
(a)
......... 8,876 7,930,296
Series 2023-NQM3, Class M1,
8.04%, 10/25/63
(a)
......... 6,427 6,685,040
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 2 2,419
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(g)
......... 12,348 12,282,936
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(g)
......... 8,412 8,351,450
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(g)
......... 6,425 6,387,814
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... 2,900 2,889,024
Series 2024-NQM1, Class B2,
8.70%, 01/25/64
(a)
......... 2,658 2,640,838
Series 2024-NQM1, Class B3,
8.70%, 01/25/64
(a)
......... 5,704 5,148,833
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... 4,979 4,967,178
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 12,057
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(g)
......... 59,524 59,516,258
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(g)
......... 4,693 4,692,379
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(g)
......... 8,189 8,187,946
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 3,973,641
Series 2024-NQM3, Class B2,
8.08%, 06/25/64
(a)
......... 3,640 3,543,138
Series 2024-NQM3, Class B3,
8.08%, 06/25/64
(a)
......... 9,961 8,150,713
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,792,888
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... 17 17,184
Barclays Mortgage Trust
(c)
  0.00%, 11/25/51
(a) (d)
......... 29 27,970
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(g)
.............. 37,097 35,693,739
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(g)
.............. 6,222 5,842,543
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,926 14,400,506
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(g)
.............. 25,539 26,378,360
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(g)
.............. 4,958 4,626,292
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,424 1,651,895
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 149 96,785
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
4.68%, 05/28/36
(a) (c)
.......... 2,885 2,740,171

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
5.78%, 11/25/36 .......... USD 1,850 $ 1,520,773
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
5.78%, 01/25/47 .......... 1,575 1,241,412
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(g)
.............. 2,117 1,960,728
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(g)
.............. 2,590 2,504,177
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 5.81%,
03/25/36
(a)
.............. 6,126 1,686,542
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
5.74%, 08/25/36 .......... 846 826,365
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
5.80%, 03/25/37 .......... 90 82,195
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
and 10.50% Cap + 0.25%),
5.60%, 03/25/37 .......... 1,403 1,239,671
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
5.67%, 06/25/37 .......... 972 896,723
Cascade Funding Mortgage Trust,
Series 2019-RM3, Class C, (1-mo.
LIBOR USD + 0.00%), 4.00%,
06/25/69
(a) (c)
............... 1,123 1,053,645
CFMT LLC
(a)(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34 .......... 547 481,612
Series 2024-HB14, Class M3,
3.00%, 06/25/34 .......... 1,360 1,129,948
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,761 20,489,122
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 4.69%,
11/25/35
(a)
.............. 1,020 805,891
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 6.11%,
04/25/46
(a)
.............. 26,614 7,896,359
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 5.86%, 04/25/46
(a)
.. 964 880,064
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 788 353,350
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,445 1,204,739
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,336 658,377
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... USD 12,950 $ 4,748,914
CHNGE Mortgage Trust
(c)
Series 2022-1, Class A1, 3.01%,
01/25/67
(a)
.............. 4,084 3,757,626
Series 2022-4, Class A1, 6.00%,
10/25/57
(g)
.............. 1,450 1,431,110
CIM Trust, Series 2019-J2, Class B4,
3.75%, 10/25/49
(a) (c)
.......... 1,550 1,171,958
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,178 1,014,989
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,733 2,388,312
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 3,843 2,979,866
Citigroup Mortgage Loan Trust
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 5.96%,
05/25/37
(a)
.............. 3,554 3,172,992
Series 2014-C, Class B2, 4.25%,
02/25/54
(c)
.............. 582 545,766
Series 2022-A, Class A1, 6.17%,
09/25/62
(c) (g)
............. 11,426 11,423,716
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 769 633,992
COLT Mortgage Loan Trust
(a)(c)
Series 2020-2, Class M1, 5.25%,
03/25/65 ............... 2,734 2,657,286
Series 2022-3, Class B1, 4.22%,
02/25/67 ............... 2,500 2,001,568
Series 2022-5, Class B1, 4.56%,
03/25/67 ............... 4,802 4,180,451
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,126,296
Series 2021-JR1, Class A1, 5.47%,
09/27/66
(a)
.............. 29,066 28,777,581
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(a)
.............. 2,752 2,411,309
Series 2021-JR1, Class B2, 34.24%,
09/27/66 ............... 4,567 3,592,927
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 2,883 1,218,133
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 6.25%, 11/25/35
(a)
...... 3,143 679,483
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 643 348,582
CSMC Trust
(a)(c)
Series 2014-4R, Class 16A3, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.31%), 5.16%, 02/27/36 ... 1,855 1,817,839
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 5.68%, 08/27/36 ... 1,968 1,547,648
Series 2014-SAF1, Class B5, 3.86%,
03/25/44 ............... 2,835 2,057,282
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 3.34%, 10/27/36 ... 4,646 3,115,175

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 5.64%, 03/27/36 ... USD 2,977 $ 2,215,410
Series 2020-RPL2, Class A12,
3.64%, 02/25/60 .......... 4,129 4,184,912
Series 2021-NQM8, Class M1,
3.26%, 10/25/66 .......... 1,453 1,018,448
Series 2022-NQM6, Class PT,
9.26%, 12/25/67 .......... 25,022 24,797,009
Deephaven Residential Mortgage
Trust
(a)(c)
Series 2022-2, Class M1, 4.33%,
03/25/67 ............... 2,349 1,964,243
Series 2022-3, Class B1, 5.27%,
07/25/67 ............... 3,178 2,714,220
Series 2022-3, Class M1, 5.27%,
07/25/67 ............... 5,876 5,296,663
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 5.80%,
08/25/47
(a)
................ 2,082 1,844,170
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 824 675,918
Series 2006-AB3, Class A8, (1-mo.
LIBOR USD at 0.00% Floor +
0.00%), 6.36%, 07/25/36 .... 524 429,817
Ellington Financial Mortgage Trust,
Series 2022-4, Class B2, 5.95%,
09/25/67
(a) (c)
............... 4,578 3,828,723
First Horizon Alternative Mortgage
Securities Trust, Series 2005-AA12,
Class 2A1, 5.63%, 02/25/36
(a)
... 42 26,305
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,014,940
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,277,034
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(g)
......... 12,234 12,104,917
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 7.15%, 03/25/36
(a)
..... 1,214 1,055,685
GS Mortgage-Backed Securities Corp.
Trust
(a)(c)
Series 2019-PJ2, Class B4, 4.37%,
11/25/49 ............... 2,536 2,205,559
Series 2020-PJ2, Class B4, 3.55%,
07/25/50 ............... 1,892 1,506,552
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.81%, 01/25/35 ... 2,581 2,183,737
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.81%, 03/25/35 ... 3,690 3,349,122
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
5.81%, 01/25/36 .......... 2,401 1,913,350
Security
Par (000)
Par (000) Value
United States (continued)
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.05%,
01/25/35
(a)
.............. USD 298 $ 279,661
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 88 129,644
Series 2007-OA2, Class 2A1,
3.15%, 06/25/47
(a)
......... 1,465 884,776
HarborView Mortgage Loan Trust
(a)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 5.86%, 12/19/36 ... 10,551 8,092,147
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.51%), 5.85%, 05/19/37 ... 2,979 2,346,612
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.25% Floor
and 10.00% Cap + 0.61%),
5.70%, 07/19/47 .......... 1,019 913,346
HIG RCP LLC, Series 2023-FL1, Class
A, (1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.60%, 09/19/38
(a) (c)
8,310 8,320,032
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a) (c)
............... 6,360 6,168,000
Homeward Opportunities Fund Trust
(c)
Series 2022-1, Class A1, 5.08%,
07/25/67
(g)
.............. 12,410 12,259,292
Series 2022-1, Class M1, 5.04%,
07/25/67
(a)
.............. 6,241 5,819,274
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
5.80%, 11/25/36
(a)
........... 1,512 1,334,450
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 5.70%, 07/25/36 ... 567 542,050
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor and 10.50% Cap + 0.45%),
5.80%, 01/25/37 .......... 1,092 961,298
Series 2007-AR19, Class 3A1,
3.78%, 09/25/37 .......... 4,953 3,134,465
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 5.94%, 08/25/37 1,393 1,200,781
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.88%,
05/25/37
(a)
................ 738 633,989
J.P. Morgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(SOFR 30 day Average at 4.25%
Floor + 4.36%), 9.70%, 11/25/24
(a) (c)
1,006 1,046,493
J.P. Morgan Mortgage Trust
(a)
Series 2007-A1, Class 4A1, 6.41%,
07/25/35 ............... 3 3,059
Series 2021-4, Class B3, 2.90%,
08/25/51
(c)
.............. 6,490 5,007,735
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(c)
......... 18,014 14,132,776
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(c)
.............. 2,500 1,928,145
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(c)
.............. 875 635,559
Series 2021-INV5, Class B6, 3.07%,
12/25/51
(c)
.............. 2,991 1,208,677

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(c)
......... USD 8,259 $ 6,479,736
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(c)
.............. 7,395 6,057,506
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(c)
.............. 1,735 1,406,595
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(c)
.............. 2,414 1,934,141
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(c)
.............. 1,283 990,174
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(c)
.............. 528 383,489
Series 2021-INV7, Class B6, 3.20%,
02/25/52
(c)
.............. 1,730 690,965
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 4.75%,
04/25/61
(c) (g)
............... 29,550 29,004,663
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 7.36%,
09/25/47
(a)
................ 2,783 3,582,364
MASTR Resecuritization Trust,
Series 2008-3, Class A1, 4.78%,
08/25/37
(a) (c)
............... 1,337 495,626
MCM Trust
(d)
Series 2018-NPL2,  3.00%,
08/25/28
(c)
.............. 31,319 30,030,289
Series 2021-VFN1,  3.00%, 08/28/28 28,890 18,911,339
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.88%, 04/25/37
(a)
2,605 2,055,134
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.43%), 5.78%, 09/25/37
(a)
..... 1,341 716,089
MFA Trust
(c)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)
......... 190 174,055
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 4,680,973
Series 2022-NQM1, Class M1,
4.26%, 12/25/66
(a)
......... 4,096 3,525,091
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(g)
......... 9,691 9,589,922
Series 2024-RTL1, Class A1, 7.09%,
02/25/29
(g)
.............. 10,556 10,538,261
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 5.76%,
12/26/46
(a) (c)
............... 1,182 1,061,147
Morgan Stanley Residential Mortgage
Loan Trust, Series 2014-1A, Class
B3, 6.87%, 06/25/44
(a) (c)
....... 777 775,556
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(1-mo. LIBOR USD at 0.34% Floor
and 9.00% Cap + 0.34%), 5.78%,
04/16/36
(a) (c)
............... 5,341 5,127,514
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,942 2,530,562
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 676 598,388
Security
Par (000)
Par (000) Value
United States (continued)
New Residential Mortgage Loan Trust
(a)
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... USD 1,718 $ 1,639,987
Series 2020-RPL1, Class B3, 3.87%,
11/25/59 ............... 10,258 7,222,878
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a) (c)
....... 2,642 1,890,547
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a) (c)
............. 647 623,847
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(g)
.............. 556 528,326
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(g)
.............. 1,523 268,184
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 6.30%, 06/25/37
(a)
.. 676 540,015
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(c) (g)
....... 8,173 8,025,945
PGA National Resort Commercial
Mortgage Trust,   (1-mo. SOFR FWD
+ 1.89%), 7.22%, 06/15/39
(a) (c)
... 4,965 4,952,587
PRET LLC
(c)(g)
Series 2024-NPL2, Class A1, 7.02%,
02/25/54 ............... 20,191 20,134,753
Series 2024-RN2, Class A1, 7.12%,
04/25/54 ............... 4,229 4,228,933
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,179 2,679,381
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,711 1,640,004
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 12,541 12,333,061
PRPM LLC
(c)
Series 2020-4, Class A1, 5.61%,
10/25/25
(g)
.............. 8,577 8,571,343
Series 2021-4, Class A1, 4.87%,
04/25/26
(g)
.............. 5,244 5,230,891
Series 2022-1, Class A1, 3.72%,
02/25/27
(g)
.............. 1,514 1,487,271
Series 2022-NQM1, Class B1,
5.43%, 08/25/67
(a)
......... 964 815,379
Series 2023-1, Class A1, 6.88%,
02/25/28
(a)
.............. 15,457 15,512,406
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.82%, 12/25/36 ... 3,338 2,840,974
Series 2007-QH9, Class A1, 6.43%,
11/25/37 ............... 546 446,900
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 5.61%, 02/25/47 ... 450 150,358
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.46%, 02/25/50
(a) (c)
... 1,608 1,334,152
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(c) (g)
... 12,460 12,148,402
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.55% Floor +
2.55%), 7.90%, 10/25/39
(a) (c)
.... 17,810 17,842,998

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 5.82%,
03/25/35 ............... USD 403 $ 380,886
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 5.80%,
06/25/35 ............... 872 818,756
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 5.86%,
09/25/35 ............... 1,423 1,184,754
Residential Mortgage Loan Trust
(a)(c)
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,100 4,738,395
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,773,225
RFMSI Trust, Series 2006-SA2, Class
2A1, 5.62%, 08/25/36
(a)
........ 7,263 5,004,218
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a) (c)
............... 4,367 3,160,320
Saluda Grade Alternative Mortgage
Trust
(c)(g)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 18,613 18,623,514
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 10,942,231
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 17,131 16,423,084
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 1,268 1,231,586
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.47%, 07/20/37
(a)
.. 1,462 1,053,423
SG Residential Mortgage Trust
(c)
Series 2022-2, Class A1, 5.35%,
08/25/62
(g)
.............. 2,606 2,569,011
Series 2022-2, Class B1, 5.28%,
08/25/62
(a)
.............. 4,811 4,330,102
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c) (g)
............... 1,862 1,661,941
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 5.94%,
04/25/37
(a)
................ 365 204,742
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a) (c)
............... 4,942 4,353,089
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 5.14%,
05/25/35 ............... 646 498,934
Series 2006-3, Class 4A, 4.13%,
04/25/36 ............... 1,321 679,263
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
5.92%, 02/25/36 .......... 795 666,421
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
5.84%, 06/25/36 .......... USD 3,878 $ 3,252,282
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
5.88%, 05/25/46 .......... 968 642,066
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,897 1,041,250
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,268 1,198,520
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
4.56%, 06/25/46
(a)
........... 2,679 1,645,028
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,403,451
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 4,832,070
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c) (d)
.......... 34,131 31,173,494
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(d)
................ 12,832 11,098,477
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(c) (g)
6,749 6,742,231
Verus Securitization Trust
(a)(c)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,271,283
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,346,809
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,308,746
Series 2021-6, Class B1, 4.05%,
10/25/66 ............... 540 407,727
Series 2021-6, Class M1, 2.94%,
10/25/66 ............... 1,567 1,131,219
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,056,618
Series 2022-3, Class B1, 4.07%,
02/25/67 ............... 2,034 1,565,532
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,388,411
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,720,879
Series 2022-1, Class B1, 6.17%,
08/25/57 ............... 4,722 4,119,840
Vista Point Securitization Trust,
Series 2020-2, Class B1, 4.90%,
04/25/65
(a) (c)
............... 1,160 1,030,246
WaMu Mortgage Pass-Through
Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 6.14%,
06/25/46 ............... 268 228,499
Series 2007-HY3, Class 4A1, 5.09%,
03/25/37 ............... 57 50,265

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 5.90%,
06/25/47 ............... USD 6,641 $ 5,278,692
Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.25% Floor
+ 0.80%), 5.95%, 06/25/47
(a)
.... 2,023 1,573,018
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 5.80%, 12/25/36 1,239 952,394
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 6.40%,
04/25/47 ............... 1,867 1,530,118
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 6.08%, 06/25/37 ... 1,695 1,569,942
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 5.50%,
11/25/35
(a)
.............. 653 450,758
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 265 200,434
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,881 1,396,429
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,624 2,323,992
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(g)
.............. 2,775 2,297,158
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(g)
.............. 738 610,687
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 5.87%,
12/25/46
(a)
.............. 5,250 3,976,229
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (SOFR
30 day Average at 0.00% Floor +
3.15%), 8.49%, 07/25/59 .... 11,895 12,302,405
Series 2021-CL2, Class M2, (SOFR
30 day Average at 0.00% Floor +
3.70%), 9.04%, 07/25/59 .... 16,245 16,832,336
WinWater Mortgage Loan Trust,
Series 2014-3, Class B5, 3.98%,
11/20/44
(a) (c)
............... 1,651 1,229,549
1,496,122,823
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 5 .1%
Bermuda — 0.1%
(a)(c)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.60%, 08/19/35 . USD 11,988 $ 11,973,015
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.58%,
01/19/37 ................. 22,543 22,436,041
34,409,056
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.55%,
12/15/34
(a) (c)
............... 2,119 2,000,209
Ireland — 0.2%
(a)
Agora Securities DAC, Series 2021-1X,
Class A, (Sterling Overnight Index
Average at 1.20% Floor + 1.20%),
6.45%, 07/22/31
(b)
........... GBP 1,160 1,453,869
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 6.58%, 11/20/33
(b)
...... 1,817 2,280,245
Haus European Loan Conduit No 39
DAC
Series 39X, Class A1, (3-mo.
EURIBOR at 0.65% Floor +
0.65%), 4.48%, 07/28/51
(b)
... EUR 2,101 2,106,721
Series 39X, Class B, (3-mo.
EURIBOR at 1.10% Floor +
1.10%), 4.93%, 07/28/51
(b)
... 1,039 1,036,533
Last Mile Logistics CMBS UK DAC
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
3.50% Floor + 3.50%), 8.73%,
08/17/33
(b)
.............. GBP 8,848 11,197,228
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
4.50% Floor + 4.50%), 9.73%,
08/17/33
(b)
.............. 7,642 9,670,105
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.57%, 08/17/33
(b)
... EUR 1,844 1,960,632
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.87%, 08/17/33
(b)
... 1,125 1,190,269
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 5.22%, 08/17/33
(b)
... 1,331 1,398,401
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.72%, 08/17/33
(b)
... 1,031 1,085,133
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor and
4.90% Cap + 0.90%), 4.72%,
08/17/31
(b)
.............. 3,245 3,468,418
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor and
5.20% Cap + 1.20%), 5.02%,
08/17/31
(b)
.............. 939 997,864

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor and
5.60% Cap + 1.60%), 5.42%,
08/17/31
(b)
.............. EUR 1,061 $ 1,123,461
Stark Financing DAC, Series 2023-1X,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 3.10%),
8.33%, 08/17/33
(b)
........... GBP 13,404 16,932,254
Taurus UK DAC
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor + 1.30%), 6.53%,
05/17/31
(b)
.............. 880 1,105,891
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 6.88%,
05/17/31
(b)
.............. 536 671,668
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 7.83%,
05/17/31
(b)
.............. 547 688,359
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 6.98%,
08/17/31
(b)
.............. 319 403,584
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 7.33%,
08/17/31
(b)
.............. 1,567 1,979,099
UK Logistics DAC, Series 2024-1X,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.65%),
6.88%, 05/17/34
(b)
........... 564 713,669
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 5.60%, 02/27/33
(b)
EUR 2,700 2,787,049
64,250,452
Italy — 0.1%
(b)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.32%, 05/22/34
(b)
... 12,859 13,750,822
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 7.32%, 05/22/34
(b)
... 6,145 6,391,649
20,142,471
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 8 8,103
United Kingdom — 0.0%
(a)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average at
0.00% Floor + 1.49%), 6.74%,
10/22/37
(b)
.............. GBP 2,100 2,020,992
Series II, Class D2, (Sterling
Overnight Index Average at
1.26% Floor + 2.22%), 7.47%,
10/22/37
(b)
.............. 3,893 3,709,828
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 7.38%,
11/17/30
(b)
................ GBP 535 $ 673,203
6,404,023
United States — 4.7%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 1,043,099
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,235 1,154,160
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,171,110
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 964,856
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 4,703,615
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 6.71%, 09/15/34 ... 1,978 1,859,398
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 7.16%, 09/15/34 ... 3,660 3,331,304
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 7.75%, 09/15/34 ... 17,397 15,828,041
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.47%,
11/15/55
(a)
................ 2,100 2,099,422
Alen Mortgage Trust
(a)(c)
Series 2021-ACEN, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.59%, 04/15/34 ... 2,178 1,983,009
Series 2021-ACEN, Class D, (1-mo.
CME Term SOFR at 3.10% Floor
+ 3.21%), 8.54%, 04/15/34 ... 4,827 3,215,449
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 781,627
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 3,029,224
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 7.57%, 06/17/39
(a) (c)
11,460 11,472,874
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 7.01%, 07/15/41
(a) (c)
.... 17,640 17,601,367
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 7.60%, 04/15/35 ... 3,816 3,717,977
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 8.60%, 04/15/35 ... 61 59,339
Atrium Hotel Portfolio Trust, Series
2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor +
2.25%), 7.58%, 12/15/36
(a) (c)
.... 8,386 7,846,137

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BAMLL Commercial Mortgage
Securities Trust
(a)(c)
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... USD 3,391 $ 3,186,315
Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.05%), 6.38%, 11/15/33 ... 250 249,290
Series 2017-SCH, Class BF, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.45%), 6.78%, 11/15/33 ... 6,440 6,232,710
Series 2017-SCH, Class CL, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 6.88%, 11/15/32 ... 2,560 2,542,284
Series 2017-SCH, Class DL, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.05%), 7.38%, 11/15/32 ... 5,070 5,035,717
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 14,360 14,836,209
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.94%, 11/25/35 ... 2,670 2,543,905
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.56%), 5.91%, 01/25/36 ... 4,706 4,420,396
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.39% Floor
+ 0.70%), 6.04%, 01/25/36 ... 110 103,968
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.79%), 6.13%, 01/25/36 ... 295 275,883
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 6.00%, 04/25/36 ... 435 404,425
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.53%), 5.88%, 07/25/36 ... 788 751,974
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.49%), 5.83%, 10/25/36 ... 511 490,230
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.56%), 5.91%, 10/25/36 ... 554 532,572
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.23% Floor
+ 0.46%), 5.80%, 12/25/36 ... 1,808 1,714,441
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.27% Floor
+ 0.52%), 5.86%, 03/25/37 ... 1,182 1,110,731
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.27% Floor
+ 0.52%), 5.86%, 07/25/37 ... 1,714 1,586,551
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 6.13%, 09/25/37 ... 5,536 5,196,081
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.96%, 12/25/37 ... 8,003 6,929,934
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 2.50% Floor
+ 2.61%), 7.96%, 04/25/38 ... 1,987 1,945,927
BBCMS Mortgage Trust
(a)(c)
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ............... 1,720 1,339,435
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 6.25%, 03/15/37 ... USD 2,229 $ 2,106,446
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 6.50%, 03/15/37 ... 2,134 1,942,002
Series 2023-5C23, Class D, 7.70%,
12/15/56 ............... 1,148 1,115,953
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a) (c)
.... 2,313 2,066,581
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 7.48%, 08/19/38
(a) (c)
6,880 6,892,835
BFLD Mortgage Trust, Series 2024-
VICT,  (1-mo. CME Term SOFR
at 1.89% Floor + 1.89%), 0.00%,
07/15/41
(a) (c)
............... 8,290 8,268,943
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 9.14%, 10/15/35
(a) (c)
6,517 375,782
BHMS, Series 2018-ATLS, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.55%), 6.88%, 07/15/35
(a) (c)
14,468 14,446,765
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 7.02%, 03/15/40
(a) (c)
.... 7,455 7,441,041
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.72%, 06/15/41
(a) (c)
5,092 5,053,854
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 7.10%, 05/15/39
(a) (c)
.... 5,533 5,528,272
BPR Trust
(a)(c)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 9.04%, 09/15/38 ... 5,768 5,701,531
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 8.33%, 05/15/39 ... 2,870 2,890,857
BSST Mortgage Trust
(a)(c)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.19%, 04/15/36 ... 6,447 6,366,821
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.54%, 04/15/36 ... 6,584 6,432,129
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.79%, 04/15/36 ... 8,102 7,915,188
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.04%, 04/15/36 ... 7,613 7,389,216
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.54%, 04/15/36 ... 6,452 6,191,510
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.34%, 04/15/36 ... 6,200 5,958,779
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.24%, 04/15/36 ... 6,988 6,634,393
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.35%, 04/15/36 .. 4,913 4,655,378

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... USD 3,024 $ 2,869,524
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,516,964
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 573,299
Series 2013-1515, Class F, 4.06%,
03/10/33
(a)
.............. 601 524,528
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.............. 8,380 7,396,392
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,367,578
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.37%, 10/15/37
(a)
.. 1,007 1,001,132
Series 2020-VKNG, Class F, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.19%, 10/15/37
(a)
.. 5,369 5,274,861
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.35%, 02/15/33
(a)
.. 25,114 24,715,057
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.59%, 02/15/33
(a)
.. 15,394 15,204,121
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.69%, 02/15/33
(a)
.. 10,302 10,266,002
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.24%, 06/15/38
(a)
.. 6,687 6,562,063
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.25%, 05/15/38
(a)
.. 1,557 1,533,900
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 1,992,639
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.47%, 06/15/27
(a)
.. 7,520 7,531,750
Series 2022-CSMO, Class C, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 9.22%, 06/15/27
(a)
.. 4,000 4,008,750
Series 2023-VLT3, Class A, (1-mo.
CME Term SOFR at 1.94% Floor
+ 1.94%), 7.27%, 11/15/28
(a)
.. 3,410 3,384,457
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.09%, 12/09/40
(a)
.. 11,228 11,234,992
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 8.92%, 12/09/40
(a)
.. 14,970 14,993,319
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.87%, 05/15/34
(a)
.. 8,530 8,535,236
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.97%, 05/15/41
(a)
.. 25,204 25,140,950
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 02/15/39
(a)
.. 2,940 2,929,869
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 9.07%, 02/15/39
(a)
.. 7,188 7,131,461
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.84%, 06/15/37
(a)
.. USD 29,286 $ 29,149,006
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 02/15/39
(a)
.. 6,156 6,134,820
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.47%, 02/15/39
(a)
.. 18,127 18,081,910
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 9.52%, 02/15/39
(a)
.. 9,790 9,624,550
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.72%, 03/15/41
(a)
.. 393 390,971
BX Trust
(a)(c)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 7,318 6,191,434
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 6.34%, 10/15/36 ... 1,930 1,905,875
Series 2021-ARIA, Class D, (1-mo.
CME Term SOFR at 1.90% Floor
+ 2.01%), 7.34%, 10/15/36 ... 4,111 4,033,965
Series 2021-ARIA, Class G, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.26%), 8.59%, 10/15/36 ... 3,602 3,442,688
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.24%, 02/15/36 ... 6,553 6,468,870
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.24%, 02/15/36 ... 4,118 4,069,239
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.84%, 02/15/36 ... 11,223 10,811,946
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.84%, 02/15/36 ... 7,117 6,856,572
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 02/15/36 ... 2,185 2,063,914
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 02/15/36 ... 7,383 6,974,278
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 01/15/34 ... 2,207 2,164,134
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 01/15/34 ... 3,418 3,343,415
Series 2021-MFM1, Class G, (1-mo.
CME Term SOFR at 3.90% Floor
+ 4.01%), 9.34%, 01/15/34 ... 77 74,364
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 9.04%, 06/15/36 ... 6,905 6,498,413
Series 2021-VIEW, Class F, (1-mo.
CME Term SOFR at 3.93% Floor
+ 4.04%), 9.37%, 06/15/36 ... 2,240 1,990,185
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 7.49%, 08/15/39 ... 44,394 44,407,535
Series 2022-GPA, Class B, (1-mo.
CME Term SOFR at 2.66% Floor
+ 2.66%), 7.99%, 08/15/41 ... 1,178 1,178,329

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-GPA, Class D, (1-mo.
CME Term SOFR at 4.06% Floor
+ 4.06%), 9.39%, 08/15/43 ... USD 6,737 $ 6,750,040
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 6.33%, 01/15/39 ... 3,419 3,380,536
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 6.18%, 01/15/39 ... 3,580 3,530,797
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 6.61%, 01/15/39 ... 1,449 1,425,454
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 8.02%, 05/15/38 ... 18,097 18,142,243
Series 2023-DELC, Class D, (1-mo.
CME Term SOFR at 4.39% Floor
+ 4.39%), 9.72%, 05/15/38 ... 907 909,835
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 04/15/29 ... 10,697 10,703,248
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 8.02%, 04/15/29 ... 4,123 4,082,112
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 9.02%, 04/15/29 ... 6,736 6,706,219
Series 2024-PAT, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.42%, 03/15/41 ... 7,020 7,011,225
Series 2024-PAT, Class C, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.77%, 03/15/41 ... 15,026 14,875,557
Series 2024-PAT, Class D, (1-mo.
CME Term SOFR at 5.39% Floor
+ 5.39%), 10.72%, 03/15/41 .. 7,203 7,197,224
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.81%, 07/15/29 ... 36,010 35,964,815
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 8.21%, 07/15/29 ... 6,070 6,039,629
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.26%, 07/15/29 ... 15,610 15,473,559
BXP Trust
(a)(c)
Series 2017-CC, Class D, (1-mo.
LIBOR USD + 0.00%), 3.67%,
08/13/37 ............... 1,930 1,611,100
Series 2017-CC, Class E, (1-mo.
LIBOR USD + 0.00%), 3.67%,
08/13/37 ............... 3,820 3,020,090
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,354,160
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 2,892,711
Series 2021-601L, Class D, 2.87%,
01/15/44 ............... 3,999 2,714,938
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 7.78%, 12/15/37
(a) (c)
.... 9,282 9,264,895
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,002,180
Security
Par (000)
Par (000) Value
United States (continued)
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 7.95%, 09/15/38
(a) (c)
USD 18,476 $ 18,568,584
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 5.00%,
05/10/58
(a)
................ 6,142 5,758,352
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 6,116,421
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 5,259,248
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%,
09/15/48
(c)
.............. 2,062 1,825,133
Series 2016-GC37, Class C, 5.08%,
04/10/49
(a)
.............. 2,110 1,896,778
Series 2020-420K, Class E, 3.42%,
11/10/42
(a) (c)
............. 2,660 2,174,414
COAST Commercial Mortgage Trust
(a)(c)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.92%, 08/15/36 ... 5,172 5,165,969
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.77%, 08/15/36 ... 8,751 8,718,219
Cold Storage Trust
(a)(c)
Series 2020-ICE5, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 6.34%, 11/15/37 ... 6,359 6,335,119
Series 2020-ICE5, Class E, (1-mo.
CME Term SOFR at 2.77% Floor
+ 2.88%), 8.21%, 11/15/37 ... 15,600 15,546,714
Series 2020-ICE5, Class F, (1-mo.
CME Term SOFR at 3.49% Floor
+ 3.61%), 8.93%, 11/15/37 ... 13,381 13,366,634
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.54%,
08/10/30
(a) (c)
............. 750 607,370
Series 2015-LC19, Class B, 3.83%,
02/10/48
(a)
.............. 942 890,485
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,956,405
Series 2016-667M, Class D, 3.28%,
10/10/36
(a) (c)
............. 1,840 1,461,970
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 7.14%, 06/15/41
(a) (c)
. 16,380 16,325,428
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.89%, 06/15/41
(a) (c)
. 4,908 4,891,727
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 9.79%, 06/15/41
(a) (c)
. 6,488 6,466,626
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
D, 3.83%, 08/15/37
(a) (c)
........ 560 521,282
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
................ 1,586 1,396,589
CSMC Trust
(c)
Series 2017-PFHP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.00%), 6.33%, 12/15/30
(a)
.. 2,310 2,225,213
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,780,750

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.23%), 10.56%, 10/15/37
(a)
. USD 4,184 $ 3,797,613
Series 2020-FACT, Class F, (1-mo.
CME Term SOFR at 6.16% Floor
+ 6.52%), 11.85%, 10/15/37
(a)
. 300 263,295
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.59%, 11/15/38
(a)
.. 1,337 1,330,329
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.94%, 11/15/38
(a)
.. 2,356 2,341,323
Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 7.44%, 11/15/38
(a)
.. 3,520 3,493,685
Series 2021-BHAR, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.94%, 11/15/38
(a)
.. 2,565 2,526,154
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 8.77%, 02/15/25
(a) (d)
. 23,200 22,448,575
Series 2022-NWPT, Class A, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.47%, 09/09/24
(a)
.. 12,790 12,858,998
DBGS Mortgage Trust, Series 2018-
BIOD, Class D, (1-mo. CME Term
SOFR at 1.30% Floor + 1.60%),
6.93%, 05/15/35
(a) (c)
.......... 137 135,271
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37
(a) (c)
4,998 5,000,257
DBUBS Mortgage Trust
(a)(c)
Series 2017-BRBK, Class D, (1-mo.
LIBOR USD + 0.00%), 3.65%,
10/10/34 ............... 3,760 3,271,098
Series 2017-BRBK, Class E, (1-mo.
LIBOR USD + 0.00%), 3.65%,
10/10/34 ............... 8,126 6,825,599
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ............... 2,070 1,656,978
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
7.07%, 04/15/37
(a) (c)
.......... 1,428 1,424,430
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.93%,
04/13/28 ............... 1,570 1,548,370
Series 2024-HLTN, Class F, 10.66%,
04/13/28 ............... 4,127 4,124,381
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 6.83%, 03/15/34 ... 9,090 9,033,157
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 9.33%, 03/15/34 ... 26,040 26,023,962
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.80%, 06/10/39 .......... 9,410 9,417,948
Series 2024-ELM, Class A15,
5.80%, 06/10/39 .......... 9,410 9,417,948
Series 2024-ELM, Class E10,
7.79%, 06/10/39 .......... 12,317 12,323,956
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR at 3.12% Floor +
3.23%), 8.56%, 11/15/38
(a) (c)
.... 4,922 4,818,718
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust
(a)(c)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 07/15/38 ... USD 8,897 $ 8,891,745
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.29%, 07/15/38 ... 12,971 12,947,169
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 9.14%, 07/15/38 ... 30,726 30,610,897
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 02/15/38
(a) (c)
.... 770 62,416
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a) (c)
........ 2,546 1,841,715
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
7.02%, 05/15/41 .......... 36,228 36,205,357
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.87%, 03/15/39 ... 5,531 5,518,894
GS Mortgage Securities Corp. II
(c)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 7,209,348
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(a)
.............. 31,848 31,593,308
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.55%,
07/10/48
(a)
.............. 1,786 1,692,689
Series 2017-375H, Class A, 3.59%,
09/10/37
(a) (c)
............. 1,460 1,337,412
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(c)
.............. 5,351 4,120,628
Series 2017-SLP, Class C, 3.92%,
10/10/32
(c)
.............. 1,065 1,044,587
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 6.33%, 11/15/36
(a) (c)
. 7,136 7,053,490
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.74%, 05/15/26
(a) (c)
. 2,320 2,156,699
Series 2022-AGSS, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.69%), 8.02%, 11/15/27
(a) (c)
. 18,336 18,312,710
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.52%, 08/15/39
(a) (c)
. 11,620 11,627,262
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.42%, 03/15/28
(a) (c)
. 7,510 7,519,387
GS Mortgage Securities Trust
(a)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 88 85,201
Series 2015-590M, Class E, 3.93%,
10/10/35
(c)
.............. 2,540 2,150,546
Series 2019-GSA1, Class C, 3.93%,
11/10/52 ............... 570 478,678
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a) (c)
............... 1,181 1,070,051
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.87%, 05/15/37 ... 10,515 10,488,713

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.52%, 05/15/37 ... USD 11,854 $ 11,824,365
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 7.72%, 07/15/24
(a) (c)
2,607 2,607,799
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.97%, 06/15/41
(a) (c)
.... 5,310 5,283,432
HONO Mortgage Trust
(a)(c)
Series 2021-LULU, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.59%, 10/15/36 ... 6,099 5,894,199
Series 2021-LULU, Class E, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 8.79%, 10/15/36 ... 3,296 3,095,513
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 6.07%,
05/10/39 ............... 3,390 3,383,674
Series 2024-T53, Class E, 10.60%,
05/10/39 ............... 8,490 8,586,254
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 3.04%,
12/10/41
(a) (c)
............... 6,663 5,134,539
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor +
2.25%), 7.57%, 10/15/39
(a) (c)
.... 19,679 19,556,006
Independence Plaza Trust
(c)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,159,740
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,509,413
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.82%, 08/15/39
(a) (c)
.......... 12,733 12,756,797
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(c)
Series 2016-NINE, Class B, (1-mo.
LIBOR USD + 0.00%), 2.95%,
09/06/38
(a)
.............. 6,933 6,383,368
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 4,375,344
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 6.59%, 06/15/35
(a)
.. 3,165 2,959,306
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 7.54%, 07/15/36
(a)
.. 5,580 5,440,532
Series 2020-609M, Class D, (1-mo.
CME Term SOFR at 2.77% Floor
+ 3.13%), 8.46%, 10/15/33
(a)
.. 2,500 1,944,177
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 6.49%, 04/15/38
(a)
.. 991 990,821
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 8.14%, 04/15/38
(a)
.. 13,815 13,685,618
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 8.64%, 04/15/38
(a)
.. 5,050 5,002,701
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.54%), 8.87%, 04/15/37
(a)
.. 12,552 10,418,717
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.51%, 09/15/39
(a)
.. USD 20,660 $ 20,679,369
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)
.............. 6,152 4,676,869
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.29%, 12/15/48
(a) (c)
... 2,084 1,820,380
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,599,294
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 349,335
JW Commercial Mortgage Trust
(a)(c)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 6.94%, 06/15/39 ... 5,560 5,539,135
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.51%, 06/15/39 ... 4,203 4,181,970
KSL Commercial Mortgage Trust
(a)(c)
Series 2023-HT, Class A, (1-mo.
CME Term SOFR at 2.29% Floor
+ 2.29%), 7.62%, 12/15/36 ... 12,353 12,383,883
Series 2023-HT, Class D, (1-mo.
CME Term SOFR at 4.29% Floor
+ 4.29%), 9.62%, 12/15/36 ... 36,405 36,404,989
LBA Trust
(a)(c)
Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 6.92%, 06/15/26 ... 24,970 24,852,953
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.77%, 06/15/26 ... 2,039 2,033,745
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 5.91%, 09/25/36 ... 2,036 1,933,284
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 7.46%, 10/25/37 ... 5,850 4,846,865
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 8.02%, 08/15/40
(a) (c)
4,400 4,421,544
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at 2.75%
Floor + 2.86%), 8.19%, 10/15/38
(a) (c)
1,216 1,203,460
MAD Mortgage Trust
(a)(c)
Series 2017-330M, Class D, 4.11%,
08/15/34 ............... 2,925 2,486,250
Series 2017-330M, Class E, 4.17%,
08/15/34 ............... 4,493 3,459,610
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.41%,
09/10/39
(a) (c)
............... 118 101,555
MCR Mortgage Trust
(c)
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.09%, 02/15/37
(a)
.. 614 613,970
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 9.98%, 02/15/37
(a)
.. 4,922 4,951,473
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 6,987,297

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... USD 5,891 $ 5,868,988
Med Trust
(a)(c)
Series 2021-MDLN, Class E, (1-mo.
CME Term SOFR at 3.15% Floor
+ 3.26%), 8.59%, 11/15/38 ... 435 434,641
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.44%, 11/15/38 ... 7,179 7,174,410
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.69%, 11/15/38 .. 41,162 41,148,764
MFT Trust, Series 2020-ABC, Class C,
3.59%, 02/10/42
(a) (c)
.......... 3,925 2,400,901
MHC Commercial Mortgage Trust
(a)(c)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.92%), 6.24%, 04/15/38 ... 3,481 3,453,082
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 7.54%, 04/15/38 ... 7,128 7,052,280
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 8.04%, 04/15/38 ... 909 898,986
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.19%, 07/15/38 ... 7,927 7,818,090
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 9.39%, 07/15/38 ... 3,438 3,378,951
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 6,976,047
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 9.98%, 11/15/34
(a)
.. 2,673 2,637,645
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 12.53%, 11/15/34
(a)
. 2,925 2,885,961
Series 2017-HR2, Class D, 2.73%,
12/15/50 ............... 625 509,087
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)
.............. 7,057 4,395,640
Series 2018-SUN, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.20%), 6.53%, 07/15/35
(a)
.. 2,330 2,327,820
Series 2018-SUN, Class F, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.85%), 8.18%, 07/15/35
(a)
.. 74 73,776
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 916,234
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 564,556
MSWF Commercial Mortgage Trust,
Series 2023-2, Class A5, 6.01%,
12/15/56
(a)
................ 1,976 2,076,996
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class F, (1-mo.
CME Term SOFR at 5.29% Floor +
5.29%), 10.62%, 03/15/39
(a) (c)
.... 2,870 2,719,844
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 0.00%,
11/28/35
(a) (c)
............... 2,024 1,337,210
Security
Par (000)
Par (000) Value
United States (continued)
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... USD 3,140 $ 2,650,659
NJ Trust, Series 2023-GSP, Class A,
6.70%, 01/06/29
(a) (c)
.......... 4,750 4,896,422
Olympic Tower Mortgage Trust,
Series 2017-OT, Class E, 4.08%,
05/10/39
(a) (c)
............... 7,856 5,371,901
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 3,926,853
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 2,744,544
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.39%, 01/15/36 ... 3,402 3,309,905
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 6.69%, 01/15/36 ... 4,673 4,454,461
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.94%, 01/15/36 ... 3,892 3,652,469
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.19%, 01/15/36 ... 1,660 1,376,552
OPEN Trust, Series 2023-AIR, Class A,
(1-mo. CME Term SOFR at 3.09%
Floor + 3.09%), 8.42%, 10/15/28
(a) (c)
8,388 8,481,948
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 8.79%, 07/15/38 ... 1,617 1,037,725
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 9.79%, 07/15/38 ... 3,533 845,997
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.47% Floor +
2.47%), 7.81%, 06/25/37
(a) (c)
.... 3,228 3,233,585
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.59%,
09/15/39 ............... 4,690 3,835,975
Series 2019-PREZ, Class E, 3.59%,
09/15/39 ............... 3,356 2,675,821
SHER Trust, Series 2024-DAL, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 6.97%, 04/15/37
(a) (c)
5,335 5,295,037
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 7.37%, 07/15/36
(a) (c)
3,122 3,078,845
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.51%,
05/15/37
(a) (c)
............... 23,880 23,999,400
THPT Mortgage Trust, Series 2023-
THL, Class A, 7.23%, 12/10/34
(a) (c)
3,172 3,216,906
TPGI Trust, Series 2021-DGWD, Class
E, (1-mo. CME Term SOFR at 2.35%
Floor + 2.46%), 7.79%, 06/15/26
(a) (c)
1,231 1,225,107
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.80%, 12/10/33
(a) (c)
4,360 4,499,105

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, (3-mo.
LIBOR USD + 0.00%), 4.24%,
11/25/47
(a)
.............. USD 546 $ 479,408
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 284,613
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 258,759
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. 911 771,976
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 1,072 905,622
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 474 396,359
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 732 595,588
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 832 646,252
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 2,081 1,594,695
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,997 1,946,840
Series 2022-4, Class M3, 7.54%,
08/25/52
(a)
.............. 1,821 1,668,378
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. 6,814 6,790,801
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 1,252 1,254,651
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 1,452 1,469,523
Wells Fargo Commercial Mortgage
Trust
(c)
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 2,708 2,368,767
Series 2019-C49, Class D, 3.00%,
03/15/52 ............... 988 778,681
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.94%, 05/15/31
(a)
.. 750 700,740
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a)
.............. 5,640 5,532,932
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 8,942 9,031,411
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 5,427 5,427,000
Series 2024-BPRC, Class D, 7.08%,
07/15/43 ............... 2,300 2,276,991
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(a)
................ 1,770 1,653,652
WMRK Commercial Mortgage Trust
(a)(c)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 8.12%, 11/15/27 ... 14,598 14,620,793
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 8.76%, 11/15/27 ... 4,950 4,954,654
1,797,407,220
Interest Only Collateralized Mortgage Obligations — 0 .1%
United States — 0.1%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 115,566 1,895,946
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... USD 93,155 $ 4,471,306
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 95,775 4,409,343
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 12,220 8,665
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 98,742 2,709,180
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 10,745 294,807
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 193,409 1,930,643
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 60,679 1,680,654
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 35,899 684,349
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 686,333
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 6,607 183,007
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 118,931 1,706,912
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 0.58%,
09/25/35
(c)
................ 1,171 35,997
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (1-mo.
LIBOR USD + 0.25%), 3.30%,
02/25/38
(c)
................ 31,178 6,943,950
27,641,092
Interest Only Commercial Mortgage-Backed Securities — 0 .1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a) (c)
25,000 120,140
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a) (c)
... 19,140 106,469
BANK, Series 2019-BN20, Class XB,
0.47%, 09/15/62
(a)
........... 86,048 1,454,091
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.73%,
02/15/50
(a)
................ 31,555 437,463
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.10%, 04/15/53
(a)
. 2,706 136,999
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
1.04%, 08/10/35 .......... 65,194 1,354,330
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 248,417
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, (1-mo.
LIBOR USD at 0.00% Floor +
0.00%), 1.18%, 03/15/52 .... 31,291 1,131,828
Series 2020-B17, Class XB, (1-mo.
LIBOR USD at 0.00% Floor +
0.00%), 0.65%, 03/15/53 .... 13,340 291,961
Series 2021-B23, Class XA, 1.37%,
02/15/54 ............... 47,733 2,694,914
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56
(a)
.... 28,292 1,410,425

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BX Trust, Series 2022-GPA, Class XCP,
0.00%, 08/15/39
(a) (c)
.......... USD 242,391 $ 7,102
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.85%,
05/10/58
(a)
................ 18,700 208,788
Commercial Mortgage Trust
(a)
Series 2015-CR25, Class XA,
0.94%, 08/10/48 .......... 13,555 81,251
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(c)
......... 8,680 483,539
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.26%, 11/15/50 .......... 32,800 276,334
Series 2019-C16, Class XA, 1.70%,
06/15/52 ............... 68,114 3,983,589
Series 2019-C17, Class XA, 1.46%,
09/15/52 ............... 26,353 1,374,247
Series 2019-C17, Class XB, 0.68%,
09/15/52 ............... 41,829 993,668
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a) (c)
... 598,765 397,484
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a) (c)
52,590 681,691
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (1-mo. LIBOR USD +
0.00%), 1.00%, 06/10/50
(a) (c)
.... 15,440 373,209
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.23%, 06/10/39 .......... 98,981 423,708
Series 2024-ELM, Class XP15,
1.56%, 06/10/39 .......... 90,365 2,562,869
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.39%,
05/03/32
(a) (c)
............... 24,000 39,485
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.93%, 11/10/52 .......... 15,631 542,139
Series 2020-GSA2, Class XA,
1.82%, 12/12/53
(c)
......... 31,687 2,466,448
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a) (c)
............... 37,589 502,197
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 0.83%,
09/15/47 ............... 3,324 178
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 234,377
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a) (c)
... 14,670 212,690
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.31%, 02/15/36
(a) (c)
... 5,797 195,063
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.99%,
03/10/50
(a) (c)
............... 6,624 105,764
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
32,439 663,910
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.28%,
12/15/47 ............... 51,913 200,312
Series 2014-C19, Class XF, 1.28%,
12/15/47 ............... 13,486 157,342
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-C21, Class XB, 0.40%,
03/15/48 ............... USD 15,696 $ 25,266
Series 2015-C26, Class XD, 1.45%,
10/15/48 ............... 18,660 269,748
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.30%,
06/15/50
(c)
.............. 8,870 472,613
Series 2019-H6, Class XB, 0.86%,
06/15/52 ............... 53,695 1,602,250
Series 2019-L2, Class XA, 1.17%,
03/15/52 ............... 22,076 810,067
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 1.14%,
12/15/56
(a)
................ 107,417 6,909,210
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a) (c)
............... 99,000 945,985
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32
(d)
......... 126,326 12
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32 .......... 25,265 65,705
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%,
10/15/52 ............... 65,440 3,828,136
Series 2019-C18, Class XA, 1.13%,
12/15/52 ............... 68,664 2,525,193
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.38%, 08/15/49
(c)
......... 9,764 210,028
Series 2019-C50, Class XA, 1.57%,
05/15/52 ............... 48,173 2,343,900
Series 2021-C59, Class XA, 1.64%,
04/15/54 ............... 37,514 2,668,386
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(c)
.............. 67,308 653,763
49,884,683
Total Non-Agency Mortgage-Backed Securities — 10.5%
(Cost: $ 4,129,320,360 ) ........................... 3,960,274,095
Preferred Securities
Capital Trusts — 0 .4%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(a) (b) (o)
................ EUR 10,000 10,655,953
United States — 0.4%
(a)(o)
Ally Financial, Inc. , Series B , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.87%),
4.70% ................... USD 9,234 8,125,833
AT&T, Inc. , Series B , (5-Year EURIBOR
ICE Swap Rate + 3.14%), 2.88% . EUR 20,300 21,307,045
Bank of America Corp. , Series RR , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.76%),
4.38% ................... USD 13,296 12,574,467
Capital One Financial Corp. , Series M ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 3.95% ............. 2,468 2,271,193

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Charles Schwab Corp. (The) , Series
I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.17%), 4.00% ............. USD 31,582 $ 29,632,001
Citigroup, Inc. , Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% 1,643 1,533,536
Discover Financial Services , Series C ,
(3-mo. CME Term SOFR + 3.34%),
5.50% ................... 5,701 4,913,569
Energy Transfer LP , Series G , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.31%),
7.13% ................... 8,782 8,698,921
General Motors Financial Co., Inc. ,
Series C , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 5.00%), 5.70% ............ 2,828 2,654,695
PNC Financial Services Group, Inc.
(The)
Series T , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.60%), 3.40% .... 14,445 12,959,619
Series W , (7-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.81%), 6.25% .... 13,149 12,813,310
US Bancorp , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.54%), 3.70% ............ 11,606 10,497,300
127,981,489
Total Capital Trusts — 0.4%
(Cost: $ 134,592,830 ) ............................. 138,637,442
Shares
Shares
Preferred Stocks — 0 .9%
Brazil — 0.0%
Neon Payments Ltd.
(d) (f)
.......... 28,089 11,459,188
China — 0.1%
ByteDance Ltd. , Series E-1 , (Acquired
11/11/20 , cost $ 32,477,349 )
(d) (f) (k)
.. 296,396 50,093,888
Germany — 0.0%
Volocopter GmbH , (Acquired 03/03/21 ,
cost $ 11,751,352 )
(d) (f) (k)
........ 2,211 26,118
Israel — 0.1%
(d)(f)(k)
Deep Instinct Ltd. , Series D-
2 , (Acquired 03/19/21 , cost
$ 8,210,225 ) ............... 1,350,837 5,970,699
Deep Instinct Ltd. , Series D-
4 , (Acquired 09/20/22 , cost
$ 11,103,299 ) .............. 1,574,860 8,000,289
13,970,988
Sweden — 0.0%
Volta Greentech AB , Series C ,
(Acquired 02/22/22 , cost
$ 5,952,131 )
(d) (f) (k)
............ 50,461 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd. ,
Series D , (Acquired 05/13/21 , cost
$ 16,122,168 )
(d) (f) (k)
........... 425,677 8,270,571
Security
Shares
Shares Value
United States — 0.7%
Breeze Aviation Group, Inc. , Series
B , (Acquired 07/30/21 , cost
$ 7,738,156 )
(d) (f) (k)
............ 14,327 $ 2,400,202
Bright Machinery Manufacturing Group,
Inc. , Series C-1
(d) (f)
........... 4,079,305 9,871,919
Bright Machines, Inc. , Series C
(d) (f)
... 1,958,349 6,599,636
Cap Hill Brands (Preference) , Class
E
(d) (f)
.................... 13,277,076 2,788,186
Caresyntax, Inc. , Series C-2
(d) (f)
.... 52,356 6,359,160
Caresyntax, Inc. , Series C-3
(d) (f)
.... 6,774 721,431
Clarify Health Solutions, Inc.
(d) (f)
.... 1,542,267 8,698,386
Coreweave, Inc. , 10.00%
(d) (f)
...... 20,264,000 20,264,000
Dream Finders Homes, Inc.
(Preference) , 9.00%
(d)
......... 58,891 56,240,905
Exo Imaging, Inc. , Series C , (Acquired
06/24/21 , cost $ 5,879,165 )
(d) (f) (k)
.. 1,003,613 1,977,118
GM Cruise Holdings LLC , Series
G , (Acquired 03/25/21 , cost
$ 7,513,940 )
(d) (f) (k)
............ 285,159 2,577,837
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 26,198,000 )
(d) (f) (k)
. 26,198,000 26,459,980
Insightful Corp. , Series D
(d) (f)
....... 12,737,258 4,449,124
JumpCloud, Inc. , Series E-1 , (Acquired
10/30/20 , cost $ 8,237,574 )
(d) (f) (k)
.. 4,516,957 8,988,745
JumpCloud, Inc. , Series F , (Acquired
09/03/21 , cost $ 1,779,219 )
(d) (f) (k)
.. 297,096 591,221
Lessen Holdings, Inc. , Series B
(d) (f)
.. 2,002,830 10,995,537
Loadsmart, Inc. , Series C , (Acquired
10/05/20 , cost $ 7,500,000 )
(d) (f) (k)
.. 877,193 6,236,842
Loadsmart, Inc. , Series D , (Acquired
01/27/22 , cost $ 2,351,580 )
(d) (f) (k)
.. 117,579 1,243,986
MNTN Digital , Series D , (Acquired
11/05/21 , cost $ 6,262,132 )
(d) (f) (k)
.. 272,678 3,531,180
Mythic AI, Inc. , Series C , (Acquired
01/26/21 , cost $ 4,357,643 )
(d) (f) (k)
.. 6,343 —
Noodle Partners, Inc. , Series
C , (Acquired 08/26/21 , cost
$ 7,700,677 )
(d) (f) (k)
............ 862,850 2,614,436
PsiQuantum Corp. , Series D , (Acquired
05/21/21 , cost $ 3,512,029 )
(d) (f) (k)
.. 133,913 4,251,738
RapidSOS, Inc. , Series C-1
(d) (f)
..... 10,953,097 10,624,504
Relativity Space, Inc. , Series
E , (Acquired 05/27/21 , cost
$ 5,860,925 )
(d) (f) (k)
............ 256,663 5,695,352
SCI PH Parent, Inc. , (Acquired
02/10/23 , cost $ 7,993,000 ) ,
12.50% ,
(d) (f) (k)
.............. 7,993 7,757,606
Snorkel AI, Inc. , Series C , (Acquired
06/30/21 , cost $ 2,440,004 )
(d) (f) (k)
.. 162,454 1,107,936
Ursa Major Technologies, Inc. , Series
C , (Acquired 09/13/21 , cost
$ 7,831,305 )
(d) (f) (k)
............ 1,312,920 3,899,372
Ursa Major Technologies, Inc. , Series
D , (Acquired 10/14/22 , cost
$ 1,066,003 )
(d) (f) (k)
............ 160,843 497,005
Verge Genomics , Series B , (Acquired
11/05/21 , cost $ 7,544,038 )
(d) (f) (k)
.. 1,416,243 9,163,092
Verge Genomics , Series C , (Acquired
09/06/23 , cost $ 1,205,410 )
(d) (f) (k)
.. 167,623 1,206,886
Versa Networks, Inc. , Series
E , (Acquired 10/14/22 , cost
$ 27,065,882 ) , 12.00% ,
(d) (f) (k)
.... 9,274,836 37,192,092
Volato Group, Inc. , Class A
(f)
...... 87,349 51,064
Zero Mass Water, Inc. , Series
C-1 , (Acquired 05/07/20 , cost
$ 6,249,999 )
(d) (f) (k)
............ 396,483 3,853,815

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc. , Series
D , (Acquired 07/05/22 , cost
$ 1,171,040 )
(d) (f) (k)
............ 28,589 $ 495,733
Zero Mass Water, Inc. , Series D-2 ,
(Acquired 05/16/24 , cost $ 0 )
(d) (f) (k)
. 20,316 137,133
Zero Mass Water, Inc. , Series
D-3 , (Acquired 05/15/24 , cost
$ 1,080,540 )
(d) (f) (k)
............ 29,677 457,619
270,000,778
Total Preferred Stocks — 0.9%
(Cost: $ 436,976,313 ) ............................. 353,821,532
Total Preferred Securities — 1.3%
(Cost: $ 571,569,143 ) ............................. 492,458,974
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
Ajax Magnethermic Corp. ,
0.00% , 06/27/61
(c) (d)
.......... USD 83 80,650
Barclays Mortgage Loan Trust ,
0.00% , 02/25/28
(c) (d)
.......... 11 10,662
Federal Home Loan Mortgage Corp.
(a)
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.54% , 05/25/54 ........ 74,651 74,713,976
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 6.59% , 03/25/54 .. 26,822 26,918,990
Series 5424 , Class FA , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.54% , 06/25/54 ........ 66,923 67,308,021
Series 5425 , Class FK , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.54% , 06/25/54 ........ 49,441 49,673,141
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust , Series 2018-1 , Class BX ,
3.81% , 05/25/57
(a)
........... 1,379 551,845
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Variable Rate Notes , Series
2015-HQ2 , Class B , (SOFR 30 day
Average at 0.00% Floor + 8.06%),
13.40% , 05/25/25
(a)
.......... 1,534 1,614,762
Federal National Mortgage Association
Variable Rate Notes
(a)
Series 2024-30 , Class FC ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 6.39% , 06/25/54 .. 65,746 65,650,892
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 6.39% , 06/25/54 .. 79,097 79,158,867
365,681,806
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates , Series KJ48 , Class A2 ,
5.03% , 10/25/31 ............ USD 4,457 $ 4,472,465
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1 , Class BFX ,
3.71% , 10/25/27 ........ 2,876 2,582,102
Series 2018-K80 , Class B ,
4.38% , 08/25/50 ........ 2,888 2,735,377
Series 2018-W5FX , Class CFX ,
(1-mo. LIBOR USD + 0.00%),
3.79% , 04/25/28 ........ 10,630 9,207,807
Series 2019-K99 , Class C ,
3.76% , 10/25/52 ........ 1,000 903,748
Government National Mortgage
Association
Series 2023-118 , Class BA ,
3.75% , 05/16/65
(a)
....... 2,638 2,477,983
Series 2023-119 , Class AD ,
2.25% , 04/16/65 ........ 2,864 2,270,260
24,649,742
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 5081 , Class AI ,
3.50% , 03/25/51 ........ 15,283 2,842,404
Series 5112 , Class KI ,
3.50% , 06/25/51 ........ 30,638 5,680,212
Series 5127 , Class AI ,
3.00% , 06/25/51 ........ 12,582 2,107,792
Series 5185 , Class DI ,
3.00% , 11/25/49 ........ 24,850 4,168,306
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust , Series 2017-3 , Class BIO ,
0.67% , 07/25/56
(a) (c)
.......... 7,166 794,833
Federal National Mortgage Association
Series 2020-32 , Class PI ,
4.00% , 05/25/50 ........ 23,598 4,950,558
Series 2020-85 , Class IP ,
3.00% , 12/25/50 ........ 19,063 3,077,868
Series 2021-50 , 4.00% , 08/25/51 50,600 9,902,371
Series 427 , Class C71 ,
3.00% , 10/25/49 ........ 34,576 5,674,754
Series 437 , Class C11 ,
3.00% , 07/25/52 ........ 63,205 11,229,192
Government National Mortgage
Association
Series 2020-146 , Class DI ,
2.50% , 10/20/50 ........ 22,084 2,878,972
Series 2020-149 , Class IA ,
2.50% , 10/20/50 ........ 18,276 2,392,218
Series 2020-175 , Class DI ,
2.50% , 11/20/50 ........ 7,561 1,030,810
Series 2020-185 , Class MI ,
2.50% , 12/20/50 ........ 27,648 3,921,140
Series 2021-140 , Class JI ,
3.00% , 08/20/51 ........ 31,688 4,974,376
Series 2021-67 , Class QI ,
3.00% , 04/20/51 ........ 23,411 3,680,101
Series 2021-76 , Class JI ,
3.00% , 08/20/50 ........ 24,054 3,775,580
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 9,420 1,475,981

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-83 , Class PI ,
3.00% , 05/20/51 ........ USD 13,467 $ 2,112,688
Series 2021-96 , Class MI ,
3.00% , 06/20/51 ........ 41,982 6,600,720
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 79,921 12,798,594
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 6,015 943,412
97,012,882
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. ,
Series 2019-KW08 , Class X2A ,
0.10% , 01/25/29
(c)
........... 271,244 906,362
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes , Series KL06 , Class XFX ,
1.47% , 12/25/29
(a)
........... 11,610 569,211
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80 , 1.56% , 09/16/51 1,898 255,464
Series 2013-30 , 0.52% , 09/16/53 7,215 102,159
Series 2016-36 , 0.66% , 08/16/57 1,606 45,345
Series 2016-96 , 0.77% , 12/16/57 8,495 317,182
2,195,723
Mortgage-Backed Securities — 33.5%
Federal National Mortgage Association ,
5.81% , 06/01/31 ............ 10,626 10,815,724
Government National Mortgage
Association , 5.50% , 07/15/54
(u)
.. 387,470 384,408,751
Uniform Mortgage-Backed Securities
6.00% , 03/01/38 - 03/01/54 ... 104,939 106,520,165
4.50% , 09/01/43 - 11/01/44 ... 99 95,602
4.00% , 09/01/44 - 06/01/52
(v)
.. 277,736 258,151,391
5.00% , 10/01/52 .......... 1 825
6.50% , 08/01/53 - 03/01/54 ... 99,600 102,585,654
7.00% , 11/01/53 - 03/01/54 ... 26,718 27,898,078
3.00% , 07/25/54
(u)
......... 24,932 21,206,090
3.50% , 07/25/54
(u)
......... 7,325,090 6,482,705,089
4.50% , 07/25/54
(u)
......... 4,158,688 3,920,375,689
5.50% , 07/25/54
(u)
......... 362,419 357,421,583
7.00% , 07/25/54
(u)
......... 984,534 1,012,569,730
12,684,754,371
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust , Series 2017-3 , Class B ,
0.00% , 07/25/56
(c) (h)
.......... 3,999 537,466
Total U.S. Government Sponsored Agency Securities
—
34 .8%
(Cost: $ 13,124,713,861 ) ........................... 13,174,831,990
U.S. Treasury Obligations
U.S. Treasury Bonds
1.38% , 08/15/50
(j) (w)
.......... 75,000 38,381,836
1.88% , 02/15/51
(w)
........... 64,421 37,620,799
2.88% , 05/15/52
(w)
........... 201,565 147,732,607
3.00% , 08/15/52
(j) (w)
.......... 186,365 140,203,264
3.63% , 02/15/53
(w)
........... 3,000 2,552,109
4.25% , 02/15/54 ............ 14,458 13,766,632
4.63% , 05/15/54 ............ 50,000 50,695,313
U.S. Treasury Inflation Linked Bonds ,
2.13% , 02/15/54 ............ 33,964 33,011,000
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Linked Notes ,
2.13% , 04/15/29 ............ USD 2,230 $ 2,232,734
U.S. Treasury Notes
4.63% , 06/30/25 - 06/15/27
(v) (w)
... 289,650 290,335,287
4.50% , 03/31/26 ............ 10,500 10,445,039
2.38% , 05/15/29
(w)
........... 1,000 913,203
4.00% , 02/15/34
(j) (w)
.......... 103,164 100,133,461
Total U.S. Treasury Obligations — 2.3%
(Cost: $ 962,280,050 ) ............................. 868,023,284
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(f)
.................. 147,996 59,198
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(f)
.................. 196,295 31,533
Israel — 0.0%
(f)
Deep Instinct Ltd. , (Acquired 09/20/22 ,
cost $ 0 ) (Issued/Exercisable
09/20/22 , 1 Share for 1 Warrant,
Expires 09/20/32 )
(d) (k)
......... 111,033 11,104
Innovid Corp. , Class A (Issued/
Exercisable 01/28/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 ) ............ 3,266 212
11,316
Japan — 0.0%
(d)(f)
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 02/06/24 , 1 Share for 1
Warrant, Expires 03/30/29 ) ..... 11,000,000 134,246
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 01/29/24 , 1 Share for 1
Warrant, Expires 03/15/29 )
(b)
.... 14,000,000 348,064
JAFCO Group Co. Ltd. (Issued/
Exercisable 09/28/23 , 1 Share for 1
Warrant, Expires 09/13/28 )
(b)
.... 9,000,000 938,728
Money Forward, Inc. (Issued/
Exercisable 08/18/23 , 1 Share for
1 Warrant, Expires 08/18/28 , Strike
Price JPY 2.50 )
(b)
............ 4,000,000 309,528
Nagoya Railroad Co. Ltd. (Issued/
Exercisable 06/05/24 , 1 Share for 1
Warrant, Expires 06/06/34 )
(b)
.... 15,000,000 688,426
Nagoya Railroad Co., Ltd. (Issued/
Exercisable 0 , 1 Share for 1 Warrant,
Expires 06/06/33 )
(b)
.......... 11,000,000 396,407
Sanrio Co. Ltd. (Issued/Exercisable
12/14/23 , 1 Share for 1 Warrant,
Expires 11/28/28 )
(b)
.......... 10,000,000 2,285,591
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24 , 1 Share for 1
Warrant, Expires 10/22/30 )
(b)
.... 8,000,000 733,420

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24 , 1 Share for 1
Warrant, Expires 10/22/30 )
(b)
.... 2,000,000 $ 173,411
6,007,821
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(f)
.................. 109,138 117
United Kingdom — 0.0%
10x Future Technologies Services Ltd. ,
(Acquired 12/19/23 , cost $ 0 ) (Issued/
Exercisable 12/19/23 , 1 Share for
1 Warrant, Expires 11/17/30 , Strike
Price GBP 0.01 )
(d) (f) (k)
......... 512,859 797,415
United States — 0.1%
(f)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 03/11/26 , Strike
Price USD 11.50 ) ............ 45,680 9,456
Cano Health, Inc. (Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant,
Expires 06/03/26 , Strike Price USD
11.50 ) ................... 178,770 536
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(d)
.......... 199,600 2
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(d)
.......... 333,560 7,238
CXApp, Inc. , Class A (Issued/
Exercisable 02/02/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 ) ............ 70,428 13,142
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24 , 1 Share for
1 Warrant, Expires 05/16/34 , Strike
Price USD 8.47 )
(d)
........... 537,085 5,531,976
EVgo, Inc. (Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 09/15/25 , Strike Price USD
11.50 ) ................... 213,790 31,320
Flyr, Inc. (Issued/Exercisable 05/10/22 ,
1 Share for 1 Warrant, Expires
05/10/32 , Strike Price USD 3.95 )
(d)
64,041 318,924
HawkEye 360, Inc. (Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(d)
................... 204,533 1,034,937
HawkEye 360, Inc. (Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(d)
.................. 81,813 216,805
HawkEye 360, Inc. (Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(d)
................... 515,422 2,608,035
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21 , 1 Share for
1 Warrant, Expires 08/02/26 , Strike
Price USD 11.50 ) ............ 7,405 120
Security
Shares
Shares Value
United States (continued)
Latch, Inc. (Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 ) ................... 164,855 $ 16
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 ) ............ 375,043 150
New York Community Bancorp, Inc. ,
(Acquired 03/07/24 , cost $ 0 ) (Issued/
Exercisable 03/11/24 , 1 Share for
1 Warrant, Expires 03/11/31 , Strike
Price USD 2.50 )
(d) (k)
.......... 3,551 6,930,913
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 369,311 1,330
Palladyne AI Corp. (Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 505,097 16,012
Palladyne AI Corp. (Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
11.50 ) ................... 128,364 4,069
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21 , 1 Share for
1 Warrant, Expires 12/03/26 , Strike
Price USD 11.50 )
(d)
.......... 111,845 1
RapidSOS, Inc. (Issued/Exercisable
12/13/23 , 1 Share for 1 Warrant,
Expires 12/13/33 , Strike Price USD
0.01 )
(d)
................... 6,073,125 5,830,200
Sonder Holdings, Inc. (Issued/
Exercisable 06/10/24 , 1 Share for
1 Warrant, Expires 12/10/26 , Strike
Price USD 36.00 )
(d)
.......... 104,124 420,661
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) (Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(d) (k)
.......... 1,143,143 3,863,823
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 446,489 ) (Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(k)
.................. 299,148 4,338
26,844,004
Total Warrants — 0 .1%
(Cost: $ 9,049,283 ) .............................. 33,751,404
Total Long-Term Investments — 123 .8%
(Cost: $ 47,696,766,124 ) ........................... 46,808,663,520

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements — 0.7%
(x)
Barclays Bank plc , 5.05% , 08/01/24
(Purchased on 06/13/24 to be
repurchased at USD 1,438,987 ,
collateralized by CommScope, Inc. ,
6.00%, due at 03/01/26 , par and
fair value of USD 1,573,000 and
$ 1,380,386 , respectively) ...... USD 1,435 $ 1,435,363
Barclays Bank plc , (0.40) % , Open
(Purchased on 06/04/24 to be
repurchased at USD 2,247,494 ,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28 , par and
fair value of EUR 1,860,000 and
$ 2,111,684 , respectively)
(y)
..... EUR 2,099 2,248,034
Barclays Bank plc , 0.60% , Open
(Purchased on 04/15/24 to be
repurchased at USD 3,399,319 ,
collateralized by INEOS Quattro
Finance 1 plc , 3.75%, due at
07/15/26 , par and fair value of
EUR 3,249,000 and $ 3,384,317 ,
respectively)
(y)
.............. 3,169 3,393,677
Barclays Bank plc , 1.90% , Open
(Purchased on 03/26/24 to be
repurchased at USD 2,213,996 ,
collateralized by Intrum AB , 4.88%,
due at 08/15/25 , par and fair value
of EUR 2,670,000 and $ 2,163,164 ,
respectively)
(y)
.............. 2,056 2,201,795
Barclays Bank plc , 2.25% , Open
(Purchased on 04/05/24 to be
repurchased at USD 3,414,085 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 3,250,000 and
$ 3,301,163 , respectively)
(y)
..... 3,170 3,394,965
Barclays Bank plc , 3.00% , Open
(Purchased on 04/15/24 to be
repurchased at USD 4,660,632 ,
collateralized by Arkema SA , 0.75%,
due at 12/03/29 , par and fair value
of EUR 5,000,000 and $ 4,491,108 ,
respectively)
(y)
.............. 4,323 4,629,502
Barclays Bank plc , 3.30% , Open
(Purchased on 04/15/24 to be
repurchased at USD 4,756,557 ,
collateralized by Akelius Residential
Property Financing BV , 0.75%, due
at 02/22/30 , par and fair value of
EUR 5,550,000 and $ 4,766,561 ,
respectively)
(y)
.............. 4,409 4,721,792
Barclays Bank plc , 5.00% , Open
(Purchased on 05/17/24 to be
repurchased at USD 2,617,935 ,
collateralized by AthenaHealth
Group, Inc. , 6.50%, due at 02/15/30 ,
par and fair value of USD 2,790,000
and $ 2,568,751 , respectively)
(y)
.. USD 2,602 2,601,675
Barclays Bank plc , 5.10% , Open
(Purchased on 04/04/24 to be
repurchased at USD 1,480,806 ,
collateralized by Medline Borrower
LP , 5.25%, due at 10/01/29 , par and
fair value of USD 1,558,000 and
$ 1,486,841 , respectively)
(y)
..... 1,463 1,462,573
Security
Par (000)
Par (000) Value
Barclays Bank plc , 5.15% , Open
(Purchased on 01/29/24 to be
repurchased at USD 3,413,862 ,
collateralized by Park River
Holdings, Inc. , 5.63%, due at
02/01/29 , par and fair value of
USD 3,983,000 and $ 3,149,081 ,
respectively)
(y)
.............. USD 3,341 $ 3,340,741
Barclays Capital, Inc. , 3.75% , 08/01/24
(Purchased on 06/13/24 to be
repurchased at USD 7,830,184 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due
at 06/01/29 , par and fair value of
USD 8,696,000 and $ 7,759,553 ,
respectively) ............... 7,816 7,815,530
Barclays Capital, Inc. , 3.85% , 08/01/24
(Purchased on 06/13/24 to be
repurchased at USD 1,717,173 ,
collateralized by Clear Channel
Outdoor Holdings, Inc. , 7.75%, due
at 04/15/28 , par and fair value of
USD 1,923,000 and $ 1,682,633 ,
respectively) ............... 1,714 1,713,874
Barclays Capital, Inc. , 5.15% , 08/01/24
(Purchased on 06/13/24 to be
repurchased at USD 7,494,594 ,
collateralized by Valaris Ltd. , 8.38%,
due at 04/30/30 , par and fair value
of USD 7,119,000 and $ 7,369,895 ,
respectively) ............... 7,475 7,475,345
BNP Paribas SA , 0.55% , Open
(Purchased on 04/09/24 to be
repurchased at USD 3,107,460 ,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27 , par and
fair value of EUR 2,970,000 and
$ 3,086,445 , respectively)
(y)
..... EUR 2,897 3,102,285
BNP Paribas SA , 1.25% , Open
(Purchased on 03/27/24 to be
repurchased at USD 2,184,048 ,
collateralized by Intrum AB , 4.88%,
due at 08/15/25 , par and fair value
of EUR 2,670,000 and $ 2,163,163 ,
respectively)
(y)
.............. 2,032 2,176,174
BNP Paribas SA , 3.00% , Open
(Purchased on 04/15/24 to be
repurchased at USD 2,117,250 ,
collateralized by Next Group plc ,
3.63%, due at 05/18/28 , par and
fair value of GBP 1,700,000 and
$ 2,042,497 , respectively)
(y)
..... GBP 1,665 2,104,142
BNP Paribas SA , 3.25% , Open
(Purchased on 04/29/24 to be
repurchased at USD 2,458,827 ,
collateralized by Banco de Sabadell
SA , 5.13%, due at 06/27/34 , par
and fair value of EUR 2,300,000 and
$ 2,476,733 , respectively)
(y)
..... EUR 2,282 2,444,415
BNP Paribas SA , 3.25% , Open
(Purchased on 04/15/24 to be
repurchased at USD 1,785,060 ,
collateralized by Legrand SA , 0.38%,
due at 10/06/31 , par and fair value
of EUR 2,000,000 and $ 1,736,164 ,
respectively)
(y)
.............. 1,655 1,772,208

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BNP Paribas SA , 3.65% , Open
(Purchased on 04/15/24 to be
repurchased at USD 36,097,085 ,
collateralized by Bonos y
Obligaciones del Estado , 0.50%,
due at 10/31/31 , par and fair value of
EUR 40,000,000 and $ 35,499,926 ,
respectively)
(y)
.............. EUR 33,435 $ 35,806,999
BNP Paribas SA , 3.67% , Open
(Purchased on 04/15/24 to be
repurchased at USD 36,365,193 ,
collateralized by Bonos y
Obligaciones del Estado , 0.70%,
due at 04/30/32 , par and fair value of
EUR 40,000,000 and $ 35,546,801 ,
respectively)
(y)
.............. 33,683 36,072,595
BNP Paribas SA , 5.16% , Open
(Purchased on 04/29/24 to be
repurchased at USD 6,847,828 ,
collateralized by CrownRock LP ,
5.00%, due at 05/01/29 , par and
fair value of USD 6,712,000 and
$ 6,657,661 , respectively)
(y)
..... USD 6,788 6,787,510
BNP Paribas SA , 5.16% , Open
(Purchased on 05/10/24 to be
repurchased at USD 7,903,736 ,
collateralized by PHH Mortgage
Corp. , 7.88%, due at 03/15/26 , par
and fair value of USD 7,985,000 and
$ 7,786,098 , respectively)
(y)
..... 7,845 7,845,263
BofA Securities, Inc. , 3.50% , 07/17/24
(Purchased on 06/17/24 to be
repurchased at USD 5,470,035 ,
collateralized by GN Bondco LLC ,
9.50%, due at 10/15/31 , par and
fair value of USD 5,720,000 and
$ 5,331,484 , respectively) ...... 5,463 5,462,600
Deutsche Bank AG , 5.25% , Open
(Purchased on 04/15/24 to be
repurchased at USD 21,896,268 ,
collateralized by U.K. Treasury
Inflation Linked Bonds , 0.13%, due
at 03/22/46 , par and fair value of
GBP 14,876,000 and $ 21,680,959 ,
respectively)
(y)
.............. GBP 17,135 21,660,629
Deutsche Bank AG , 5.25% , Open
(Purchased on 04/15/24 to be
repurchased at USD 4,724,860 ,
collateralized by U.K. Treasury
Inflation Linked Bonds , 0.13%, due
at 03/22/46 , par and fair value of
GBP 3,210,000 and $ 4,678,400 ,
respectively)
(y)
.............. 3,698 4,674,013
Goldman Sachs & Co. LLC ,
5.10% , Open (Purchased on
06/12/24 to be repurchased at
USD 7,961,472 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value of
USD 7,980,000 and $ 7,780,458 ,
respectively)
(y)
.............. USD 7,940 7,940,100
Security
Par (000)
Par (000) Value
Goldman Sachs International ,
3.35% , Open (Purchased on
04/15/24 to be repurchased at
USD 2,719,594 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 2,615,000 and $ 2,731,910 ,
respectively)
(y)
.............. EUR 2,521 $ 2,699,435
J.P. Morgan Securities plc ,
(1.75) % , Open (Purchased on
06/04/24 to be repurchased at USD
1,086,437 , collateralized by Webuild
SpA , 7.00%, due at 09/27/28 , par
and fair value of EUR 900,000 and
$ 1,021,783 , respectively)
(y)
..... 1,016 1,087,759
J.P. Morgan Securities plc ,
3.30% , Open (Purchased on
04/15/24 to be repurchased at USD
4,147,516 , collateralized by Vonovia
SE , 0.25%, due at 09/01/28 , par
and fair value of EUR 4,500,000 and
$ 4,151,719 , respectively)
(y)
..... 3,844 4,117,203
J.P. Morgan Securities plc ,
3.35% , Open (Purchased on
04/15/24 to be repurchased at USD
2,120,064 , collateralized by Vonovia
SE , 0.25%, due at 09/01/28 , par
and fair value of EUR 2,300,000 and
$ 2,121,990 , respectively)
(y)
..... 1,965 2,104,348
J.P. Morgan Securities plc ,
3.37% , Open (Purchased on
05/13/24 to be repurchased at USD
6,736,105 , collateralized by Grifols
SA , 2.25%, due at 11/15/27 , par and
fair value of EUR 7,000,000 and
$ 6,709,501 , respectively)
(y)
..... 6,260 6,704,629
J.P. Morgan Securities plc ,
3.37% , Open (Purchased on
04/30/24 to be repurchased at
USD 1,296,227 , collateralized by
Banco de Sabadell SA , 5.13%, due
at 06/27/34 , par and fair value of
EUR 1,200,000 and $ 1,292,208 ,
respectively)
(y)
.............. 1,203 1,288,751
J.P. Morgan Securities plc ,
3.40% , Open (Purchased on
04/15/24 to be repurchased at
USD 2,686,482 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 2,800,000 and $ 2,680,113 ,
respectively)
(y)
.............. 2,490 2,666,289
J.P. Morgan Securities plc ,
3.45% , Open (Purchased on
04/15/24 to be repurchased at
USD 2,686,763 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 2,800,000 and $ 2,680,112 ,
respectively)
(y)
.............. 2,490 2,666,288
Merrill Lynch International , 3.05% , Open
(Purchased on 04/15/24 to be
repurchased at USD 13,983,361 ,
collateralized by Arkema SA , 0.75%,
due at 12/03/29 , par and fair value of
EUR 15,000,000 and $ 13,473,323 ,
respectively)
(y)
.............. 12,968 13,888,508

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Merrill Lynch International , 3.10% , Open
(Purchased on 04/15/24 to be
repurchased at USD 2,676,748 ,
collateralized by Legrand SA , 0.38%,
due at 10/06/31 , par and fair value
of EUR 3,000,000 and $ 2,604,246 ,
respectively)
(y)
.............. EUR 2,482 $ 2,658,312
Nomura Securities International,
Inc. , 4.50% , Open (Purchased on
04/12/24 to be repurchased at USD
5,998,435 , collateralized by Clear
Channel Outdoor Holdings, Inc. ,
7.75%, due at 04/15/28 , par and
fair value of USD 7,000,000 and
$ 6,125,029 , respectively)
(y)
..... USD 5,941 5,941,250
Nomura Securities International,
Inc. , 5.05% , Open (Purchased
on 05/20/24 to be repurchased
at USD 1,969,465 , collateralized
by CrownRock LP , 5.00%, due
at 05/01/29 , par and fair value of
USD 1,973,000 and $ 1,957,027 ,
respectively)
(y)
.............. 1,958 1,958,203
Nomura Securities International,
Inc. , 5.20% , Open (Purchased
on 04/29/24 to be repurchased at
USD 1,848,911 , collateralized by
AthenaHealth Group, Inc. , 6.50%,
due at 02/15/30 , par and fair value
of USD 2,000,000 and $ 1,841,398 ,
respectively)
(y)
.............. 1,833 1,832,500
RBC Capital Markets LLC ,
3.00% , Open (Purchased on
06/28/24 to be repurchased at
USD 1,076,613 , collateralized by
Walgreens Boots Alliance, Inc. ,
4.80%, due at 11/18/44 , par and
fair value of USD 1,335,000 and
$ 1,048,309 , respectively)
(y)
..... 1,076 1,076,344
RBC Capital Markets LLC ,
4.75% , Open (Purchased on
05/23/24 to be repurchased at USD
54,101 , collateralized by Viasat, Inc. ,
5.63%, due at 09/15/25 , par and fair
value of USD 55,000 and $ 53,364 ,
respectively)
(y)
.............. 54 53,831
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
05/23/24 to be repurchased at
USD 9,671,853 , collateralized by
Weatherford International Ltd. ,
8.63%, due at 04/30/30 , par and
fair value of USD 8,907,000 and
$ 9,229,763 , respectively)
(y)
..... 9,620 9,619,560
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
05/23/24 to be repurchased at
USD 3,524,412 , collateralized by
Community Health Systems, Inc. ,
6.00%, due at 01/15/29 , par and
fair value of USD 3,805,000 and
$ 3,357,939 , respectively)
(y)
..... 3,505 3,505,356
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
05/23/24 to be repurchased at USD
1,885,907 , collateralized by Valaris
Ltd. , 8.38%, due at 04/30/30 , par
and fair value of USD 1,800,000 and
$ 1,863,437 , respectively)
(y)
..... USD 1,876 $ 1,875,710
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
05/23/24 to be repurchased at USD
3,959,307 , collateralized by Cargo
Aircraft Management, Inc. , 4.75%,
due at 02/01/28 , par and fair value
of USD 4,240,000 and $ 3,932,773 ,
respectively)
(y)
.............. 3,938 3,937,900
RBC Europe Ltd. , 3.40% , Open
(Purchased on 04/15/24 to be
repurchased at USD 2,719,879 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 2,615,000 and
$ 2,731,910 , respectively)
(y)
..... EUR 2,521 2,699,435
Total Borrowed Bond Agreements — 0.7%
(Cost: $ 255,524,104 ) ............................. 256,665,410
Commercial Paper — 1.9%
(z)
Bayer Corp.
(c)
5.70% , 08/12/24 ............ USD 11,500 11,418,638
6.29% , 09/10/24 ............ 16,217 16,027,835
DENTSPLY SIRONA, Inc.
(c)
6.18% , 07/12/24 ............ 51,850 51,729,130
6.13% , 07/15/24 ............ 25,300 25,228,400
6.07% , 07/18/24 ............ 29,300 29,202,496
FMC Corp. , 6.13%
,
07/16/24
(c)
..... 83,700 83,444,736
Harley-Davidson Financial Services,
Inc. , 6.05%
,
07/02/24
(c)
........ 16,750 16,739,716
HSBC USA, Inc.
6.53% , 07/01/24 ............ 42,025 42,006,269
5.52% , 07/26/24
(c)
........... 2,000 1,991,549
6.49% , 08/12/24
(c)
........... 21,190 21,045,961
6.15% , 08/16/24 ............ 20,636 20,482,831
6.46% , 09/09/24
(c)
........... 24,384 24,111,976
6.53% , 09/16/24
(c)
........... 40,618 40,121,107
6.52% , 10/11/24
(c)
........... 21,297 20,955,485
6.29% , 11/27/24
(c)
........... 20,632 20,156,480
Ovintiv, Inc. , 6.13%
,
07/19/24
(c)
.... 12,300 12,255,931
VF Corp.
6.13% , 07/23/24 ............ 16,897 16,833,101
6.29% , 07/24/24 ............ 103,050 102,644,649
Walgreens Boots Alliance, Inc. , 6.47%
,
07/31/24
(c)
................ 167,400 166,414,237
Total Commercial Paper — 1.9%
(Cost: $ 722,920,913 ) ............................. 722,810,527
Foreign Agency Obligations — 0.2%
Brazil — 0.2%
Letras do Tesouro Nacional , 0.00%
,
10/01/24
(z)
................ BRL 414 72,206,337

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills ,
25.31%
,
10/01/24
(z)
.......... EGP 154,125 $ 3,013,412
Total Foreign Agency Obligations — 0.2%
(Cost: $ 82,658,015 ) .............................. 75,219,749
Foreign Government Obligations — 0.5%
Egypt — 0.2%
Arab Republic of Egypt Treasury Bills
(z)
34.23% , 09/17/24 ........... 298,875 5,854,913
36.20% , 12/10/24 ........... 887,200 16,569,748
25.03% , 02/18/25 ........... 942,175 16,854,964
34.46% , 03/18/25 ........... 1,232,550 21,661,880
60,941,505
Mexico — 0.3%
United Mexican States Treasury Bills
(z)
11.02% , 10/03/24 ........... MXN 27,976 14,861,224
12.29% , 11/28/24 ........... 125,000 65,291,063
0.00% , 04/03/25 ............ 77,102 38,786,806
118,939,093
Total Foreign Government Obligations — 0.5%
(Cost: $ 179,227,381 ) ............................. 179,880,598
Shares
Shares
Money Market Funds — 3.4%
(s)(aa)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 5.48%
(ab)
...... 114,655,316 114,701,179
BlackRock Liquid Environmentally
Aware Fund , Class Direct , 5.32% . 34,141,033 34,147,861
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(l)
..... 1,123,058,638 1,123,058,638
Total Money Market Funds — 3 .4%
(Cost: $ 1,271,900,427 ) ........................... 1,271,907,678
Total Short-Term Securities — 6.7%
(Cost: $ 2,512,230,840 ) ........................... 2,506,483,962
Total Options Purchased — 0 .2%
(Cost: $ 103,632,147 ) ............................. 83,262,160
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 130.7%
(Cost: $ 50,312,629,111 ) ........................... 49,398,409,642
Total Options Written — ( 0 .4 ) %
(Premiums Received — $ (154,886,883) ) ............... (142,013,705)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 0 .4 ) %
Austria — (0.0)%
Erste Group Bank AG , (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% , 11/15/32
(a)
........... EUR (5,600) (5,360,225)
France — (0.1)%
Arkema SA , 0.75% , 12/03/29 ...... (20,000) (17,964,431)
Security
Par (000)
Par (000) Value
Germany — (0.0)%
Legrand SA:
0.38% , 10/06/31 ............ (5,000) $ (4,340,410)
Vonovia SE , 0.25% , 09/01/28 ...... EUR (6,800) (6,273,710)
(10,614,120)
Italy — (0.0)%
Webuild SpA:
3.63% , 01/28/27 ............ (2,970) (3,086,445)
7.00% , 09/27/28 ............ (2,760) (3,133,467)
(6,219,912)
Spain — (0.0)%
Banco de Sabadell SA , (5-Year
EURIBOR ICE Swap Rate + 2.40%),
5.13% , 06/27/34
(a)
........... (3,500) (3,768,941)
Grifols SA , 2.25% , 11/15/27 ....... (7,000) (6,709,501)
(10,478,442)
Sweden — (0.1)%
Akelius Residential Property Financing
BV , 0.75% , 02/22/30 ......... (5,550) (4,766,561)
Intrum AB , 4.88% , 08/15/25 ....... (5,340) (4,326,327)
Verisure Midholding AB ,
5.25% , 02/15/29 ............ (5,230) (5,463,820)
(14,556,708)
United Kingdom — (0.0)%
INEOS Quattro Finance 1 plc ,
3.75% , 07/15/26 ............ (3,249) (3,384,317)
Motion Bondco DAC , 4.50% , 11/15/27 (3,250) (3,301,163)
Next Group plc , 3.63% , 05/18/28 ... GBP (1,700) (2,042,497)
(8,727,977)
United States — (0.2)%
AthenaHealth Group, Inc. ,
6.50% , 02/15/30
(c)
........... USD (4,790) (4,410,149)
Cargo Aircraft Management, Inc. ,
4.75% , 02/01/28
(c)
........... (4,240) (3,932,773)
Clear Channel Outdoor Holdings, Inc. ,
7.75% , 04/15/28
(c)
........... (8,923) (7,807,662)
CommScope, Inc. , 6.00% , 03/01/26
(c)
(1,573) (1,380,386)
Community Health Systems, Inc. ,
6.00% , 01/15/29
(c)
........... (3,805) (3,357,939)
CrownRock LP , 5.00% , 05/01/29
(c)
.. (8,685) (8,614,688)
GN Bondco LLC , 9.50% , 10/15/31
(c)
. (5,720) (5,331,484)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(c)
........... (8,696) (7,759,553)
Medline Borrower LP , 5.25% , 10/01/29
(c)
(1,558) (1,486,841)
Park River Holdings, Inc. ,
5.63% , 02/01/29
(c)
........... (3,983) (3,149,081)
PBF Holding Co. LLC , 6.00% , 02/15/28 (7,980) (7,780,458)
PHH Mortgage Corp. ,
7.88% , 03/15/26
(c)
........... (7,985) (7,786,098)
Valaris Ltd. , 8.38% , 04/30/30
(c)
..... (8,919) (9,233,332)
Viasat, Inc. , 5.63% , 09/15/25
(c)
..... (55) (53,364)
Walgreens Boots Alliance, Inc. ,
4.80% , 11/18/44 ............ (1,335) (1,048,309)
Weatherford International Ltd. ,
8.63% , 04/30/30
(c)
........... (8,907) (9,229,763)
(82,361,880)
Foreign Government Obligations — ( 0 .3 ) %
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% , 10/31/31 ............ EUR (40,000) (35,499,926)
0.70% , 04/30/32 ............ (40,000) (35,546,801)
(71,046,727)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds ,
0.13% , 03/22/46 ............ GBP (27,011) $ (26,359,359)
Total Borrowed Bonds — ( 0 .7 ) %
(Proceeds: $ (287,103,195) ) ........................
(253,689,781)
TBA Sale Commitments
(u)
Government National Mortgage
Association
4.50% , 07/15/54 ............ USD (756,697) (719,330,999)
5.50% , 07/15/54 ............ (387,470) (384,408,751)
Uniform Mortgage-Backed Securities
3.50% , 07/25/54 ............ (586,161) (518,752,485)
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(u)
(continued)
4.00% , 07/25/54 ............ USD (282,890) $ (258,832,843)
5.50% , 07/25/54 ............ (2,868,740) (2,829,182,772)
6.00% , 07/25/54 ............ (109,299) (109,602,134)
6.50% , 07/25/54 ............ (771,783) (785,470,093)
7.00% , 07/25/54 ............ (158,500) (163,013,535)
Total TBA Sale Commitments — ( 15 .3 ) %
(Proceeds: $ (5,783,939,783) ) ....................... (5,768,593,612)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 114 .3%
(Cost: $ 44,086,699,250 ) ........................... 43,234,112,544
Liabilities in Excess of Other Assets — (14.3) % ........... (5,413,487,188)
Net Assets — 100.0% .............................. $ 37,820,625,356
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Zero-coupon bond.
(i)
All or a portion of this security is on loan.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $353,564,196, representing 0.93% of its net assets as of period end, and an original cost of $351,901,246.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(y)
The amount to be repurchased assumes the maturity will be the day after the period end.
(z)
Rates are discount rates or a range of discount rates as of period end.
(aa)
Annualized 7-day yield as of period end.
(ab)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 114,757,920
(a)
$ — $ (61,817) $ 5,076 $ 114,701,179 114,655,316 $ 466,535
(b)
$ —
BlackRock Liquid
Environmentally Aware
Fund , Class Direct ...... 394,464,458 4,841,893 (365,037,984) 34,052 (154,558) 34,147,861 34,141,033 4,840,885 —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,717,704,758 — (594,646,120)
(a)
— — 1,123,058,638 1,123,058,638 35,582,709 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 206,038,791 — (206,049,737)
(a)
112,082 (101,136) — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 39,602,617 — — — 361,521 39,964,138 401,690 544,918 —
iShares 20+ Year Treasury
Bond ETF ............ 10,184,640 — — — (731,300) 9,453,340 103,000 157,983 —
iShares Bitcoin Trust ...... — 3,667,435 — — (663,115) 3,004,320 88,000 — —
iShares China Large-Cap ETF — 6,176,652 (5,512,145) (164,104) (11,141) 489,262 18,825 1,596 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — 31,011,600 (30,807,532) (204,068) — — — — —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 147,927,632 21,242,114 (134,149,143) 1,324,755 (5,383,500) 30,961,858 289,039 1,572,442 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(c)
.............. 83,325,516 — (82,388,403) 5,780,048 (6,717,161) — — 1,046,508 —
iShares Latin America 40 ETF 15,578,107 — — — (2,305,088) 13,273,019 536,067 354,859 —
iShares MSCI Brazil ETF ... 17,367,219 — — — (3,790,386) 13,576,833 496,774 454,228 —
iShares Russell Mid-Cap
Growth ETF .......... 10,003,716 — — — 564,062 10,567,778 95,766 21,387 —
$ 6,820,948 $ (18,926,726) $ 1,393,198,226 $ 45,044,050 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Bank plc ...... ( 4 .00 ) % 05/03/24 Open
(a)
$ 1,294,281 $ 1,286,228 Corporate Bonds Open/Demand
(a)
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CME Bitcoin
(a)
............................................................ 210 07/26/24 $ 63,341 $ 723,526
FTSE China A50 Index ...................................................... 600 07/30/24 7,128 (44,779)
CBOE Volatility Index ....................................................... 10 08/21/24 149 (23,258)
Euro-Bobl ............................................................... 12,364 09/06/24 1,541,808 8,878,669
Euro-BTP ............................................................... 55 09/06/24 6,791 (14,772)
SGX Nikkei 225 Index ....................................................... 71 09/12/24 17,538 407,787
Australia 10-Year Bond ...................................................... 3,342 09/16/24 253,196 (2,011,404)
3-mo. SOFR ............................................................. 800 09/17/24 189,305 (101,104)
U.S. Treasury Long Bond ..................................................... 55 09/19/24 6,483 (80,863)
EURO STOXX Banks Price Index ............................................... 2,490 09/20/24 18,314 158,772
MSCI Emerging Markets E-Mini Index ............................................ 320 09/20/24 17,411 78,339
S&P 500 E-Mini Index ....................................................... 116 09/20/24 32,025 (61,612)
U.S. Treasury 5-Year Note .................................................... 78,107 09/30/24 8,319,616 15,119,786
CBOE Volatility Index ....................................................... 5 11/20/24 87 1,210
ECX Emission
(a)
........................................................... 108 12/16/24 7,804 (264,029)
3-mo. SOFR ............................................................. 5 12/17/24 1,186 (694)
CBOE Volatility Index ....................................................... 10 02/19/25 183 (2,980)
3-mo. SONIA Index ......................................................... 884 03/18/25 266,166 (9,510)
3-mo. SOFR ............................................................. 80 09/16/25 19,138 1,890
3-mo. SOFR ............................................................. 158 03/17/26 37,930 (23,808)
22,731,166
Short Contracts
CBOE Volatility Index ....................................................... 10 07/17/24 140 28,472
MSCI Singapore Index ...................................................... 380 07/30/24 8,845 (96,654)
Euro-Bund .............................................................. 3,588 09/06/24 505,759 (128,802)
Euro-Buxl ............................................................... 950 09/06/24 132,507 (2,046,721)
Euro-OAT ............................................................... 575 09/06/24 75,817 698,987
Euro-Schatz ............................................................. 1,582 09/06/24 179,081 (692,501)
Japan 10-Year Bond ........................................................ 568 09/12/24 504,348 1,121,373
Australia 3-Year Bond ....................................................... 72 09/16/24 5,065 18,405
U.S. Treasury 10-Year Note ................................................... 40,026 09/19/24 4,396,606 (20,656,758)
U.S. Treasury 10-Year Ultra Note ............................................... 10,223 09/19/24 1,158,074 (3,942,573)
U.S. Treasury Ultra Bond ..................................................... 5,257 09/19/24 654,825 3,596,675
EURO STOXX 50 Index ..................................................... 1,074 09/20/24 56,579 52,666
FTSE 100 Index ........................................................... 7 09/20/24 725 3,934
MSCI China Index ......................................................... 75 09/20/24 1,688 48,362
NASDAQ 100 E-Mini Index ................................................... 150 09/20/24 59,782 658,001
Russell 2000 E-Mini Index .................................................... 419 09/20/24 43,262 (602,773)
Long Gilt ................................................................ 951 09/26/24 117,295 (435,603)
U.S. Treasury 2-Year Note .................................................... 43,756 09/30/24 8,935,796 (5,241,715)
CBOE Volatility Index ....................................................... 15 10/16/24 273 (4,908)
3-mo. SOFR ............................................................. 3,086 03/18/25 734,044 2,581,354
3-mo. EURIBOR .......................................................... 144 12/15/25 37,507 15,278
3-mo. SOFR ............................................................. 5 12/16/25 1,199 (4,007)
(25,029,508)
$ (2,298,342)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 596,258 USD 636,628 Standard Chartered Bank 07/02/24 $ 1,934
USD 11,367,000 BRL 60,564,172 Barclays Bank plc 07/02/24 532,816
USD 7,536,000 BRL 39,993,202 BNP Paribas SA 07/02/24 381,709
USD 32,020,500 BRL 173,037,803 Goldman Sachs International 07/02/24 1,066,170
USD 10,681,000 BRL 56,716,110 JPMorgan Chase Bank NA 07/02/24 535,187
USD 18,228,316 EUR 16,781,283 Morgan Stanley & Co. International plc 07/02/24 256,401
USD 5,369,439 EUR 4,943,480 Standard Chartered Bank 07/02/24 75,220
ZAR 559,203,794 USD 29,012,862 HSBC Bank plc 07/02/24 1,723,176
ZAR 1,272,210,395 USD 69,150,659 Toronto Dominion Bank 07/02/24 775,024
EUR 18,665,173 USD 19,974,200 UBS AG 07/12/24 24,656
NOK 118,096,463 GBP 8,724,738 UBS AG 07/12/24 34,135
USD 1,786,508 GBP 1,407,486 UBS AG 07/12/24 7,198
USD 4,315,947 NOK 46,025,616 UBS AG 07/12/24 4,087
USD 7,113,465 NZD 11,604,130 UBS AG 07/12/24 45,401
USD 6,758,279 SEK 71,218,563 UBS AG 07/12/24 35,659
COP 209,596,319,116 USD 50,044,487 JPMorgan Chase Bank NA 07/17/24 298,872
HUF 2,553,166,202 USD 6,907,039 Deutsche Bank AG 07/17/24 11,605
HUF 1,638,883,753 USD 4,429,139 State Street Bank and Trust Co. 07/17/24 11,956
IDR 285,581,945,864 USD 17,435,860 Barclays Bank plc 07/17/24 21,764
MXN 1,130,202,558 USD 60,802,685 JPMorgan Chase Bank NA 07/17/24 830,956
PLN 243,123,635 USD 59,925,589 Deutsche Bank AG 07/17/24 459,014
USD 152,611,139 BRL 791,059,840 Goldman Sachs International 07/17/24 11,347,766
USD 75,037,264 COP 294,945,220,049 Citibank NA 07/17/24 4,193,782
USD 34,630,923 COP 135,908,342,867 JPMorgan Chase Bank NA 07/17/24 1,986,827
USD 59,738,827 CZK 1,370,937,372 Bank of America NA 07/17/24 1,113,447
USD 20,172,715 EUR 18,678,450 Deutsche Bank AG 07/17/24 154,684
USD 59,930,068 EUR 55,349,990 Morgan Stanley & Co. International plc 07/17/24 610,487
USD 3,131,249 EUR 2,884,934 State Street Bank and Trust Co. 07/17/24 39,412
USD 4,745,337 EUR 4,371,000 Westpac Banking Corp. 07/17/24 60,857
USD 143,000,386 IDR 2,289,453,222,736 Barclays Bank plc 07/17/24 3,046,110
USD 22,675,680 PEN 85,073,471 Citibank NA 07/17/24 541,217
USD 6,237,057 PEN 23,732,000 Morgan Stanley & Co. International plc 07/17/24 62,452
USD 2,724,433 UYU 105,762,485 Citibank NA 07/17/24 43,168
ZAR 447,306,413 USD 24,423,701 State Street Bank and Trust Co. 07/17/24 134,076
USD 7,179,409 EUR 6,613,000 Morgan Stanley & Co. International plc 07/18/24 91,787
USD 35,751,135 PEN 135,408,968 Citibank NA 07/18/24 520,393
USD 10,351,117 PEN 39,386,000 Morgan Stanley & Co. International plc 07/18/24 103,657
TRY 510,633,291 USD 15,141,046 UBS AG 07/22/24 153,151
USD 44,929,415 COP 173,517,400,148 Citibank NA 07/22/24 3,287,669
USD 13,964,066 EUR 13,014,137 Deutsche Bank AG 07/24/24 11,753
AUD 8,050,700 EUR 5,004,000 Natwest Markets plc 07/26/24 8,950
CLP 10,736,131,500 USD 11,367,000 Citibank NA 07/26/24 39,592
COP 66,818,532,200 GBP 12,598,000 Morgan Stanley & Co. International plc 07/26/24 97,040
COP 31,693,149,300 USD 7,599,000 Citibank NA 07/26/24 1,683
COP 15,835,709,750 USD 3,775,000 Morgan Stanley & Co. International plc 07/26/24 22,736
EUR 4,845,197 GBP 4,103,053 Bank of America NA 07/26/24 7,572
EUR 26,423,000 GBP 22,375,011 Barclays Bank plc 07/26/24 42,243
EUR 14,178,000 USD 15,201,265 State Street Bank and Trust Co. 07/26/24 316
GBP 4,283,094 USD 5,412,552 Commonwealth Bank of Australia 07/26/24 2,494
HUF 4,200,447,510 USD 11,367,000 Barclays Bank plc 07/26/24 11,542
HUF 4,220,326,206 USD 11,394,000 Royal Bank of Canada 07/26/24 38,391
HUF 2,809,774,376 USD 7,545,046 UBS AG 07/26/24 66,318
IDR 307,106,032,000 USD 18,617,000 Deutsche Bank AG 07/26/24 152,706
INR 594,581,994 USD 7,108,399 Morgan Stanley & Co. International plc 07/26/24 17,632
KRW 10,480,020,006 USD 7,550,175 Barclays Bank plc 07/26/24 53,226
KRW 15,622,860,395 USD 11,267,000 Goldman Sachs International 07/26/24 67,604
MXN 177,527,573 USD 9,588,000 Bank of America NA 07/26/24 79,106
MXN 349,428,492 USD 18,991,000 BNP Paribas SA 07/26/24 36,818
MXN 557,958,891 USD 30,279,000 Goldman Sachs International 07/26/24 104,156
MXN 715,038,618 USD 38,646,000 JPMorgan Chase Bank NA 07/26/24 290,793
MXN 488,651,295 USD 26,395,000 Royal Bank of Canada 07/26/24 214,072
PLN 76,691,304 EUR 17,709,000 BNP Paribas SA 07/26/24 58,333
PLN 214,240,535 USD 53,110,000 Barclays Bank plc 07/26/24 95,376

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
RON 33,120,523 USD 7,107,982 Barclays Bank plc 07/26/24 $ 16,437
THB 694,694,205 USD 18,945,000 Citibank NA 07/26/24 22,791
THB 204,158,146 USD 5,571,500 HSBC Bank plc 07/26/24 2,793
TRY 638,631,008 USD 18,759,264 Citibank NA 07/26/24 280,785
USD 5,302,995 AUD 7,942,500 Bank of America NA 07/26/24 1,010
USD 5,015,500 BRL 27,776,090 Citibank NA 07/26/24 61,069
USD 18,941,000 CLP 17,823,481,000 BNP Paribas SA 07/26/24 4,460
USD 15,149,000 CLP 14,176,434,200 Citibank NA 07/26/24 87,262
USD 26,718,000 CNY 194,223,108 Barclays Bank plc 07/26/24 59,615
USD 32,819,102 CNY 234,341,517 BNP Paribas SA 07/26/24 654,204
USD 186,400 COP 777,114,398 Toronto Dominion Bank 07/26/24 32
USD 54,520,276 EUR 50,745,000 Natwest Markets plc 07/26/24 111,741
USD 11,212,689 GBP 8,840,000 State Street Bank and Trust Co. 07/26/24 36,420
USD 11,245,000 JPY 1,786,130,723 State Street Bank and Trust Co. 07/26/24 101,602
USD 55,869,871 MXN 1,025,963,171 State Street Bank and Trust Co. 07/26/24 1,958
USD 11,389,000 PLN 45,598,652 BNP Paribas SA 07/26/24 64,843
USD 17,834,973 PLN 71,536,236 Goldman Sachs International 07/26/24 69,370
USD 35,744,657 PLN 143,529,340 Nomura International plc 07/26/24 99,990
USD 14,745,000 SEK 153,658,854 Bank of America NA 07/26/24 229,758
USD 5,329,531 SEK 55,978,528 Toronto Dominion Bank 07/26/24 41,571
USD 85,110,393 ZAR 1,535,903,834 State Street Bank and Trust Co. 07/26/24 846,339
ZAR 417,794,725 USD 22,723,000 Citibank NA 07/26/24 198,408
USD 11,367,000 BRL 63,366,519 BNP Paribas SA 08/02/24 74,145
USD 11,367,000 BRL 63,632,466 UBS AG 08/02/24 26,750
USD 115,801,336 COP 460,397,161,940 Citibank NA 08/13/24 5,676,637
USD 160,409,768 COP 654,872,873,741 Citibank NA 08/14/24 3,787,751
COP 79,612,884,608 USD 18,691,761 Barclays Bank plc 08/15/24 346,230
COP 204,718,846,133 USD 47,343,689 BNP Paribas SA 08/15/24 1,611,140
COP 141,049,230,000 USD 32,627,627 Morgan Stanley & Co. International plc 08/15/24 1,101,758
USD 32,255,267 BRL 168,766,008 JPMorgan Chase Bank NA 08/15/24 2,220,804
USD 56,367,601 CZK 1,282,263,160 HSBC Bank plc 08/29/24 1,479,940
AUD 5,743,739 USD 3,800,000 BNP Paribas SA 09/18/24 39,536
CAD 7,902,162 USD 5,750,000 BNP Paribas SA 09/18/24 37,145
CAD 1,027,354 USD 750,000 State Street Bank and Trust Co. 09/18/24 2,382
EUR 25,089,352 BRL 147,087,644 Citibank NA 09/18/24 894,709
EUR 3,423,430 PLN 14,800,000 Deutsche Bank AG 09/18/24 7,514
EUR 69,644,058 USD 74,705,092 Bank of America NA 09/18/24 167,145
EUR 52,619,961 USD 56,536,780 BNP Paribas SA 09/18/24 33,361
INR 2,932,360,068 USD 34,995,078 BNP Paribas SA 09/18/24 86,045
MXN 8,363,386 JPY 70,904,694 Goldman Sachs International 09/18/24 5,425
MXN 246,459,934 USD 13,043,810 Royal Bank of Canada 09/18/24 261,843
MYR 70,300,000 USD 14,932,665 Goldman Sachs International 09/18/24 1,280
NOK 689,110,000 SEK 674,008,843 UBS AG 09/18/24 817,288
PLN 14,800,000 EUR 3,378,028 UBS AG 09/18/24 41,296
USD 3,800,000 AUD 5,660,260 HSBC Bank plc 09/18/24 16,266
USD 1,824,830 AUD 2,729,000 State Street Bank and Trust Co. 09/18/24 566
USD 5,186,606 BRL 28,292,000 Goldman Sachs International 09/18/24 170,538
USD 16,722,332 BRL 90,696,912 HSBC Bank plc 09/18/24 642,102
USD 5,750,000 CAD 7,850,129 HSBC Bank plc 09/18/24 961
USD 244,639,407 CHF 216,770,844 Barclays Bank plc 09/18/24 1,038,200
USD 4,400,000 CHF 3,903,913 BNP Paribas SA 09/18/24 12,888
USD 1,500,000 CHF 1,322,948 Deutsche Bank AG 09/18/24 13,307
USD 1,000,000 CHF 886,083 Goldman Sachs International 09/18/24 4,244
USD 2,716,327 CNY 19,312,000 BNP Paribas SA 09/18/24 54,790
USD 4,722,633,390 EUR 4,386,655,090 BNP Paribas SA 09/18/24 6,672,103
USD 58,532,226 EUR 53,903,942 Credit Agricole Corporate & Investment Bank SA 09/18/24 581,715
USD 309,571,002 EUR 286,588,421 Deutsche Bank AG 09/18/24 1,468,388
USD 86,753,316 EUR 80,566,000 HSBC Bank plc 09/18/24 139,226
USD 18,005,109 EUR 16,723,000 JPMorgan Chase Bank NA 09/18/24 26,713
USD 47,389,095 EUR 44,054,000 Morgan Stanley & Co. International plc 09/18/24 27,961
USD 7,203,872 EUR 6,696,000 Natwest Markets plc 09/18/24 5,203
USD 378,950,216 EUR 350,352,322 Nomura International plc 09/18/24 2,296,945
USD 4,127,383 EUR 3,800,000 Standard Chartered Bank 09/18/24 42,117

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,066,144,424 EUR 2,848,944,910 Toronto Dominion Bank 09/18/24 $ 3,329,220
USD 2,600,000 GBP 2,043,244 BNP Paribas SA 09/18/24 15,616
USD 160,984,146 GBP 126,720,255 Citibank NA 09/18/24 702,893
USD 36,554,372 GBP 28,608,390 Deutsche Bank AG 09/18/24 369,243
USD 423,745,640 GBP 334,150,000 Goldman Sachs International 09/18/24 1,098,285
USD 453,432,217 GBP 357,365,000 HSBC Bank plc 09/18/24 1,421,527
USD 562,369,858 GBP 443,600,095 JPMorgan Chase Bank NA 09/18/24 1,285,294
USD 28,402,485 GBP 22,122,000 Natwest Markets plc 09/18/24 421,624
USD 7,098,077 GBP 5,546,909 Royal Bank of Canada 09/18/24 82,107
USD 402,923,074 GBP 317,680,000 Standard Chartered Bank 09/18/24 1,107,686
USD 377,323 IDR 6,154,892,776 Barclays Bank plc 09/18/24 1,665
USD 15,351,829 IDR 250,196,427,113 Morgan Stanley & Co. International plc 09/18/24 81,340
USD 1,500,000 JPY 232,440,360 Deutsche Bank AG 09/18/24 37,625
USD 175,817,703 JPY 27,237,968,647 HSBC Bank plc 09/18/24 4,452,829
USD 2,600,000 JPY 399,324,770 JPMorgan Chase Bank NA 09/18/24 87,689
USD 167,569,083 JPY 26,114,673,000 Royal Bank of Canada 09/18/24 3,271,308
USD 4,207,681 MXN 76,389,787 JPMorgan Chase Bank NA 09/18/24 83,619
USD 3,050,000 NZD 4,905,895 Toronto Dominion Bank 09/18/24 61,855
USD 8,350,000 SEK 87,397,396 BNP Paribas SA 09/18/24 70,486
USD 28,505,000 SEK 292,343,535 Natwest Markets plc 09/18/24 810,097
USD 3,246,559 SGD 4,380,000 State Street Bank and Trust Co. 09/18/24 4,323
USD 15,897,000 ZAR 289,357,194 Goldman Sachs International 09/18/24 88,652
USD 12,550,000 ZAR 228,446,395 HSBC Bank plc 09/18/24 69,370
USD 8,411,000 ZAR 153,811,520 JPMorgan Chase Bank NA 09/18/24 7,870
ZAR 154,666,063 USD 8,357,455 Goldman Sachs International 09/18/24 92,361
ZAR 93,049,031 USD 5,018,880 JPMorgan Chase Bank NA 09/18/24 64,634
ZAR 393,337,348 USD 21,174,109 Nomura International plc 09/18/24 314,950
AUD 381,000 USD 254,350 Citibank NA 09/19/24 344
AUD 1,800,000 USD 1,198,341 Morgan Stanley & Co. International plc 09/19/24 4,938
AUD 1,400,000 USD 928,907 Natwest Markets plc 09/19/24 6,976
THB 541,000,000 USD 14,741,144 Citibank NA 09/19/24 97,596
USD 4,418,258 AUD 6,600,000 HSBC Bank plc 09/19/24 6,236
USD 13,939,013 CNY 100,403,000 BNP Paribas SA 09/19/24 100,484
USD 71,123,500 CNY 513,088,840 Royal Bank of Canada 09/19/24 404,551
USD 3,106,221 CNY 22,020,000 Standard Chartered Bank 09/19/24 71,208
USD 53,083,346 CNY 383,032,141 State Street Bank and Trust Co. 09/19/24 290,090
USD 18,458,882 EUR 17,050,000 BNP Paribas SA 09/19/24 128,077
USD 4,305,479 EUR 4,000,000 Deutsche Bank AG 09/19/24 4,997
USD 449,241 HKD 3,500,000 BNP Paribas SA 09/19/24 35
USD 7,736,533 HKD 60,254,000 UBS AG 09/19/24 3,264
USD 112,328,504 JPY 17,233,461,627 Citibank NA 09/19/24 3,890,221
USD 15,083,055 JPY 2,314,181,000 HSBC Bank plc 09/19/24 521,511
USD 45,312,345 JPY 6,911,242,901 Morgan Stanley & Co. International plc 09/19/24 1,824,663
USD 56,951,459 KRW 77,435,939,000 BNP Paribas SA 09/19/24 595,673
USD 19,398,995 MYR 90,700,000 Morgan Stanley & Co. International plc 09/19/24 130,284
USD 37,271,812 MYR 174,037,000 Royal Bank of Canada 09/19/24 298,619
USD 3,273,315 PHP 187,921,000 BNP Paribas SA 09/19/24 59,673
USD 9,825,296 SGD 13,200,000 Bank of America NA 09/19/24 53,739
USD 20,176,713 SGD 27,019,000 Citibank NA 09/19/24 175,372
USD 26,480,344 SGD 35,500,000 HSBC Bank plc 09/19/24 200,779
USD 53,195,877 THB 1,916,756,000 Bank of America NA 09/19/24 622,413
USD 113,474,951 THB 4,097,467,000 Citibank NA 09/19/24 1,088,171
USD 14,519,541 THB 525,680,000 HSBC Bank plc 09/19/24 101,004
USD 14,990,236 TWD 483,600,000 Goldman Sachs International 09/19/24 69,291
TRY 1,701,049,921 USD 44,198,691 UBS AG 09/25/24 3,256,322
USD 11,041,185 EUR 10,252,033 JPMorgan Chase Bank NA 10/01/24 12,732
USD 12,334,610 EUR 11,453,227 Natwest Markets plc 10/01/24 13,991
USD 55,073,152 BRL 286,931,122 JPMorgan Chase Bank NA 10/02/24 4,281,239
USD 36,328,787 BRL 184,681,024 Morgan Stanley & Co. International plc 10/02/24 3,636,962
USD 55,540,895 CNY 399,900,000 Citibank NA 10/16/24 305,087
USD 18,583,035 CNY 132,780,000 Royal Bank of Canada 10/16/24 242,924
TRY 284,796,068 USD 7,596,000 BNP Paribas SA 10/23/24 132,550
TRY 282,863,775 USD 7,545,046 Citibank NA 10/23/24 131,067

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TRY 632,320,784 USD 17,057,480 UBS AG 10/23/24 $ 101,896
USD 53,710,639 MXN 944,679,528 Bank of America NA 10/24/24 2,996,305
TRY 421,670,232 USD 11,367,000 Barclays Bank plc 10/28/24 18,982
TRY 707,889,525 USD 18,991,000 Citibank NA 10/28/24 123,504
USD 146,900,000 HKD 1,143,102,350 UBS AG 11/01/24 61,270
USD 146,900,000 HKD 1,142,439,831 UBS AG 11/05/24 135,080
TRY 344,685,936 USD 8,608,882 Barclays Bank plc 12/04/24 353,928
TRY 687,081,600 USD 17,631,084 Goldman Sachs International 12/04/24 234,982
TRY 648,692,000 USD 15,166,064 BNP Paribas SA 12/06/24 1,666,722
TRY 609,454,000 USD 14,673,263 UBS AG 12/06/24 1,141,343
USD 35,546,000 CNY 249,070,822 Morgan Stanley & Co. International plc 01/27/25 885,499
HKD 804,026,372 USD 103,550,263 HSBC Bank plc 05/16/25 73,090
USD 83,550,263 HKD 648,007,485 Deutsche Bank AG 05/16/25 34,709
USD 20,000,000 HKD 155,110,000 JPMorgan Chase Bank NA 05/16/25 9,340
USD 115,535,045 KRW 152,458,890,000 Citibank NA 05/20/25 3,014,438
HKD 648,583,982 USD 83,550,263 HSBC Bank plc 05/29/25 54,809
USD 83,550,263 HKD 647,815,319 Bank of America NA 05/29/25 44,274
124,218,571
BRL 182,535,403 USD 34,000,000 BNP Paribas SA 07/02/24 (1,346,667)
BRL 27,699,101 USD 5,015,500 Citibank NA 07/02/24 (60,472)
BRL 116,378,528 USD 22,589,000 HSBC Bank plc 07/02/24 (1,770,316)
EUR 10,252,033 USD 10,993,132 JPMorgan Chase Bank NA 07/02/24 (13,718)
EUR 11,453,227 USD 12,280,929 Natwest Markets plc 07/02/24 (15,096)
USD 617,192 EUR 576,754 Deutsche Bank AG 07/02/24 (482)
USD 6,036,621 ZAR 110,629,328 BNP Paribas SA 07/02/24 (44,002)
USD 84,282,381 ZAR 1,587,221,830 Citibank NA 07/02/24 (2,957,567)
USD 19,228,294 ZAR 356,958,050 State Street Bank and Trust Co. 07/02/24 (391,523)
ZAR 223,395,019 USD 12,348,718 Bank of America NA 07/02/24 (70,050)
GBP 15,736,508 EUR 18,665,173 UBS AG 07/12/24 (105,139)
NZD 11,604,130 GBP 5,604,284 UBS AG 07/12/24 (16,738)
SEK 71,218,564 NOK 72,070,847 UBS AG 07/12/24 (29,259)
BRL 251,626,050 USD 46,612,954 JPMorgan Chase Bank NA 07/17/24 (1,678,876)
COP 46,103,607,599 USD 11,935,309 JPMorgan Chase Bank NA 07/17/24 (861,591)
CZK 358,238,645 USD 15,570,333 UBS AG 07/17/24 (250,978)
EUR 12,289,288 USD 13,174,596 Bank of America NA 07/17/24 (3,943)
EUR 5,415,508 USD 5,823,509 Morgan Stanley & Co. International plc 07/17/24 (19,612)
IDR 576,432,483,498 USD 35,350,943 BNP Paribas SA 07/17/24 (113,625)
IDR 544,830,424,731 USD 33,388,309 Deutsche Bank AG 07/17/24 (82,825)
IDR 162,741,555,439 USD 9,986,595 JPMorgan Chase Bank NA 07/17/24 (38,204)
IDR 440,236,009,311 USD 27,162,487 Standard Chartered Bank 07/17/24 (250,860)
PEN 25,715,513 USD 6,811,515 Citibank NA 07/17/24 (120,839)
PEN 15,652,786 USD 4,159,103 Deutsche Bank AG 07/17/24 (86,552)
PEN 19,099,752 USD 4,995,358 Standard Chartered Bank 07/17/24 (25,974)
USD 76,157,249 MXN 1,416,330,421 Barclays Bank plc 07/17/24 (1,079,880)
USD 15,972,134 ZAR 292,249,144 Canadian Imperial Bank of Commerce 07/17/24 (72,772)
USD 29,065,780 ZAR 532,443,496 State Street Bank and Trust Co. 07/17/24 (166,148)
USD 2,420,733 ZAR 44,260,150 UBS AG 07/17/24 (9,214)
ZAR 140,281,534 USD 7,789,107 Deutsche Bank AG 07/17/24 (87,445)
COP 71,591,985,000 USD 18,267,922 Toronto Dominion Bank 07/18/24 (1,075,035)
PEN 101,079,399 USD 26,436,354 Standard Chartered Bank 07/18/24 (137,490)
USD 7,596,000 TRY 257,678,348 BNP Paribas SA 07/22/24 (121,835)
USD 7,545,046 TRY 255,814,785 Citibank NA 07/22/24 (116,972)
USD 52,175,978 EUR 48,857,576 Deutsche Bank AG 07/24/24 (203,692)
USD 6,931,000 TRY 234,303,841 Barclays Bank plc 07/25/24 (62,558)
BRL 556,778,916 USD 101,912,565 Barclays Bank plc 07/26/24 (2,599,707)
CLP 36,245,575,957 USD 38,704,471 Societe Generale SA 07/26/24 (195,395)
CNY 234,341,517 USD 32,973,339 Citibank NA 07/26/24 (808,441)
CNY 80,068,231 USD 11,013,301 Deutsche Bank AG 07/26/24 (23,415)
COP 94,482,504,000 USD 22,734,000 BNP Paribas SA 07/26/24 (75,112)
COP 93,912,078,000 USD 22,717,000 Standard Chartered Bank 07/26/24 (194,911)
CZK 947,009,128 USD 40,627,152 Natwest Markets plc 07/26/24 (122,824)
EUR 108,913 HUF 43,394,836 Nomura International plc 07/26/24 (776)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 26,364,000 PLN 114,250,345 UBS AG 07/26/24 $ (106,052)
GBP 8,840,000 USD 11,176,711 Barclays Bank plc 07/26/24 (442)
GBP 35,159,000 USD 44,601,653 Commonwealth Bank of Australia 07/26/24 (150,698)
JPY 1,779,627,104 USD 11,270,000 Commonwealth Bank of Australia 07/26/24 (167,177)
JPY 1,315,553,718 USD 8,313,136 Goldman Sachs International 07/26/24 (105,596)
JPY 1,776,306,754 USD 11,245,000 State Street Bank and Trust Co. 07/26/24 (162,892)
MXN 1,191,919,738 USD 65,272,240 HSBC Bank plc 07/26/24 (367,309)
MYR 115,001,350 USD 24,448,657 Morgan Stanley & Co. International plc 07/26/24 (59,363)
PEN 23,967,714 USD 6,302,152 BNP Paribas SA 07/26/24 (66,282)
PEN 42,616,805 USD 11,165,000 Citibank NA 07/26/24 (77,049)
PLN 45,808,010 USD 11,389,000 BNP Paribas SA 07/26/24 (12,850)
THB 605,741,245 USD 16,546,012 HSBC Bank plc 07/26/24 (6,976)
USD 35,309,000 COP 148,117,371,010 Morgan Stanley & Co. International plc 07/26/24 (212,656)
USD 10,355,219 EUR 9,676,304 Deutsche Bank AG 07/26/24 (19,666)
USD 18,817,175 KRW 25,958,292,512 BNP Paribas SA 07/26/24 (15,929)
USD 26,395,000 MXN 488,719,262 Bank of America NA 07/26/24 (217,773)
USD 21,561,748 MXN 398,824,204 Barclays Bank plc 07/26/24 (155,870)
USD 15,133,000 MXN 280,895,720 Citibank NA 07/26/24 (162,927)
USD 153,542,399 MXN 2,840,498,231 State Street Bank and Trust Co. 07/26/24 (1,134,410)
USD 73,235,412 PLN 296,038,749 Nomura International plc 07/26/24 (284,069)
USD 26,109,724 TRY 887,170,555 Barclays Bank plc 07/26/24 (340,246)
ZAR 276,019,843 EUR 14,200,000 Nomura International plc 07/26/24 (81,935)
ZAR 340,557,167 USD 18,997,000 Barclays Bank plc 07/26/24 (313,065)
ZAR 134,969,508 USD 7,532,000 Standard Chartered Bank 07/26/24 (127,189)
BRL 61,594,905 USD 11,167,500 Goldman Sachs International 08/02/24 (190,373)
USD 55,490,041 COP 233,773,992,821 Morgan Stanley & Co. International plc 08/26/24 (331,916)
USD 68,822,671 ZAR 1,272,210,395 Toronto Dominion Bank 09/03/24 (758,069)
BRL 93,365,804 USD 16,825,699 Citibank NA 09/04/24 (246,038)
AUD 22,740,000 USD 15,237,053 State Street Bank and Trust Co. 09/18/24 (35,968)
BRL 73,788,349 EUR 12,542,000 Citibank NA 09/18/24 (401,124)
BRL 73,460,982 EUR 12,547,352 Morgan Stanley & Co. International plc 09/18/24 (464,919)
BRL 190,647,264 USD 34,890,127 Barclays Bank plc 09/18/24 (1,089,065)
BRL 91,021,994 USD 16,722,332 HSBC Bank plc 09/18/24 (584,466)
CHF 5,234,094 USD 5,900,000 HSBC Bank plc 09/18/24 (18,066)
CHF 14,935,345 USD 16,826,000 JPMorgan Chase Bank NA 09/18/24 (42,064)
EUR 6,779,438 PLN 29,600,000 Deutsche Bank AG 09/18/24 (57,454)
EUR 4,265,590 USD 4,600,000 BNP Paribas SA 09/18/24 (14,192)
EUR 16,723,000 USD 18,036,993 HSBC Bank plc 09/18/24 (58,597)
EUR 2,118,738 USD 2,300,000 Toronto Dominion Bank 09/18/24 (22,209)
GBP 3,202,645 USD 4,100,000 Credit Agricole Corporate & Investment Bank SA 09/18/24 (49,156)
GBP 7,877,000 USD 10,105,956 State Street Bank and Trust Co. 09/18/24 (142,786)
JPY 2,344,000,000 EUR 14,052,752 Deutsche Bank AG 09/18/24 (360,657)
JPY 68,654,742 MXN 8,363,386 Credit Agricole Corporate & Investment Bank SA 09/18/24 (19,581)
JPY 401,964,680 USD 2,600,000 BNP Paribas SA 09/18/24 (71,081)
JPY 395,685,817 USD 2,496,713 HSBC Bank plc 09/18/24 (7,296)
JPY 79,393,450 USD 500,000 Natwest Markets plc 09/18/24 (504)
JPY 2,652,221,259 USD 16,827,000 Nomura International plc 09/18/24 (140,823)
JPY 8,784,018,560 USD 55,305,575 Royal Bank of Canada 09/18/24 (41,827)
JPY 238,089,750 USD 1,500,000 Toronto Dominion Bank 09/18/24 (2,083)
NOK 14,788,097 USD 1,400,000 State Street Bank and Trust Co. 09/18/24 (12,224)
NZD 4,937,602 USD 3,050,000 HSBC Bank plc 09/18/24 (42,542)
SEK 52,759,335 NOK 53,260,000 JPMorgan Chase Bank NA 09/18/24 (29)
SEK 48,521,672 NOK 49,240,000 Societe Generale SA 09/18/24 (24,227)
SEK 52,678,561 NOK 53,260,000 UBS AG 09/18/24 (7,681)
SEK 384,398,055 USD 36,855,000 JPMorgan Chase Bank NA 09/18/24 (439,395)
USD 447,546 AUD 673,000 Deutsche Bank AG 09/18/24 (2,337)
USD 44,379,947 AUD 67,045,000 State Street Bank and Trust Co. 09/18/24 (437,852)
USD 2,017,549 AUD 3,033,000 Westpac Banking Corp. 09/18/24 (9,931)
USD 750,000 CAD 1,024,589 Deutsche Bank AG 09/18/24 (358)
USD 75,582,482 EUR 70,417,237 Citibank NA 09/18/24 (120,977)
USD 53,054,885 EUR 49,431,000 Commonwealth Bank of Australia 09/18/24 (86,900)
USD 1,078,708 EUR 1,005,000 Deutsche Bank AG 09/18/24 (1,737)
USD 122,382,607 EUR 114,155,000 Natwest Markets plc 09/18/24 (342,009)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,805,783 EUR 11,000,000 Westpac Banking Corp. 09/18/24 $ (19,987)
USD 18,955,836 GBP 14,987,000 State Street Bank and Trust Co. 09/18/24 (369)
USD 169,248,741 INR 14,179,913,394 Credit Agricole Corporate & Investment Bank SA 09/18/24 (391,845)
USD 18,383,231 INR 1,540,000,000 JPMorgan Chase Bank NA 09/18/24 (40,471)
USD 25,084,246 MXN 473,999,789 Royal Bank of Canada 09/18/24 (505,620)
USD 1,400,000 NOK 14,931,291 BNP Paribas SA 09/18/24 (1,214)
USD 516,602 PHP 30,303,000 BNP Paribas SA 09/18/24 (1,616)
USD 20,912,000 ZAR 383,578,360 JPMorgan Chase Bank NA 09/18/24 (43,899)
USD 8,357,455 ZAR 154,680,173 State Street Bank and Trust Co. 09/18/24 (93,132)
ZAR 152,812,989 USD 8,366,667 HSBC Bank plc 09/18/24 (18,090)
ZAR 289,375,452 USD 15,897,000 JPMorgan Chase Bank NA 09/18/24 (87,654)
AUD 967,000 USD 647,289 JPMorgan Chase Bank NA 09/19/24 (861)
CNY 22,020,000 USD 3,097,700 BNP Paribas SA 09/19/24 (62,687)
IDR 120,360,000,000 USD 7,407,818 BNP Paribas SA 09/19/24 (62,006)
JPY 3,551,953,848 USD 22,392,128 HSBC Bank plc 09/19/24 (42,134)
NZD 5,024,000 USD 3,113,127 Citibank NA 09/19/24 (53,048)
NZD 15,733,000 USD 9,745,272 Royal Bank of Canada 09/19/24 (162,427)
USD 2,842,186 AUD 4,264,000 Citibank NA 09/19/24 (8,248)
USD 1,190,830 AUD 1,790,000 HSBC Bank plc 09/19/24 (5,764)
USD 2,940,217 AUD 4,400,000 JPMorgan Chase Bank NA 09/19/24 (1,131)
USD 13,106,385 AUD 19,714,304 Royal Bank of Canada 09/19/24 (72,395)
USD 8,912,466 EUR 8,300,000 JPMorgan Chase Bank NA 09/19/24 (11,034)
USD 23,598,209 IDR 388,756,896,119 Deutsche Bank AG 09/19/24 (128,402)
USD 41,936,769 IDR 690,656,647,601 JPMorgan Chase Bank NA 09/19/24 (215,388)
USD 3,311,014 NZD 5,509,000 Morgan Stanley & Co. International plc 09/19/24 (44,474)
USD 14,488,898 PHP 850,107,062 Citibank NA 09/19/24 (48,803)
USD 7,443,774 THB 271,400,000 HSBC Bank plc 09/19/24 (282)
USD 15,505,391 TRY 560,861,000 Barclays Bank plc 09/25/24 (141,220)
CNY 67,490,000 USD 9,372,201 BNP Paribas SA 10/16/24 (50,209)
COP 427,639,359,000 USD 102,801,450 BNP Paribas SA 10/23/24 (1,564,673)
USD 18,421,760 TRY 690,631,800 Citibank NA 10/23/24 (320,010)
HKD 1,142,514,750 USD 146,900,000 UBS AG 11/01/24 (136,751)
HKD 1,143,102,350 USD 146,900,000 HSBC Bank plc 11/05/24 (49,969)
KRW 152,458,890,000 USD 114,415,677 Citibank NA 11/20/24 (3,054,215)
TRY 113,368,464 USD 2,954,612 Goldman Sachs International 12/04/24 (6,711)
USD 28,888,396 TRY 1,145,136,000 UBS AG 12/04/24 (888,376)
USD 31,996,063 TRY 1,258,146,000 Barclays Bank plc 12/06/24 (651,330)
CNY 248,466,540 USD 35,546,000 Morgan Stanley & Co. International plc 01/27/25 (969,590)
COP 173,517,400,148 USD 43,619,256 Citibank NA 02/21/25 (3,225,100)
COP 216,233,070,000 USD 52,129,476 HSBC Bank plc 02/24/25 (1,812,690)
USD 106,187,173 HKD 825,000,000 HSBC Bank plc 03/19/25 (49,988)
(43,579,277)
$ 80,639,294
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 07/03/24 ZAR 20.00 ZAR 20.00 USD 4,111 $ 1,122
USD Currency ............... Up and Out Royal Bank of Canada 07/30/24 JPY 161.50 JPY 168.00 USD 28,694 116,466
EUR Currency ............... Up and Out HSBC Bank plc 08/09/24 USD 1.08 USD 1.11 EUR 83,191 207,134
USD Currency ............... One-Touch Barclays Bank plc 10/23/24 CNH 7.50 CNH 7.50 USD 5,454 377,982
USD Currency ............... One-Touch HSBC Bank plc 11/18/24 CNH 7.35 CNH 7.35 USD 2,494 604,992
USD Currency ............... Up and Out HSBC Bank plc 11/27/24 CNH 7.20 CNH 7.40 USD 5,000 19,602
USD Currency ............... One-Touch HSBC Bank plc 03/31/25 CNH 7.35 CNH 7.35 USD 4,150 1,053,777
2,381,075
Put
USD Currency ............... Down and Out Bank of America NA 07/03/24 MXN 17.45 MXN 17.12 USD 26,379 212

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ............... Down and Out Bank of America NA 07/03/24 MXN 17.45 MXN 17.12 USD 26,472 $ 213
USD Currency ............... One-Touch JPMorgan Chase Bank NA 07/03/24 MXN 17.10 MXN 17.10 USD 2,841 1,408
EUR Currency ............... Instant-One-Touch HSBC Bank plc 07/08/24 USD 1.13 USD 1.13 EUR 2,300 1,749
EUR Currency ............... Down and Out
Credit Agricole Corporate
& Investment Bank SA 07/15/24 USD 1.08 USD 1.05 EUR 83,581 293,839
EUR Currency ............... Down and Out UBS AG 07/15/24 USD 1.08 USD 1.06 EUR 83,617 116,337
USD Currency ............... Up and In JPMorgan Chase Bank NA 07/15/24 MXN 18.25 MXN 18.75 USD 57,142 620,692
USD Currency ............... One-Touch Barclays Bank plc 07/22/24 MXN 17.30 MXN 17.30 USD 3,040 105,840
USD Currency ............... Down and Out Bank of America NA 07/24/24 BRL 5.35 BRL 5.22 USD 15,104 9,212
USD Currency ............... Down and Out Bank of America NA 07/24/24 BRL 5.35 BRL 5.22 USD 22,778 13,893
EUR Currency ............... One-Touch Bank of America NA 08/01/24 USD 1.04 USD 1.04 EUR 2,470 194,599
USD Currency ............... One-Touch HSBC Bank plc 08/02/24 MXN 17.10 MXN 17.10 USD 1,672 43,941
EUR Currency ............... One-Touch Bank of America NA 08/05/24 USD 1.04 USD 1.04 EUR 9,630 831,939
EUR Currency ............... One-Touch Bank of America NA 08/12/24 JPY 150.00 JPY 150.00 EUR 5,820 36,019
EUR Currency ............... Down and Out Bank of America NA 08/13/24 PLN 4.31 PLN 4.20 EUR 20,685 85,296
USD Currency ............... One-Touch UBS AG 08/13/24 TRY 32.00 TRY 32.00 USD 753 32,531
EUR Currency ............... One-Touch BNP Paribas SA 08/15/24 USD 1.05 USD 1.05 EUR 5,542 897,590
EUR Currency ............... One-Touch Bank of America NA 08/16/24 PLN 4.20 PLN 4.20 EUR 1,440 104,591
USD Currency ............... Down and Out UBS AG 08/23/24 TRY 35.00 TRY 33.50 USD 18,832 152,705
EUR Currency ............... One-Touch Citibank NA 09/04/24 JPY 145.00 JPY 145.00 EUR 10,410 55,520
EUR Currency ............... Down and Out Bank of America NA 09/26/24 JPY 167.00 JPY 160.00 EUR 5,000 12,502
USD Currency ............... Down and Out UBS AG 09/27/24 TRY 38.50 TRY 36.00 USD 25,938 210,824
USD Currency ............... Down and Out
Goldman Sachs
International 10/08/24 TRY 37.50 TRY 34.00 USD 22,282 574,880
USD Currency ............... Down and Out UBS AG 10/30/24 TRY 35.50 TRY 34.00 USD 33,890 116,759
USD Currency ............... One-Touch UBS AG 11/21/24 TRY 35.00 TRY 35.00 USD 1,839 482,558
USD Currency ............... One-Touch Bank of America NA 12/17/24 TRY 29.25 TRY 29.25 USD 5,744 18,892
EUR Currency ............... One-Touch HSBC Bank plc 12/30/24 USD 0.99 USD 0.99 EUR 8,500 500,669
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 11.50 INR 11.50 CNH 26,461 1,155,504
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/05/25 TRY 30.60 TRY 30.60 USD 4,210 47,790
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 06/12/25 INR 11.50 INR 11.50 CNH 20,158 679,457
7,397,961
$ 9,779,036
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 7,496 07/05/24 USD 553.00 USD 407,947 $ 108,692
Invesco QQQ Trust Series 1 .................... 4,167 07/12/24 USD 490.00 USD 199,645 695,889
CBOE Volatility Index ......................... 2,498 07/17/24 USD 18.00 USD 3,108 78,687
Advanced Micro Devices, Inc. ................... 350 07/19/24 USD 160.00 USD 5,677 258,125
Apple, Inc. ................................ 1,200 07/19/24 USD 220.00 USD 25,274 156,000
Bank of America Corp. ........................ 3,000 07/19/24 USD 41.00 USD 11,931 109,500
Crowdstrike Holdings, Inc. ...................... 250 07/19/24 USD 400.00 USD 9,580 150,000
EOG Resources, Inc. ......................... 1,100 07/19/24 USD 125.00 USD 13,846 341,000
Freeport-McMoRan, Inc. ....................... 2,400 07/19/24 USD 55.00 USD 11,664 34,800
iShares China Large-Cap ETF ................... 28,011 07/19/24 USD 27.00 USD 72,801 686,270
Merck & Co., Inc. ............................ 482 07/19/24 USD 130.00 USD 5,967 61,455
Meta Platforms, Inc. .......................... 100 07/19/24 USD 470.00 USD 5,042 372,750
Micron Technology, Inc. ....................... 700 07/19/24 USD 140.00 USD 9,207 156,800
NVIDIA Corp. .............................. 500 07/19/24 USD 110.00 USD 6,177 743,750
Sabre Corp. ............................... 1,870 07/19/24 USD 4.00 USD 499 5,610
Sabre Corp. ............................... 2,479 07/19/24 USD 3.50 USD 662 9,916
Sabre Corp. ............................... 3,250 07/19/24 USD 4.50 USD 868 11,375
Valero Energy Corp. .......................... 250 07/19/24 USD 185.00 USD 3,919 6,875
Vistra Corp. ............................... 998 07/19/24 USD 110.00 USD 8,581 44,910
Western Digital Corp. ......................... 707 07/19/24 USD 85.00 USD 5,357 21,917
Western Digital Corp. ......................... 2,077 07/19/24 USD 82.50 USD 15,737 103,850
SPDR S&P 500 ETF Trust ...................... 300 07/31/24 USD 555.00 USD 16,327 102,000

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
ConocoPhillips ............................. 1,400 08/16/24 USD 120.00 USD 16,013 $ 217,000
Delta Air Lines, Inc. .......................... 1,581 08/16/24 USD 55.00 USD 7,500 67,193
Freeport-McMoRan, Inc. ....................... 1,301 08/16/24 USD 55.00 USD 6,323 90,420
iShares Biotechnology ETF ..................... 1,701 08/16/24 USD 140.00 USD 23,348 450,765
UniCredit SpA .............................. 300 08/16/24 EUR 37.00 EUR 5,191 120,482
Visa, Inc. ................................. 500 08/16/24 USD 290.00 USD 13,124 38,000
Walmart, Inc. .............................. 1,600 08/16/24 USD 70.00 USD 10,834 184,800
3-mo. SOFR Interest Futures .................... 10,034 09/13/24 USD 95.00 USD 2,508,500 752,550
Carrier Global Corp. .......................... 2,000 09/20/24 USD 67.50 USD 12,616 395,000
Trane Technologies plc ........................ 800 09/20/24 USD 360.00 USD 26,314 620,000
7,196,381
Put
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,150 07/19/24 USD 73.00 USD 8,871 2,875
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,500 07/19/24 USD 75.00 USD 19,285 11,250
iShares Russell 2000 ETF ...................... 600 07/19/24 USD 195.00 USD 12,173 44,100
iShares Russell 2000 ETF ...................... 1,000 07/19/24 USD 190.00 USD 20,289 30,500
Spirit Airlines, Inc. ........................... 1,045 07/19/24 USD 2.00 USD 382 5,225
Spirit Airlines, Inc. ........................... 1,254 07/19/24 USD 2.50 USD 459 3,135
U.S. Treasury 10-Year Note ..................... 810 07/26/24 USD 109.50 USD 81,000 417,656
U.S. Treasury 10-Year Note ..................... 844 07/26/24 USD 107.50 USD 84,400 65,938
iShares iBoxx $ High Yield Corporate Bond ETF ....... 50,001 08/16/24 USD 76.00 USD 385,708 1,075,022
S&P 500 Index ............................. 60 08/16/24 USD 5,300.00 USD 32,763 191,400
Spirit Airlines, Inc. ........................... 837 08/16/24 USD 2.00 USD 306 7,952
U.S. Treasury 10-Year Note ..................... 552 08/23/24 USD 110.00 USD 55,200 595,125
U.S. Treasury 10-Year Note ..................... 694 08/23/24 USD 109.00 USD 69,400 444,594
U.S. Treasury 10-Year Note ..................... 1,692 08/23/24 USD 108.00 USD 169,200 608,063
EURO STOXX 50 Index ....................... 246 09/20/24 EUR 4,750.00 EUR 12,039 200,225
3,703,060
$ 10,899,441
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Bank of America NA — 07/10/24 INR 84.75 USD 84,040 $ 11,580
USD Currency ........... Morgan Stanley & Co. International plc — 07/10/24 COP 4,020.00 USD 30,230 1,042,863
USD Currency ........... UBS AG — 07/15/24 BRL 5.35 USD 37,019 1,687,892
USD Currency ........... Citibank NA — 07/18/24 MXN 18.00 USD 41,775 1,031,899
USD Currency ........... JPMorgan Chase Bank NA — 07/18/24 THB 37.00 USD 41,681 132,602
USD Currency ........... Morgan Stanley & Co. International plc — 07/18/24 MXN 17.50 USD 41,775 1,965,091
USD Currency ........... Bank of America NA — 07/23/24 TRY 39.00 USD 11,141 7,086
USD Currency ........... UBS AG — 07/30/24 JPY 161.00 USD 28,694 206,884
USD Currency ........... Goldman Sachs International — 08/15/24 ZAR 20.80 USD 36,819 34,014
USD Currency ........... Bank of America NA — 08/19/24 INR 85.00 USD 84,440 65,816
USD Currency ........... Bank of America NA — 08/19/24 INR 84.00 USD 84,440 165,429
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 989,382 1,786
USD Currency ........... Morgan Stanley & Co. International plc — 08/28/24 ZAR 19.00 USD 84,130 859,415
USD Currency ........... Barclays Bank plc — 09/11/24 INR 84.00 USD 84,500 246,879
USD Currency ........... JPMorgan Chase Bank NA — 09/24/24 CNH 7.25 USD 37,882 290,541
USD Currency ........... BNP Paribas SA — 09/27/24 INR 84.00 USD 84,990 302,638
USD Currency ........... Morgan Stanley & Co. International plc — 10/18/24 MXN 18.30 USD 37,041 1,429,910
USD Currency ........... HSBC Bank plc — 11/01/24 HKD 7.78 USD 253,100 629,787
USD Currency ........... Bank of America NA — 03/06/26 CNH 7.75 USD 153,169 1,142,602
11,254,714
Put
USD Currency ........... Citibank NA — 07/01/24 ZAR 17.70 USD 55,907 3,761
USD Currency ........... JPMorgan Chase Bank NA — 07/01/24 INR 82.80 USD 253,470 352
USD Currency ........... UBS AG — 07/03/24 MXN 17.15 USD 75,249 64

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Barclays Bank plc — 07/10/24 MXN 18.00 USD 37,638 $ 147,101
USD Currency ........... Morgan Stanley & Co. International plc — 07/10/24 INR 82.75 USD 84,040 10,333
USD Currency ........... Citibank NA — 07/11/24 ZAR 18.38 USD 41,383 690,818
USD Currency ........... Morgan Stanley & Co. International plc — 07/11/24 MXN 18.50 USD 18,826 331,492
USD Currency ........... UBS AG — 07/11/24 ZAR 18.00 USD 30,100 177,770
USD Currency ........... Bank of America NA — 07/18/24 CLP 930.00 USD 37,902 286,729
USD Currency ........... HSBC Bank plc — 07/29/24 MXN 16.30 USD 83,606 1,052
EUR Currency ........... Goldman Sachs International — 07/31/24 JPY 168.00 EUR 50,489 305,488
USD Currency ........... Bank of America NA — 08/01/24 ZAR 18.30 USD 41,802 785,443
EUR Currency ........... JPMorgan Chase Bank NA — 08/02/24 USD 1.08 EUR 2,000 24,693
USD Currency ........... JPMorgan Chase Bank NA — 08/05/24 BRL 5.25 USD 21,362 25,764
USD Currency ........... Barclays Bank plc — 08/06/24 TRY 33.50 USD 22,650 219,853
USD Currency ........... UBS AG — 08/14/24 TRY 34.00 USD 26,276 410,220
USD Currency ........... Goldman Sachs International — 08/15/24 ZAR 18.20 USD 36,819 678,545
USD Currency ........... Deutsche Bank AG — 08/16/24 JPY 154.60 USD 15,000 62,984
EUR Currency ........... UBS AG — 09/18/24 USD 1.05 EUR 204,951 1,040,461
S&P 500 Index .......... Citibank NA 25,910 09/20/24 USD 5,200.00 USD 141,481 1,345,101
USD Currency ........... Goldman Sachs International — 12/06/24 TRY 42.50 USD 22,110 2,773,617
9,321,641
$ 20,576,355
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction. Call
on Koei Tecmo Holdings Co. Ltd. convertible
corporate bond. Exercise price or rate is 6-mo.
TIBOR plus 60.00 Nomura International plc 1,500,000,000 12/04/24 JPY 1,500,000 $ 1
Asset Swapped Convertible Option Transaction.
Call on LINK Ltd. convertible corporate bond.
Exercise price or rate is 3-mo. HIBOR plus
110.00 HSBC Bank plc 140,000,000 12/12/25 HKD 140,000 122,463
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1.29 (Fixed
Spread) Nomura International plc 720,000,000 03/31/26 JPY 720,000 446,512
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 256,008
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 110.00 Nomura International plc 500,000,000 11/27/28 JPY 500,000 506,652
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 1,012,813
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 241,170
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 125.00 Nomura International plc 500,000,000 11/26/30 JPY 500,000 741,838
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 777,796
$ 4,105,253

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Worst-of Options Purchased
Description Counterparty
Expiration
Date
Notional
Amount (000) Value
EUR/USD 1.09 Strike/Put, USD/MXN 17.39 Strike/
Put, USD/BRL 5.19 Strike/Put
(a)
.......... Citibank NA 09/03/24 USD 209,083 $ 28,795
(a)
Composed of multiple options. Only the worst performing (least performing) option can be exercised at expiration.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 EUR 55.00 EUR 500,000 $ 2,619,596
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 EUR 55.00 EUR 58,740 307,750
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 EUR 55.00 EUR 58,740 307,750
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 EUR 70.00 EUR 500,000 1,068,654
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 EUR 70.00 EUR 58,740 125,546
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 EUR 70.00 EUR 406,565 308,682
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 EUR 70.00 EUR 406,565 308,682
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 07/17/24 USD 104.50 USD 29,115 33,115
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly BNP Paribas SA 07/17/24 USD 105.00 USD 33,270 50,381
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 EUR 325.00 EUR 41,595 286,257
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 EUR 350.00 EUR 58,290 201,063
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly BNP Paribas SA 08/21/24 EUR 475.00 EUR 31,205 48,859
$ 5,666,335
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.35% Annual Citibank NA 07/18/24 4 .35 % USD 224,700 $ 149,200
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.00% Annual Barclays Bank plc 08/23/24 4 .00 GBP 268,610 237,344
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination Barclays Bank plc 10/16/24 4 .54 USD 1,193,079 1,554,648
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination
Goldman Sachs
International 10/16/24 4 .54 USD 598,136 779,404
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Citibank NA 10/23/24 3 .75 USD 391,124 5,249,448
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4 .00 USD 800,722 1,859,865

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
JPMorgan Chase
Bank NA 12/17/24 3 .60 % USD 497,271 $ 3,971,659
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 499,290 2,476,303
3-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 3.30% Semi-Annual Barclays Bank plc 02/10/25 3 .30 AUD 190,900 151,981
3-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 3.30% Semi-Annual
JPMorgan Chase
Bank NA 02/10/25 3 .30 AUD 150,800 120,057
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Deutsche Bank AG 05/24/27 3 .91 USD 93,822 5,073,054
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.99% Annual Deutsche Bank AG 05/28/27 3 .99 USD 52,220 3,011,978
24,634,941
Put
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4 .43 USD 101,759 495,705
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1 .00 JPY 99,859,946 274,732
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Deutsche Bank AG 05/24/27 3 .91 USD 93,822 4,456,175
10-Year Interest Rate Swap
(a)
3.99% Annual 1-day SOFR Annual Deutsche Bank AG 05/28/27 3 .99 USD 52,220 2,345,392
7,572,004
$ 32,206,945
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 11/18/24 CNH 7.58 CNH 7.58 USD 2,494 $ (138,740)
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 12.50 INR 12.50 CNH 13,231 (106,848)
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 06/12/25 INR 12.00 INR 12.00 CNH 8,450 (486,925)
(732,513)
Put
EUR Currency ............... One-Touch BNP Paribas SA 08/05/24 USD 1.04 USD 1.04 EUR 9,630 (831,939)
EUR Currency ............... One-Touch Barclays Bank plc 08/12/24 JPY 150.00 JPY 150.00 EUR 5,820 (36,019)
EUR Currency ............... One-Touch HSBC Bank plc 09/04/24 JPY 145.00 JPY 145.00 EUR 10,410 (55,520)
USD Currency ............... One-Touch
Goldman Sachs
International 05/23/25 CNH 7.10 CNH 7.10 USD 2,535 (1,168,512)
(2,091,990)
$ (2,824,503)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust Series 1 ..................... 4,167 07/12/24 USD 500.00 USD 199,645 $ (122,927)
CBOE Volatility Index .......................... 2,498 07/17/24 USD 35.00 USD 3,108 (19,984)
iShares China Large-Cap ETF .................... 28,011 07/19/24 USD 29.00 USD 72,801 (98,039)
Lam Research Corp. .......................... 100 07/19/24 USD 1,000.00 USD 10,649 (796,750)
Las Vegas Sands Corp. ........................ 1,000 07/19/24 USD 52.50 USD 4,425 (10,500)
Meta Platforms, Inc. ........................... 100 07/19/24 USD 540.00 USD 5,042 (28,100)
Micron Technology, Inc. ........................ 700 07/19/24 USD 155.00 USD 9,207 (36,400)
NVIDIA Corp. ............................... 500 07/19/24 USD 130.00 USD 6,177 (160,000)
Salesforce, Inc. .............................. 400 07/19/24 USD 310.00 USD 10,284 (4,400)
United States Steel Corp. ....................... 2,509 07/19/24 USD 39.00 USD 9,484 (215,774)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ......................... 500 07/19/24 USD 115.00 USD 4,965 $ (5,750)
Western Digital Corp. .......................... 2,784 07/19/24 USD 95.00 USD 21,094 (13,920)
SPDR S&P 500 ETF Trust ....................... 300 07/31/24 USD 565.00 USD 16,327 (29,100)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 25,000 08/16/24 USD 78.00 USD 192,850 (275,000)
Walmart, Inc. ............................... 1,600 08/16/24 USD 75.00 USD 10,834 (40,000)
U.S. Treasury 10-Year Note ...................... 846 08/23/24 USD 112.00 USD 84,600 (330,469)
3-mo. SOFR Interest Futures ..................... 10,034 09/13/24 USD 95.50 USD 2,508,500 (376,275)
(2,563,388)
Put
Apple, Inc. ................................. 1,200 07/19/24 USD 205.00 USD 25,274 (178,800)
Bank of America Corp. ......................... 1,500 07/19/24 USD 36.00 USD 5,966 (14,250)
Crowdstrike Holdings, Inc. ....................... 250 07/19/24 USD 340.00 USD 9,580 (24,625)
EOG Resources, Inc. .......................... 1,100 07/19/24 USD 110.00 USD 13,846 (19,250)
Freeport-McMoRan, Inc. ........................ 2,400 07/19/24 USD 45.00 USD 11,664 (74,400)
iShares Russell 2000 ETF ....................... 600 07/19/24 USD 175.00 USD 12,173 (3,900)
iShares Russell 2000 ETF ....................... 1,000 07/19/24 USD 170.00 USD 20,289 (4,500)
Valero Energy Corp. ........................... 250 07/19/24 USD 150.00 USD 3,919 (38,750)
U.S. Treasury 10-Year Note ...................... 810 07/26/24 USD 108.50 USD 81,000 (177,188)
ConocoPhillips .............................. 1,400 08/16/24 USD 105.00 USD 16,013 (117,600)
Delta Air Lines, Inc. ........................... 1,581 08/16/24 USD 45.00 USD 7,500 (220,550)
Freeport-McMoRan, Inc. ........................ 1,301 08/16/24 USD 45.00 USD 6,323 (131,401)
iShares Biotechnology ETF ...................... 1,701 08/16/24 USD 130.00 USD 23,348 (157,343)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 44,751 08/16/24 USD 74.00 USD 345,209 (626,514)
S&P 500 Index .............................. 60 08/16/24 USD 5,100.00 USD 32,763 (83,400)
UniCredit SpA ............................... 300 08/16/24 EUR 31.00 EUR 5,191 (88,353)
Visa, Inc. .................................. 500 08/16/24 USD 255.00 USD 13,124 (212,500)
U.S. Treasury 10-Year Note ...................... 835 08/23/24 USD 108.50 USD 83,500 (404,453)
U.S. Treasury 10-Year Note ...................... 1,042 08/23/24 USD 107.50 USD 104,200 (276,781)
U.S. Treasury 10-Year Note ...................... 2,538 08/23/24 USD 106.00 USD 253,800 (277,594)
Carrier Global Corp. ........................... 2,000 09/20/24 USD 57.50 USD 12,616 (220,000)
EURO STOXX 50 Index ........................ 246 09/20/24 EUR 4,400.00 EUR 12,039 (86,940)
Trane Technologies plc ......................... 800 09/20/24 USD 310.00 USD 26,314 (576,000)
(4,015,092)
$ (6,578,480)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Goldman Sachs International 07/02/24 ZAR 18.25 USD 50,200 $ (256,618)
USD Currency ............................. Barclays Bank plc 07/03/24 BRL 5.15 USD 3,678 (291,944)
USD Currency ............................. Barclays Bank plc 07/03/24 BRL 5.15 USD 7,379 (585,662)
USD Currency ............................. Bank of America NA 07/10/24 INR 84.75 USD 84,040 (11,580)
USD Currency ............................. Barclays Bank plc 07/10/24 MXN 19.10 USD 18,819 (41,724)
USD Currency ............................. Deutsche Bank AG 07/15/24 BRL 5.35 USD 18,457 (841,541)
USD Currency ............................. Deutsche Bank AG 07/15/24 BRL 5.35 USD 18,562 (846,351)
USD Currency ............................. Citibank NA 07/18/24 MXN 17.50 USD 41,775 (1,965,091)
USD Currency ............................. Morgan Stanley & Co. International plc 07/18/24 MXN 18.00 USD 41,775 (1,031,899)
USD Currency ............................. Goldman Sachs International 07/23/24 TRY 39.00 USD 11,141 (7,086)
USD Currency ............................. UBS AG 07/30/24 JPY 165.00 USD 57,388 (107,889)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.50 USD 5,016 (148,763)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.50 USD 5,666 (168,043)
USD Currency ............................. UBS AG 08/14/24 TRY 37.00 USD 7,508 (48,312)
USD Currency ............................. UBS AG 08/14/24 TRY 37.00 USD 11,261 (72,462)
USD Currency ............................. Goldman Sachs International 08/15/24 ZAR 20.80 USD 36,819 (34,014)
USD Currency ............................. Bank of America NA 08/19/24 CLP 1,000.00 USD 37,902 (178,257)
USD Currency ............................. Bank of America NA 08/19/24 INR 85.00 USD 84,440 (65,816)
USD Currency ............................. Morgan Stanley & Co. International plc 08/28/24 ZAR 19.65 USD 126,194 (618,052)
USD Currency ............................. Barclays Bank plc 09/11/24 INR 85.00 USD 84,500 (110,173)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. JPMorgan Chase Bank NA 09/24/24 CNH 7.35 USD 22,656 $ (64,656)
USD Currency ............................. JPMorgan Chase Bank NA 09/24/24 CNH 7.35 USD 34,167 (97,506)
USD Currency ............................. Bank of America NA 09/27/24 TRY 38.00 USD 8,356 (165,038)
USD Currency ............................. BNP Paribas SA 09/27/24 INR 85.00 USD 127,490 (205,394)
USD Currency ............................. HSBC Bank plc 11/01/24 HKD 7.84 USD 253,100 (75,685)
USD Currency ............................. HSBC Bank plc 03/31/25 CNH 7.35 USD 83,000 (776,687)
USD Currency ............................. Goldman Sachs International 05/23/25 CNH 7.35 USD 101,402 (1,068,871)
–
(9,885,114)
–
Put
USD Currency ............................. Bank of America NA 07/01/24 INR 82.80 USD 253,470 (352)
USD Currency ............................. Goldman Sachs International 07/01/24 ZAR 17.70 USD 55,907 (3,762)
USD Currency ............................. Goldman Sachs International 07/02/24 ZAR 18.10 USD 25,240 (93,716)
USD Currency ............................. Bank of America NA 07/10/24 INR 82.75 USD 84,040 (10,333)
USD Currency ............................. Citibank NA 07/11/24 ZAR 18.00 USD 60,200 (355,541)
EUR Currency ............................. Goldman Sachs International 07/31/24 JPY 163.00 EUR 50,489 (97,854)
USD Currency ............................. Bank of America NA 08/01/24 ZAR 17.70 USD 83,603 (447,553)
EUR Currency ............................. JPMorgan Chase Bank NA 08/02/24 USD 1.05 EUR 3,000 (7,508)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.10 USD 21,362 (5,771)
USD Currency ............................. Goldman Sachs International 08/15/24 ZAR 18.20 USD 36,819 (678,545)
USD Currency ............................. Bank of America NA 08/19/24 INR 83.00 USD 84,440 (108,255)
USD Currency ............................. Morgan Stanley & Co. International plc 08/28/24 ZAR 17.70 USD 25,239 (235,727)
USD Currency ............................. Barclays Bank plc 09/11/24 INR 83.00 USD 84,500 (155,140)
EUR Currency ............................. UBS AG 09/18/24 USD 1.02 EUR 204,951 (348,513)
USD Currency ............................. Morgan Stanley & Co. International plc 10/18/24 MXN 17.00 USD 18,521 (48,679)
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 33,164 (2,834,140)
–
(5,431,389)
–
$ (15,316,503)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 60.00 EUR 500,000 $ (1,919,711)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 60.00 EUR 58,740 (225,528)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 60.00 EUR 58,740 (225,528)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 65.00 EUR 500,000 (1,418,691)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 65.00 EUR 58,740 (166,668)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 65.00 EUR 58,740 (166,668)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 42.V1 5 .00 Quarterly Bank of America NA 07/17/24 B+ USD 101.00 USD 29,115 (12,457)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 42.V1 5 .00 Quarterly BNP Paribas SA 07/17/24 B+ USD 102.00 USD 33,270 (17,145)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 07/17/24 BB- EUR 400.00 EUR 58,290 $ (76,467)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 BB- EUR 425.00 EUR 41,595 (39,258)
$ (4,268,121)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 3.85% Annual 1-day SOFR Annual Citibank NA 07/18/24 3 .85 % USD 224,700 $ (4,729)
2-Year Interest Rate Swap
(a)
. 3.50% Annual 1-day SONIA Annual Barclays Bank plc 08/23/24 3 .50 GBP 268,610 (39,297)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination Barclays Bank plc 10/16/24 3 .84 USD 1,193,079 (333,364)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination
Goldman Sachs
International 10/16/24 3 .84 USD 598,136 (167,128)
10-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual Citibank NA 10/23/24 3 .15 USD 391,124 (1,043,664)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3 .30 USD 800,722 (448,965)
5-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 3 .20 USD 497,271 (1,894,273)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2 .25 USD 499,290 (521,319)
3-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 3-mo. BBR Quarterly Barclays Bank plc 02/10/25 2 .50 AUD 381,800 (48,325)
3-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 3-mo. BBR Quarterly
JPMorgan Chase
Bank NA 02/10/25 2 .50 AUD 301,600 (38,174)
10-Year Interest Rate Swap
(a)
3.95% Annual 1-day SOFR Annual Deutsche Bank AG 05/08/26 3 .95 USD 141,405 (6,942,414)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3 .98 USD 313,921 (15,892,709)
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 05/14/26 3 .93 USD 29,720 (1,441,075)
10-Year Interest Rate Swap
(a)
3.84% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 86,910 (3,888,129)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 05/18/26 3 .87 USD 106,226 (4,887,165)
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Bank of America NA 05/22/26 3 .91 USD 127,341 (6,073,718)
(43,664,448)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.35% Annual
Morgan Stanley & Co.
International plc 07/01/24 4 .35 USD 388,174 (524)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual Citibank NA 07/02/24 4 .40 USD 194,280 (239)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.17% Annual Citibank NA 07/18/24 4 .17 USD 174,769 (367,699)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.37% Annual Deutsche Bank AG 07/18/24 4 .37 USD 980,525 (3,703,616)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.75% Annual Bank of America NA 09/12/24 2 .75 EUR 41,620 (385,339)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Goldman Sachs
International 09/13/24 4 .60 USD 590,456 (1,111,292)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5 .10 USD 854,774 (361,523)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1 .50 JPY 99,859,946 (55,556)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5 .00 USD 994,510 (788,396)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
JPMorgan Chase
Bank NA 12/17/24 4 .50 USD 497,271 (2,181,991)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.87% Annual Barclays Bank plc 01/29/25 2 .87 % EUR 46,350 $ (456,543)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.50% Annual
Goldman Sachs
International 04/25/25 5 .50 USD 989,813 (750,469)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.65% Annual Bank of America NA 05/05/25 4 .65 USD 1,404,050 (4,473,675)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.51% Annual Bank of America NA 05/14/25 4 .51 USD 1,419,840 (5,665,785)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Annual
Goldman Sachs
International 05/23/25 5 .00 USD 1,189,376 (2,291,639)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.05% Annual
Goldman Sachs
International 05/23/25 5 .05 USD 1,189,376 (2,119,705)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.36% Annual
Goldman Sachs
International 06/11/25 4 .36 USD 1,428,410 (7,248,036)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4 .60 USD 483,699 (1,773,922)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual
Goldman Sachs
International 06/20/25 4 .40 USD 253,437 (2,299,087)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.55% Annual
Morgan Stanley & Co.
International plc 06/27/25 4 .55 USD 299,565 (2,268,038)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.95% Annual Deutsche Bank AG 05/08/26 3 .95 USD 141,405 (5,351,120)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3 .98 USD 313,921 (11,582,319)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
JPMorgan Chase
Bank NA 05/14/26 3 .93 USD 29,720 (1,145,704)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 86,910 (3,626,654)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 05/18/26 3 .87 USD 106,226 (4,320,831)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Bank of America NA 05/22/26 3 .91 USD 127,341 (5,031,948)
(69,361,650)
$ (113,026,098)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V2 . 5 .00 % Quarterly 12/20/27 EUR 12,595 $ (1,094,148) $ (395,586) $ (698,562)
Markit CDX North American High Yield Index
Series 39.V3 ..................... 5 .00 Quarterly 12/20/27 USD 44,315 (2,764,607) (403,791) (2,360,816)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 58,347 (1,163,223) (590,700) (572,523)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 Quarterly 12/20/28 EUR 131,196 (8,957,048) (10,311,180) 1,354,132
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 3,575 (69,661) (77,860) 8,199
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1 .00 Quarterly 12/20/28 USD 82,763 (1,766,091) (1,661,108) (104,983)
iTraxx Europe Crossover Index Series 41.V1 . 5 .00 Quarterly 06/20/29 EUR 223,201 (17,998,826) (20,277,100) 2,278,274
iTraxx Europe Main Index Series 41.V1 ..... 1 .00 Quarterly 06/20/29 EUR 804,617 (15,542,686) (18,329,503) 2,786,817
iTraxx Europe Senior Financials Index Series
41.V1 ......................... 1 .00 Quarterly 06/20/29 EUR 133,968 (1,867,192) (2,426,171) 558,979
iTraxx Europe Subordinated Financials Index
Series 41.V1 ..................... 1 .00 Quarterly 06/20/29 EUR 38,088 519,408 313,169 206,239
Lennar Corp. ....................... 5 .00 Quarterly 06/20/29 USD 102,522 (19,373,937) (19,163,322) (210,615)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 Quarterly 06/20/29 USD 849,893 (54,121,521) (53,873,010) (248,511)
PulteGroup, Inc. .................... 5 .00 Quarterly 06/20/29 USD 66,471 (12,543,918) (12,424,616) (119,302)
$ (136,743,450) $ (139,620,778) $ 2,877,328

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 % Quarterly 12/20/28 B+ USD 67,169 $ 4,349,269 $ 4,572,957 $ (223,688)
Markit CDX North American
Investment Grade Index
Series 42.V1 ....... 1 .00 Quarterly 06/20/29 BBB+ USD 996,053 20,633,726 21,862,496 (1,228,770)
$ 24,982,995 $ 26,435,453 $ (1,452,458)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 4.46% At Termination N/A 07/12/24 USD 1,936,779 $ (19,494,531) $ — $ (19,494,531)
1-day SOFR At Termination 5.37% At Termination N/A 07/12/24 USD 910,419 (730,968) — (730,968)
1-day SOFR At Termination 5.37% At Termination N/A 07/12/24 USD 910,419 (758,662) — (758,662)
3.55% Annual 1-day SOFR Annual N/A 07/13/24 USD 246,525 4,779,359 1,472 4,777,887
3.57% Annual 1-day SOFR Annual N/A 07/16/24 USD 363,491 6,921,573 (257) 6,921,830
3.56% Annual 1-day SOFR Annual N/A 07/20/24 USD 360,069 6,956,799 866 6,955,933
3.56% Annual 1-day SOFR Annual N/A 07/23/24 USD 479,100 9,188,551 1,272 9,187,279
4.86% At Termination
1-day
REPO_CORRA At Termination N/A 07/25/24 CAD 487,137 (35,563) — (35,563)
4.87% At Termination
1-day
REPO_CORRA At Termination N/A 07/25/24 CAD 974,275 (74,938) — (74,938)
4.87% At Termination
1-day
REPO_CORRA At Termination N/A 07/25/24 CAD 210,443 (16,701) — (16,701)
3.56% Annual 1-day SOFR Annual N/A 08/12/24 USD 356,321 6,804,665 (2,311) 6,806,976
3.56% Annual 1-day SOFR Annual N/A 08/13/24 USD 604,646 11,579,261 (4,373) 11,583,634
3.53% Annual 1-day SOFR Annual N/A 08/27/24 USD 678,054 13,162,125 16,548 13,145,577
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 551,110 (7,319,849) — (7,319,849)
3.51% Annual 1-day SOFR Annual N/A 10/20/24 USD 262,263 5,095,296 1,964 5,093,332
3.50% Annual 1-day SOFR Annual N/A 10/25/24 USD 521,289 10,131,830 15,834 10,115,996
3.48% Annual 1-day SOFR Annual N/A 11/26/24 USD 426,986 8,237,804 17,211 8,220,593
3.46% Annual 1-day SOFR Annual N/A 12/06/24 USD 560,589 10,894,090 56,825 10,837,265
1-day SOFR At Termination 4.59% At Termination N/A 12/14/24 USD 1,865,764 (15,292,524) (350) (15,292,174)
0.23% Annual 1-day TONAR Annual N/A 01/11/25 JPY 4,977,810 (34,988) — (34,988)
0.24% Annual 1-day TONAR Annual N/A 01/19/25 JPY 25,150,650 (174,330) — (174,330)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 996,835 (401,140) — (401,140)
28-day MXIBTIIE Monthly 9.90% Monthly N/A 02/05/25 MXN 3,745,186 (1,381,022) — (1,381,022)
28-day MXIBTIIE Monthly 9.92% Monthly N/A 02/05/25 MXN 1,804,542 (653,588) — (653,588)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 988,820 (26,349,032) — (26,349,032)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 988,820 (25,382,320) — (25,382,320)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 278,159 9,043,736 — 9,043,736
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 1,999,163 (24,595,701) — (24,595,701)
3-mo. WIBOR Quarterly 5.68% Annual N/A 03/20/25 PLN 224,735 690,046 — 690,046
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 2,552,060 (1,350,062) — (1,350,062)
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 10,694,524 — 10,694,524
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 3,316,336 — 3,316,336
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 3,713,897 — 3,713,897
3-mo. CD_KSDA Quarterly 3.51% Quarterly 11/20/24
(a)
05/20/25 KRW 152,458,890 98,060 — 98,060
4.77% At Termination 1-day SOFR At Termination 11/20/24
(a)
05/20/25 USD 111,440 32,273 — 32,273
3-mo. WIBOR Quarterly 5.70% Annual N/A 06/19/25 PLN 61,016 (15,249) — (15,249)
1-day SOFR Annual 4.10% Annual N/A 08/11/25 USD 1,000,596 (21,609,643) — (21,609,643)
3.24% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/25 SGD 264,500 14,615 — 14,615

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 $ 5,319,386 $ — $ 5,319,386
1-day SOFR Annual 4.25% Annual N/A 10/17/25 USD 1,489,926 (24,441,659) — (24,441,659)
1-day SOFR Annual 4.05% Annual N/A 10/18/25 USD 765,005 (15,518,030) — (15,518,030)
1-day SOFR Annual 4.25% Annual N/A 10/19/25 USD 685,759 (11,206,291) — (11,206,291)
0.33% Annual 1-day TONAR Annual N/A 11/06/25 JPY 25,122,000 (285,626) — (285,626)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 8,512,975 — 8,512,975
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 4,685,355 — 4,685,355
0.31% Annual 1-day TONAR Annual N/A 11/16/25 JPY 31,275,920 (270,013) — (270,013)
0.30% Annual 1-day TONAR Annual N/A 11/16/25 JPY 7,959,080 (60,797) — (60,797)
0.25% Annual 1-day TONAR Annual N/A 11/22/25 JPY 53,774,500 (2,557) — (2,557)
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (5,694,038) — (5,694,038)
0.23% Annual 1-day TONAR Annual N/A 12/14/25 JPY 20,252,000 76,197 — 76,197
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (5,988,402) — (5,988,402)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (5,495,263) — (5,495,263)
0.23% Annual 1-day TONAR Annual N/A 12/15/25 JPY 53,005,000 211,468 — 211,468
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (13,674,797) — (13,674,797)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (13,852,330) — (13,852,330)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 200,829 (935,383) — (935,383)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (11,036,316) — (11,036,316)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 5,142,774 — 5,142,774
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 1,958,974 — 1,958,974
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 1,883,598 — 1,883,598
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 55,971,540 381,279 — 381,279
0.29% Annual 1-day TONAR Annual N/A 03/11/26 JPY 56,730,000 379,673 — 379,673
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 5,606,629 — 5,606,629
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 890,455 (153,254) — (153,254)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (702,743) — (702,743)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (808,742) — (808,742)
4.73% Annual 1-day SOFR Annual N/A 03/31/26 USD 415,842 (248,989) — (248,989)
4.87% Annual 1-day SOFR Annual N/A 03/31/26 USD 1,049,201 (3,159,790) — (3,159,790)
1-day SOFR Annual 4.40% Annual N/A 04/08/26 USD 856,095 (5,849,103) — (5,849,103)
1-day SOFR Annual 4.45% Annual N/A 04/09/26 USD 313,413 (1,829,841) — (1,829,841)
1-day SOFR Annual 4.05% Annual N/A 04/18/26 USD 496,227 (6,496,412) — (6,496,412)
1-day SOFR Annual 4.30% Annual N/A 04/24/26 USD 597,999 (4,834,495) — (4,834,495)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 3,245,821 (788,295) — (788,295)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 496,014 (1,836,916) — (1,836,916)
6.40% At Termination 1-day MIBOR At Termination 05/20/25
(a)
05/20/26 INR 16,656,000 222,485 — 222,485
6.41% At Termination 1-day MIBOR At Termination 05/20/25
(a)
05/20/26 INR 14,101,110 173,439 — 173,439
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 15,191,852 343,790 14,848,062
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 2,849,253 (423,231) — (423,231)
28-day MXIBTIIE Monthly 10.76% Monthly N/A 06/11/26 MXN 488,455 212,247 — 212,247
0.29% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,900 119,967 — 119,967
0.36% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,413,272 134,874 — 134,874
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 19,207,870 315,450 — 315,450
0.27% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 28,384,620 578,086 — 578,086
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,402,940 108,903 — 108,903
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,910 107,539 — 107,539
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,797,488 160,300 — 160,300
6.44% Semi-Annual 1-day MIBOR Semi-Annual 09/18/24
(a)
09/18/26 INR 2,358,600 36,124 — 36,124
4.05% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/26 USD 9,360 61,748 — 61,748
4.41% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/26 USD 9,805 (587) — (587)
3.99% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/26 USD 9,180 70,788 — 70,788
3.07% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/26 SGD 38,000 (10,700) — (10,700)
0.41% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/26 JPY 1,391,186 15,623 — 15,623
0.48% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/26 JPY 794,772 1,989 — 1,989
1.93% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/26 CNY 132,815 (48,414) — (48,414)
3.88% Quarterly 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 AUD 14,087 68,684 — 68,684
4.74% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 NZD 1,540 995 — 995

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.60% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 NZD 1,510 $ 3,404 $ — $ 3,404
4.09% Quarterly 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 AUD 7,200 16,123 — 16,123
4.50% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 NZD 11,737 40,193 — 40,193
4.81% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/26 NZD 8,125 (895) — (895)
1.82% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/19/24
(a)
09/19/26 CNY 71,530 (4,977) — (4,977)
4.00% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/26 HKD 56,462 13,196 — 13,196
4.17% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/26 HKD 39,600 (6,455) — (6,455)
3.96% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/26 HKD 7,320 2,504 — 2,504
3.98% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/26 HKD 7,250 2,136 — 2,136
0.65% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 2,391 — 2,391
0.64% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 15,902 — 15,902
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 397,482 812,459 — 812,459
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 794,377 1,965,425 — 1,965,425
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 (6,200,284) — (6,200,284)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 200,466 (2,237,438) — (2,237,438)
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 41,120 (177,033) 13,605 (190,638)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 22,824,195 (1,511,048) — (1,511,048)
3.99% Annual 1-day SOFR Annual 05/16/25
(a)
05/16/27 USD 477,024 (45,196) — (45,196)
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 590,948 1,392,527 — 1,392,527
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 590,948 1,929,676 — 1,929,676
3.86% Annual 1-day SOFR Annual 06/13/25
(a)
06/13/27 USD 478,089 804,049 — 804,049
0.67% Annual 1-day TONAR Annual 09/22/25
(a)
09/22/27 JPY 6,007,000 31,422 — 31,422
0.71% Annual 1-day TONAR Annual 09/29/25
(a)
09/29/27 JPY 21,524,000 33,696 — 33,696
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 (9,464,049) — (9,464,049)
1-day SONIA At Termination 4.11% At Termination 10/13/26
(a)
10/13/27 GBP 98,050 481,602 (11,230) 492,832
1-day SONIA At Termination 4.39% At Termination 10/20/26
(a)
10/20/27 GBP 29,700 239,012 (68) 239,080
1-day SONIA At Termination 4.40% At Termination 10/20/26
(a)
10/20/27 GBP 29,710 241,714 39 241,675
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 143,045 (1,369,258) — (1,369,258)
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 206,848 1,370,033 — 1,370,033
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 98,149 174,632 — 174,632
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 98,149 227,457 — 227,457
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 196,299 578,174 — 578,174
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 400,330 1,791,036 — 1,791,036
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 405,709 334,008 — 334,008
1-day SOFR Annual 3.91% Annual 11/10/25
(a)
11/10/27 USD 410,897 652,764 — 652,764
1-day SONIA At Termination 3.75% At Termination 11/23/26
(a)
11/23/27 GBP 303,470 377,615 (262,908) 640,523
1-day SONIA At Termination 3.86% At Termination 11/27/26
(a)
11/27/27 GBP 472,100 1,153,783 55,130 1,098,653
1-day SONIA At Termination 3.70% At Termination 12/01/26
(a)
12/01/27 GBP 120,710 89,587 14,642 74,945
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 540,713 (2,827,544) — (2,827,544)
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 101,220 (475,313) 2,991 (478,304)
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 494,279 1,959,840 — 1,959,840
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 494,279 2,876,077 — 2,876,077
1-day SONIA At Termination 3.33% At Termination 02/02/27
(a)
02/02/28 GBP 323,570 (958,792) (37,360) (921,432)
1-day SONIA At Termination 3.32% At Termination 02/05/27
(a)
02/05/28 GBP 166,200 (509,634) (248,749) (260,885)
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 500,675 910,469 — 910,469
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 500,675 4,441,235 — 4,441,235
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 694,015 (3,162,927) — (3,162,927)
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 48,910 (1,114,419) — (1,114,419)
0.72% Annual 1-day TONAR Annual 06/17/26
(a)
06/17/28 JPY 15,015,000 170,281 — 170,281
0.72% Annual 1-day TONAR Annual 06/17/26
(a)
06/17/28 JPY 15,015,000 160,178 — 160,178
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 4,229,165 — 4,229,165
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 537,505 (529,381) — (529,381)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (2,401,264) — (2,401,264)
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (633,343) — (633,343)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (3,788,932) — (3,788,932)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (3,846,781) — (3,846,781)
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 900,312 — 900,312
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 (708,251) — (708,251)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 $ (669,253) $ — $ (669,253)
1-day SONIA At Termination 3.47% At Termination 12/06/27
(a)
12/06/28 GBP 67,940 (31,632) (17,400) (14,232)
1-day SONIA Annual 3.68% Annual N/A 12/14/28 GBP 122,882 (3,626,752) (5,183) (3,621,569)
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 (3,107,694) — (3,107,694)
1-day SOFR Annual 3.21% Annual 02/04/27
(a)
02/04/29 USD 185,030 (1,468,989) — (1,468,989)
1-day SOFR Annual 3.35% Annual 02/04/27
(a)
02/04/29 USD 157,850 (881,744) — (881,744)
1-day SOFR Annual 3.37% Annual 02/04/27
(a)
02/04/29 USD 397,310 (2,093,103) — (2,093,103)
1-day SOFR Annual 3.42% Annual 02/04/27
(a)
02/04/29 USD 21,030 (93,270) — (93,270)
1-day SONIA At Termination 3.31% At Termination 02/07/28
(a)
02/07/29 GBP 84,960 (174,623) (108,859) (65,764)
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 10,596,059 411,124 10,184,935
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 374,515 — 374,515
0.50% Annual 1-day TONAR Annual N/A 03/05/29 JPY 27,688,578 1,115,529 — 1,115,529
0.50% Annual 1-day TONAR Annual N/A 03/11/29 JPY 27,688,578 1,125,153 — 1,125,153
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 6,525,000 (659,813) — (659,813)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 7,975,000 (651,661) — (651,661)
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 (12,477,694) — (12,477,694)
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 (2,924,062) — (2,924,062)
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 (1,491,946) — (1,491,946)
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 (3,268,479) — (3,268,479)
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 (1,570,255) — (1,570,255)
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 (528,468) — (528,468)
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 (2,875,176) — (2,875,176)
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 (314,059) — (314,059)
1-day THOR Quarterly 2.83% Quarterly 06/21/28
(a)
06/21/29 THB 6,994,467 221,794 — 221,794
0.69% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/29 JPY 802,989 11,825 — 11,825
0.60% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/29 JPY 1,391,452 57,732 — 57,732
2.06% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 577,720 (440,500) — (440,500)
2.10% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 577,740 (589,173) — (589,173)
2.08% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 750,000 (697,299) — (697,299)
2.08% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 87,305 (78,924) — (78,924)
2.13% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 9,440 (11,449) — (11,449)
2.17% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 574,020 (866,011) — (866,011)
4.41% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/29 NZD 7,934 (3,267) — (3,267)
4.49% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/29 NZD 4,600 (12,207) — (12,207)
4.21% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/29 NZD 5,824 28,562 — 28,562
4.29% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/29 NZD 4,540 11,734 — 11,734
4.20% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 6,100 31,639 — 31,639
4.03% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 28,160 288,831 26,988 261,843
2.10% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/19/24
(a)
09/19/29 CNY 261,389 (279,224) — (279,224)
2.01% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/19/24
(a)
09/19/29 CNY 137,114 (63,126) — (63,126)
6-mo. EURIBOR Semi-Annual 2.82% Annual 09/20/24
(a)
09/20/29 EUR 77,520 (7,952) 270,675 (278,627)
4.17% Annual 1-day SOFR Annual N/A 02/28/31 USD 323,174 (3,046,045) — (3,046,045)
4.16% Annual 1-day SOFR Annual N/A 02/28/31 USD 258,000 (2,177,026) — (2,177,026)
4.15% Annual 1-day SOFR Annual N/A 02/28/31 USD 258,000 (2,029,848) — (2,029,848)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.09% Annual 1-day SOFR Annual N/A 02/28/31 USD 129,000 $ (616,045) $ — $ (616,045)
3.98% Annual 1-day SOFR Annual 07/02/24
(a)
07/02/31 USD 8,400 — — —
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 32,575,785 — 32,575,785
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 (4,717,715) — (4,717,715)
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 (5,679,083) — (5,679,083)
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 (9,194,783) — (9,194,783)
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 4,935,840 — 4,935,840
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 5,048,737 — 5,048,737
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (11,044,205) — (11,044,205)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (5,511,720) — (5,511,720)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (20,110,454) — (20,110,454)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (23,369,444) — (23,369,444)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (22,477,416) — (22,477,416)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (36,570,060) — (36,570,060)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (16,190,098) — (16,190,098)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (1,724,367) — (1,724,367)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (6,758,998) — (6,758,998)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 (7,858,199) — (7,858,199)
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 9,153,516 — 9,153,516
1-day TONAR Annual 1.33% Annual 09/21/28
(a)
09/21/33 JPY 2,349,000 353 — 353
1-day TONAR Annual 1.34% Annual 09/28/28
(a)
09/28/33 JPY 9,070,000 20,366 — 20,366
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 (3,389,257) — (3,389,257)
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (16,906,238) — (16,906,238)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (6,660,735) — (6,660,735)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 (650,862) — (650,862)
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 (174,715) — (174,715)
6-mo. EURIBOR Semi-Annual 2.73% Annual N/A 01/26/34 EUR 11,220 (173,719) 64,375 (238,094)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 4,198,022 (501,495) — (501,495)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 4,198,022 (464,601) — (464,601)
1-day ESTR Annual 2.52% Annual 04/10/29
(a)
04/10/34 EUR 51,340 (366,561) (93,041) (273,520)
1.03% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/34 JPY 1,563,493 53,878 — 53,878
1.00% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/34 JPY 1,350,000 69,326 — 69,326
1.02% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/34 JPY 152,855 6,799 — 6,799
0.90% Annual 1-day TONAR Annual 09/18/24
(a)
09/18/34 JPY 1,352,000 150,047 — 150,047
4.47% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/34 NZD 7,650 805 — 805
4.47% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/34 NZD 7,867 560 — 560
4.64% Semi-Annual 3-mo. BBR Quarterly 09/18/24
(a)
09/18/34 NZD 7,300 (56,762) — (56,762)
4.37% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/34 AUD 3,364 31,123 — 31,123
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 2,457,882 — 2,457,882
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 (401,491) — (401,491)
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (1,688,391) — (1,688,391)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (1,828,724) — (1,828,724)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 (2,380,831) — (2,380,831)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 4,568,242 (40,080) 4,608,322
6-mo. EURIBOR Semi-Annual 2.68% Annual N/A 02/12/44 EUR 27,185 (603,835) (99,555) (504,280)
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 04/15/44 EUR 27,580 (804,063) (117,791) (686,272)
2.59% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/48 EUR 22,780 480,222 — 480,222
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 10,956,368 (840,344) 11,796,712
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 19,513,145 (1,505,666) 21,018,811
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 11,509,725 (763,662) 12,273,387
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 6,557,531 (437,953) 6,995,484
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 6,768,570 (452,026) 7,220,596
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 2,727,253 (773,567) 3,500,820
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 10,537,063 (3,182,785) 13,719,848
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 3,270,263 (993,789) 4,264,052
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 27,605,784 (7,989,041) 35,594,825
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 3,305,345 — 3,305,345
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 2,982,330 — 2,982,330
3.55% Annual 1-day SOFR Annual 01/19/34
(a)
01/19/54 USD 490 1,323 — 1,323
1-day ESTR Annual 2.45% Annual N/A 01/24/54 EUR 29,250 (779,365) (64,272) (715,093)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.47% Annual 6-mo. EURIBOR Semi-Annual N/A 01/24/54 EUR 28,945 $ 754,892 $ 96,051 $ 658,841
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 01/26/54 EUR 4,626 82,752 (61,346) 144,098
3.35% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 25,950 558,733 — 558,733
3.28% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 29,960 866,394 — 866,394
3.36% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 65,260 1,364,266 — 1,364,266
3.38% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 13,240 247,454 — 247,454
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 11,797 235,148 — 235,148
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 11,797 192,355 — 192,355
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 5,948 87,543 — 87,543
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 5,655,040 (2,044,216) — (2,044,216)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 5,655,040 (2,036,072) — (2,036,072)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 2,498 62,396 — 62,396
1-day ESTR Annual 2.39% Annual N/A 03/28/54 EUR 29,670 (1,148,654) (19,816) (1,128,838)
2.38% Annual 6-mo. EURIBOR Semi-Annual N/A 03/28/54 EUR 29,735 1,238,086 13,701 1,224,385
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 9,667 44,912 (19,952) 64,864
2.32% Annual 6-mo. EURIBOR Semi-Annual N/A 02/12/64 EUR 15,980 304,028 86,808 217,220
2.23% Annual 6-mo. EURIBOR Semi-Annual N/A 04/15/64 EUR 15,650 614,598 83,060 531,538
$ (198,067,508) $ (16,558,763) $ (181,508,745)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 $ 331,653 $ — $ 331,653
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/07/34 USD 6,565 (11,405) (650) (10,755)
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/13/34 USD 4,399 378 (489) 867
$ 320,626 $ (1,139) $ 321,765
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,000 $ (20,057) $ (5,500) $ (14,557)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (31,613) 11,876 (43,489)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (63,958) 23,435 (87,393)
Boeing Co. (The) .......... 1 .00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (14,977) (8,960) (6,017)
Boeing Co. (The) .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (37,363) (13,245) (24,118)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 (38,257) 29,956 (68,213)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 (53,560) 41,938 (95,498)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 (23,157) 18,132 (41,289)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (38,266) 30,544 (68,810)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (38,266) 30,544 (68,810)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 (38,263) 30,542 (68,805)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 1,320 (59,182) (27,611) (31,571)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ally Financial, Inc. ......... 5 .00 % Quarterly Citibank NA 06/20/25 USD 880 $ (39,455) $ (18,410) $ (21,045)
Ardagh Packaging Finance plc . 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 2,650 401,199 482,193 (80,994)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (172,090) 105,457 (277,547)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (3,907) 47,136 (51,043)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 1,625 500 138,209 (137,709)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,000 615 203,163 (202,548)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (8,080) 16,086 (24,166)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (9,520) 24,900 (34,420)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (26,240) 43,355 (69,595)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (19,768) 16,592 (36,360)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (19,768) 17,839 (37,607)
Boparan Finance plc ....... 5 .00 Quarterly Goldman Sachs International 12/20/25 EUR 4,471 10,829 133,438 (122,609)
Grifols SA ............... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,800 (5,116) (26,198) 21,082
Grifols SA ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 2,768 (7,867) (10,193) 2,326
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 1,235 54,521 113,696 (59,175)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 830 36,642 58,940 (22,298)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (37,312) 20,046 (57,358)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (37,312) 20,046 (57,358)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,139 (49,849) 25,081 (74,930)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (46,978) 28,908 (75,886)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (172,688) (89,448) (83,240)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 33,823 311,590 (277,767)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 1,620 162,333 300,654 (138,321)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 103,212 186,013 (82,801)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 980 98,201 191,722 (93,521)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,215 121,750 313,886 (192,136)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 650 65,134 123,556 (58,422)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 103,212 186,117 (82,905)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 276,567 675,611 (399,044)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (126,997) 81,003 (208,000)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (79,744) 50,960 (130,704)
UniCredit SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/27 EUR 5,600 35,382 307,369 (271,987)
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 33,796 268,072 (234,276)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 1,050 52,296 85,114 (32,818)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 87,160 142,362 (55,202)
Caterpillar, Inc. ........... 1 .00 Quarterly Citibank NA 06/20/28 USD 11,800 (323,898) (237,349) (86,549)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (45,093) 452,373 (497,466)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (76,962) 1,190,303 (1,267,265)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (16,837) 178,256 (195,093)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (15,031) 150,791 (165,822)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 176,684 203,869 (27,185)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,500 167,980 193,825 (25,845)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/28 USD 1,420 180,784 407,356 (226,572)
UBS Group AG ........... 1 .00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (76,126) 148,420 (224,546)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (66,765) 172,600 (239,365)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (28,305) 67,791 (96,096)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (64,258) 147,792 (212,050)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (549,154) 847,210 (1,396,364)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 203,493 (76,654) 280,147
Deutsche Bank AG ......... 1 .00 Quarterly Bank of America NA 12/20/28 EUR 2,800 86,652 152,554 (65,902)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 104,101 145,047 (40,946)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 50,551 276,361 (225,810)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 500 23,157 33,097 (9,940)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 500 23,157 32,248 (9,091)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 410 37,032 44,498 (7,466)
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 810 73,161 87,909 (14,748)
ArcelorMittal SA ........... 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 18,360 (3,099,822) (3,125,472) 25,650
AT&T, Inc. ............... 1 .00 Quarterly BNP Paribas SA 06/20/29 USD 38,880 (525,228) (426,334) (98,894)
AutoZone, Inc. ............ 1 .00 Quarterly Citibank NA 06/20/29 USD 37,732 (1,144,737) (1,140,546) (4,191)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17,500 287,074 208,911 78,163
Commerzbank AG ......... 1 .00 Quarterly Citibank NA 06/20/29 EUR 9,820 327,472 408,538 (81,066)
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 USD 18,866 (413,230) (345,692) (67,538)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CVS Health Corp. ......... 1 .00 % Quarterly Barclays Bank plc 06/20/29 USD 3,969 $ (70,966) $ (99,119) $ 28,153
CVS Health Corp. ......... 1 .00 Quarterly Citibank NA 06/20/29 USD 49,780 (890,143) (1,245,875) 355,732
CVS Health Corp. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 51,834 (926,877) (1,320,864) 393,987
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 06/20/29 EUR 31,340 117,367 319,410 (202,043)
Dow Chemical Co. (The) ..... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 37,732 (586,983) (551,583) (35,400)
DR Horton, Inc. ........... 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 97,176 (2,098,325) (2,043,260) (55,065)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 4,175 (590,744) (526,494) (64,250)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,090 (295,726) (232,946) (62,780)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 3,040 123,153 138,345 (15,192)
ELO SACA .............. 1 .00 Quarterly Bank of America NA 06/20/29 EUR 5,836 506,327 425,173 81,154
Eni SpA ................ 1 .00 Quarterly Barclays Bank plc 06/20/29 EUR 18,260 (360,086) (402,171) 42,085
Exelon Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/29 USD 51,908 (1,410,076) (1,418,508) 8,432
Exelon Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/29 USD 11,129 (302,319) (304,127) 1,808
Exelon Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/29 USD 21,013 (570,798) (574,212) 3,414
Federative Republic of Brazil .. 1 .00 Quarterly Bank of America NA 06/20/29 USD 15,666 465,962 450,607 15,355
Federative Republic of Brazil .. 1 .00 Quarterly Bank of America NA 06/20/29 USD 63,390 1,885,454 1,009,506 875,948
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 22,785 677,706 660,783 16,923
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 11,393 338,868 328,011 10,857
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 11,830 351,866 335,616 16,250
Federative Republic of Brazil .. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 9,628 286,371 256,796 29,575
Federative Republic of Brazil .. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 9,628 286,371 248,663 37,708
Federative Republic of Brazil .. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 24,683 734,159 679,164 54,995
Grifols SA ............... 5 .00 Quarterly Barclays Bank plc 06/20/29 EUR 4,626 251,199 476,992 (225,793)
HSBC Holdings plc ........ 1 .00 Quarterly BNP Paribas SA 06/20/29 EUR 40,080 (800,645) (779,706) (20,939)
Intel Corp. .............. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 8,357 (146,436) (129,813) (16,623)
Intel Corp. .............. 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 40,072 (702,162) (575,442) (126,720)
Ladbrokes Group Finance plc . 1 .00 Quarterly Bank of America NA 06/20/29 EUR 1,251 36,678 35,401 1,277
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 5,004 146,714 164,518 (17,804)
Lennar Corp. ............. 5 .00 Quarterly Barclays Bank plc 06/20/29 USD 18,790 (3,550,811) (3,603,555) 52,744
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 06/20/29 USD 49,226 500,066 1,179,679 (679,613)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 06/20/29 USD 27,145 275,753 650,514 (374,761)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 06/20/29 USD 7,530 76,495 180,456 (103,961)
Lincoln National Corp. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 27,145 275,753 650,514 (374,761)
Lincoln National Corp. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 7,530 76,495 180,456 (103,961)
Lincoln National Corp. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 49,226 500,066 1,179,679 (679,613)
Lowe's Cos., Inc. .......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 37,732 (1,056,545) (1,041,228) (15,317)
Monitchem HoldCo 3 SA ..... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 1,763 (45,302) (44,998) (304)
Novafives SAS ........... 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 2,855 (445,829) (263,599) (182,230)
Novafives SAS ........... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 3,007 (469,565) (215,239) (254,326)
Picard Bondco SA ......... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 2,715 (236,620) (239,149) 2,529
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 19,413 (380,181) (385,010) 4,829
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 44,290 (867,371) (878,388) 11,017
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 19,413 (380,181) (385,010) 4,829
Republic of Colombia ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 38,841 1,580,688 1,295,563 285,125
Republic of Panama ........ 1 .00 Quarterly Bank of America NA 06/20/29 USD 11,805 402,116 443,350 (41,234)
Republic of South Africa ..... 1 .00 Quarterly Citibank NA 06/20/29 USD 19,838 922,572 1,164,267 (241,695)
Republic of South Africa ..... 1 .00 Quarterly Citibank NA 06/20/29 USD 20,825 968,468 1,222,186 (253,718)
Republic of South Africa ..... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 8,176 380,233 508,405 (128,172)
Republic of South Africa ..... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 13,158 611,926 833,735 (221,809)
Republic of Turkiye (The) .... 1 .00 Quarterly Bank of America NA 06/20/29 USD 7,544 555,165 644,789 (89,624)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 16,597 1,221,364 1,624,637 (403,273)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 18,861 1,387,913 1,846,179 (458,266)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 18,861 1,387,913 1,846,179 (458,266)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 29,171 2,146,646 2,500,496 (353,850)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 12,900 (3,112) (92,917) 89,805
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/29 EUR 6,618 (923,740) (823,951) (99,789)
Syensqo SA ............. 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 22,730 (506,823) (437,437) (69,386)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 5,817 324,436 428,415 (103,979)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/29 USD 11,274 (56,034) (14,067) (41,967)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/29 USD 109,831 (545,891) (137,047) (408,844)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 11,274 (56,035) (98,789) 42,754
Toll Brothers Finance Corp. ... 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 18,790 (93,391) (205,142) 111,751

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Tyson Foods, Inc. ......... 1 .00 % Quarterly Bank of America NA 06/20/29 USD 37,732 $ (677,563) $ (619,934) $ (57,629)
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 9,250 280,867 272,585 8,282
United Group BV .......... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 5,868 (560,049) (643,610) 83,561
Verisure Midholding AB ...... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 3,051 (193,252) (179,935) (13,317)
Volkswagen International
Finance NV ........... 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 11,100 (36,040) (66,810) 30,770
Volvo Car AB ............ 5 .00 Quarterly Barclays Bank plc 06/20/29 EUR 5,581 (822,071) (890,640) 68,569
Volvo Car AB ............ 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 5,850 (861,695) (953,884) 92,189
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 14 154 (140)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,086 7,936 83,028 (75,092)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,945 6,816 85,433 (78,617)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 826,683 147,119 679,564
CMBX.NA.9.BBB- ......... 3 .00 Monthly Goldman Sachs International 09/17/58 USD 1,456 247,156 102,663 144,493
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 284,162 82,672 201,490
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 241,215 70,178 171,037
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 19 (1) (9,069) 9,068
$ – $ – $ –
$ (5,169,862) $ 7,253,006 $ (12,422,868)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/24 NR EUR 1,117 $ (15,084) $ (44,592) $ 29,508
Bank of America Corp. .. 1 .00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 305,569 137,350 168,219
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 74,356 284,792 171,862 112,930
Morgan Stanley ....... 1 .00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 298,546 182,229 116,317
Verizon Communications,
Inc. ............. 1 .00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 103,066 400,666 133,722 266,944
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,400 112,566 76,487 36,079
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 103,186 79,988 23,198
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,850 133,672 100,759 32,913
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,033 48,465 37,738 10,727
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,790 154,319 148,134 6,185
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 107,960 102,375 5,585
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 179,933 170,543 9,390
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 107,960 103,242 4,718
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 173,366 157,113 16,253
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 980 52,793 48,480 4,313
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 4,408 270,424 114,781 155,643
ADLER Real Estate AG . 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 806 (29,088) (25,829) (3,259)
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 310 26,748 12,867 13,881
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 410 35,377 41,717 (6,340)
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 NR EUR 110 13,182 2,079 11,103
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 NR EUR 3,940 470,154 51,764 418,390
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/27 NR EUR 1,474 175,924 (31,637) 207,561
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,104 251,067 138,359 112,708

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 612 $ 73,047 $ 13,616 $ 59,431
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 575 68,664 12,799 55,865
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 163 19,424 3,548 15,876
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 4,295 512,503 650,423 (137,920)
ADLER Real Estate AG . 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 631 (19,625) (99,191) 79,566
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,309 (40,739) (199,990) 159,251
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 379 (11,796) (57,908) 46,112
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,065 (33,156) (162,768) 129,612
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 3,750 (116,707) (572,927) 456,220
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 1,088 (33,865) (171,135) 137,270
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 309 (9,621) (48,619) 38,998
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 647 (20,134) (100,902) 80,768
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 225 (7,004) (35,051) 28,047
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 469 (14,598) (73,056) 58,458
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 NR EUR 285 35,716 (6,958) 42,674
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 3,100 388,494 (57,255) 445,749
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 958 120,057 168,477 (48,420)
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 5,589 (156,412) (400,272) 243,860
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC- EUR 806 (22,862) (19,437) (3,425)
Ally Financial, Inc. ..... 5 .00 Quarterly Citibank NA 06/20/29 BBB- USD 4,378 685,326 701,042 (15,716)
Ally Financial, Inc. ..... 5 .00 Quarterly Citibank NA 06/20/29 BBB- USD 8,756 1,370,651 1,404,078 (33,427)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 6,878 92,915 96,771 (3,856)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 19,412 262,236 281,045 (18,809)
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 5,236 70,733 75,806 (5,073)
Bank of America Corp. .. 1 .00 Quarterly
Goldman Sachs
International 06/20/29 A- USD 30,648 580,952 717,031 (136,079)
Bank of America Corp. .. 1 .00 Quarterly
Goldman Sachs
International 06/20/29 A- USD 49,861 945,147 1,098,688 (153,541)
Broadcom, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 19,573 435,228 432,361 2,867
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 10,925 242,930 241,937 993
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 10,926 242,952 241,959 993
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/29 BB- USD 2,510 230,774 177,843 52,931
Energy Transfer LP .... 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB USD 41,240 569,170 706,933 (137,763)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 554,938 552,136 2,802
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 9,730 1,460,522 1,486,998 (26,476)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 554,938 555,690 (752)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 8,640 1,296,907 1,328,199 (31,292)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,162 924,914 931,055 (6,141)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,108 616,631 631,182 (14,551)
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 3,484 522,943 530,725 (7,782)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 43,231 48,220 (4,989)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 19,413 136,552 186,531 (49,979)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,098 28,825 37,640 (8,815)
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 19,413 3,296,769 3,380,722 (83,953)
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 6,183 1,049,988 1,055,295 (5,307)
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 9,706 1,648,299 1,675,099 (26,800)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 10,048 174,989 198,603 (23,614)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 20,299 353,513 439,249 (85,736)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 % Quarterly Bank of America NA 06/20/29 BBB+ USD 4,060 $ 70,706 $ 77,103 $ (6,397)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 20,096 349,978 406,720 (56,742)
HCA, Inc. ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 17,893 3,539,881 3,531,271 8,610
HCA, Inc. ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 19,881 3,933,180 3,923,613 9,567
JPMorgan Chase & Co. . 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 19,988 487,241 521,645 (34,404)
JPMorgan Chase & Co. . 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 9,994 243,620 255,965 (12,345)
JPMorgan Chase & Co. . 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 7,582 184,824 191,958 (7,134)
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 8,433 155,220 156,859 (1,639)
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 11,738 216,053 227,668 (11,615)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 9,896 191,192 208,896 (17,704)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 5,997 115,863 124,581 (8,718)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 19,792 382,385 418,328 (35,943)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 19,341 373,671 427,779 (54,108)
Sunrise HoldCo IV BV .. 5 .00 Quarterly Bank of America NA 06/20/29 B EUR 1,692 204,374 165,493 38,881
Sunrise HoldCo IV BV .. 5 .00 Quarterly Deutsche Bank AG 06/20/29 B EUR 1,067 128,963 101,847 27,116
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 28,419 5,288,605 4,777,558 511,047
T-Mobile USA, Inc. ..... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 2,186 444,623 438,028 6,595
T-Mobile USA, Inc. ..... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BBB USD 11,040 2,245,489 2,240,952 4,537
T-Mobile USA, Inc. ..... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BBB USD 7,090 1,442,076 1,448,500 (6,424)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 28,390 477,762 525,188 (47,426)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 82,029 1,380,426 1,550,103 (169,677)
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 6,990 286,634 239,882 46,752
Vistra Operations Co. LLC 5 .00 Quarterly BNP Paribas SA 06/20/29 BB USD 1,975 309,432 310,940 (1,508)
Vistra Operations Co. LLC 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB USD 1,975 309,432 308,157 1,275
Vistra Operations Co. LLC 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB USD 1,975 309,432 295,356 14,076
Wells Fargo & Co. ..... 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 9,896 196,854 222,226 (25,372)
Wells Fargo & Co. ..... 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 19,792 393,707 445,023 (51,316)
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 8,381 136,067 137,056 (989)
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 11,737 190,552 217,123 (26,571)
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 21,396 347,367 386,128 (38,761)
Ziggo Bond Co. BV .... 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 2,220 117,509 176,607 (59,098)
Ziggo Bond Co. BV .... 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 1,279 67,690 101,732 (34,042)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 2,296 121,524 105,293 16,231
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 4,056 214,678 186,004 28,674
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (267,933) (3,428) (264,505)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 774 (131,319) (76,103) (55,216)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (230,860) (276,545) 45,685
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (284,162) — (284,162)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (277,541) (389,648) 112,107
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (407,400) 2,259 (409,659)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.10.BBB- .... 3 .00 % Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 $ (51,317) $ — $ (51,317)
$ 45,993,334 $ 44,073,880 $ 1,919,454
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Currency Swaps
Paid by the Fund Received by the Fund Notional Amount (000)
Rate Frequency Rate Frequency D elivered Received Counterparty
Termination
Date
(a)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR USD Semi-Annual 6.81% Semi-Annual USD 200,168 INR 16,656,000
Morgan Stanley
& Co.
International
plc 05/20/26
$ 11,734 $ –
$ 11,734
1-day SOFR USD
At
Termination 6.93%
At
Termination USD 166,071 INR 14,101,110 Citibank NA 05/20/26
8,375 –
8,375
$ 20,109 $ – $ 20,109
(a)
At termination date, the notional amount delivered will be exchanged for the notional amount received.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.21% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 294,168 $ 1,371,254 $ — $ 1,371,254
1-day
BZDIOVER At Termination 10.67% At Termination BNP Paribas SA N/A 01/02/25 BRL 458,675 — — —
1-day
BZDIOVER At Termination 10.67% At Termination BNP Paribas SA N/A 01/02/25 BRL 458,675 — — —
1-day
BZDIOVER At Termination 13.15% At Termination Bank of America NA N/A 01/02/25 BRL 27,073 120,854 — 120,854
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA N/A 01/02/25 BRL 154,749 743,773 — 743,773
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA N/A 01/02/25 BRL 562,555 2,907,588 — 2,907,588
10.02% At Termination 1-day IBR At Termination Barclays Bank plc N/A 03/21/25 COP 46,576,678 36,781 — 36,781
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 104,072,084 14,451 — 14,451
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 187,358,434 26,016 — 26,016
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 69,620,765 22,184 — 22,184
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 125,336,566 39,938 — 39,938
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 368,616,006 (40,243) — (40,243)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 99,060 (582,452) — (582,452)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.78% At Termination Citibank NA N/A 01/02/26 BRL 265,757 $ (54,711) $ — $ (54,711)
1-day
BZDIOVER At Termination 11.84% At Termination Citibank NA N/A 01/02/26 BRL 281,977 25,905 — 25,905
1-day CLICP At Termination 4.88% At Termination
JPMorgan Chase Bank
NA 04/01/25
(a)
04/01/26 CLP 29,304,654 (89,545) — (89,545)
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/25
(a)
04/01/26 CLP 94,840,895 (224,517) — (224,517)
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (2,826,500) — (2,826,500)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 390,651 1,434,712 — 1,434,712
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 257,208 305,258 — 305,258
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 (3,008,624) — (3,008,624)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (2,885,285) — (2,885,285)
1-day
BZDIOVER At Termination 10.05% At Termination Barclays Bank plc N/A 01/04/27 BRL 25,249 (200,386) — (200,386)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (2,630,144) — (2,630,144)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA N/A 01/04/27 BRL 256,421 (2,700,472) — (2,700,472)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (19,046) — (19,046)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 4,687 (31,159) — (31,159)
1-day
BZDIOVER At Termination 11.40% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 87,847 (174,253) — (174,253)
1-day
BZDIOVER At Termination 11.78% At Termination Citibank NA N/A 01/04/27 BRL 88,184 — — —
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 398,851 (3,849,752) — (3,849,752)
1-day
BZDIOVER At Termination 9.94% At Termination Barclays Bank plc N/A 01/04/27 BRL 82,900 (716,168) — (716,168)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (2,952,568) — (2,952,568)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 15,351,903 92,895 — 92,895
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 51,117,530 309,315 — 309,315
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 53,254,662 248,325 — 248,325
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 15,993,739 74,578 — 74,578
$ (15,211,998) $ — $ (15,211,998)
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/16/24 USD 17,795 $ 88,793 $ — $ 88,793
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/20/24 USD 696 (53,214) — (53,214)
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/20/24 USD 585 (44,732) — (44,732)
1-day SOFR minus
0.45% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 09/20/24 USD 862 (64,090) — (64,090)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.55%
At
Termination Bank of America NA 09/20/24 USD 645 187,740 — 187,740
Markit iBoxx EUR
Corporates Total
Return Index ..... At Termination 3-mo. EURIBOR Quarterly
JPMorgan Chase Bank
NA 09/20/24 EUR 81,600 32,232 765,833 (733,601)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/06/24 USD 19,494 (38,690) — (38,690)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,930 15,835 — 15,835
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,930 15,835 — 15,835
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,984 16,008 — 16,008
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/20/24 USD 3,012 (2,665) — (2,665)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 994 (946) — (946)
0.00% ........... Quarterly
J.P. Morgan UST
10Y Short Variance
Index Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 1,987 2,595 — 2,595
0.00% ........... Quarterly
J.P. Morgan UST
10Y Short Variance
Index Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 2,983 3,896 — 3,896
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/20/24 USD 2,990 1,115 — 1,115
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/20/24 USD 2,002 747 — 747

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 994 $ (1,534) $ — $ (1,534)
$ 158,925 $ 765,833 $ (606,908)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
03/31/25 $ (53,883,701) $ 72,835
(c)
$ (53,371,648) 0 .4%
Monthly Citibank NA
(d)
02/24/28 (54,333,945) 204,435
(e)
(53,770,288) 0 .3
Monthly
JPMorgan Chase
Bank NA
(f)
04/30/25 (144,355,526) 1,039,892
(g)
(143,582,724) 0 .9
Monthly
Merrill Lynch
International &
Co.
(h)
03/15/28 (212,213,057) 793,355
(i)
(211,317,108) 1 .4
$ 2,110,517 $ (462,041,768)
(b) (d) (f)
Range: 5-174 basis points 0-26 basis points 0-900 basis points
Benchmarks: CHF - Swiss Average Rate O/N (SSARON) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
EUR - 1D Euro Short Term Rate (ESTR) CHF - Swiss Average Rate O/N (SSARON) CAD - Overnight Interbank Rate Overnight
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) CHF - Swiss Average Rate O/N (SSARON)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
GBP - 1D Sterling Overnight Index Average (SONIA) DKK - Denmark Short-Term Rate
NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
EUR - 1D Euro Short Term Rate (ESTR)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
NOK - Norwegian Overnight Weighted Average (NOWA) GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01) SEK - TN Stockholm Interbank Offer Rate (STIBOR) HKD - Overnight Index Average (HONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE)
NOK - Norwegian Overnight Weighted Average (NOWA)
SEK - TN Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1D Rand Overnight Interest Rate Fixing
(RAONON)
(h)
Range: 0-520 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Benchmarks: GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1M Johannesburg Interbank Agreed Rate (JIBAR)
(b) Barclays Bank
(c)
Amount includes $(439,218) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $(359,222) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $267,090 of net dividends and financing fees.
(h) Merill Lynch
(i)
Amount includes $(102,594) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date March 31, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
France
Carrefour SA ............ 124,300 $ 1,761,363 ( 3 .3 ) %
Edenred SE ............. 28,500 1,208,737 ( 2 .3 )
2,970,100
Germany
Northern Data AG ......... 67,631 1,714,552 ( 3 .2 )
Japan
Daikin Industries Ltd. ....... 4,900 682,157 ( 1 .3 )
Hakuhodo DY Holdings, Inc. .. 88,500 647,838 ( 1 .2 )
Mitsubishi Logistics Corp. .... 28,500 937,853 ( 1 .8 )
Shimamura Co. Ltd. ....... 22,400 1,019,969 ( 1 .9 )
Shionogi & Co. Ltd. ........ 19,900 775,076 ( 1 .5 )
Sompo Holdings, Inc. ...... 77,700 1,664,621 ( 3 .1 )
Toei Animation Co. Ltd. ..... 77,800 1,205,275 ( 2 .3 )
Yamazaki Baking Co. Ltd. .... 55,000 1,135,403 ( 2 .1 )
8,068,192
Norway
Telenor ASA ............. 89,400 1,019,011 ( 1 .9 )
Sweden
Sandvik AB ............. 56,000 1,125,282 ( 2 .1 )
United Kingdom
Imperial Brands plc ........ 55,300 1,415,062 ( 2 .6 )
National Grid plc .......... 137,100 1,530,878 ( 2 .9 )
Spirax Group plc .......... 8,800 943,180 ( 1 .8 )
3,889,120
United States
AMC Networks, Inc. , Class A .. 179,997 1,738,771 ( 3 .3 )
Aon plc , Class A .......... 4,000 1,174,320 ( 2 .2 )
Bristol-Myers Squibb Co. .... 70,400 2,923,712 ( 5 .5 )
Conagra Brands, Inc. ....... 46,400 1,318,688 ( 2 .5 )
Delta Air Lines, Inc. ........ 18,500 877,640 ( 1 .6 )
DuPont de Nemours, Inc. .... 16,500 1,328,085 ( 2 .5 )
Intuit, Inc. .............. 1,900 1,248,699 ( 2 .3 )
Johnson & Johnson ........ 23,300 3,405,528 ( 6 .4 )
Netflix, Inc. .............. 2,100 1,417,248 ( 2 .7 )
PACCAR, Inc. ........... 15,200 1,564,688 ( 2 .9 )
Shares Value
% of Basket
Value
United States (continued)
Paramount Global , Class B ... 93,200 $ 968,348 ( 1 .8 ) %
Rockwell Automation, Inc. .... 9,400 2,587,632 ( 4 .8 )
Seagate Technology Holdings
plc ................. 6,300 650,601 ( 1 .2 )
TE Connectivity Ltd. ....... 7,900 1,188,397 ( 2 .2 )
22,392,357
Total Reference Entity — Long ............ 41,178,614
Reference Entity — Short
Common Stocks
Belgium
Anheuser-Busch InBev SA ... (38,300) (2,223,535) 4 .1
Solvay SA .............. (20,800) (733,493) 1 .4
(2,957,028)
China
NIO, Inc. , ADR ........... (121,700) (506,272) 0 .9
Finland
Valmet OYJ ............. (31,800) (910,093) 1 .7
France
Remy Cointreau SA ........ (11,400) (957,870) 1 .8
SOITEC ............... (10,900) (1,210,189) 2 .3
Teleperformance SE ....... (7,500) (792,365) 1 .5
(2,960,424)
Germany
Fresenius SE & Co. KGaA ... (23,200) (693,084) 1 .3
thyssenkrupp AG ......... (161,200) (697,881) 1 .3
(1,390,965)
Italy
Telecom Italia SpA ........ (7,500) (1,794) 0.0
Japan
DMG Mori Co. Ltd. ........ (63,300) (1,655,733) 3 .1
GLP J-Reit .............. (1,300) (1,061,458) 2 .0
Hoshizaki Corp. .......... (24,800) (788,831) 1 .5
Japan Metropolitan Fund Invest (2,200) (1,237,809) 2 .3
Japan Real Estate Investment
Corp. ............... (700) (2,212,561) 4 .1
Kintetsu Group Holdings Co.
Ltd. ................ (63,200) (1,378,488) 2 .6
Kobe Bussan Co. Ltd. ...... (31,200) (695,010) 1 .3

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Japan (continued)
Lasertec Corp. ........... (2,400) $ (538,753) 1 .0%
Mercari, Inc. ............. (77,600) (963,976) 1 .8
Mitsui Chemicals, Inc. ...... (24,600) (681,209) 1 .3
Nippon Express Holdings, Inc. . (48,000) (2,221,465) 4 .2
Nissan Chemical Corp. ..... (47,400) (1,506,596) 2 .8
Olympus Corp. ........... (123,000) (1,985,506) 3 .7
Orient Corp. ............. (139,900) (898,115) 1 .7
Recruit Holdings Co. Ltd. .... (31,900) (1,716,449) 3 .2
Ryohin Keikaku Co. Ltd. ..... (27,900) (464,310) 0 .9
Sankyu, Inc. ............. (41,900) (1,435,249) 2 .7
Shinko Electric Industries Co.
Ltd. ................ (25,200) (881,060) 1 .7
Sumitomo Chemical Co. Ltd. .. (1,180,800) (2,535,406) 4 .8
Sumitomo Corp. .......... (42,900) (1,077,732) 2 .0
Sumitomo Pharma Co. Ltd. ... (402,400) (1,014,258) 1 .9
Taisei Corp. ............. (52,400) (1,949,423) 3 .7
Tokyu Corp. ............. (113,200) (1,249,983) 2 .3
Toyota Industries Corp. ..... (7,400) (629,484) 1 .2
Zenkoku Hosho Co. Ltd. ..... (28,200) (1,040,519) 1 .9
(31,819,383)
Luxembourg
RTL Group SA ........... (43,900) (1,332,985) 2 .5
Netherlands
Aegon Ltd. .............. (286,300) (1,770,171) 3 .3
Euronext NV ............ (8,200) (759,897) 1 .4
JDE Peet's NV ........... (70,600) (1,408,136) 2 .7
(3,938,204)
South Korea
Delivery Hero SE ......... (38,600) (916,928) 1 .7
Sweden
Beijer Ref AB , Class B ...... (45,700) (705,368) 1 .3
Industrivarden AB , Class A ... (40,300) (1,372,781) 2 .6
Lifco AB , Class B ......... (73,200) (2,009,141) 3 .8
(4,087,290)
Switzerland
Bachem Holding AG ....... (12,100) (1,105,665) 2 .1
Clariant AG (Registered) .... (103,600) (1,632,070) 3 .0
(2,737,735)
Taiwan
First Financial Holding Co. Ltd. (1,005,000) (870,681) 1 .6
Formosa Plastics Corp. ..... (174,000) (308,275) 0 .6
Powerchip Semiconductor
Manufacturing Corp. ..... (436,000) (359,908) 0 .7
(1,538,864)
United Kingdom
Ashtead Group plc ........ (22,700) (1,513,493) 2 .9
Coca-Cola Europacific Partners
plc ................. (11,100) (808,857) 1 .5
Entain plc .............. (132,300) (1,049,098) 2 .0
Howden Joinery Group plc ... (61,900) (684,611) 1 .3
Persimmon plc ........... (82,300) (1,396,574) 2 .6
St James's Place plc ....... (196,400) (1,349,632) 2 .5
(6,802,265)
United States
Albemarle Corp. .......... (800) (76,416) 0 .1
American International Group,
Inc. ................. (34,300) (2,546,432) 4 .8
Arch Capital Group Ltd. ..... (11,700) (1,180,413) 2 .2
AutoZone, Inc. ........... (300) (889,230) 1 .7
Bath & Body Works, Inc. .... (25,900) (1,011,395) 1 .9
Shares Value
% of Basket
Value
United States (continued)
Bio-Rad Laboratories, Inc. , Class
A .................. (2,700) $ (737,397) 1 .4%
Boston Properties, Inc. ...... (13,500) (831,060) 1 .6
CH Robinson Worldwide, Inc. . (12,900) (1,136,748) 2 .1
Charter Communications, Inc. ,
Class A .............. (9,700) (2,899,912) 5 .4
Chubb Ltd. .............. (11,300) (2,882,404) 5 .4
CVS Health Corp. ......... (18,100) (1,068,986) 2 .0
EQT Corp. .............. (44,100) (1,630,818) 3 .1
Gartner, Inc. ............. (2,600) (1,167,556) 2 .2
General Dynamics Corp. .... (3,100) (899,434) 1 .7
Hershey Co. (The) ........ (11,700) (2,150,811) 4 .0
Home Depot, Inc. (The) ..... (3,000) (1,032,720) 1 .9
Lamb Weston Holdings, Inc. .. (16,000) (1,345,280) 2 .5
Match Group, Inc. ......... (16,800) (510,384) 1 .0
Occidental Petroleum Corp. .. (20,600) (1,298,418) 2 .4
ONEOK, Inc. ............ (10,500) (856,275) 1 .6
Phillips 66 .............. (6,000) (847,020) 1 .6
Southwest Airlines Co. ...... (37,900) (1,084,319) 2 .0
Synopsys, Inc. ........... (4,500) (2,677,770) 5 .0
Westrock Co. ............ (21,600) (1,085,616) 2 .0
Zebra Technologies Corp. , Class
A .................. (2,600) (803,218) 1 .5
(32,650,032)
Total Reference Entity — Short ............ (94,550,262)
Net Value of Reference Entity — Barclays Bank
plc ................................
$ (53,371,648)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Germany
CTS Eventim AG & Co. KGaA . 10,100 840,819 ( 1 .5 )
Fresenius Medical Care AG .. 20,700 791,087 ( 1 .5 )
1,631,906
Japan
FUJIFILM Holdings Corp. .... 97,100 2,277,646 ( 4 .2 )
Mitsui OSK Lines Ltd. ...... 63,100 1,897,206 ( 3 .5 )
Nihon M&A Center Holdings,
Inc. ................. 195,600 1,013,009 ( 1 .9 )
Rohto Pharmaceutical Co. Ltd. 49,200 1,030,029 ( 1 .9 )
SCREEN Holdings Co. Ltd. .. 7,300 661,810 ( 1 .2 )
Yamaha Motor Co. Ltd. ..... 161,700 1,503,293 ( 2 .8 )
8,382,993
Netherlands
Koninklijke KPN NV ........ 873,900 3,349,427 ( 6 .2 )
Norway
Equinor ASA ............ 31,200 893,687 ( 1 .7 )
Sweden
Boliden AB .............. 38,000 1,222,111 ( 2 .3 )
Volvo AB , Class B ......... 128,300 3,296,596 ( 6 .1 )
4,518,707

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
Switzerland
Julius Baer Group Ltd. ...... 18,000 $ 1,006,780 ( 1 .9 ) %
Straumann Holding AG
(Registered) ........... 6,400 790,007 ( 1 .4 )
1,796,787
United Kingdom
Marks & Spencer Group plc .. 288,200 1,042,055 ( 1 .9 )
Rolls-Royce Holdings plc .... 128,200 736,283 ( 1 .4 )
Sage Group plc (The) ...... 69,200 948,062 ( 1 .8 )
2,726,400
United States
Altria Group, Inc. .......... 24,600 1,120,530 ( 2 .1 )
CRH plc ............... 17,500 1,312,150 ( 2 .4 )
Devon Energy Corp. ....... 37,400 1,772,760 ( 3 .3 )
Kenvue, Inc. ............. 60,000 1,090,800 ( 2 .0 )
Lululemon Athletica, Inc. .... 5,300 1,583,110 ( 2 .9 )
Masco Corp. ............ 20,400 1,360,068 ( 2 .5 )
Norwegian Cruise Line Holdings
Ltd. ................ 36,600 687,714 ( 1 .3 )
PNC Financial Services Group,
Inc. (The) ............ 6,000 932,880 ( 1 .7 )
Principal Financial Group, Inc. . 27,300 2,141,685 ( 4 .0 )
Sanofi SA .............. 10,100 974,075 ( 1 .8 )
Tenaris SA .............. 61,100 939,861 ( 1 .8 )
Ventas, Inc. ............. 19,400 994,444 ( 1 .9 )
14,910,077
Total Reference Entity — Long ............ 38,209,984
Reference Entity — Short
Common Stocks
Belgium
UCB SA ............... (11,300) (1,677,902) 3 .1
Canada
Alimentation Couche-Tard, Inc. (38,000) (2,132,422) 4 .0
BCE, Inc. ............... (80,300) (2,600,850) 4 .8
Canadian Pacific Kansas City
Ltd. ................ (13,300) (1,047,434) 2 .0
Manulife Financial Corp. ..... (32,900) (876,099) 1 .6
(6,656,805)
Finland
Nokia OYJ .............. (365,400) (1,390,736) 2 .6
France
Renault SA ............. (23,700) (1,215,449) 2 .3
Wendel SE ............. (7,300) (645,283) 1 .2
Worldline SA ............ (95,200) (1,037,455) 1 .9
(2,898,187)
Germany
Deutsche Post AG ......... (41,400) (1,681,127) 3 .1
Italy
DiaSorin SpA ............ (21,700) (2,158,713) 4 .0
Nexi SpA ............... (208,800) (1,272,844) 2 .4
(3,431,557)
Japan
Alps Alpine Co. Ltd. ........ (59,900) (574,346) 1 .1
Anritsu Corp. ............ (97,100) (745,448) 1 .4
Calbee, Inc. ............. (53,200) (1,023,008) 1 .9
Chiba Bank Ltd. (The) ...... (138,600) (1,242,311) 2 .3
Hamamatsu Photonics KK ... (30,200) (811,282) 1 .5
Kaneka Corp. ............ (19,700) (518,803) 1 .0
Shares Value
% of Basket
Value
Japan (continued)
Kansai Electric Power Co., Inc.
(The) ............... (32,000) $ (537,338) 1 .0%
Kao Corp. .............. (12,500) (506,087) 0 .9
Koito Manufacturing Co. Ltd. .. (95,200) (1,312,456) 2 .4
Lion Corp. .............. (110,100) (858,145) 1 .6
MatsukiyoCocokara & Co. ... (122,800) (1,763,456) 3 .3
Mitsubishi Corp. .......... (69,300) (1,362,292) 2 .5
Nippon Express Holdings, Inc. . (3,300) (152,726) 0 .3
Nippon Shinyaku Co. Ltd. .... (75,800) (1,532,485) 2 .8
Nomura Real Estate Holdings,
Inc. ................. (41,600) (1,047,214) 1 .9
Nomura Real Estate Master
Fund, Inc. ............ (1,200) (1,065,969) 2 .0
Oriental Land Co. Ltd. ...... (38,000) (1,061,877) 2 .0
Penta-Ocean Construction Co.
Ltd. ................ (382,500) (1,576,279) 2 .9
Relo Group, Inc. .......... (108,800) (1,162,731) 2 .2
Sanken Electric Co. Ltd. ..... (19,900) (852,067) 1 .6
Sawai Group Holdings Co. Ltd. (41,600) (1,688,017) 3 .1
Seibu Holdings, Inc. ....... (50,800) (702,022) 1 .3
SG Holdings Co. Ltd. ....... (96,900) (896,068) 1 .7
SUMCO Corp. ........... (124,400) (1,799,548) 3 .3
Yamaha Corp. ........... (28,200) (662,783) 1 .2
(25,454,758)
Norway
Schibsted ASA , Class A ..... (48,800) (1,440,644) 2 .7
TOMRA Systems ASA ...... (64,700) (771,265) 1 .4
(2,211,909)
Sweden
EQT AB ................ (34,200) (1,002,654) 1 .9
Husqvarna AB , Class B ..... (129,500) (1,035,579) 1 .9
Swedbank AB , Class A ...... (76,700) (1,579,886) 2 .9
(3,618,119)
Switzerland
Cie Financiere Richemont SA . (4,500) (703,273) 1 .3
Temenos AG (Registered) ... (16,400) (1,130,143) 2 .1
(1,833,416)
United Kingdom
Flutter Entertainment plc .... (7,900) (1,436,996) 2 .7
Halma plc .............. (24,500) (835,096) 1 .5
Hargreaves Lansdown plc ... (64,800) (923,689) 1 .7
HSBC Holdings plc ........ (265,700) (2,293,525) 4 .3
Rentokil Initial plc ......... (315,500) (1,832,299) 3 .4
WPP plc ............... (80,300) (735,281) 1 .4
(8,056,886)
United States
Air Products & Chemicals, Inc. (9,500) (2,451,475) 4 .6
Albemarle Corp. .......... (7,500) (716,400) 1 .3
Blackstone, Inc. .......... (7,400) (916,120) 1 .7
Constellation Brands, Inc. , Class
A .................. (11,500) (2,958,720) 5 .5
Domino's Pizza, Inc. ....... (3,200) (1,652,256) 3 .1
Enphase Energy, Inc. ....... (6,500) (648,115) 1 .2
FedEx Corp. ............ (3,100) (929,504) 1 .7
First Solar, Inc. ........... (2,600) (586,196) 1 .1
Fiserv, Inc. .............. (13,500) (2,012,040) 3 .7
GE HealthCare Technologies,
Inc. ................. (16,600) (1,293,472) 2 .4
Live Nation Entertainment, Inc. (6,700) (628,058) 1 .2
Norfolk Southern Corp. ..... (7,600) (1,631,644) 3 .0
O'Reilly Automotive, Inc. .... (700) (739,242) 1 .4
PayPal Holdings, Inc. ...... (11,400) (661,542) 1 .2

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
United States (continued)
Public Service Enterprise Group,
Inc. ................. (28,300) $ (2,085,710) 3 .9%
Revvity, Inc. ............. (9,800) (1,027,628) 1 .9
Simon Property Group, Inc. .. (12,900) (1,958,220) 3 .6
Solventum Corp. .......... (14,200) (750,896) 1 .4
Super Micro Computer, Inc. .. (900) (737,415) 1 .4
Sysco Corp. ............. (17,300) (1,235,047) 2 .3
Tapestry, Inc. ............ (23,600) (1,009,844) 1 .9
Target Corp. ............. (5,800) (858,632) 1 .6
Teradyne, Inc. ........... (8,900) (1,319,781) 2 .4
Viatris, Inc. .............. (106,700) (1,134,221) 2 .1
Walgreens Boots Alliance, Inc. (64,700) (782,546) 1 .5
WW Grainger, Inc. ......... (1,600) (1,443,584) 2 .7
(32,168,308)
Preferred Securities
Germany
FUCHS SE (Preference) .... (19,700) (900,562) 1 .7
Total Reference Entity — Short ............ (91,980,272)
Net Value of Reference Entity — Citibank NA ..
$ (53,770,288)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date April 30, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Macquarie Group Ltd. ...... 10,000 1,360,714 ( 1 .0 )
Metcash Ltd. ............ 756,800 1,780,916 ( 1 .2 )
Transurban Group ......... 299,100 2,466,850 ( 1 .7 )
5,608,480
Belgium
Warehouses De Pauw CVA .. 58,800 1,588,109 ( 1 .1 )
Brazil
Telefonica Brasil SA ........ 171,700 1,400,912 ( 1 .0 )
Canada
Barrick Gold Corp. ........ 57,500 959,139 ( 0 .7 )
Shopify, Inc. , Class A ....... 9,700 641,042 ( 0 .4 )
1,600,181
China
Baidu, Inc. , Class A ........ 41,600 450,364 ( 0 .3 )
BeiGene Ltd. ............ 56,700 619,011 ( 0 .4 )
Budweiser Brewing Co. APAC
Ltd. ................ 1,232,600 1,450,746 ( 1 .0 )
China Mengniu Dairy Co. Ltd. . 552,000 987,868 ( 0 .7 )
CSPC Pharmaceutical Group
Ltd. ................ 950,000 756,570 ( 0 .5 )
Haidilao International Holding
Ltd. ................ 395,000 709,495 ( 0 .5 )
JD.com, Inc. , Class A ....... 45,900 596,116 ( 0 .4 )
Tencent Holdings Ltd. ...... 30,200 1,432,698 ( 1 .0 )
Weichai Power Co. Ltd. , Class H 590,000 1,123,278 ( 0 .8 )
Yum China Holdings, Inc. .... 20,900 644,556 ( 0 .5 )
8,770,702
France
Dassault Systemes SE ..... 38,000 1,428,837 ( 1 .0 )
Eiffage SA .............. 11,700 1,075,305 ( 0 .8 )
Shares Value
% of Basket
Value
France (continued)
Orange SA .............. 102,700 $ 1,030,133 ( 0 .7 ) %
3,534,275
Hong Kong
AIA Group Ltd. ........... 173,600 1,174,534 ( 0 .8 )
Italy
Buzzi SpA .............. 30,000 1,208,038 ( 0 .8 )
Japan
Credit Saison Co. Ltd. ...... 46,200 961,910 ( 0 .7 )
Daiichi Sankyo Co. Ltd. ..... 34,500 1,199,004 ( 0 .8 )
Food & Life Cos. Ltd. ....... 43,700 708,398 ( 0 .5 )
Goldwin, Inc. ............ 22,700 1,243,217 ( 0 .9 )
Jeol Ltd. ............... 12,400 563,116 ( 0 .4 )
Kamigumi Co. Ltd. ........ 101,400 2,094,886 ( 1 .5 )
Kawasaki Kisen Kaisha Ltd. .. 54,400 793,309 ( 0 .5 )
Mabuchi Motor Co. Ltd. ..... 114,600 1,710,714 ( 1 .2 )
Makita Corp. ............ 22,700 621,480 ( 0 .4 )
Medipal Holdings Corp. ..... 101,300 1,544,350 ( 1 .1 )
Mitsubishi Electric Corp. ..... 88,200 1,413,416 ( 1 .0 )
Mitsui Mining & Smelting Co.
Ltd. ................ 37,200 1,192,082 ( 0 .8 )
Morinaga Milk Industry Co. Ltd. 51,200 1,077,333 ( 0 .7 )
MS&AD Insurance Group
Holdings, Inc. .......... 95,900 2,141,065 ( 1 .5 )
NSK Ltd. ............... 162,100 790,770 ( 0 .5 )
Panasonic Holdings Corp. ... 116,500 957,688 ( 0 .7 )
Rakus Co. Ltd. ........... 121,200 1,572,563 ( 1 .1 )
TIS, Inc. ............... 65,800 1,278,365 ( 0 .9 )
21,863,666
Mexico
Wal-Mart de Mexico SAB de CV 449,900 1,536,718 ( 1 .1 )
Netherlands
Koninklijke Vopak NV ...... 41,500 1,724,164 ( 1 .2 )
Wolters Kluwer NV ........ 5,500 908,260 ( 0 .7 )
2,632,424
Norway
Norsk Hydro ASA ......... 112,800 703,250 ( 0 .5 )
Peru
Credicorp Ltd. ........... 8,700 1,403,571 ( 1 .0 )
South Africa
Discovery Ltd. ........... 232,400 1,720,479 ( 1 .2 )
South Korea
BNK Financial Group, Inc. ... 170,000 1,044,938 ( 0 .7 )
Doosan Enerbility Co. Ltd. ... 66,400 965,307 ( 0 .7 )
Hanmi Pharm Co. Ltd. ...... 3,700 724,334 ( 0 .5 )
Krafton, Inc. ............. 2,300 467,866 ( 0 .3 )
3,202,445
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 237,200 2,381,130 ( 1 .7 )
Sweden
Evolution AB ............ 12,400 1,290,708 ( 0 .9 )
Switzerland
Banque Cantonale Vaudoise
(Registered) ........... 19,600 2,079,611 ( 1 .4 )
Flughafen Zurich AG
(Registered) ........... 3,600 796,895 ( 0 .6 )
SGS SA (Registered) ....... 20,600 1,836,529 ( 1 .3 )

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
Switzerland (continued)
UBS Group AG (Registered) .. 25,000 $ 734,254 ( 0 .5 ) %
5,447,289
Taiwan
Advantech Co. Ltd. ........ 92,000 1,047,402 ( 0 .7 )
Quanta Computer, Inc. ...... 114,000 1,089,800 ( 0 .8 )
Realtek Semiconductor Corp. . 96,000 1,610,999 ( 1 .1 )
Yang Ming Marine Transport
Corp. ............... 221,000 508,195 ( 0 .3 )
4,256,396
United Kingdom
Barclays plc ............. 343,300 907,142 ( 0 .6 )
J Sainsbury plc ........... 653,500 2,105,482 ( 1 .5 )
3,012,624
United States
American Water Works Co., Inc. 9,900 1,278,684 ( 0 .9 )
Bunge Global SA ......... 8,700 928,899 ( 0 .6 )
Centene Corp. ........... 10,100 669,630 ( 0 .5 )
Customers Bancorp, Inc. .... 119,361 5,726,941 ( 4 .0 )
Dexcom, Inc. ............ 9,500 1,077,110 ( 0 .8 )
DoorDash, Inc. , Class A ..... 8,300 902,874 ( 0 .6 )
Eagle Bancorp, Inc. ........ 65,550 1,238,895 ( 0 .9 )
Eversource Energy ........ 38,100 2,160,651 ( 1 .5 )
Healthpeak Properties, Inc. ... 42,500 833,000 ( 0 .6 )
Invesco Ltd. ............. 64,100 958,936 ( 0 .7 )
James Hardie Industries plc ,
CDI ................ 23,400 732,364 ( 0 .5 )
Kenvue, Inc. ............. 35,000 636,300 ( 0 .4 )
Lam Research Corp. ....... 1,300 1,384,305 ( 1 .0 )
New York Community Bancorp,
Inc. ................. 2,149,915 6,922,726 ( 4 .8 )
Old Dominion Freight Line, Inc. 6,600 1,165,560 ( 0 .8 )
Royal Caribbean Cruises Ltd. . 7,100 1,131,953 ( 0 .8 )
SBA Communications Corp. .. 3,300 647,790 ( 0 .5 )
ServiceNow, Inc. .......... 2,200 1,730,674 ( 1 .2 )
Snowflake, Inc. , Class A ..... 4,600 621,414 ( 0 .4 )
T. Rowe Price Group, Inc. .... 6,600 761,046 ( 0 .5 )
United Rentals, Inc. ........ 1,100 711,403 ( 0 .5 )
Western Digital Corp. ....... 10,000 757,700 ( 0 .5 )
Wynn Resorts Ltd. ........ 8,100 724,950 ( 0 .5 )
33,703,805
Total Reference Entity — Long ............ 108,039,736
Reference Entity — Short
Investment Companies
United States
Invesco Preferred ETF ...... (1,000,000) (11,550,000) 8 .0
iShares iBoxx $ Investment
Grade Corporate Bond ETF (432,931) (46,375,569) 32 .3
iShares Preferred & Income
Securities ETF ......... (500,000) (15,775,000) 11 .0
Vanguard Intermediate-Term
Corporate Bond ETF ..... (786,291) (62,848,240) 43 .8
(136,548,809)
Common Stocks
Australia
Altium Ltd. .............. (50,900) (2,301,311) 1 .6
CAR Group Ltd. .......... (58,800) (1,376,634) 0 .9
Computershare Ltd. ........ (59,400) (1,038,896) 0 .7
Endeavour Group Ltd. ...... (247,000) (828,273) 0 .6
IDP Education Ltd. ........ (23,700) (238,504) 0 .2
Lynas Rare Earths Ltd. ..... (470,100) (1,851,968) 1 .3
Shares Value
% of Basket
Value
Australia (continued)
Mineral Resources Ltd. ..... (44,600) $ (1,595,593) 1 .1%
Perpetual Ltd. ............ (62,000) (876,832) 0 .6
Pro Medicus Ltd. .......... (11,000) (1,044,697) 0 .7
SEEK Ltd. .............. (119,900) (1,701,810) 1 .2
Seven Group Holdings Ltd. ... (23,000) (574,590) 0 .4
Sonic Healthcare Ltd. ...... (40,500) (707,280) 0 .5
Treasury Wine Estates Ltd. ... (254,400) (2,104,998) 1 .5
WiseTech Global Ltd. ....... (19,200) (1,276,395) 0 .9
(17,517,781)
Belgium
Groupe Bruxelles Lambert NV . (14,300) (1,018,181) 0 .7
Lotus Bakeries NV ........ (100) (1,031,325) 0 .7
(2,049,506)
Brazil
Alupar Investimento SA ..... (80,616) (429,320) 0 .3
Atacadao SA ............ (313,700) (508,421) 0 .4
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (79,900) (1,072,127) 0 .7
Cia Siderurgica Nacional SA .. (338,865) (780,770) 0 .5
Eneva SA .............. (440,778) (1,005,334) 0 .7
PRIO SA ............... (82,600) (647,933) 0 .5
(4,443,905)
China
Agricultural Bank of China Ltd. ,
Class H .............. (2,067,000) (882,271) 0 .6
Anhui Conch Cement Co. Ltd. ,
Class H .............. (1,100,500) (2,617,761) 1 .8
Bank of China Ltd. , Class H .. (3,907,000) (1,925,397) 1 .3
Bank of Communications Co.
Ltd. , Class H .......... (2,449,000) (1,919,724) 1 .3
China Everbright Bank Co. Ltd. ,
Class H .............. (1,922,000) (597,420) 0 .4
China Resources Power
Holdings Co. Ltd. ....... (408,000) (1,250,055) 0 .9
NIO, Inc. , ADR ........... (21,600) (89,856) 0 .1
PICC Property & Casualty Co.
Ltd. , Class H .......... (1,004,000) (1,244,718) 0 .9
Postal Savings Bank of China
Co. Ltd. , Class H ....... (2,887,000) (1,690,364) 1 .2
(12,217,566)
Denmark
Coloplast A/S , Class B ...... (17,500) (2,103,731) 1 .5
France
Alstom SA .............. (72,720) (1,226,409) 0 .9
Germany
Beiersdorf AG ............ (14,300) (2,093,032) 1 .5
Hong Kong
Hang Seng Bank Ltd. ...... (131,900) (1,695,753) 1 .2
Henderson Land Development
Co. Ltd. .............. (360,000) (965,222) 0 .7
Sino Land Co. Ltd. ........ (626,000) (644,217) 0 .4
(3,305,192)
Italy
Davide Campari-Milano NV .. (171,831) (1,626,855) 1 .1
Telecom Italia SpA ........ (4,166,900) (996,635) 0 .7
(2,623,490)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Japan
K's Holdings Corp. ........ (124,000) $ (1,168,242) 0 .8%
McDonald's Holdings Co. Japan
Ltd. ................ (26,400) (1,041,881) 0 .7
OKUMA Corp. ........... (20,400) (924,253) 0 .7
Rakuten Group, Inc. ....... (261,000) (1,352,094) 0 .9
Seven & i Holdings Co. Ltd. .. (65,800) (804,087) 0 .6
Sharp Corp. ............. (153,000) (885,289) 0 .6
Shinko Electric Industries Co.
Ltd. ................ (17,600) (615,344) 0 .4
Suzuki Motor Corp. ........ (103,500) (1,194,868) 0 .8
Tokyo Ohka Kogyo Co. Ltd. .. (45,100) (1,230,577) 0 .9
(9,216,635)
Luxembourg
L'Occitane International SA ... (136,750) (581,390) 0 .4
Reinet Investments SCA .... (37,600) (949,623) 0 .7
RTL Group SA ........... (1,300) (39,473) 0.0
(1,570,486)
Mexico
Alfa SAB de CV , Class A .... (2,877,000) (1,676,350) 1 .2
Grupo Bimbo SAB de CV .... (258,900) (914,322) 0 .6
Industrias Penoles SAB de CV (43,200) (560,833) 0 .4
(3,151,505)
Netherlands
ASR Nederland NV ........ (29,800) (1,418,737) 1 .0
Poland
ORLEN SA ............. (151,600) (2,547,012) 1 .8
Singapore
SATS Ltd. .............. (688,431) (1,444,100) 1 .0
South Africa
Aspen Pharmacare Holdings
Ltd. ................ (70,300) (901,502) 0 .6
Growthpoint Properties Ltd. .. (3,636,000) (2,434,159) 1 .7
Impala Platinum Holdings Ltd. . (240,200) (1,192,937) 0 .8
(4,528,598)
South Korea
Coway Co. Ltd. ........... (12,374) (573,571) 0 .4
Spain
Endesa SA ............. (39,100) (734,649) 0 .5
Grifols SA , Class A ........ (111,500) (942,957) 0 .7
(1,677,606)
Sweden
Securitas AB , Class B ...... (132,800) (1,316,357) 0 .9
Skanska AB , Class B ....... (43,400) (782,952) 0 .6
(2,099,309)
Switzerland
Baloise Holding AG (Registered) (9,800) (1,727,771) 1 .2
Helvetia Holding AG
(Registered) ........... (16,000) (2,162,556) 1 .5
Swiss Life Holding AG
(Registered) ........... (4,600) (3,376,090) 2 .4
(7,266,417)
Taiwan
Chailease Holding Co. Ltd. ... (151,265) (713,969) 0 .5
E.Sun Financial Holding Co. Ltd. (1,094,000) (963,132) 0 .7
First Financial Holding Co. Ltd. (2,796,127) (2,422,423) 1 .7
Formosa Plastics Corp. ..... (841,789) (1,491,390) 1 .0
Lite-On Technology Corp. .... (14,133) (45,911) 0.0
Shares Value
% of Basket
Value
Taiwan (continued)
Powerchip Semiconductor
Manufacturing Corp. ..... (711,000) $ (586,915) 0 .4%
Yuanta Financial Holding Co.
Ltd. ................ (1,637,120) (1,614,521) 1 .1
(7,838,261)
United Kingdom
Diageo plc .............. (42,000) (1,318,548) 0 .9
RS GROUP plc ........... (115,400) (1,019,837) 0 .7
(2,338,385)
United States
Atlantic Union Bankshares Corp. (30,170) (991,084) 0 .7
Best Buy Co., Inc. ......... (12,400) (1,045,196) 0 .7
Brookline Bancorp, Inc. ..... (108,316) (904,439) 0 .6
Cognizant Technology Solutions
Corp. , Class A ......... (37,700) (2,563,600) 1 .8
Community Financial System,
Inc. ................. (28,734) (1,356,532) 0 .9
CVB Financial Corp. ....... (72,435) (1,248,779) 0 .9
Dime Community Bancshares,
Inc. ................. (4,130) (84,252) 0 .1
First BanCorp ............ (32,496) (1,037,272) 0 .7
GE HealthCare Technologies,
Inc. ................. (13,200) (1,028,544) 0 .7
Independent Bank Group, Inc. . (34,553) (1,572,852) 1 .1
Iron Mountain, Inc. ........ (10,500) (941,010) 0 .7
OceanFirst Financial Corp. ... (92,629) (1,471,875) 1 .0
Provident Financial Services,
Inc. ................. (100,014) (1,435,201) 1 .0
Sandy Spring Bancorp, Inc. .. (70,405) (1,715,066) 1 .2
Valley National Bancorp ..... (224,356) (1,566,005) 1 .1
Waters Corp. ............ (2,100) (609,252) 0 .4
Xylem, Inc. .............. (16,600) (2,251,458) 1 .6
(21,822,417)
Total Reference Entity — Short ............ (251,622,460)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (143,582,724)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
AMP Ltd. ............... 1,511,000 1,097,271 ( 0 .5 )
Ansell Ltd. .............. 49,800 878,738 ( 0 .4 )
BHP Group Ltd. .......... 26,000 743,131 ( 0 .4 )
Brambles Ltd. ............ 158,900 1,533,374 ( 0 .7 )
Coles Group Ltd. ......... 177,300 2,008,562 ( 1 .0 )
Steadfast Group Ltd. ....... 350,300 1,437,678 ( 0 .7 )
Wesfarmers Ltd. .......... 19,600 848,710 ( 0 .4 )
Woolworths Group Ltd. ..... 57,200 1,284,254 ( 0 .6 )
9,831,718
Belgium
Liberty Global Ltd. , Class A ... 121,654 2,120,429 ( 1 .0 )
Brazil
B3 SA - Brasil Bolsa Balcao .. 1,152,500 2,109,099 ( 1 .0 )
Lojas Renner SA .......... 376,300 843,462 ( 0 .4 )

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
Brazil (continued)
M Dias Branco SA ......... 79,500 $ 419,110 ( 0 .2 ) %
Multiplan Empreendimentos
Imobiliarios SA ......... 162,200 657,203 ( 0 .3 )
4,028,874
Canada
Enbridge, Inc. ............ 54,100 1,924,672 ( 0 .9 )
Franco-Nevada Corp. ...... 13,000 1,541,318 ( 0 .7 )
Magna International, Inc. .... 22,800 955,632 ( 0 .4 )
Power Corp. of Canada ..... 144,700 4,021,413 ( 1 .9 )
8,443,035
China
China Tower Corp. Ltd. , Class H 6,182,000 799,031 ( 0 .4 )
Kuaishou Technology ....... 149,000 874,608 ( 0 .4 )
Lenovo Group Ltd. ........ 386,000 541,711 ( 0 .3 )
Li Auto, Inc. , Class A ....... 92,100 824,800 ( 0 .4 )
Nongfu Spring Co. Ltd. , Class H 370,000 1,757,456 ( 0 .8 )
PDD Holdings, Inc. , ADR .... 13,100 1,741,645 ( 0 .8 )
Prosus NV .............. 22,700 807,178 ( 0 .4 )
Xiaomi Corp. , Class B ...... 283,000 594,925 ( 0 .3 )
7,941,354
Denmark
AP Moller - Maersk A/S , Class B 800 1,387,477 ( 0 .7 )
Vestas Wind Systems A/S ... 46,900 1,087,516 ( 0 .5 )
2,474,993
Finland
Elisa OYJ .............. 42,700 1,954,927 ( 0 .9 )
France
Bouygues SA ............ 31,900 1,025,406 ( 0 .5 )
Eurazeo SE ............. 29,800 2,376,206 ( 1 .1 )
La Francaise des Jeux SAEM . 29,900 1,018,396 ( 0 .5 )
Neoen SA .............. 23,400 946,409 ( 0 .4 )
5,366,417
Germany
ADLER Group SA ......... 6,045 1,046 (0.0)
Evonik Industries AG ....... 84,200 1,718,081 ( 0 .8 )
RWE AG ............... 39,800 1,365,353 ( 0 .7 )
3,084,480
Hong Kong
Hongkong Land Holdings Ltd. . 253,300 816,077 ( 0 .4 )
New World Development Co.
Ltd. ................ 1,192,000 1,115,503 ( 0 .5 )
Yue Yuen Industrial Holdings
Ltd. ................ 241,000 464,294 ( 0 .2 )
2,395,874
Italy
Mediobanca Banca di Credito
Finanziario SpA ........ 176,100 2,577,759 ( 1 .2 )
Japan
Alfresa Holdings Corp. ...... 172,800 2,375,010 ( 1 .1 )
Asahi Intecc Co. Ltd. ....... 67,100 942,018 ( 0 .4 )
Azbil Corp. .............. 27,900 779,311 ( 0 .4 )
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 72,100 903,883 ( 0 .4 )
COMSYS Holdings Corp. .... 79,700 1,538,538 ( 0 .7 )
Daicel Corp. ............. 60,500 582,599 ( 0 .3 )
DIC Corp. .............. 88,700 1,687,981 ( 0 .8 )
GMO Payment Gateway, Inc. . 9,300 514,908 ( 0 .2 )
Idemitsu Kosan Co. Ltd. ..... 101,400 659,056 ( 0 .3 )
Ito En Ltd. .............. 97,100 2,107,280 ( 1 .0 )
Shares Value
% of Basket
Value
Japan (continued)
Kajima Corp. ............ 47,600 $ 825,669 ( 0 .4 ) %
Kuraray Co. Ltd. .......... 147,200 1,703,140 ( 0 .8 )
Mitsui High-Tec, Inc. ....... 27,700 1,084,095 ( 0 .5 )
Morinaga & Co. Ltd. ....... 188,700 2,931,109 ( 1 .4 )
NH Foods Ltd. ........... 25,000 750,756 ( 0 .4 )
Nippon Paint Holdings Co. Ltd. 202,100 1,321,124 ( 0 .6 )
Nomura Research Institute Ltd. 27,200 768,773 ( 0 .4 )
Odakyu Electric Railway Co. Ltd. 87,100 844,781 ( 0 .4 )
Ship Healthcare Holdings, Inc. 77,100 1,142,737 ( 0 .5 )
Sumitomo Rubber Industries
Ltd. ................ 200,200 2,008,593 ( 1 .0 )
TechnoPro Holdings, Inc. .... 82,800 1,356,174 ( 0 .6 )
Toyo Tire Corp. ........... 35,400 568,124 ( 0 .3 )
Toyota Tsusho Corp. ....... 53,400 1,043,603 ( 0 .5 )
Trend Micro, Inc. .......... 25,900 1,055,705 ( 0 .5 )
29,494,967
Mexico
Cemex SAB de CV ........ 2,107,400 1,347,723 ( 0 .6 )
Grupo Financiero Banorte SAB
de CV , Class O ......... 120,700 939,342 ( 0 .5 )
2,287,065
Netherlands
Koninklijke Ahold Delhaize NV . 50,100 1,474,297 ( 0 .7 )
NN Group NV ............ 22,200 1,031,822 ( 0 .5 )
2,506,119
New Zealand
Xero Ltd. ............... 6,200 560,706 ( 0 .3 )
Poland
Powszechny Zaklad Ubezpieczen
SA ................. 171,600 2,190,851 ( 1 .0 )
Singapore
UOL Group Ltd. .......... 465,000 1,781,629 ( 0 .8 )
South Africa
FirstRand Ltd. ........... 166,400 705,739 ( 0 .4 )
Nedbank Group Ltd. ....... 124,300 1,759,700 ( 0 .8 )
2,465,439
South Korea
KCC Corp. .............. 4,200 936,286 ( 0 .4 )
Sweden
Skandinaviska Enskilda Banken
AB , Class A ........... 82,700 1,222,693 ( 0 .6 )
SSAB AB , Class A ......... 122,500 674,640 ( 0 .3 )
Trelleborg AB , Class B ...... 28,300 1,101,328 ( 0 .5 )
2,998,661
Switzerland
Kuehne + Nagel International AG
(Registered) ........... 4,600 1,323,798 ( 0 .6 )
PSP Swiss Property AG
(Registered) ........... 9,600 1,232,353 ( 0 .6 )
Swiss Prime Site AG
(Registered) ........... 19,300 1,827,614 ( 0 .9 )
4,383,765
Taiwan
ASMedia Technology, Inc. ... 18,000 1,236,994 ( 0 .6 )
Chicony Electronics Co. Ltd. .. 199,000 1,046,984 ( 0 .5 )
Compal Electronics, Inc. ..... 1,283,000 1,367,683 ( 0 .6 )
Genius Electronic Optical Co.
Ltd. ................ 83,000 1,689,376 ( 0 .8 )
MediaTek, Inc. ........... 28,000 1,205,915 ( 0 .6 )

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Taiwan (continued)
Powertech Technology, Inc. .. 109,000 $ 630,265 ( 0 .3 ) %
Wistron Corp. ............ 187,000 606,923 ( 0 .3 )
7,784,140
United Kingdom
Aviva plc ............... 193,600 1,166,112 ( 0 .6 )
British Land Co. plc (The) .... 181,900 945,484 ( 0 .4 )
ConvaTec Group plc ....... 231,700 686,462 ( 0 .3 )
EnQuest plc ............. 4,891,224 839,651 ( 0 .4 )
Hiscox Ltd. .............. 84,300 1,223,629 ( 0 .6 )
Johnson Matthey plc ....... 58,600 1,160,775 ( 0 .5 )
M&G plc ............... 563,700 1,449,171 ( 0 .7 )
NatWest Group plc ........ 249,500 981,557 ( 0 .5 )
Synthomer plc ........... 588,203 1,906,945 ( 0 .9 )
10,359,786
United States
Adobe, Inc. ............. 2,400 1,333,296 ( 0 .6 )
Atlassian Corp. , Class A ..... 12,500 2,211,000 ( 1 .0 )
Block, Inc. , Class A ........ 9,500 612,655 ( 0 .3 )
Booking Holdings, Inc. ...... 200 792,300 ( 0 .4 )
Carnival Corp. ........... 82,500 1,544,400 ( 0 .7 )
Citigroup, Inc. ............ 22,000 1,396,120 ( 0 .7 )
CRH plc ............... 16,700 1,237,541 ( 0 .6 )
Cummins, Inc. ........... 8,900 2,464,677 ( 1 .2 )
Deckers Outdoor Corp. ..... 1,700 1,645,515 ( 0 .8 )
Fortinet, Inc. ............. 12,400 747,348 ( 0 .4 )
Franklin Resources, Inc. ..... 105,200 2,351,220 ( 1 .1 )
General Mills, Inc. ......... 18,200 1,151,332 ( 0 .5 )
General Motors Co. ........ 23,200 1,077,872 ( 0 .5 )
Holcim AG .............. 18,900 1,670,610 ( 0 .8 )
Hormel Foods Corp. ....... 38,800 1,183,012 ( 0 .6 )
IDEX Corp. ............. 10,000 2,012,000 ( 1 .0 )
Jabil, Inc. ............... 7,100 772,409 ( 0 .4 )
Lockheed Martin Corp. ...... 3,800 1,774,980 ( 0 .8 )
MSCI, Inc. .............. 3,000 1,445,250 ( 0 .7 )
Prologis, Inc. ............ 8,700 977,097 ( 0 .5 )
Southwest Airlines Co. ...... 10,000 286,100 ( 0 .1 )
State Street Corp. ......... 40,900 3,026,600 ( 1 .4 )
United Parcel Service, Inc. , Class
B .................. 5,700 780,045 ( 0 .4 )
Walt Disney Co. (The) ...... 10,700 1,062,403 ( 0 .5 )
33,555,782
Preferred Securities
Brazil
Cia Energetica de Minas Gerais
(Preference) .......... 577,150 1,019,028 ( 0 .5 )
Total Reference Entity — Long ............ 152,544,084
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (255,683) (27,388,763) 13 .0
iShares Preferred & Income
Securities ETF ......... (815,000) (25,713,250) 12 .2
SPDR Bloomberg High Yield
Bond ETF ............ (635,565) (59,914,712) 28 .4
Vanguard Long-Term Corporate
Bond ETF ............ (275,000) (20,861,500) 9 .9
Vanguard Short-Term Corporate
Bond ETF ............ (1,800,000) (139,095,000) 65 .8
(272,973,225)
Shares Value
% of Basket
Value
Common Stocks
Australia
IDP Education Ltd. ........ (61,600) $ (619,909) 0 .3%
Pilbara Minerals Ltd. ....... (304,700) (620,001) 0 .3
(1,239,910)
Brazil
Atacadao SA ............ (127,300) (206,318) 0 .1
Localiza Rent a Car SA ..... (211,295) (1,584,117) 0 .7
Sendas Distribuidora S/A .... (413,600) (763,555) 0 .4
(2,553,990)
Canada
Constellation Software, Inc. .. (600) (1,728,832) 0 .8
Saputo, Inc. ............. (79,100) (1,776,216) 0 .8
(3,505,048)
China
China Everbright Bank Co. Ltd. ,
Class H .............. (3,221,000) (1,001,192) 0 .5
Guangzhou Automobile Group
Co. Ltd. , Class H ....... (4,550,000) (1,604,667) 0 .8
iQIYI, Inc. , ADR .......... (365,750) (1,342,302) 0 .6
Tencent Holdings Ltd. ...... (57,100) (2,708,843) 1 .3
Trip.com Group Ltd. , ADR ... (69,800) (3,280,600) 1 .6
Wharf Holdings Ltd. (The) .... (453,000) (1,272,878) 0 .6
Zijin Mining Group Co. Ltd. ,
Class H .............. (3,014,000) (6,350,523) 3 .0
(17,561,005)
Italy
Telecom Italia SpA ........ (466,300) (111,529) 0.0
Japan
Daiwa House Industry Co. Ltd. (135,000) (3,437,084) 1 .6
Ibiden Co. Ltd. ........... (56,100) (2,296,303) 1 .1
Iida Group Holdings Co. Ltd. .. (104,100) (1,375,395) 0 .7
INFRONEER Holdings, Inc. .. (36,200) (294,595) 0 .1
JAFCO Group Co. Ltd. ...... (52,000) (615,042) 0 .3
JFE Holdings, Inc. ......... (379,100) (5,471,410) 2 .6
Kansai Paint Co. Ltd. ....... (221,900) (3,587,805) 1 .7
Kobe Steel Ltd. ........... (238,000) (2,960,732) 1 .4
Nagoya Railroad Co. Ltd. .... (571,000) (6,244,438) 3 .0
Obara Group, Inc. ......... (77,000) (2,000,675) 0 .9
OSG Corp. .............. (93,800) (1,148,728) 0 .5
Rohm Co. Ltd. ........... (511,100) (6,832,222) 3 .2
Sanrio Co. Ltd. ........... (271,200) (5,017,191) 2 .4
Taiyo Yuden Co. Ltd. ....... (107,800) (2,735,641) 1 .3
(44,017,261)
Macau
Wynn Macau Ltd. ......... (6,744,800) (5,514,427) 2 .6
Singapore
Jardine Cycle & Carriage Ltd. . (45,000) (880,396) 0 .4
Switzerland
Tecan Group AG (Registered) . (2,500) (837,043) 0 .4
United States
Air Transport Services Group,
Inc. ................. (34,000) (471,580) 0 .2
Arthur J Gallagher & Co. .... (5,500) (1,426,205) 0 .7
Brandywine Realty Trust .... (12,500) (56,000) 0.0
CDW Corp. ............. (3,600) (805,824) 0 .4
Celanese Corp. .......... (10,800) (1,456,812) 0 .7
Corning, Inc. ............ (57,300) (2,226,105) 1 .1
Frontier Communications Parent,
Inc. ................. (60,500) (1,583,890) 0 .7

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
United States (continued)
MicroStrategy, Inc. , Class A .. (2,670) $ (3,677,872) 1 .7%
T-Mobile US, Inc. ......... (16,800) (2,959,824) 1 .4
(14,664,112)
Shares Value
% of Basket
Value
Rights
Brazil
Localiza Rent a Car SA ..... (2,135) $ (3,246) 0.0%
Total Reference Entity — Short ............ (363,861,192)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (211,317,108)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day ESTR ......................................... Euro Short-Term Rate 3 .66
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .96
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .86
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4 .80
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
1-day SONIA ......................................... Sterling Overnight Index Average 5 .20
1-day SORA ......................................... Singapore Overnight Rate Average 3 .43
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .48
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .08
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .30
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .24
3-mo. BBR .......................................... Australian Bank Bill Rate 4 .45
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .60
3-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .71
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4 .75
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 4 .71
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .75
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .74
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .68
6-mo. TIBOR ......................................... Tokyo Interbank Offered Rate 0 .31
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .76
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 28,343,593 $ (158,088,820) $ 412,946,622 $ (592,708,732) $ —
OTC Swaps ..................................................... 82,931,110 (30,838,391) 19,484,505 (43,676,199) —
Options Written ................................................... N/A N/A 32,164,612 (19,291,434) (142,013,705)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ 723,526 $ — $ 1,437,543 $ — $ 32,032,417 $ — $ 34,193,486
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 124,218,571 — — 124,218,571
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 5,666,335 9,360,616 29,039,085 39,196,124 — 83,262,160
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 7,192,640 — — 405,421,462 332,520 412,946,622
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 91,412,765 2,443,081 20,109 8,539,660 — 102,415,615
$ 723,526 $ 104,271,740 $ 13,241,240 $ 153,277,765 $ 485,189,663 $ 332,520 $ 757,036,454
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 264,029 $ — $ 836,964 $ — $ 35,390,835 $ — $ 36,491,828
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 43,579,277 — — 43,579,277
Options written
(b)
Options written at value ..................... — 4,268,121 4,735,720 18,141,006 114,868,858 — 142,013,705
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 5,767,770 — — 586,930,207 10,755 592,708,732
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 50,589,293 205,871 — 23,719,426 — 74,514,590
$ 264,029 $ 60,625,184 $ 5,778,555 $ 61,720,283 $ 760,909,326 $ 10,755 $ 889,308,132
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ 15,588,738 $ — $ (46,688,908) $ — $ 82,874,489 $ — $ 51,774,319
Forward foreign currency exchange contracts .... — — — 213,500,956 — — 213,500,956
Options purchased
(a)
..................... — (6,265,444) 41,405,866 (49,290,171) (50,655,721) (460,931) (65,266,401)
Options written ........................ — 2,131,472 11,147,782 27,228,375 71,298,203 — 111,805,832
Swaps .............................. — (45,713,710) (3,320,522) 575,590 (29,270,490) 798,430 (76,930,702)
$ 15,588,738 $ (49,847,682) $ 2,544,218 $ 192,014,750 $ 74,246,481 $ 337,499 $ 234,884,004
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ 406,783 $ — $ 3,702,122 $ — $ 201,097,103 $ — $ 205,206,008
Forward foreign currency exchange contracts .... — — — 201,024,426 — — 201,024,426
Options purchased
(b)
..................... — 632,716 4,085,331 191,275 (61,655,254) 1,756,785 (54,989,147)
Options written ........................ — (1,730,452) 1,287,187 (888,512) 7,295,561 — 5,963,784
Swaps .............................. — 15,082,599 7,027,466 20,109 (376,826,138) (76,308) (354,772,272)
$ 406,783 $ 13,984,863 $ 16,102,106 $ 200,347,298 $ (230,088,728) $ 1,680,477 $ 2,432,799
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 9,991,564,222
Average notional value of contracts — short ................................................................................. $ 18,293,192,456
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 16,292,500,776
Average amounts sold — in USD ........................................................................................ $ 3,588,613,762
Options
Average value of option contracts purchased ................................................................................ $ 55,708,388
Average value of option contracts written ................................................................................... $ 27,472,392
Average notional value of swaption contracts purchased ......................................................................... $ 8,626,699,051
Average notional value of swaption contracts written ........................................................................... $ 20,834,314,815
Structured options:
Average notional value ............................................................................................... $ 3,744,163
Credit default swaps
Average notional value — buy protection ................................................................................... $ 5,056,502,798
Average notional value — sell protection ................................................................................... $ 1,612,989,599
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 25,608,826,229
Average notional value — receives fixed rate ................................................................................ $ 46,879,698,313
Currency swaps:
Average notional value — pays .......................................................................................... $ 239,231,449
Average notional value — receives ....................................................................................... $ 15,386,368,030
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 90,888,572
Average notional value — receives fixed rate ................................................................................ $ 105,382,069
Total return swaps
Average notional value ............................................................................................... $ 1,277,306,879
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 1,971,724
Futures contracts .................................................................................... $ 35,318,572 $ 5,710,919
Forward f oreign currency exchange contracts ................................................................. 124,218,571 43,579,277
Options
(a) (b)
........................................................................................ 83,262,160 142,013,705
Swaps — centrally cleared .............................................................................. 156,138 —
Swaps — OTC
(c)
..................................................................................... 102,415,615 74,514,590
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 345,371,056 $ 265,818,491
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(46,374,151) (12,289,399)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 298,996,905 $ 253,529,092
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statements of Assets and Liabilities.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 41,556,397 $ (41,556,397) $ — $ — $ —
Barclays Bank plc ................................ 17,237,891 (17,237,891) — — —
BNP Paribas SA ................................. 15,645,397 (13,532,860) — — 2,112,537
Citibank NA .................................... 48,138,075 (25,825,433) — (20,117,376) 2,195,266
Citigroup Global Markets, Inc. ........................ 826,683 (267,933) — (558,750) —
Commonwealth Bank of Australia ..................... 2,494 (2,494) — — —
Credit Agricole Corporate & Investment Bank SA ........... 875,554 (460,582) — (330,000) 84,972
Deutsche Bank AG ............................... 21,078,247 (20,071,649) — — 1,006,598
Goldman Sachs International ........................ 41,168,512 (33,590,338) — (2,720,000) 4,858,174
HSBC Bank plc .................................. 14,093,693 (5,881,117) — — 8,212,576
JPMorgan Chase Bank NA .......................... 41,341,148 (25,260,110) — (9,593,000) 6,488,038
JPMorgan Securities LLC ........................... 45,685 (45,685) — — —
Merrill Lynch International & Co. ...................... 793,355 — — — 793,355
Morgan Stanley & Co. International plc .................. 24,408,449 (24,408,449) — — —
Natwest Markets plc .............................. 1,378,582 (480,433) — — 898,149
Nomura International plc ........................... 6,694,675 (507,603) — (3,490,000) 2,697,072
Royal Bank of Canada ............................. 4,930,281 (782,269) — — 4,148,012
Standard Chartered Bank ........................... 2,453,669 (843,272) — (520,000) 1,090,397
State Street Bank and Trust Co. ...................... 1,469,440 (1,469,440) — — —
Toronto Dominion Bank ............................ 4,207,702 (1,857,396) — — 2,350,306
UBS AG ...................................... 10,590,119 (2,127,364) (2,154,672) (1,113,000) 5,195,083
Westpac Banking Corp. ............................ 60,857 (29,918) — — 30,939
$ 298,996,905 $ (216,238,633) $ (2,154,672) $ (38,442,126) $ 42,161,474
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 72,842,351 $ (41,556,397) $ (31,285,954) $ — $ —
Barclays Bank plc ................................ 18,914,347 (17,237,891) — — 1,676,456
BNP Paribas SA ................................. 13,532,860 (13,532,860) — — —
Canadian Imperial Bank of Commerce .................. 72,772 — — — 72,772
Citibank NA .................................... 25,825,433 (25,825,433) — — —
Citigroup Global Markets, Inc. ........................ 267,933 (267,933) — — —
Commonwealth Bank of Australia ..................... 404,775 (2,494) — — 402,281
Credit Agricole Corporate & Investment Bank SA ........... 460,582 (460,582) — — —
Deutsche Bank AG ............................... 20,071,649 (20,071,649) — — —
Goldman Sachs International ........................ 33,590,338 (33,590,338) — — —
HSBC Bank plc .................................. 5,881,117 (5,881,117) — — —
JPMorgan Chase Bank NA .......................... 25,260,110 (25,260,110) — — —
JPMorgan Securities LLC ........................... 612,024 (45,685) (549,812) — 16,527
Morgan Stanley & Co. International plc .................. 26,367,620 (24,408,449) (1,959,171) — —
Natwest Markets plc .............................. 480,433 (480,433) — — —
Nomura International plc ........................... 507,603 (507,603) — — —
Royal Bank of Canada ............................. 782,269 (782,269) — — —
Societe Generale SA .............................. 219,622 — (219,622) — —
Standard Chartered Bank ........................... 843,272 (843,272) — — —
State Street Bank and Trust Co. ...................... 2,577,304 (1,469,440) — — 1,107,864
Toronto Dominion Bank ............................ 1,857,396 (1,857,396) — — —
UBS AG ...................................... 2,127,364 (2,127,364) — — —
Westpac Banking Corp. ............................ 29,918 (29,918) — — —
$ 253,529,092 $ (216,238,633) $ (34,014,559) $ — $ 3,275,900
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 2,480,897 $ — $ 2,480,897
Bermuda ............................................. — 39,727,237 — 39,727,237
Canada ............................................. — 18,837,472 — 18,837,472
Cayman Islands ........................................ — 2,508,095,964 1 2,508,095,965
France .............................................. — 28,388,743 — 28,388,743
Germany ............................................ — 4,710,517 — 4,710,517
Ireland .............................................. — 420,963,737 — 420,963,737
Italy ................................................ — 104,663,379 — 104,663,379
Jersey, Channel Islands ................................... — 60,588,097 — 60,588,097
Luxembourg .......................................... — 25,688,701 — 25,688,701
Netherlands ........................................... — 20,487,171 — 20,487,171
Portugal ............................................. — 543,833 — 543,833
Spain ............................................... — 14,450,771 — 14,450,771
United Kingdom ........................................ — 215,669,639 — 215,669,639
United States .......................................... — 2,300,561,540 68,504,592 2,369,066,132
Common Stocks
Belgium ............................................. — 1,444,167 — 1,444,167
Cambodia ............................................ — 541,256 — 541,256
Canada ............................................. 2,787,847 — — 2,787,847
Chile ............................................... — 1,326,516 — 1,326,516
China ............................................... 471,583 6,231,674 — 6,703,257
Czech Republic ........................................ — 978,431 — 978,431
France .............................................. 86,369 826,728 — 913,097
Georgia ............................................. — 486,256 — 486,256
Germany ............................................ 84,571 35,982,066 — 36,066,637
Greece .............................................. 976,478 241,403 — 1,217,881
Hungary ............................................. 672,382 647,166 — 1,319,548
India ............................................... 2,870,400 19,640,599 — 22,510,999
Indonesia ............................................ 510,180 3,636,080 — 4,146,260
Italy ................................................ — 8,572,564 — 8,572,564
Kazakhstan ........................................... 1,757,632 — — 1,757,632
Malaysia ............................................. — 1,592,014 — 1,592,014
Mexico .............................................. 662,780 — — 662,780
Netherlands ........................................... 779,544 4,250,943 — 5,030,487
Philippines ........................................... 1,741,403 1,882,657 — 3,624,060
Poland .............................................. — 1,887,393 — 1,887,393
Singapore ............................................ 683,132 — — 683,132
South Korea .......................................... 244,214 — — 244,214
Spain ............................................... — 795,540 — 795,540
Sweden ............................................. — 1,663,031 — 1,663,031
Switzerland ........................................... — 1,927,915 — 1,927,915
Thailand ............................................. 1,490,122 537,178 — 2,027,300
United Kingdom ........................................ 7,332,343 2,368,151 52 9,700,546
United States .......................................... 508,562,115 7,838,267 175,993,686 692,394,068
Corporate Bonds
Argentina ............................................ — 4,667,215 — 4,667,215
Australia ............................................. — 147,921,088 36,866,900 184,787,988
Austria .............................................. — 49,792,338 — 49,792,338
Belgium ............................................. — 112,729,674 — 112,729,674
Brazil ............................................... — 125,565,413 — 125,565,413

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Canada ............................................. $ — $ 267,498,771 $ — $ 267,498,771
Chile ............................................... — 46,177,188 — 46,177,188
China ............................................... — 63,158,790 — 63,158,790
Colombia ............................................ — 54,755,311 — 54,755,311
Costa Rica ........................................... — 1,550,634 — 1,550,634
Cyprus .............................................. — 10,775,853 — 10,775,853
Czech Republic ........................................ — 15,385,328 — 15,385,328
Denmark ............................................. — 98,077,876 — 98,077,876
Dominican Republic ..................................... — 6,346,330 — 6,346,330
Finland .............................................. — 58,443,633 — 58,443,633
France .............................................. — 1,138,498,174 16,105,517 1,154,603,691
Germany ............................................ — 1,137,637,044 22,722,007 1,160,359,051
Ghana .............................................. — 2,899,396 — 2,899,396
Greece .............................................. — 18,710,946 — 18,710,946
Guatemala ........................................... — 7,109,215 — 7,109,215
Hong Kong ........................................... — 167,376,654 — 167,376,654
India ............................................... — 293,308,543 — 293,308,543
Indonesia ............................................ — 100,128,423 — 100,128,423
Ireland .............................................. — 52,681,204 — 52,681,204
Israel ............................................... — 30,371,549 — 30,371,549
Italy ................................................ — 616,430,674 21,710,539 638,141,213
Jamaica ............................................. — 8,259,376 — 8,259,376
Japan ............................................... — 296,822,516 — 296,822,516
Jersey, Channel Islands ................................... — 18,417,811 47,240,000 65,657,811
Kuwait .............................................. — 10,828,719 — 10,828,719
Liechtenstein .......................................... — — 19,384,000 19,384,000
Luxembourg .......................................... — 143,879,090 — 143,879,090
Macau .............................................. — 83,994,886 — 83,994,886
Malaysia ............................................. — 17,762,613 — 17,762,613
Mexico .............................................. — 31,424,731 — 31,424,731
Netherlands ........................................... — 303,389,891 — 303,389,891
New Zealand .......................................... — 8,394,225 — 8,394,225
Nigeria .............................................. — 14,063,977 — 14,063,977
Norway .............................................. — 14,280,743 — 14,280,743
Peru ................................................ — 6,423,627 — 6,423,627
Philippines ........................................... — 46,314,369 — 46,314,369
Portugal ............................................. — 62,426,311 — 62,426,311
Romania ............................................. — 18,873,270 — 18,873,270
Saudi Arabia .......................................... — 19,594,434 — 19,594,434
Singapore ............................................ — 62,716,216 — 62,716,216
Slovenia ............................................. — 23,911,630 — 23,911,630
South Africa ........................................... — 51,338,916 — 51,338,916
South Korea .......................................... — 196,684,938 — 196,684,938
Spain ............................................... — 537,879,403 23,026,603 560,906,006
Sweden ............................................. — 141,898,048 — 141,898,048
Switzerland ........................................... — 419,673,235 — 419,673,235
Thailand ............................................. — 56,200,497 — 56,200,497
Turkey .............................................. — 13,962,077 — 13,962,077
Ukraine ............................................. — 57,802,004 — 57,802,004
United Arab Emirates .................................... — 51,817,817 — 51,817,817
United Kingdom ........................................ — 1,442,022,873 6,420,929 1,448,443,802
United States .......................................... — 5,028,212,144 441,961,754 5,470,173,898
Vietnam ............................................. — 1,764,000 — 1,764,000
Zambia .............................................. — 6,589,282 — 6,589,282
Fixed Rate Loan Interests .................................. — — 131,215,525 131,215,525
Floating Rate Loan Interests
Australia ............................................. — 989,208 — 989,208
Austria .............................................. — 3,212,047 — 3,212,047
Belgium ............................................. — 5,982,660 — 5,982,660
Canada ............................................. — 3,281,009 — 3,281,009
Colombia ............................................ — — 27,871,840 27,871,840
Finland .............................................. — 10,164,309 — 10,164,309
France .............................................. — 61,376,160 — 61,376,160
Germany ............................................ — 60,012,235 3,956,199 63,968,434
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Ireland .............................................. $ — $ 7,444,880 $ 28,849,997 $ 36,294,877
Jersey, Channel Islands ................................... — — 21,636,526 21,636,526
Luxembourg .......................................... — 82,103,665 11,185,861 93,289,526
Netherlands ........................................... — 68,226,133 — 68,226,133
Norway .............................................. — 2,171,305 — 2,171,305
Spain ............................................... — 52,242,831 59,351,926 111,594,757
Sweden ............................................. — 10,774,470 — 10,774,470
United Kingdom ........................................ — 80,728,536 92,095,549 172,824,085
United States .......................................... — 572,801,905 408,654,582 981,456,487
Foreign Agency Obligations ................................. — 545,732,102 — 545,732,102
Foreign Government Obligations .............................. — 3,987,740,781 — 3,987,740,781
Grantor Trust ........................................... 3,004,320 — — 3,004,320
Investment Companies .................................... 335,790,060 — 24,357,860 360,147,920
Municipal Bonds ......................................... — 431,683,620 — 431,683,620
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 34,409,056 — 34,409,056
Cayman Islands ........................................ — 18,864,224 — 18,864,224
Ireland .............................................. — 72,662,446 — 72,662,446
Italy ................................................ — 29,165,094 — 29,165,094
Netherlands ........................................... — 9,748,915 — 9,748,915
Switzerland ........................................... — 8,103 — 8,103
United Kingdom ........................................ — 424,360,439 — 424,360,439
United States .......................................... — 3,257,365,662 113,690,156 3,371,055,818
Preferred Securities
Brazil ............................................... — — 11,459,188 11,459,188
China ............................................... — — 50,093,888 50,093,888
Germany ............................................ — — 26,118 26,118
Israel ............................................... — — 13,970,988 13,970,988
Spain ............................................... — 10,655,953 — 10,655,953
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 8,270,571 8,270,571
United States .......................................... — 128,032,553 269,949,714 397,982,267
U.S. Government Sponsored Agency Securities .................... — 13,174,740,678 91,312 13,174,831,990
U.S. Treasury Obligations ................................... — 868,023,284 — 868,023,284
Warrants .............................................. 162,992 8,557 33,579,855 33,751,404
Short-Term Securities
Borrowed Bond Agreements ................................. — 256,665,410 — 256,665,410
Commercial Paper ....................................... — 722,810,527 — 722,810,527
Foreign Agency Obligations ................................. — 75,219,749 — 75,219,749
Foreign Government Obligations .............................. — 179,880,598 — 179,880,598
Money Market Funds ...................................... 1,271,907,678 — — 1,271,907,678
Options Purchased
Credit contracts .......................................... — 5,666,335 — 5,666,335
Equity contracts .......................................... 8,015,515 1,345,101 — 9,360,616
Foreign currency exchange contracts ........................... — 29,039,085 — 29,039,085
Interest rate contracts ...................................... 2,883,926 36,312,198 — 39,196,124
Unfunded commitments
(a)
........................................ — — 6,178,887 6,178,887
Liabilities
Investments
Borrowed Bonds ......................................... — (253,689,781) — (253,689,781)
TBA Sale Commitments .................................... — (5,768,593,612) — (5,768,593,612)
Unfunded Floating Rate Loan Interests
(b)
.............................. — — (62,690) (62,690)
$ 2,153,477,586 $ 38,996,145,056 $ 2,196,360,433 $ 43,345,983,075
Investments valued at NAV
(c)
...................................... 36,259,371
$ 43,382,242,446
Derivative Financial Instruments
(d)
Assets
Commodity contracts ....................................... $ 723,526 $ — $ — $ 723,526
Credit contracts ........................................... — 16,440,128 — 16,440,128
Equity contracts ........................................... 766,022 3,114,602 — 3,880,624
Foreign currency exchange contracts ............................ — 124,238,680 — 124,238,680
Interest rate contracts ....................................... 32,032,417 413,195,289 — 445,227,706
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ 332,520 $ — $ 332,520
Liabilities
Commodity contracts ....................................... (264,029) — — (264,029)
Credit contracts ........................................... — (29,786,793) — (29,786,793)
Equity contracts ........................................... (5,431,251) (347,304) — (5,778,555)
Foreign currency exchange contracts ............................ — (61,720,283) — (61,720,283)
Interest rate contracts ....................................... (37,233,595) (723,675,731) — (760,909,326)
Other contracts ........................................... — (10,755) — (10,755)
$ (9,406,910) $ (258,219,647) $ — $ (267,626,557)
(a)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $1,286,228 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investment
Companies
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ............................... $ 130,976,062 $ 77,139,022 $ 540,614,614 $ 88,154,978 $ 727,543,256 $ 16,854,730
Transfers into Level 3 ............................................. — — — 34,120,240 66,359,854 —
Transfers out of Level 3 ............................................ (42,876,170) — (2,861,553) — (5,645,190) —
Other
(a)
....................................................... 5,614,989 — (5,614,989) — — —
Accrued discounts/premiums ......................................... (2,321,367) — 2,511,494 105,452 930,225 —
Net realized gain (loss) ............................................ 26,061 (1,255,439) (1,493,982) 69,915 815,692 —
Net change in unrealized appreciation (depreciation)
(b) (c)
....................... (1,525,444) (1,831,065) (9,854,735) (97,054) (9,450,349) 2,713,479
Purchases ..................................................... — 102,259,415 190,209,670 36,661,597 85,585,476 4,789,651
Sales ........................................................ (21,389,538) (318,195) (78,072,270) (27,799,603) (212,536,484) —
Closing balance, as of June 30, 2024 ...................................
$ 68,504,593 $ 175,993,738 $ 635,438,249 $ 131,215,525 $ 653,602,480 $ 24,357,860
Net change in unrealized appreciation (depreciation) on investments still held at June 30,
2024
(c)
.....................................................
$ 330,960 $ (3,404,684) $ (5,263,287) $ (97,054) $ (10,111,569) $ 2,713,479
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................... $ 140,558,506 $ 298,734,094 $ 7,197,193 $ 2,087,315 $ — $ 10,297,993 $ 2,040,157,763
Transfers into Level 3 ................................. — 15,957,567 — — — 940,426 117,378,087
Transfers out of Level 3 ................................ (2,527,155) (719,742) — — — (40,407) (54,670,217)
Accrued discounts/premiums ............................. 694,125 — — — — — 1,919,929
Net realized gain (loss) ................................ 105,014 276 — — — — (1,732,463)
Net change in unrealized appreciation (depreciation)
(b) (c)
........... 2,514,113 (23,269,861) (1,018,306) (2,150,005) (2,824) 19,232,541 (24,739,510)
Purchases ......................................... 28,885 85,321,000 — — 94,136 3,149,302 508,099,132
Sales ............................................ (27,683,332) (22,252,866) — — — — (390,052,288)
Closing balance, as of June 30, 2024 .......................
$ 113,690,156 $ 353,770,468 $ 6,178,887 $ (62,690) $ 91,312 $ 33,579,855 $ 2,196,360,433
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024
(c)
..............................
$ 2,514,113 $ (40,171,581) $ (1,018,306) $ (2,150,005) $ (2,824) $ 19,870,693 $ (36,790,065)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $352,689,610.
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $20,264,000 as of June 30, 2024.
See notes to consolidated financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 39,105,325 Income Discount Rate 9% —
Common Stocks ............................. 175,993,598 Market Revenue Multiple 1.63x – 17.50x 7.04x
Volatility 75% – 80% 80%
Time to Exit 3.0 – 5.1 years 3.0 years
EBIDTA Multiple 12.80x —
Income Discount Rate 14% – 16% 15%
Corporate Bonds ............................. 590,583,396 Income Discount Rate 5% – 30% 12%
Market Revenue Multiple 4.00x —
Volatility 50% —
Fixed Rate Loan Interests ........................ 75,759,551 Income Discount Rate 7% – 12% 8%
Floating Rate Loan Interests ...................... 565,368,793 Income Discount Rate 7% – 14% 10%
Estimated Recovery
Value
9% – 44% 41%
Market EBITDA Multiple 15.00x —
Non-Agency Mortgage-Backed Securities .............. 22,448,575 Income Discount Rate 10% —
Preferred Stocks
(b)
............................ 353,770,467 Market Revenue Multiple 0.22x – 17.50x 6.21x
Volatility 35% – 95% 69%
Time to Exit 0.5 – 5.0 years 2.6 years
Gross Profit Multiple 16.75x —
EBIDTAR Multiple 11.15x —
EBIDTA Multiple 7.00x – 12.40x 11.89x
Market Adjustment
Multiple
1.40x —
Income Discount Rate 11% – 16% 13%
Warrants .................................. 20,641,118 Market Revenue Multiple 4.00x – 10.50x 7.44x
Volatility 38% – 80% 64%
Time to Exit 0.5 – 5.1 years 2.8 years
Income Discount Rate 6% – 19% 18%
$ 1,843,670,823

Consolidated Statements of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 2,199,721,181 $ 48,005,211,416
Investments, at value — affiliated
(c)
........................................................................... 9,690,707 1,393,198,226
Cash .............................................................................................. 6,148,095 25,149,163
Cash pledged:
Collateral — borrowed bond agreements ...................................................................... — 255,182
Collateral — OTC derivatives ............................................................................. — 17,911,000
Futures contracts ..................................................................................... 2,832,820 249,446,000
Centrally cleared swaps ................................................................................. 7,870,000 324,972,000
Foreign currency, at value
(d)
................................................................................ 3,175,934 385,302,561
Receivables: – –
Investment s sold ..................................................................................... 21,422,586 541,223,602
Options written ....................................................................................... 5,569 986,027
Securities lending income — affiliated ....................................................................... — 48,714
TBA sale commitments ................................................................................. — 5,783,939,783
Capital shares sold .................................................................................... 4,466,935 50,926,081
Dividends — unaffiliated ................................................................................ 16,600 378,538
Dividends — affiliated .................................................................................. 28,337 4,025,609
Interest — unaffiliated .................................................................................. 8,638,009 372,659,550
From the Manager .................................................................................... 169,450 —
Due from broker ...................................................................................... 2,250,000 —
Variation margin on futures contracts ........................................................................ 584,173 35,318,572
Variation margin on centrally cleared swaps ................................................................... 136,121 156,138
Swap premiums paid .................................................................................... — 82,931,110
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 697,315 124,218,571
OTC swaps ......................................................................................... — 19,484,505
Unfunded commitments ................................................................................. — 6,178,887
Prepaid e xpenses ...................................................................................... 111,980 740,022
Total a ssets ..........................................................................................
2,267,965,812 57,424,661,257
LIABILITIES
Cash received:
Collateral — reverse repurchase agreements ................................................................... — 1,239,005
Collateral — OTC derivatives ............................................................................. 580,000 38,556,764
Collateral — TBA commitments ............................................................................ 281,000 121,366,512
Borrowed bonds, at value
(e)
................................................................................ — 253,689,781
Collateral on securities loaned .............................................................................. — 114,775,261
Options written, at value
(f)
................................................................................. 1,776,555 142,013,705
TBA sale commitments, at value
(g)
........................................................................... — 5,768,593,612
Reverse repurchase agreements, at value ...................................................................... 229,758,793 1,286,228

Consolidated Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024

Consolidated Statements of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
Payables: – –
Investments purchased ................................................................................. 84,047,862 12,828,998,692
Swaps   ........................................................................................... — 4,162,443
Bank borrowings ..................................................................................... — 87,054,071
Accounting services fees ................................................................................ 93,059 932,357
Dividends on short sales ................................................................................ — 204,193
Administration fees .................................................................................... 63,172 1,588,628
Capital shares redeemed ................................................................................ 8,678,450 74,508,443
Custodian fees ....................................................................................... 13,231 806,395
Deferred capital gain tax ................................................................................ — 990,351
Income dividend distributions ............................................................................. 1,556,907 14,548,266
Interest expense ..................................................................................... — 2,206,448
Investment advisory fees ................................................................................ 352,757 13,915,911
Trustees' and Officer's fees .............................................................................. — 527,097
Other affiliate fees .................................................................................... 826 55,562
Professional fees ..................................................................................... 37,144 297,312
Registration fees ..................................................................................... 3,440 —
Service and distribution fees .............................................................................. 89,720 295,038
Transfer agent fees ................................................................................... 695,167 6,938,644
Other accrued expenses ................................................................................ 73,837 617,706
Variation margin on futures contracts ........................................................................ — 5,710,919
Swap premiums received ................................................................................. — 30,838,391
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 43,718 43,579,277
OTC swaps ......................................................................................... — 43,676,199
Unfunded floating rate loan interests ........................................................................ — 62,690
Total li abilities .........................................................................................
328,145,638 19,604,035,901
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,939,820,174 $ 37,820,625,356
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 2,392,669,462 $ 41,559,769,039
Accumulated loss ...................................................................................... (452,849,288) (3,739,143,683)
NET ASSETS .........................................................................................
$ 1,939,820,174 $ 37,820,625,356
(a)
  Investments, at cost — unaffiliated ................................................................... $ 2,333,963,064 $ 48,918,848,468
(b)
  Securities loaned, at value ........................................................................ $ — $ 112,134,772
(c)
  Investments, at cost — affiliated ..................................................................... $ 10,134,482 $ 1,393,780,643
(d)
  Foreign currency, at cost ......................................................................... $ 3,246,466 $ 391,233,111
(e)
  Proceeds received from borrowed bonds ............................................................... $ — $ 287,103,195
(f)
  Premiums received ............................................................................. $ 2,499,214 $ 154,886,883
(g)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 5,783,939,783

Consolidated Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 1,092,934,846 $ 24,312,484,545
Shares outstanding ...................................................................................
113,431,580 2,596,920,037
Net asset value .....................................................................................
$ 9.64 $ 9.36
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 298,994,483 $ 916,932,049
Shares outstanding ...................................................................................
31,954,295 97,983,619
Net asset value .....................................................................................
$ 9.36 $ 9.36
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 20,772,084 $ 85,181,662
Shares outstanding ...................................................................................
2,333,444 9,105,013
Net asset value .....................................................................................
$ 8.90 $ 9.36
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 527,118,761 $ 12,506,027,100
Shares outstanding ...................................................................................
55,544,300 1,334,813,846
Net asset value .....................................................................................
$ 9.49 $ 9.37
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Consolidated Statements of Operations
(unaudited)

Six Months Ended June 30, 2024

Consolidated Statements of Operations
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 27,968 $ 6,497,548
Dividends — affiliated .................................................................................. 152,658 44,577,515
Interest — unaffiliated .................................................................................. 58,631,309 1,067,052,473
Securities lending income — affiliated — net .................................................................. — 466,535
Foreign taxes withheld ................................................................................. — (5,357,180)
Total investment income ..................................................................................
58,811,935 1,113,236,891
EXPENSES
Investment advisory ................................................................................... 2,475,643 83,300,226
Transfer agent — class specific ........................................................................... 1,425,795 11,354,333
Service and distribution — class specific ..................................................................... 503,614 1,640,070
Administration ...................................................................................... 397,111 5,762,929
Administration — class specific ........................................................................... 202,159 3,672,053
Accounting services ................................................................................... 86,476 881,145
Professional ........................................................................................ 60,628 716,948
Custodian .......................................................................................... 40,509 1,511,716
Registration ........................................................................................ 33,455 532,207
Printing and postage .................................................................................. 25,350 53,220
Trustees and Officer ................................................................................... 18,565 284,353
Miscellaneous ....................................................................................... 15,559 544,686
Total expenses excluding dividend expense and interest expense ......................................................
5,284,864 110,253,886
Dividend expense — unaffiliated ........................................................................... — 8,577
Interest expense ..................................................................................... 7,696,075 16,773,835
Total e xpenses ........................................................................................
12,980,939 127,036,298
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (202,159) —
Fees waived and/or reimbursed by the Manager ................................................................ (238,953) (1,101,097)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (1,058,450) —
Total ex penses after fees waived and/or reimbursed ...............................................................
11,481,377 125,935,201
Net investment income ...................................................................................
47,330,558 987,301,690

Consolidated Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
REALIZED AND UNREALIZED GAIN (LOSS) $ (28,044,215) $ (387,289,738)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................... $ (58,148,252) $ (163,816,634)
Investments — affiliated .............................................................................. — 9,183,616
Borrowed bonds ................................................................................... — 3,318,669
Forward foreign currency exchange contracts ................................................................ 1,556,005 213,500,956
Foreign currency transactions .......................................................................... 28,243 2,133,867
Futures contracts ................................................................................... 5,027,909 51,774,319
Options written .................................................................................... 2,941,721 111,805,832
Payment by affiliate ................................................................................. — 9,825
Short sales — affiliated ............................................................................... — (2,362,668)
Short sales — unaffiliated ............................................................................. — (336,815)
Swaps   ......................................................................................... (1,983,143) (76,930,702)
(50,577,517) 148,280,265
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................... 8,426,097 (584,350,526)
Investments — affiliated .............................................................................. 112,246 (18,926,726)
Borrowed bonds ................................................................................... — 12,001,430
Forward foreign currency exchange contracts ................................................................ 712,569 201,024,426
Foreign currency translations ........................................................................... (114,457) 1,336,335
Futures contracts ................................................................................... 9,980,400 205,206,008
Options written .................................................................................... 1,356,346 5,963,784
Short sales — unaffiliated ............................................................................. — 115,848
Swaps   ......................................................................................... 2,060,101 (354,772,272)
Unfunded floating rate loan interests ...................................................................... — (2,150,005)
Unfunded commitments .............................................................................. — (1,018,306)
22,533,302 (535,570,004)
Net realized and unrealized loss .............................................................................
(28,044,215) (387,289,739)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 19,286,343 $ 600,011,951
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ — $ (8,176)
(b)
  Net of increase in deferred capital gain tax of .................................................................. $ — $ (913,755)

Consolidated Statements of Changes in Net Assets

Consolidated Statements of Changes in Net Assets
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities
Portfolio
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 47,330,558 $ 81,493,846 $ 987,301,690 $ 1,787,607,361
Net realized gain (loss) ............................................ (50,577,517) (155,194,672) 148,280,265 (1,266,229,120)
Net change in unrealized appreciation (depreciation) ........................ 22,533,302 158,253,913 (535,570,004) 2,030,547,848
Net increase in net assets resulting from operations ...........................
19,286,343 84,553,087 600,011,951 2,551,926,089
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (26,723,562) (45,875,910) (564,112,649) (1,046,868,306)
Investor A .................................................... (7,089,032) (12,622,429) (21,227,182) (40,071,450)
Investor C .................................................... (458,344) (906,231) (1,669,671) (3,603,287)
Class K ...................................................... (13,125,975) (20,902,312) (283,187,327) (414,830,127)
Return of capital: – – – –
Institutional ................................................... — (1,539,532) — (108,729,520)
Investor A .................................................... — (445,999) — (4,161,889)
Investor C .................................................... — (38,373) — (374,243)
Class K ...................................................... — (699,669) — (43,084,961)
Decrease in net assets resulting from distributions to shareholders .................
(47,396,913) (83,030,455) (870,196,829) (1,661,723,783)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(172,584,896) (545,679,117) 1,983,982,467 (2,542,917,341)
NET ASSETS
Total increase (decrease) in net assets ................................... (200,695,466) (544,156,485) 1,713,797,589 (1,652,715,035)
Beginning of period ................................................
2,140,515,640 2,684,672,125 36,106,827,767 37,759,542,802
End of period ....................................................
$ 1,939,820,174 $ 2,140,515,640 $ 37,820,625,356 $ 36,106,827,767
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Statements of Cash Flows
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
CASH PROVIDED BY OPERATING ACTIVITIES –
Net increase in net assets resulting from operations ............................................................................... $ 19,286,343
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities: —
Proceeds from sales of long-term investments ................................................................................. 3,793,309,111
Purchases of long-term investments ....................................................................................... (3,608,436,129)
Net proceeds from sales of short-term securities ............................................................................... 13,517,112
Amortization of premium and accretion of discount on investments ................................................................... (44,104,369)
Premiums received from options written ..................................................................................... 11,173,613
Premiums paid on closing options written .................................................................................... (12,664,298)
Net realized (gain) loss on investments and options written ........................................................................ 55,206,531
Net unrealized (appreciation) depreciation on investments , options written , swaps , forward foreign currency exchange contracts and foreign currency translations ... (10,492,801)
(Increase) Decrease in Assets:
Receivables: —
Dividends — affiliated ............................................................................................... 2,406
Interest — unaffiliated ............................................................................................... 389,618
From the Manager .................................................................................................. 11,585
Options written .................................................................................................... (5,569)
Variation margin on futures contracts ..................................................................................... (247,521)
Variation margin on centrally cleared swaps ................................................................................. (136,121)
Prepaid expenses .................................................................................................... (17,889)
Increase (Decrease) in Liabilities: —
Cash received: —
Collateral — OTC derivatives .......................................................................................... 580,000
Collateral — TBA commitments ......................................................................................... (1,479,000)
Payables: —
Administration fees ................................................................................................. (8,173)
Service and distribution fees ........................................................................................... (16,032)
Interest expense   .................................................................................................. (1,034,391)
Interest expense and fees ............................................................................................ (36,949)
Investment advisory fees ............................................................................................. (53,083)
Trustees' and Officer's fees ............................................................................................ (5,907)
Other affiliates .................................................................................................... 826
Professional fees .................................................................................................. (13,878)
Variation margin on futures contracts ..................................................................................... (442,096)
Variation margin on centrally cleared swaps ................................................................................. (83,282)
Other accrued expenses ............................................................................................. (88,339)
Net cash provided by operating activities ......................................................................................
214,111,318
CASH USED FOR FINANCING ACTIVITIES
Cash dividends paid to shareholders ......................................................................................... 556,849
Payments on redemption of capital shares ..................................................................................... (471,888,175)
Proceeds from issuance of capital shares ..................................................................................... 251,484,276
Net borrowing of reverse repurchase agreements ................................................................................ (4,873,619)
Net cash used for financing activities ......................................................................................... (224,720,669)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations .................................................................................
(58,461)
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency .................................................................. (10,667,812)
Restricted and unrestricted cash and foreign currency at beginning of period ..............................................................
32,944,661
Restricted and unrestricted cash and foreign currency at end of period .................................................................. $ 22,276,849
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense .................................................................................
$ (7,659,125)
NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of dividends and distributions paid to shareholders .....................................................
$ 46,466,256

Consolidated Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2024

Consolidated Statements of Cash Flows
BlackRock Inflation
Protected Bond
Portfolio
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH  AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES: 22,276,849
Cash ........................................................................................................... $ 6,148,095
Due from broker .................................................................................................... 2,250,000
Cash pledged: —
Futures contracts ................................................................................................. 2,832,820
Centrally cleared swaps ............................................................................................. 7,870,000
Foreign currency, at value ............................................................................................. 3,175,934
$ 22,276,849

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.69%, 0.56% and 0.34%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.52%, 0.35% and 0.34%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Institutional
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 9.77  $ 9.76  $ 11.82  $ 11.91  $ 10.82  $ 10.23
Net investment income
(a)
...................
0 .23  0 .33  0 .76  0 .59  0 .16  0 .22
Net realized and unrealized gain (loss) ..........
( 0 .13 ) 0 .02  ( 2 .06 ) 0 .08  1 .11  0 .62
Net increase (decrease) from investment operations .. 0.10  0.35  (1.30) 0.67  1.27  0.84
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .23 ) ( 0 .33 ) ( 0 .66 ) ( 0 .58 ) ( 0 .18 ) ( 0 .25 )
From net realized gain .....................
—  —  ( 0 .10 ) ( 0 .18 ) —  —
Return of capital ......................... —  ( 0 .01 ) —  —  —  —
Total distributions .......................... (0.23) (0.34) (0.76) (0.76) (0.18) (0.25)
Net asset value, end of period ................ $ 9.64  $ 9.77  $ 9.76  $ 11.82  $ 11.91  $ 10.82
Total Return
(c)
Based on net asset value .................... 1.05%
(d)
3.63% (11.40)% 5.75% 11.75% 8.26%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.27%
(f)
1.01% 0.75%
(g)
0.56%
(h)
0.61% 0.80%
Total expenses after fees waived and/or reimbursed ..
1.10%
(f)
0.85% 0.62%
(g)
0.39%
(h)
0.43% 0.65%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.34%
(f)
0.35% 0.40%
(g)
0.38%
(h)
0.34% 0.34%
Net investment income .....................
4.72%
(f)
3.39% 7.14% 4.92% 1.39% 2.12%
Supplemental Data
Net assets, end of period (000) ................ $ 1,092,935  $ 1,200,730  $ 1,524,659  $ 2,093,224  $ 1,260,218  $ 1,343,773
Portfolio turnover rate
(i)
...................... 140% 197% 293% 246% 330% 252%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
110% 145% 235% 246% 319% 220%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.99%, 0.80% and 0.59%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.77%, 0.60% and 0.59%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor A
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 9.49  $ 9.48  $ 11.50  $ 11.60  $ 10.55  $ 9.99
Net investment income
(a)
...................
0 .21  0 .30  0 .70  0 .55  0 .13  0 .20
Net realized and unrealized gain (loss) ..........
( 0 .12 ) 0 .02  ( 2 .00 ) 0 .07  1 .08  0 .59
Net increase (decrease) from investment operations .. 0.09  0.32  (1.30) 0.62  1.21  0.79
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .22 ) ( 0 .30 ) ( 0 .62 ) ( 0 .54 ) ( 0 .16 ) ( 0 .23 )
From net realized gain .....................
—  —  ( 0 .10 ) ( 0 .18 ) —  —
Return of capital ......................... —  ( 0 .01 ) —  —  —  —
Total distributions .......................... (0.22) (0.31) (0.72) (0.72) (0.16) (0.23)
Net asset value, end of period ................ $ 9.36  $ 9.49  $ 9.48  $ 11.50  $ 11.60  $ 10.55
Total Return
(c)
Based on net asset value .................... 0.94%
(d)
3.45% (11.71)% 5.45% 11.53% 7.94%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.57%
(f)
1.27% 1.05%
(g)
0.80%
(h)
0.93% 1.27%
Total expenses after fees waived and/or reimbursed ..
1.35%
(f)
1.10% 0.86%
(g)
0.63%
(h)
0.68% 0.90%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.59%
(f)
0.60% 0.65%
(g)
0.62%
(h)
0.59% 0.59%
Net investment income .....................
4.44%
(f)
3.17% 6.80% 4.73% 1.18% 1.89%
Supplemental Data
Net assets, end of period (000) ................ $ 298,994  $ 334,368  $ 441,529  $ 478,357  $ 457,665  $ 359,449
Portfolio turnover rate
(i)
...................... 140% 197% 293% 246% 330% 252%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
110% 145% 235% 246% 319% 220%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.55% and 1.34%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.47%, 1.35% and 1.34%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor C
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 9.04  $ 9.06  $ 11.01  $ 11.12  $ 10.17  $ 9.66
Net investment income
(a)
...................
0 .16  0 .22  0 .61  0 .44  0 .01  0 .10
Net realized and unrealized gain (loss) ..........
( 0 .11 ) 0 .01  ( 1 .93 ) 0 .08  1 .07  0 .59
Net increase (decrease) from investment operations .. 0.05  0.23  (1.32) 0.52  1.08  0.69
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .19 ) ( 0 .24 ) ( 0 .53 ) ( 0 .45 ) ( 0 .13 ) ( 0 .18 )
From net realized gain .....................
—  —  ( 0 .10 ) ( 0 .18 ) —  —
Return of capital ......................... —  ( 0 .01 ) —  —  —  —
Total distributions .......................... (0.19) (0.25) (0.63) (0.63) (0.13) (0.18)
Net asset value, end of period ................ $ 8.90  $ 9.04  $ 9.06  $ 11.01  $ 11.12  $ 10.17
Total Return
(c)
Based on net asset value .................... 0.54%
(d)
2.56% (12.35)% 4.73% 10.64% 7.17%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
2.19%
(f)
1.93% 1.70%
(g)
1.51%
(h)
1.57% 1.83%
Total expenses after fees waived and/or reimbursed ..
2.10%
(f)
1.85% 1.61%
(g)
1.39%
(h)
1.43% 1.65%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
1.34%
(f)
1.35% 1.40%
(g)
1.38%
(h)
1.34% 1.34%
Net investment income .....................
3.55%
(f)
2.40% 6.15% 3.95% 0.06% 1.04%
Supplemental Data
Net assets, end of period (000) ................ $ 20,772  $ 26,278  $ 40,543  $ 50,488  $ 29,358  $ 62,226
Portfolio turnover rate
(i)
...................... 140% 197% 293% 246% 330% 252%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
110% 145% 235% 246% 319% 220%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.50% and 0.29%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.34%, 0.29% and 0.29%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Class K
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 9.62  $ 9.61  $ 11.64  $ 11.73  $ 10.65  $ 10.07
Net investment income
(a)
...................
0 .23  0 .33  0 .73  0 .59  0 .17  0 .22
Net realized and unrealized gain (loss) ..........
( 0 .13 ) 0 .02  ( 2 .01 ) 0 .08  1 .09  0 .61
Net increase (decrease) from investment operations .. 0.10  0.35  (1.28) 0.67  1.26  0.83
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .23 ) ( 0 .33 ) ( 0 .65 ) ( 0 .58 ) ( 0 .18 ) ( 0 .25 )
From net realized gain .....................
—  —  ( 0 .10 ) ( 0 .18 ) —  —
Return of capital ......................... —  ( 0 .01 ) —  —  —  —
Total distributions .......................... (0.23) (0.34) (0.75) (0.76) (0.18) (0.25)
Net asset value, end of period ................ $ 9.49  $ 9.62  $ 9.61  $ 11.64  $ 11.73  $ 10.65
Total Return
(c)
Based on net asset value .................... 1.05%
(d)
3.67% (11.38)% 5.80% 11.85% 8.28%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.10%
(f)
0.85% 0.61%
(g)
0.38%
(h)
0.43% 0.65%
Total expenses after fees waived and/or reimbursed ..
1.05%
(f)
0.80% 0.56%
(g)
0.33%
(h)
0.38% 0.60%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.29%
(f)
0.30% 0.35%
(g)
0.33%
(h)
0.29% 0.29%
Net investment income .....................
4.78%
(f)
3.43% 7.06% 5.03% 1.48% 2.14%
Supplemental Data
Net assets, end of period (000) ................ $ 527,119  $ 579,140  $ 677,942  $ 717,937  $ 460,370  $ 340,162
Portfolio turnover rate
(i)
...................... 140% 197% 293% 246% 330% 252%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
110% 145% 235% 246% 319% 220%

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Institutional
Six Months
Ended
06/30/24
(unaudited)
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period .........
$ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60
Net investment income
(b)
.................
0 .25  0 .45  0 .29  0 .23  0 .26  0 .34
Net realized and unrealized gain (loss) ........
( 0 .10 ) 0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44  0 .38
Net increase (decrease) from investment operations 0.15  0.65  (0.57) 0.10  0.70  0.72
Distributions
(c)
– – – – – –
From net investment income ..............
( 0 .22 ) ( 0 .38 ) ( 0 .34 ) ( 0 .22 ) ( 0 .30 ) ( 0 .35 )
From net realized gain ...................
—  —  ( 0 .04 ) ( 0 .10 ) —  —
Return of capital ....................... —  ( 0 .04 ) —  —  —  —
Total distributions ........................ (0.22) (0.42) (0.38) (0.32) (0.30) (0.35)
Net asset value, end of period .............. $ 9.36  $ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97
Total Return
(d)
Based on net asset value .................. 1.61%
(e) (f)
7.26% (5.64)%
(f)
0.96% 7.21% 7.62%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................
0.71%
(h)
0.76% 0.70% 0.68% 0.73% 0.74%
Total expenses after fees waived and/or reimbursed
0.71%
(h)
0.75% 0.69% 0.68% 0.72% 0.74%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense
and professional fees for foreign withholding taxes
0.61%
(h)
0.62% 0.60% 0.61% 0.60% 0.61%
Net investment income ...................
5.36%
(h)
4.89% 3.02% 2.23% 2.62% 3.49%
Supplemental Data
Net assets, end of period (000) .............. $ 24,312,485  $ 23,850,574  $ 27,215,944  $ 33,577,122  $ 25,026,882  $ 23,223,183
Portfolio turnover rate
(i)
.................... 627%
(j)
1,005%
(j)
894% 1,155% 1,515% 1,805%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
377% 728% 673% 755% 1,030% 1,307%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor A
Six Months
Ended
06/30/24
(unaudited)
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period .........
$ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60
Net investment income
(b)
.................
0 .24  0 .43  0 .26  0 .20  0 .23  0 .31
Net realized and unrealized gain (loss) ........
( 0 .10 ) 0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44  0 .38
Net increase (decrease) from investment operations 0.14  0.63  (0.60) 0.07  0.67  0.69
Distributions
(c)
– – – – – –
From net investment income ..............
( 0 .21 ) ( 0 .36 ) ( 0 .31 ) ( 0 .19 ) ( 0 .27 ) ( 0 .32 )
From net realized gain ...................
—  —  ( 0 .04 ) ( 0 .10 ) —  —
Return of capital ....................... —  ( 0 .04 ) —  —  —  —
Total distributions ........................ (0.21) (0.40) (0.35) (0.29) (0.27) (0.32)
Net asset value, end of period .............. $ 9.36  $ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97
Total Return
(d)
Based on net asset value .................. 1.48%
(e) (f)
7.00% (5.91)%
(f)
0.67% 6.90% 7.31%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................
0.97%
(h)
1.01% 0.98% 0.97% 1.02% 1.05%
Total expenses after fees waived and/or reimbursed
0.96%
(h)
1.01% 0.97% 0.97% 1.01% 1.03%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense
and professional fees for foreign withholding taxes
0.87%
(h)
0.87% 0.88% 0.90% 0.89% 0.90%
Net investment income ...................
5.10%
(h)
4.64% 2.73% 1.96% 2.34% 3.20%
Supplemental Data
Net assets, end of period (000) .............. $ 916,932  $ 1,001,600  $ 1,118,485  $ 1,387,829  $ 1,583,745  $ 1,501,890
Portfolio turnover rate
(i)
.................... 627%
(j)
1,005%
(j)
894% 1,155% 1,515% 1,805%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
377% 728% 673% 755% 1,030% 1,307%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2019, the expense ratio would have been 1.77%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor C
Six Months
Ended
06/30/24
(unaudited)
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ........
$ 9.43  $ 9.20  $ 10.14  $ 10.36  $ 9.96  $ 9.59
Net investment income
(b)
................
0 .20  0 .36  0 .19  0 .13  0 .16  0 .24
Net realized and unrealized gain (loss) .......
( 0 .10 ) 0 .20  ( 0 .85 ) ( 0 .13 ) 0 .44  0 .38
Net increase (decrease) from investment operations 0.10  0.56  (0.66) —  0.60  0.62
Distributions
(c)
– – – – – –
From net investment income .............
( 0 .17 ) ( 0 .30 ) ( 0 .24 ) ( 0 .12 ) ( 0 .20 ) ( 0 .25 )
From net realized gain ..................
—  —  ( 0 .04 ) ( 0 .10 ) —  —
Return of capital ...................... —  ( 0 .03 ) —  —  —  —
Total distributions ....................... (0.17) (0.33) (0.28) (0.22) (0.20) (0.25)
Net asset value, end of period ............. $ 9.36  $ 9.43  $ 9.20  $ 10.14  $ 10.36  $ 9.96
Total Return
(d)
Based on net asset value ................. 1.11%
(e) (f)
6.23% (6.48)%
(f)
(0.04)% 6.14% 6.54%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................
1.70%
(h)
1.74% 1.70% 1.68% 1.75% 1.77%
(i)
Total expenses after fees waived and/or reimbursed
1.70%
(h)
1.73% 1.69% 1.67% 1.74% 1.76%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense
and professional fees for foreign withholding
taxes .............................
1.60%
(h)
1.60% 1.60% 1.61% 1.62% 1.63%
Net investment income ..................
4.37%
(h)
3.90% 1.97% 1.25% 1.59% 2.48%
Supplemental Data
Net assets, end of period (000) ............. $ 85,182  $ 97,046  $ 129,029  $ 200,734  $ 247,844  $ 434,348
Portfolio turnover rate
(j)
................... 627%
(k)
1,005%
(k)
894% 1,155% 1,515% 1,805%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
377% 728% 673% 755% 1,030% 1,307%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Class K
Six Months
Ended
06/30/24
(unaudited)
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period .........
$ 9.44  $ 9.21  $ 10.16  $ 10.38  $ 9.98  $ 9.60
Net investment income
(b)
.................
0 .25  0 .46  0 .30  0 .24  0 .27  0 .35
Net realized and unrealized gain (loss) ........
( 0 .10 ) 0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44  0 .39
Net increase (decrease) from investment operations 0.15  0.66  (0.56) 0.11  0.71  0.74
Distributions
(c)
– – – – – –
From net investment income ..............
( 0 .22 ) ( 0 .39 ) ( 0 .35 ) ( 0 .23 ) ( 0 .31 ) ( 0 .36 )
From net realized gain ...................
—  —  ( 0 .04 ) ( 0 .10 ) —  —
Return of capital ....................... —  ( 0 .04 ) —  —  —  —
Total distributions ........................ (0.22) (0.43) (0.39) (0.33) (0.31) (0.36)
Net asset value, end of period .............. $ 9.37  $ 9.44  $ 9.21  $ 10.16  $ 10.38  $ 9.98
Total Return
(d)
Based on net asset value .................. 1.66%
(e) (f)
7.36% (5.56)%
(f)
1.05% 7.29% 7.82%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................
0.62%
(h)
0.67% 0.61% 0.59% 0.65% 0.66%
Total expenses after fees waived and/or reimbursed
0.62%
(h)
0.66% 0.60% 0.59% 0.63% 0.65%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense
and professional fees for foreign withholding taxes
0.52%
(h)
0.53% 0.51% 0.52% 0.52% 0.52%
Net investment income ...................
5.45%
(h)
5.02% 3.14% 2.33% 2.71% 3.57%
Supplemental Data
Net assets, end of period (000) .............. $ 12,506,027  $ 11,157,608  $ 9,296,084  $ 9,940,850  $ 8,585,689  $ 8,858,737
Portfolio turnover rate
(i)
.................... 627%
(j)
1,005%
(j)
894% 1,155% 1,515% 1,805%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
377% 728% 673% 755% 1,030% 1,307%

Notes to Consolidated Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Prior Year Reorganization: The Board of Trustees of the Trust (the “Board”) of Strategic Income Opportunities (the “Acquiring Fund”) and the Board and shareholders of
BlackRock Multi-Sector Opportunities Trust II ("MSO 2" or the "Target Fund") approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring
Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each Common Shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such Common
Shareholder's Target Fund Common Shares, as determined at the close of business on November 10, 2023, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
The Target Fund’s net assets and composition of net assets on November 10, 2023, the valuation date of the reorganization were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $35,331,654,867. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $35,411,936,864. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
The purpose of these transactions was to combine two funds managed by the Manager with same or substantially similar (but not identical) investment objectives and strategies. The reorganization was a tax-free event and was effective on November 13, 2023.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Inflation Protected Bond Portfolio ...................................... Inflation Protected Bond Diversified
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years
Target Fund
Target Fund's
Share Class
Shares Prior
to Reorganization Conversion Ratio
Strategic Income
Opportunities’ Share Class
Shares of Strategic Income
Opportunities
MSO 2 Common 1,181,996 7.50355730 Investor A 8,869,175
Target Fund Net Assets Paid-In Capital Accumulated Loss
MSO 2 $ 80,281,997 $ 119,228,909 $ (38,946,912)
Target Fund
Fair Value
of Investment Cost of Investments
MSO 2 $ 64,193,018 $ 70,394,815

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Assuming the reorganization had been completed on January 1, 2023, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2023, were as follows:
• Net investment income (loss): $1,791,509,530
• Net realized and change in unrealized gain/loss on investments: $764,011,394
• Net increase/decrease in net assets resulting from operations: $2,555,520,924
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund's Consolidated Statements of Operations since November 13, 2023.
Basis of Consolidation: The accompanying consolidated financial statements of Inflation Protected Bond includes the account of Cayman Inflation Protected Bond Portfolio,
Ltd. (the "Inflation Protected Bond Cayman Subsidiary"), which is a wholly-owned subsidiary of Inflation Protected Bond and primarily invests in commodity-related instruments and other derivatives. The Inflation Protected Bond Cayman Subsidiary enables Inflation Protected Bond to hold these commodity-related instruments and satisfy, regulated investment company tax requirements. Inflation Protected Bond may invest up to 25% of its total assets in the Inflation Protected Bond Cayman Subsidiary. The net assets of the Inflation Protected Bond Cayman Subsidiary as of period end were $6,139,653, which is 0.3% of Inflation Protected Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Inflation Protected Bond Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Inflation Protected Bond, except that the Inflation Protected Bond Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BlackRock Cayman Strategic Income Opportunities Portfolio
II, Ltd. (the "Strategic Income Opportunities Cayman Subsidiary" or together with the Inflation Protected Bond Cayman Subsidiary, the "Cayman Subsidiaries"), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-related instruments and other derivatives. The Strategic Income Opportunities
Cayman Subsidiary enables Strategic Income Opportunities to hold these commodity-related instruments and satisfy, regulated investment company tax requirements.
Strategic Income Opportunities may invest up to 25% of its total assets in the Strategic Income Opportunities Cayman Subsidiary. The net assets of the Strategic Income
Opportunities Cayman Subsidiary as of period end were $99,747,862, which is 0.3% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Strategic Income Opportunities Cayman Subsidiary is subject to the same investment policies and restrictions that apply to
Strategic Income Opportunities, except that the Strategic Income Opportunities Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of SIO Neptunite 2023-2 LLC, which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests. The net assets of SIO Neptunite 2023-2 LLC as of period end were $26,073,378 which is 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. SIO Neptunite 2023-2 LLC is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
SIO Neptunite 2023-2 LLC has entered into a credit agreement with Mizuho Bank, Ltd. that established a non-recourse, revolving credit facility with a maximum commitment of up to $200 million (the “Mizuho Facility”) as leverage for investment purposes. The Mizuho Facility has the following terms: an upfront fee of 0.15% of the maximum commitment and interest at a rate equal to three-month Secured Overnight Financing Rate (“SOFR”) on the date the loan is made plus 1.60% per annum on amounts borrowed. There are no commitment fees or unused fees associated with the Mizuho Facility. The agreement expires on July 6, 2025 unless extended or renewed. SIO
Neptunite 2023-2 LLC's borrowings are secured by eligible securities held in its portfolio of investments.
During the period, SIO Neptunite 2023-2 paid the upfront fee associated with the agreement. The upfront fees and interest associated with the agreement are included in the
Consolidated Statements of Operations as interest expense and fees, if any. Advances to SIO Neptunite 2023-2 LLC as of period end, if any, are shown in the Consolidated
Statements of Assets and Liabilities as bank borrowings. For the six months ended June 30, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under SIO Neptunite 2023-2 LLC’s credit agreement were as follows:
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BR-SIP Subsidiary, LLC (the “Taxable Subsidiary” or together with the Cayman Subsidiaries and SIO Neptunite 2023-2 LLC the “Subsidiaries”), which is a wholly-owned taxable subsidiary of Strategic Income Opportunities. The Taxable
Subsidiary enables Strategic Income Opportunities to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated
Statements of Operations for Strategic Income Opportunities. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for Strategic Income Opportunities. Taxes payable or deferred as of June 30, 2024, if any, are disclosed in the
Consolidated Statements of Assets and Liabilities. Strategic Income Opportunities may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the
Taxable Subsidiary as of period end were $27,626,863, which is 0.1% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Maximum Amount
Borrowed Average Borrowing
Weighted Average Interest
Rates
SIO Neptunite 2023-2 ........................................................... $ 87,566,496 $ 79,491,798 6.99%

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the Consolidated Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Cayman Subsidiaries, are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiaries in any taxable year, the loss will generally not be available to offset the Funds' ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the  trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Consolidated Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2024, certain investments of Strategic Income Opportunities were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statements of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies.
These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, Strategic
Income Opportunities had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities
and Consolidated Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded commitments:
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities CML La Quinta Resort, Term Loan ..................... $ 2,632,507 $ 2,632,507 $ 2,632,507 $ –
Strategic Income
Opportunities Helios Service Partners LLC, Delayed Draw 2nd Lien Term Loan . 1,654,162 1,654,162 1,643,906 (10,256)
Strategic Income
Opportunities Seashell Bidco SL, Facility Term Loan B ................. 6,810,075 7,345,687 7,293,253 (52,434)
$ (62,690)
Fund Name Investment Name Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities Puerto Rico Electric Power Authority, Series B-1 ............ $ 6,150,147 $ 6,150,147 $ 6,967,032 $ 816,885
Strategic Income
Opportunities Puerto Rico Electric Power Authority, Series B-2 ............ 29,771,087 29,771,087 35,133,089 5,362,002
$ 6,178,887

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2024 , Strategic Income Opportunities had outstanding commitments of $41,765,612.
These commitments are not included in the net assets of Strategic Income Opportunities as of June 30, 2024 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statements of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Fund Name
Average
Amount Outstanding
Weighted
Average Interest
Rate
Inflation Protected Bond ........................................................................... $ 271,184,512 5.38%
Strategic Income Opportunities ...................................................................... 1,774,046 (1.30)

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of Inflation Protected Bond’s open reverse repurchase agreements by counterparty which are subject to offset under an
MRA on a net basis:
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b) (b)
Inflation Protected Bond
BNP Paribas SA ............................ $ (34,750,027) $ 34,696,524 $ — $ (53,503)
HSBC Securities (USA), Inc. .................... (62,503,270) 62,503,270 — —
Nomura Securities International, Inc. .............. (11,949,719) 11,926,802 — (22,917)
U.S. Bancorp Investments, Inc. .................. (120,555,777) 120,274,202 — (281,575)
$ (229,758,793) $ 229,400,798 $ — $ (357,995)
(a)
Collateral, if any, with a value of $229,426,444 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Counterparty
Borrowed Bond
Agreements
(a)
Reverse
Repurchase
Agreements
Borrowed
Bonds at
Value including
Accrued Interest
(b)
Net Amount
before
Collateral
Non-Cash
Collateral
Received
Cash
Collateral
Received
Fair Value of
Non-Cash
Collateral
Pledged
Including
Accrued
Interest
(c)
Cash
Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(d)
Barclays Bank plc . $ 29,430,117 $ (1,286,228) $ (29,258,894) $ (1,115,005) $ — $ — $ 1,115,005 $ — $ 1,115,005 $ —
Barclays Capital .. 17,004,749 — (16,981,855) 22,894 — — — — — 22,894
BNP Paribas SA .. 98,111,591 — (95,770,636) 2,340,955 — (989,005) — — (989,005) 1,351,950
(e)
BofA Securities ... 5,462,600 — (5,446,006) 16,594 — — — — — 16,594
Deutsche Bank AG . 26,334,642 — (26,367,202) (32,560) — — 32,560 — 32,560 —
Goldman Sachs &
Co. LLC ........ 7,940,100 — (7,960,666) (20,566) — — — — — (20,566)
Goldman Sachs
International ..... 2,699,435 — (2,787,247) (87,812) — — — — — (87,812)
J.P. Morgan
Securities plc .... 20,635,267 — (20,778,894) (143,627) — — — — — (143,627)
Merrill Lynch
International ..... 16,546,820 — (13,542,781) 3,004,039 — (250,000) — — (250,000) 2,754,039
(f)
Nomura Securities
International ..... 9,731,953 — (10,102,830) (370,877) — — — 255,182 255,182 (115,695)
RBC Capital Markets
LLC ........... 20,068,701 — (19,771,560) 297,141 — — — — — 297,141
RBC Europe Ltd. .. 2,699,435 — (2,787,247) (87,812) — — — — — (87,812)
$ 256,665,410 $ (1,286,228) $ (251,555,818) $ 3,823,364 $ — $ (1,239,005) $ 1,147,565 $ 255,182 $ 163,742 $ 3,987,106
(a)
Included in Investments at value-unaffiliated in the Consolidated Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $2,206,448 which is included in interest expense payable in the Consolidated Statements of Assets and Liabilities.
(c)
Collateral, if any, with a value of $1,282,774 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.
(d)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
(e)
Borrowed bond agreement with a value of $1,772,208 has been purchased and is pending settlement as of June 30, 2024.
(f)
Borrowed bond agreement with a value of $2,658,312 has been purchased and is pending settlement as of June 30, 2024.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Consolidated
Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Consolidated Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased
As of period end, the following table is a summary of the
Strategic Income Opportunities
' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Strategic Income Opportunities
BNP Paribas SA ............................. $ 1,474,500 $ (1,474,500) $ — $ —
BofA Securities, Inc. ........................... 22,757,901 (22,757,901) — —
Citigroup Global Markets, Inc. .................... 3,850,684 (3,850,684) — —
Goldman Sachs & Co. LLC ...................... 157,577 (157,577) — —
J.P. Morgan Securities LLC ...................... 45,318,767 (45,318,767) — —
Mizuho Securities USA LLC ..................... 3,437,084 (3,437,084) — —
Morgan Stanley .............................. 24,466,756 (24,466,756) — —
National Financial Services LLC ................... 81,406 (81,406) — —
Toronto-Dominion Bank ........................ 10,590,097 (10,590,097) — —
$ 112,134,772 $ (112,134,772) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statements of Assets and Liabilities.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk), bitcoin (commodity risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value
– unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the
Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated
Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically
“covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated
Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation)
on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the
Consolidated Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statements of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
For such services, Inflation Protected Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Inflation
Protected Bond’s net assets:
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities' direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
The Manager provides investment management and other services to the Subsidiaries. The Manager does not receive separate compensation from the Subsidiaries for providing investment management or administrative services. However, the Funds pay the Manager based on the Funds' net assets, which includes the assets of the
Subsidiaries.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Consolidated Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statements of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.250%
$1 billion - $ 3 billion ..................................................................................................... 0.240
$ 3 billion - $5 billion ..................................................................................................... 0.230
$5 billion - $10 billion .................................................................................................... 0.220
Greater than $10 billion ................................................................................................... 0.210
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Inflation Protected Bond ............................................................................ $ 389,650 $ 113,964 $ 503,614
Strategic Income Opportunities ....................................................................... 1,190,887 449,183 1,640,070
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended June 30, 2024, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  June 30, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended June 30, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 202 5 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of
Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Inflation Protected Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the six months ended June 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 113,312 $ 31,172 $ 2,279 $ 55,396 $ 202,159
Strategic Income Opportunities ...................................................... 2,391,729 95,271 8,984 1,176,069 3,672,053
Fund Name Institutional
Inflation Protected Bond ..................................................................................................... $ 672,316
Strategic Income Opportunities ................................................................................................ 113,887
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 2,558 $ 5,627 $ 866 $ 1,619 $ 10,670
Strategic Income Opportunities ...................................................... 30,672 7,957 3,045 11,696 53,370
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 1,027,260 $ 358,447 $ 10,756 $ 29,332 $ 1,425,795
Strategic Income Opportunities ...................................................... 10,809,686 459,955 35,932 48,760 11,354,333
Fund Name Other Fees
Inflation Protected Bond .................................................................................................... $ 467
Strategic Income Opportunities ............................................................................................... 5,283
Fund Name Investor A Investor C
Inflation Protected Bond ......................................................................................... $ 1 $ 325
Strategic Income Opportunities .................................................................................... 1,842 2,864
Fund Name
Fees Waived and/
or Reimbursed by the
Manager
Inflation Protected Bond ................................................................................................ $ 1,804
Strategic Income Opportunities ........................................................................................... 605,966
Fund Name
Fees Waived and/
or Reimbursed by
the Manager
Inflation Protected Bond .................................................................................................... $ 2,770
Strategic Income Opportunities ............................................................................................... 495,131

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statements of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Strategic Income Opportunities retains a portion of the securities lending income and remits the remaining portion to
BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, Strategic Income Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than
70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Consolidated Statements of Operations. For the six months ended June 30, 2024, Strategic Income Opportunities paid BIM $101,806 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Fund Name Institutional Investor A Investor C Class K
Inflation Protected Bond ................................................................. 0.34% 0.59% 1.34% 0.29%
Strategic Income Opportunities ............................................................ 0.65 0.90 1.65 N/A
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Inflation Protected Bond ...................................................................................................... $ 234,379
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Inflation Protected Bond
Institutional .................................................................................... $ 113,312 $ 743,505
Investor A ..................................................................................... 31,172 280,533
Investor C ..................................................................................... 2,279 5,080
Class K ...................................................................................... 55,396 29,332
$ 202,159 $ 1,058,450

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statements of Operations.
Other Transactions: During the six months ended June 30, 2024, Strategic Income Opportunities received a reimbursement of $9,825 from an affiliate, which is included in payment by affiliate in the Consolidated Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ Consolidated financial statements.
As of December 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR  (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Funds did not borrow under the credit agreement.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Inflation Protected Bond ................................................. $ 3,206,513,947 $ 3,568,922,763 $ 127,889,524 $ 80,188,260
Strategic Income Opportunities ............................................ 228,284,371,978 226,271,802,205 23,565,883,532 19,825,371,256
Fund Name Purchases Sales
Inflation Protected Bond ................................................................................. $ 714,325,086 $ 714,165,690
Strategic Income Opportunities ............................................................................ 98,389,230,066 98,375,441,680
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-Year
Ordinary Losses
Inflation Protected Bond ................................................................................. $ (174,774,078) $ (291,792)
Strategic Income Opportunities ............................................................................ (2,616,274,329) (75,885,858)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Inflation Protected Bond ............................................. $ 2,448,250,663 $ – $ (234,779,962) $ (234,779,962)
Strategic Income Opportunities ........................................ 50,443,795,164 1,291,081,799 (2,400,447,410) (1,109,365,611)

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedules of
Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Inflation Protected Bond
Institutional
Shares sold ..........................................
13,971,806 $ 135,417,319 34,442,749 $ 338,036,574
Shares issued in reinvestment of distributions .....................
2,708,498 26,042,863 4,708,760 45,925,296
Shares redeemed ......................................
(26,201,150) (253,647,969) (72,489,810) (708,426,737)
(9,520,846) $ (92,187,787) (33,338,301) $ (324,464,867)
Investor A
Shares sold and automatic conversion of shares ....................
3,079,023 $ 28,999,030 8,683,373 $ 81,822,553
Shares issued in reinvestment of distributions .....................
735,537 6,868,703 1,337,487 12,684,035
Shares redeemed ......................................
(7,099,304) (66,799,185) (21,332,305) (201,274,781)
(3,284,744) $ (30,931,452) (11,311,445) $ (106,768,193)
Investor C
Shares sold ..........................................
51,145 $ 457,536 343,677 $ 3,153,902
Shares issued in reinvestment of distributions .....................
48,855 434,060 99,119 897,772
Shares redeemed and automatic conversion of shares ...............
(672,985) (6,034,261) (2,012,663) (18,215,273)
(572,985) $ (5,142,665) (1,569,867) $ (14,163,599)

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
d
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
8,801,929 $ 84,019,926 20,006,142 $ 193,051,528
Shares issued in reinvestment of distributions .....................
1,385,720 13,120,630 2,247,386 21,574,857
Shares redeemed ......................................
(14,860,722) (141,463,548) (32,617,499) (314,908,843)
(4,673,073) $ (44,322,992) (10,363,971) $ (100,282,458)
(18,051,648) $ (172,584,896) (56,583,584) $ (545,679,117)
Strategic Income Opportunities
Institutional
Shares sold ..........................................
468,560,521 $ 4,382,315,460 864,520,092 $ 7,974,325,942
Shares issued in reinvestment of distributions .....................
54,860,999 512,817,913 113,174,026 1,042,050,665
Shares redeemed ......................................
(454,683,587) (4,254,610,964) (1,406,710,997) (12,947,280,122)
68,737,933 $ 640,522,409 (429,016,879) $ (3,930,903,515)
Investor A
Shares sold and automatic conversion of shares ....................
8,243,569 $ 77,114,243 23,136,391 $ 213,186,399
Shares issued resulting from reorganization ......................
— — 8,869,175 80,281,997
Shares issued in reinvestment of distributions .....................
2,046,280 19,125,358 4,455,091 41,000,801
Shares redeemed ......................................
(18,523,093) (173,095,753) (51,828,105) (476,662,881)
(8,233,244) $ (76,856,152) (15,367,448) $ (142,193,684)
Investor C
Shares sold ..........................................
689,608 $ 6,457,249 1,746,893 $ 16,094,132
Shares issued in reinvestment of distributions .....................
172,739 1,613,628 417,738 3,843,616
Shares redeemed and automatic conversion of shares ...............
(2,051,431) (19,175,952) (5,901,604) (54,278,777)
(1,189,084) $ (11,105,075) (3,736,973) $ (34,341,029)
Class K
Shares sold ..........................................
200,231,481 $ 1,873,945,333 416,530,171 $ 3,813,648,520
Shares issued in reinvestment of distributions .....................
28,647,936 267,996,316 46,437,606 427,600,136
Shares redeemed ......................................
(75,902,184) (710,520,364) (290,515,054) (2,676,727,769)
152,977,233 $ 1,431,421,285 172,452,723 $ 1,564,520,887
212,292,838 $ 1,983,982,467 (275,668,577) $ (2,542,917,341)

Additional Information
2024
BlackRock Semi-Annual Financial Statements

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
Citibank NA
(a)
New York, NY 10013
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For SIO Neptunite 2023-2 LLC.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2024
BlackRock Semi-Annual Financial Statements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 3, 2024 (the “May
Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Inflation Protected Bond Portfolio (the “Inflation Protected Bond Portfolio”) and BlackRock Strategic Income Opportunities Portfolio (the “Strategic
Income Opportunities Portfolio”) (together, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to each Fund. The Manager and the Sub-
Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Inflation Protected Bond Portfolio ranked in the third, second and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Inflation
Protected Bond Portfolio, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Inflation Protected Bond
Portfolio’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for each of the one-, three- and five-year periods reported, the Strategic Income Opportunities Portfolio ranked in the second quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Strategic Income
Opportunities Portfolio, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements

a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Inflation Protected Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Inflation Protected Bond Portfolio’s Expense Peers. The Board also noted that the Inflation Protected
Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Inflation Protected Bond Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Inflation
Protected Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Inflation Protected Bond Portfolio’s total expenses as a percentage of the Inflation Protected Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the Strategic Income Opportunities Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Strategic Income Opportunities Portfolio’s Expense Peers.
The Board also noted that the Strategic Income Opportunities Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Income Opportunities Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Income Opportunities Portfolio decreases below certain contractually specified levels. The Board further noted
that BlackRock and the Board have contractually agreed to a cap on the Strategic Income Opportunities Portfolio’s total expenses as a percentage of the Strategic Income
Opportunities Portfolio’s average daily net assets on a class-by-class basis, as applicable.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund and (2) the Manager and BRS, with respect to each Fund for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each
Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
AMT Alternative Minimum Tax
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
HIBOR Hong Kong Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
SAP Subject to Appropriations
SAW State Aid Withholding
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TIBOR Tokyo Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable.
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable.
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable.
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable.
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable.
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable.
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.
(a)(5) Change in Registrant’s independent public accountant – Not Applicable.
(b) Section 906 Certifications are attached.
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: August 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: August 22, 2024